Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.9%
BASIC MATERIALS - 1.5%
Chemicals - 0.5%
4,727	Air Products & Chemicals Inc.	$1,580,378
5,316	Ecolab Inc.	1,322,462
42,024	Linde PLC	19,372,644
5,028	Sherwin-Williams Co.	1,998,127
	Total Chemicals	24,273,611
Forest Products & Paper - 0.4%
269,240	International Paper Co.	15,839,389

Mining - 0.6%
310,306	Freeport-McMoRan Inc.	13,715,525
309,028	Newmont Corp.	12,960,634
1,843	Southern Copper Corp.	184,945
	Total Mining	26,861,104
	TOTAL BASIC MATERIALS	66,974,104
COMMUNICATIONS - 13.4%
Advertising - 0.7%
99,130	Omnicom Group Inc.	10,390,807
163,021	Trade Desk Inc., Class A Shares*	20,956,350
	Total Advertising	31,347,157
Internet - 10.3%
9,300	Airbnb Inc., Class A Shares*	1,265,823
262,371	Alphabet Inc., Class A Shares	44,327,580
242,365	Alphabet Inc., Class C Shares	41,320,809
849,893	Amazon.com Inc.*	176,684,256
4,086	Booking Holdings Inc.	21,255,290
7,400	DoorDash Inc., Class A Shares*	1,335,552
6,855	MercadoLibre Inc.*	13,608,340
153,459	Meta Platforms Inc., Class A Shares	88,134,573
9,063	Netflix Inc.*	8,037,159
92,824	Palo Alto Networks Inc.*	35,999,004
3,100	Spotify Technology SA*	1,478,576
308,879	Uber Technologies Inc.*	22,226,933
	Total Internet	455,673,895
Media - 0.5%
81,593	Comcast Corp., Class A Shares	3,524,002
152,135	Walt Disney Co.	17,871,298
	Total Media	21,395,300
Telecommunications - 1.9%
5,514	Arista Networks Inc.*	2,237,692
1,271,301	AT&T Inc.	29,443,331
664,780	Cisco Systems Inc.	39,361,624
3,532	Motorola Solutions Inc.	1,764,940
10,326	T-Mobile US Inc.	2,549,902
89,472	Verizon Communications Inc.	3,967,188
	Total Telecommunications	79,324,677
	TOTAL COMMUNICATIONS	587,741,029
CONSUMER CYCLICAL - 12.3%
Apparel - 0.4%
152,891	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)(b)	19,004,351
25,527	NIKE Inc., Class B Shares	2,010,762
	Total Apparel	21,015,113

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Manufacturers - 0.8%
83,387	Ford Motor Co.	$928,097
197,367	General Motors Co.	10,971,632
10,900	PACCAR Inc.	1,275,300
59,066	Tesla Inc.*	20,387,221
	Total Auto Manufacturers	33,562,250
Distribution/Wholesale - 1.2%
436,790	Copart Inc.*	27,688,118
636,012	LKQ Corp.	24,988,911
	Total Distribution/Wholesale	52,677,029
Entertainment - 1.2%
143,528	Live Nation Entertainment Inc.*	19,842,746
102,884	TKO Group Holdings Inc., Class A Shares*	14,193,877
86,113	Vail Resorts Inc.	15,434,894
	Total Entertainment	49,471,517
Home Builders - 0.9%
215,706	Lennar Corp., Class A Shares	37,616,969

Home Furnishings - 0.2%
125,083	Dolby Laboratories Inc., Class A Shares	9,796,501

Leisure Time - 0.2%
29,166	Royal Caribbean Cruises Ltd.	7,118,254

Lodging - 0.4%
321,317	Las Vegas Sands Corp.	17,049,080
4,892	Marriott International Inc., Class A Shares	1,414,228
	Total Lodging	18,463,308
Retail - 7.0%
355	AutoZone Inc.*	1,125,187
76,103	Best Buy Co., Inc.	6,849,270
594,215	BJ's Wholesale Club Holdings Inc.*	57,222,904
68,879	Casey's General Stores Inc.	28,990,482
691,276	Chipotle Mexican Grill Inc., Class A Shares*	42,527,300
48,533	Costco Wholesale Corp.	47,168,252
21,023	Home Depot Inc.	9,021,600
12,169	Lowe's Cos., Inc.	3,315,201
137,314	Lululemon Athletica Inc.*	44,031,107
15,266	McDonald's Corp.	4,518,889
29,882	O'Reilly Automotive Inc.*	37,149,900
105,155	Starbucks Corp.	10,774,181
9,873	Target Corp.	1,306,297
24,066	TJX Cos., Inc.	3,024,856
92,225	Walmart Inc.	8,530,812
	Total Retail	305,556,238
	TOTAL CONSUMER CYCLICAL	535,277,179
CONSUMER NON-CYCLICAL - 16.7%
Agriculture - 0.6%
36,500	Altria Group Inc.	2,107,510
163,938	Philip Morris International Inc.	21,813,590
	Total Agriculture	23,921,100
Beverages - 0.5%
82,417	Coca-Cola Co.	5,281,281
3,390	Constellation Brands Inc., Class A Shares	816,820

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Beverages - (continued)
23,800	Keurig Dr Pepper Inc.	$777,070
268,171	Monster Beverage Corp.*	14,784,267
29,191	PepsiCo Inc.	4,771,269
	Total Beverages	26,430,707
Biotechnology - 0.9%
24,836	Amgen Inc.	7,025,359
87,199	BioMarin Pharmaceutical Inc.*	5,757,750
125,858	Gilead Sciences Inc.	11,651,934
71,481	Illumina Inc.*	10,303,986
6,900	Moderna Inc.*	297,114
2,247	Regeneron Pharmaceuticals Inc.*	1,685,744
5,499	Vertex Pharmaceuticals Inc.*	2,574,247
	Total Biotechnology	39,296,134
Commercial Services - 1.7%
8,736	Automatic Data Processing Inc.	2,681,340
7,300	Cintas Corp.	1,648,267
283,169	Global Payments Inc.	33,685,784
3,354	Moody's Corp.	1,676,933
21,689	PayPal Holdings Inc.*	1,881,955
28,687	Quanta Services Inc.	9,883,245
6,612	S&P Global Inc.	3,454,836
206,925	TransUnion	21,002,888
	Total Commercial Services	75,915,248
Cosmetics/Personal Care - 0.8%
17,220	Colgate-Palmolive Co.	1,663,969
4,897	Estee Lauder Cos., Inc., Class A Shares	353,172
1,101,987	Kenvue Inc.	26,535,847
50,085	Procter & Gamble Co.	8,978,237
	Total Cosmetics/Personal Care	37,531,225
Food - 1.6%
18,834	Kraft Heinz Co.	602,123
710,249	Kroger Co.	43,382,009
28,469	Mondelez International Inc., Class A Shares	1,849,062
292,490	Nestle SA, ADR	25,382,282
	Total Food	71,215,476
Healthcare-Products - 4.4%
36,775	Abbott Laboratories	4,367,767
119,180	Agilent Technologies Inc.	16,443,265
153,019	Alcon AG	13,595,738
452,530	Baxter International Inc.	15,254,786
31,220	Boston Scientific Corp.*	2,830,405
122,848	Danaher Corp.	29,445,437
12,744	Edwards Lifesciences Corp.*	909,284
31,504	IDEXX Laboratories Inc.*	13,286,812
54,021	Insulet Corp.*	14,411,722
84,443	Intuitive Surgical Inc.*	45,768,106
229,143	Medtronic PLC	19,830,035
7,670	Stryker Corp.	3,007,791
8,130	Thermo Fisher Scientific Inc.	4,305,892
	Total Healthcare-Products	183,457,040

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - 4.1%
101,578	Centene Corp.*	$6,094,680
5,888	Cigna Group	1,988,966
61,309	Elevance Health Inc.	24,950,311
4,006	HCA Healthcare Inc.	1,310,843
22,257	Humana Inc.	6,596,530
214,106	Labcorp Holdings Inc.	51,633,803
140,118	UnitedHealth Group Inc.	85,500,004
	Total Healthcare-Services	178,075,137
Household Products/Wares - 0.0%
7,173	Kimberly-Clark Corp.	999,558

Pharmaceuticals - 2.1%
37,666	AbbVie Inc.	6,890,241
60,905	Becton Dickinson & Co.	13,514,819
298,608	Bristol-Myers Squibb Co.	17,683,566
26,800	CVS Health Corp.	1,603,980
41,601	Eli Lilly & Co.	33,087,355
51,271	Johnson & Johnson	7,947,518
2,803	McKesson Corp.	1,761,686
53,877	Merck & Co., Inc.	5,476,058
120,428	Pfizer Inc.	3,156,418
9,715	Zoetis Inc., Class A Shares	1,702,554
	Total Pharmaceuticals	92,824,195
	TOTAL CONSUMER NON-CYCLICAL	729,665,820
ENERGY - 3.3%
Oil & Gas - 3.3%
36,558	Chevron Corp.	5,919,837
27,926	ConocoPhillips	3,025,503
58,409	Diamondback Energy Inc.	10,372,854
12,204	EOG Resources Inc.	1,626,305
523,375	EQT Corp.	23,782,160
95,301	Exxon Mobil Corp.	11,241,706
66,257	Hess Corp.	9,751,705
85,553	Marathon Petroleum Corp.	13,359,101
14,162	Occidental Petroleum Corp.	716,314
174,166	Phillips 66	23,334,761
627,088	Suncor Energy Inc.(a)	24,757,434
313,756	Valaris Ltd.*	14,492,390
6,753	Valero Energy Corp.	939,207
	Total Oil & Gas	143,319,277
Oil & Gas Services - 0.0%
30,300	Schlumberger NV	1,331,382
	TOTAL ENERGY	144,650,659
FINANCIAL - 17.3%
Banks - 3.8%
824,449	Bank of America Corp.	39,169,572
40,688	Citigroup Inc.	2,883,559
689,416	First Horizon Corp.	14,567,360
57,448	Goldman Sachs Group Inc.	34,961,129
166,995	JPMorgan Chase & Co.	41,701,991
24,697	Morgan Stanley	3,250,372

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
49,086	PNC Financial Services Group Inc.	$10,539,746
28,373	Truist Financial Corp.	1,352,825
285,338	US Bancorp	15,205,662
74,430	Wells Fargo & Co.	5,669,333
	Total Banks	169,301,549
Diversified Financial Services - 3.7%
11,962	American Express Co.	3,644,582
121,309	Apollo Global Management Inc.	21,232,714
3,147	Blackrock Inc.	3,218,752
61,061	Capital One Financial Corp.	11,724,323
31,703	Charles Schwab Corp.	2,623,740
54,455	CME Group Inc., Class A Shares	12,960,290
12,095	Intercontinental Exchange Inc.	1,946,811
109,700	Mastercard Inc., Class A Shares	58,463,518
90,042	Visa Inc., Class A Shares	28,370,433
180,206	Voya Financial Inc.	14,957,098
	Total Diversified Financial Services	159,142,261
Equity Real Estate Investment Trusts (REITs) - 0.8%
9,911	American Tower Corp.	2,071,399
1,978	Equinix Inc.	1,941,368
174,493	Mid-America Apartment Communities Inc.	28,644,771
19,663	Prologis Inc.	2,296,245
3,358	Public Storage	1,168,752
12,800	Welltower Inc.	1,768,704
	Total Equity Real Estate Investment Trusts (REITs)	37,891,239
Insurance - 6.7%
45,702	Allstate Corp.	9,478,138
137,974	American International Group Inc.	10,607,441
56,493	Aon PLC, Class A Shares	22,119,269
89,474	Assurant Inc.	20,319,545
193,644	Berkshire Hathaway Inc., Class B Shares*	93,533,925
8,641	Chubb Ltd.	2,494,916
36,906	Fairfax Financial Holdings Ltd.(b)	52,156,666
46,681	Globe Life Inc.	5,192,794
10,427	Marsh & McLennan Cos., Inc.	2,431,889
124,431	MetLife Inc.	10,978,547
12,406	Progressive Corp.	3,335,725
30,337	RenaissanceRe Holdings Ltd.	8,680,933
4,893	Travelers Cos., Inc.	1,301,734
154,583	Willis Towers Watson PLC	49,775,726
	Total Insurance	292,407,248
Private Equity - 1.8%
15,000	Blackstone Inc.	2,866,350
458,564	Carlyle Group Inc.	24,409,362
289,050	KKR & Co., Inc.	47,077,574
	Total Private Equity	74,353,286

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - 0.5%
270,778	CoStar Group Inc.*	$22,025,083
	TOTAL FINANCIAL	755,120,666
INDUSTRIAL - 8.4%
Aerospace/Defense - 1.1%
14,587	Boeing Co.*	2,267,403
5,788	General Dynamics Corp.	1,643,850
23,081	General Electric Co.	4,204,435
100,697	Howmet Aerospace Inc.	11,920,511
66,755	L3Harris Technologies Inc.	16,438,419
4,517	Lockheed Martin Corp.	2,391,345
2,940	Northrop Grumman Corp.	1,439,571
28,234	RTX Corp.	3,439,748
1,156	TransDigm Group Inc.	1,448,433
	Total Aerospace/Defense	45,193,715
Building Materials - 3.0%
17,800	Carrier Global Corp.	1,377,186
709,843	CRH PLC	72,595,644
245,191	Johnson Controls International PLC	20,561,717
34,601	Martin Marietta Materials Inc.	20,760,600
26,964	Trane Technologies PLC	11,222,956
	Total Building Materials	126,518,103
Electrical Components & Equipment - 0.4%
64,992	AMETEK Inc.	12,633,145
8,465	Eaton Corp. PLC	3,177,930
12,087	Emerson Electric Co.	1,602,736
	Total Electrical Components & Equipment	17,413,811
Electronics - 1.0%
25,100	Amphenol Corp., Class A Shares	1,823,515
56,450	Honeywell International Inc.	13,148,899
49,300	Hubbell Inc., Class B Shares	22,682,437
47,614	TE Connectivity PLC	7,195,428
	Total Electronics	44,850,279
Environmental Control - 0.2%
4,400	Republic Services Inc., Class A Shares	960,520
75,865	Veralto Corp.	8,207,834
8,521	Waste Management Inc.	1,944,663
	Total Environmental Control	11,113,017
Machinery-Construction & Mining - 0.4%
10,413	Caterpillar Inc.	4,228,823
38,882	GE Vernova Inc.*	12,991,254
	Total Machinery-Construction & Mining	17,220,077
Machinery-Diversified - 0.1%
5,381	Deere & Co.	2,507,008

Miscellaneous Manufacturers - 0.4%
66,351	3M Co.	8,859,849
16,973	Carlisle Cos., Inc.	7,751,569
6,334	Illinois Tool Works Inc.	1,757,812
2,700	Parker-Hannifin Corp.	1,897,830
	Total Miscellaneous Manufacturers	20,267,060

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Packaging & Containers - 0.1%
56,448	Crown Holdings Inc.	$5,198,296

Transportation - 1.7%
856,835	CSX Corp.	31,317,319
57,217	FedEx Corp.	17,317,869
4,769	Norfolk Southern Corp.	1,315,529
12,983	Union Pacific Corp.	3,176,421
153,237	United Parcel Service Inc., Class B Shares	20,797,326
	Total Transportation	73,924,464
	TOTAL INDUSTRIAL	364,205,830
TECHNOLOGY - 24.8%
Computers - 5.2%
59,875	Accenture PLC, Class A Shares	21,696,904
682,431	Apple Inc.	161,961,349
11,361	CACI International Inc., Class A Shares*	5,224,697
35,015	Crowdstrike Holdings Inc., Class A Shares*	12,114,140
58,144	Dell Technologies Inc., Class C Shares	7,418,593
13,377	Fortinet Inc.*	1,271,484
65,982	International Business Machines Corp.	15,004,967
	Total Computers	224,692,134
Semiconductors - 8.9%
266,949	Advanced Micro Devices Inc.*	36,618,729
10,514	Analog Devices Inc.	2,292,578
104,934	Applied Materials Inc.	18,333,019
96,590	Broadcom Inc.	15,655,307
295,617	Intel Corp.	7,109,589
2,815	KLA Corp.	1,821,390
207,013	Lam Research Corp.	15,294,120
18,200	Marvell Technology Inc.	1,686,958
73,991	Micron Technology Inc.	7,247,418
1,780,748	NVIDIA Corp.	246,188,411
155,409	ON Semiconductor Corp.*	11,052,688
23,735	QUALCOMM Inc.	3,762,710
85,337	Texas Instruments Inc.	17,155,297
	Total Semiconductors	384,218,214
Software - 10.7%
54,258	Adobe Inc.*	27,993,330
93,370	Akamai Technologies Inc.*	8,778,647
3,300	Atlassian Corp., Class A Shares*	869,814
4,581	Autodesk Inc.*	1,337,194
5,810	Cadence Design Systems Inc.*	1,782,566
1,271	Celonis SE*(b)(c)	427,183
84,651	Datadog Inc., Class A Shares*	12,930,440
12,129	Fiserv Inc.*	2,680,024
72,191	Intuit Inc.	46,327,130
835	Magic Leap Inc., Series D, Private Placement*(b)(c)	5,018
548,875	Microsoft Corp.	232,426,608
17,576	MSCI Inc., Class A Shares	10,714,857
33,360	Oracle Corp.	6,166,262
2,277	Roper Technologies Inc.	1,289,784
115,568	Salesforce Inc.	38,136,284
45,658	ServiceNow Inc.*	47,915,332

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY – (continued)
Software – (continued)
6,700	Snowflake Inc., Class A Shares*	$1,171,160
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)	610,566
3,217	Synopsys Inc.*	1,796,662
127,145	Veeva Systems Inc., Class A Shares*	28,969,988
4,500	Workday Inc., Class A Shares*	1,124,955
	Total Software	473,453,804
	TOTAL TECHNOLOGY	1,082,364,152
UTILITIES - 1.2%
Electric - 1.2%
11,165	American Electric Power Co., Inc.	1,114,937
57,668	Constellation Energy Corp.	14,795,302
17,805	Dominion Energy Inc.	1,046,044
16,342	Duke Energy Corp.	1,912,831
43,646	NextEra Energy Inc.	3,433,631
13,406	Sempra	1,255,740
23,277	Southern Co.	2,074,679
127,043	Talen Energy Corp.*	27,239,289
	Total Electric	52,872,453
	TOTAL UTILITIES	52,872,453
	TOTAL COMMON STOCKS
	(Cost - $2,780,684,300)	4,318,871,892
EXCHANGE TRADED FUND (ETF) - 0.2%
126,139	SPDR Portfolio S&P 500
	(Cost - $8,833,514)	8,941,994
PREFERRED STOCKS - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)	859,314

INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)	535,304
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(b)(c)	541,765
	Total Electrical Components & Equipment	1,077,069
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*(b)(c)	498,589
26,242	Nuro Inc., Series D*(b)(c)	180,283
	Total Machinery	678,872
	TOTAL INDUSTRIAL	1,755,941
TECHNOLOGY - 0.0%
Software - 0.0%
3,788	Celonis SE, Series D*(b)(c)	1,273,147
20,620	Rappi Inc., Series E, Private Placement*(b)(c)	677,986
	Total Software	1,951,133
	TOTAL TECHNOLOGY	1,951,133
	TOTAL PREFERRED STOCKS
	(Cost - $7,348,425)	4,566,388
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $2,796,866,239)	4,332,380,274

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.1%
TIME DEPOSITS - 1.1%
2,425	CHF	BNP Paribas SA - Paris, 0.270% due 12/2/24	$2,752
93,948	EUR	Citibank - London, 2.120% due 12/2/24	99,303
$22,236,984		Citibank - New York, 3.930% due 12/2/24	22,236,984
18,996,816		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	18,996,816
4	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	6
5,012,135		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	5,012,135
		TOTAL TIME DEPOSITS
		(Cost - $46,347,996)	46,347,996

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
MONEY MARKET FUND - 0.5%
20,325,292	Federated Government Obligations Fund, Premier Class, 4.525%(d)
	(Cost - $20,325,292)	20,325,292
	TOTAL INVESTMENTS - 100.6%
	(Cost - $2,863,539,527)	4,399,053,562
	Liabilities in Excess of Other Assets - (0.6)%	(26,065,479)
	TOTAL NET ASSETS - 100.0%	$4,372,988,083

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $76,770,172 and represents 1.76% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Technology	24.6%
Financial	17.2
Consumer Non-cyclical	16.6
Communications	13.3
Consumer Cyclical	12.2
Industrial	8.3
Energy	3.3
Basic Materials	1.5
Utilities	1.2
Exchange Traded Funds (ETFs)	0.2
Short-Term Investments	1.1
Money Market Fund	0.5
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Large Cap Equity Fund (concluded)

At November 30, 2024, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	7	12/24	$1,985,219	$2,118,025	$132,806

At November 30, 2024, Destinations Large Cap Equity Fund had deposited cash of $1,077,301 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
BASIC MATERIALS - 4.0%
Chemicals - 2.2%
641	AdvanSix Inc.	$20,813
711	Albemarle Corp.	76,575
1,025	American Vanguard Corp.	6,160
306,563	Arcadium Lithium PLC*	1,609,456
292	Ashland Inc.	22,794
2,416	Avient Corp.	123,820
42,803	Axalta Coating Systems Ltd.*	1,731,809
867	Balchem Corp.	156,511
23,839	Cabot Corp.	2,613,231
664	Celanese Corp., Class A Shares	48,611
1,110	CF Industries Holdings Inc.	99,523
1,225	Chemours Co.	26,632
3,019	Codexis Inc.*	13,827
4,326	Dow Inc.	191,252
35,599	DuPont de Nemours Inc.	2,975,720
710	Eastman Chemical Co.	74,351
2,936	Ecovyst Inc.*	23,341
11,918	Element Solutions Inc.	341,808
748	FMC Corp.	44,199
510	Hawkins Inc.	68,600
1,464	HB Fuller Co.	112,567
946	Huntsman Corp.	18,523
27,427	Ingevity Corp.*	1,332,129
11,830	Innospec Inc.	1,403,156
1,568	International Flavors & Fragrances Inc.	143,253
461	Intrepid Potash Inc.*	12,498
712	Koppers Holdings Inc.	27,384
907	Kronos Worldwide Inc.	10,258
4,352	Lightwave Logic Inc.*	12,490
1,594	LyondellBasell Industries NV, Class A Shares	132,844
1,369	Mativ Holdings Inc.	18,002
851	Minerals Technologies Inc.	69,416
1,926	Mosaic Co.	50,962
51	NewMarket Corp.	27,212
391	Northern Technologies International Corp.	5,443
190	Oil-Dri Corp. of America	13,133
691	Olin Corp.	29,430
1,944	Orion SA	35,808
3,517	Perimeter Solutions Inc.*	45,018
25,835	PPG Industries Inc.	3,213,099
369	Quaker Chemical Corp.	58,191
1,554	Rayonier Advanced Materials Inc.*	13,691
15,421	Rogers Corp.*	1,597,307
775	RPM International Inc.	107,555
1,122	Sensient Technologies Corp.	87,112
559	Stepan Co.	42,987
3,099	Tronox Holdings PLC	37,498
103	Valhi Inc.	2,637
197	Westlake Corp.	25,295
	Total Chemicals	18,953,931

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Forest Products & Paper - 0.3%
45,118	International Paper Co.	$2,654,292
936	Sylvamo Corp.	86,383
	Total Forest Products & Paper	2,740,675
Iron/Steel - 0.3%
736	ATI Inc.*	44,285
1,301	Carpenter Technology Corp.	252,446
3,099	Cleveland-Cliffs Inc.*	38,583
3,167	Commercial Metals Co.	195,372
17,896	Nucor Corp.	2,768,332
960	Radius Recycling Inc.	19,027
348	Reliance Inc.	111,792
909	Steel Dynamics Inc.	132,050
1,341	United States Steel Corp.	54,673
203	Universal Stainless & Alloy Products Inc.*	9,017
	Total Iron/Steel	3,625,577
Mining - 1.2%
1,514	Alcoa Corp.	70,295
708	Caledonia Mining Corp. PLC	7,462
69,147	Cameco Corp.	4,110,789
6,796	Centrus Energy Corp., Class A Shares*(a)	618,436
1,348	Century Aluminum Co.*	30,775
10,478	Coeur Mining Inc.*	67,688
1,233	Compass Minerals International Inc.	19,025
3,378	Constellium SE, Class A Shares*	41,414
353	Contango ORE Inc.*	4,970
438	Critical Metals Corp.*	2,983
2,447	Dakota Gold Corp.*	5,506
4,551	Encore Energy Corp.*	17,203
4,771	Energy Fuels Inc.*	34,637
15,690	Hecla Mining Co.	86,609
43,593	Hudbay Minerals Inc.	389,721
10,882	i-80 Gold Corp.*	6,855
2,123	Ivanhoe Electric Inc.*(b)	20,190
413	Kaiser Aluminum Corp.	33,569
1,514	Lifezone Metals Ltd.*(a)	10,749
1,339	Metals Acquisition Ltd., Class A Shares*	17,005
947	MP Materials Corp.*	19,953
139,204	NexGen Energy Ltd.*	1,174,882
6,191	Novagold Resources Inc.*	22,659
1,369	Perpetua Resources Corp.*(b)	13,047
782	Piedmont Lithium Inc.*	9,822
15,035	Royal Gold Inc.	2,199,019
5,264	SSR Mining Inc.*	30,584
272	United States Lime & Minerals Inc.	41,616
131,689	Uranium Energy Corp.*	1,094,336
10,969	Ur-Energy Inc.*	14,369
	Total Mining	10,216,168
	TOTAL BASIC MATERIALS	35,536,351
COMMUNICATIONS - 2.9%
Advertising - 0.1%
3,342	Advantage Solutions Inc.*	11,898

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Advertising - (continued)
902	Boston Omaha Corp., Class A Shares*	$13,774
8,577	Clear Channel Outdoor Holdings Inc., Class A Shares*	12,951
2,282	Interpublic Group of Cos., Inc.	70,308
1,720	National CineMedia Inc.*	11,954
1,184	Omnicom Group Inc.	124,107
2,762	Stagwell Inc., Class A Shares*	21,709
2,754	Trade Desk Inc., Class A Shares*	354,027
	Total Advertising	620,728
Internet - 1.5%
1,097	1-800-Flowers.com Inc., Class A Shares*	8,919
902	1stdibs.com Inc.*	3,509
346	AudioEye Inc.*	9,314
1,713	Backblaze Inc., Class A Shares*	11,117
5,691	BARK Inc.*	12,293
1,568	Beyond Inc.*	9,863
2,399	Bumble Inc., Class A Shares*	20,847
1,354	Cardlytics Inc.*	5,511
2,346	Cargurus Inc., Class A Shares*	88,726
1,694	Cars.com Inc.*	33,660
824	CDW Corp.	144,966
1,175	Cogent Communications Holdings Inc.	96,573
1,233	Couchbase Inc.*	25,289
7,111	Coupang Inc., Class A Shares*	180,335
1,566	Despegar.com Corp.*	28,016
3,145	eBay Inc.	199,047
1,100	Entravision Communications Corp., Class A Shares	2,684
697	ePlus Inc.*	56,359
692	Etsy Inc.*	37,963
2,928	Eventbrite Inc., Class A Shares*	10,307
833	EverQuote Inc., Class A Shares*	15,985
773	Expedia Group Inc.*	142,711
355	F5 Inc.*	88,874
3,290	Figs Inc., Class A Shares*	17,075
10,716	fuboTV Inc.*	17,253
625	Gambling.com Group Ltd.*	8,288
3,314	Gen Digital Inc.	102,237
2,372	Getty Images Holdings Inc.*	6,926
878	GoDaddy Inc., Class A Shares*	173,466
875	Grindr Inc.*	13,204
928	Groupon Inc., Class A Shares*(a)	8,705
611	HealthStream Inc.	20,224
5,212	Hims & Hers Health Inc.*	167,931
430	IAC Inc.*	20,352
4,715	Innovid Corp.*	14,334
362	Lands' End Inc.*	5,774
1,478	LifeMD Inc.*	9,740
515	Liquidity Services Inc.*	13,169
3,615	LiveOne Inc.*	3,615
2,123	Lyft Inc., Class A Shares*	36,855
70,644	Magnite Inc.*	1,186,113
1,032	Maplebear Inc.*	45,067
1,550	Match Group Inc.*	50,747

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Internet - (continued)
40,398	MediaAlpha Inc., Class A Shares*	$510,227
833	Mondee Holdings Inc., Class A Shares*	592
1,111	Nerdy Inc.*	1,755
5,858	Nextdoor Holdings Inc.*	14,235
967	Okta Inc., Class A Shares*	75,001
3,605	Open Lending Corp.*	23,000
15,963	Opendoor Technologies Inc.*	37,353
292	OptimizeRx Corp.*	1,591
3,676	Pinterest Inc., Class A Shares*	111,456
1,601	Q2 Holdings Inc.*	167,689
51,680	QuinStreet Inc.*	1,177,270
4,013	RealReal Inc.*	23,596
16,888	Reddit Inc., Class A Shares*	2,375,973
19,162	Revolve Group Inc., Class A Shares*	691,365
88,411	Robinhood Markets Inc., Class A Shares*	3,318,949
759	Roku Inc., Class A Shares*	52,394
994	RumbleON Inc., Class B Shares*	6,789
632	Shutterstock Inc.	20,022
553	Solo Brands Inc., Class A Shares*	686
3,236	Sprinklr Inc., Class A Shares*	26,665
3,635	Stitch Fix Inc., Class A Shares*	17,303
650	TechTarget Inc.*	20,872
894	TripAdvisor Inc.*	12,811
3,536	TrueCar Inc.*	15,063
513	Trump Media & Technology Group Corp.*	16,211
182	Tucows Inc., Class A Shares*(b)	3,220
3,268	Upwork Inc.*	55,458
515	VeriSign Inc.*	96,398
2,481	Vivid Seats Inc., Class A Shares*	8,882
547	Wayfair Inc., Class A Shares*	25,293
6,342	Wix.com Ltd.*	1,418,959
1,734	Yelp Inc., Class A Shares*	66,273
1,201	Ziff Davis Inc.*	70,679
383	Zillow Group Inc., Class A Shares*	31,226
957	Zillow Group Inc., Class C Shares*	81,067
	Total Internet	13,730,266
Media - 0.1%
1,186	AMC Networks Inc., Class A Shares*	11,172
149	Cable One Inc.	62,613
586	Charter Communications Inc., Class A Shares*	232,621
1,114	EW Scripps Co., Class A Shares*	2,228
232	FactSet Research Systems Inc.	113,835
1,387	Fox Corp., Class A Shares	65,355
781	Fox Corp., Class B Shares	34,934
4,539	Gannett Co., Inc.*	23,557
2,846	Gray Television Inc.	12,152
1,923	iHeartMedia Inc., Class A Shares*	4,404
159	Liberty Broadband Corp., Class A Shares*	13,463
665	Liberty Broadband Corp., Class C Shares*	56,618
954	Liberty Global Ltd., Class A Shares*	13,480
921	Liberty Global Ltd., Class C Shares*	13,465
1,364	Liberty Latin America Ltd., Class A Shares*	9,493

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
3,363	Liberty Latin America Ltd., Class C Shares*	$23,238
217	Liberty Media Corp.-Liberty Formula One, Class A Shares*	17,555
1,256	Liberty Media Corp.-Liberty Formula One, Class C Shares*	110,980
969	New York Times Co., Class A Shares	52,578
2,302	News Corp., Class A Shares	67,564
654	News Corp., Class B Shares	20,987
185	Nexstar Media Group Inc., Class A Shares	31,559
3,530	Paramount Global, Class B Shares	38,301
827	Scholastic Corp.	21,816
784	Sinclair Inc.	14,363
1,456	Sirius XM Holdings Inc.	39,239
685	Sphere Entertainment Co.*	28,188
4,510	TEGNA Inc.	84,653
1,126	Thryv Holdings Inc.*	17,813
291	Townsquare Media Inc., Class A Shares	2,939
15,083	Warner Bros Discovery Inc.*	158,070
2,086	WideOpenWest Inc.*	11,077
	Total Media	1,410,310
Telecommunications - 1.2%
1,822	A10 Networks Inc.	31,065
2,947	ADTRAN Holdings Inc.*	25,049
363	Anterix Inc.*	12,596
81,595	Applied Digital Corp.*	824,110
3,568	AST SpaceMobile Inc., Class A Shares*	84,954
418	ATN International Inc.	8,268
435	Aviat Networks Inc.*	6,886
262	BlackSky Technology Inc., Class A Shares*	3,060
1,552	Calix Inc.*	50,487
868	Ciena Corp.*	60,517
287	Clearfield Inc.*	8,782
5,504	CommScope Holding Co., Inc.*	26,254
2,943	Consolidated Communications Holdings Inc.*	13,744
4,763	Corning Inc.	231,815
44,766	Credo Technology Group Holding Ltd.*	2,191,743
4,214	DigitalBridge Group Inc.	55,203
3,240	EchoStar Corp., Class A Shares*	81,940
3,306	Extreme Networks Inc.*	54,880
1,479	Frontier Communications Parent Inc.*	51,484
24,950	Globalstar Inc.*	48,653
2,427	Gogo Inc.*	19,489
258,987	Harmonic Inc.*	3,320,213
387	IDT Corp., Class B Shares	19,985
7,030	Infinera Corp.*	46,468
676	InterDigital Inc.	132,469
674	Iridium Communications Inc.	20,031
1,978	Juniper Networks Inc.	71,050
27,657	Lumen Technologies Inc.*	203,002
700	NETGEAR Inc.*	17,220
1,063	Ooma Inc.*	15,732
3,598	Powerfleet Inc. NJ*	25,330
104	Preformed Line Products Co.	14,146
3,777	Ribbon Communications Inc.*	14,768

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
1,728	Shenandoah Telecommunications Co.	$23,034
766	Spok Holdings Inc.	12,570
2,623	Telephone & Data Systems Inc.	89,654
24	Ubiquiti Inc.	8,316
3,201	Viasat Inc.*	29,865
227,607	Viavi Solutions Inc.*	2,262,414
	Total Telecommunications	10,217,246
	TOTAL COMMUNICATIONS	25,978,550
CONSUMER CYCLICAL - 10.8%
Airlines - 0.0%
746	Alaska Air Group Inc.*	39,240
398	Allegiant Travel Co.	32,572
3,942	American Airlines Group Inc.*	57,238
4,021	Delta Air Lines Inc.	256,620
1,497	Frontier Group Holdings Inc.*	8,727
8,209	JetBlue Airways Corp.*	49,008
1,058	SkyWest Inc.*	121,395
3,650	Southwest Airlines Co.	118,114
1,386	Sun Country Airlines Holdings Inc.*	19,945
2,033	United Airlines Holdings Inc.*	196,855
4,113	Wheels Up Experience Inc.*(a)	10,282
	Total Airlines	909,996
Apparel - 1.2%
13,476	Birkenstock Holding PLC*	696,170
909	Capri Holdings Ltd.*	21,280
8,349	Carter's Inc.	455,605
188	Columbia Sportswear Co.	16,401
355	Crocs Inc.*	37,488
12,791	Deckers Outdoor Corp.*	2,506,524
9,363	Hanesbrands Inc.*	81,458
1,491	Kontoor Brands Inc.	136,844
77,300	Levi Strauss & Co., Class A Shares	1,349,658
382	Oxford Industries Inc.	31,771
329	PVH Corp.	35,654
242	Ralph Lauren Corp., Class A Shares	55,999
153	Rocky Brands Inc.	3,320
792	Skechers USA Inc., Class A Shares*	50,545
42,463	Steven Madden Ltd.	1,935,464
552	Superior Group of Cos., Inc.	9,345
32,786	Tapestry Inc.	2,041,912
683	Torrid Holdings Inc.*	2,930
1,732	Under Armour Inc., Class A Shares*	16,818
1,848	Under Armour Inc., Class C Shares*	16,207
2,095	VF Corp.	42,382
202	Weyco Group Inc.	7,213
26,679	Wolverine World Wide Inc.	618,686
	Total Apparel	10,169,674
Auto Manufacturers - 0.3%
13,264	Blue Bird Corp.*	539,182
2,988	Canoo Inc.*	1,144
852	Cummins Inc.	319,534

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Manufacturers - (continued)
5,001	Hyliion Holdings Corp.*	$18,429
7,732	Lucid Group Inc., Class A Shares*(a)	16,856
33,386	REV Group Inc.	1,035,634
4,949	Rivian Automotive Inc., Class A Shares*	60,526
1,100	Wabash National Corp.	21,813
	Total Auto Manufacturers	2,013,118
Auto Parts & Equipment - 0.7%
2,351	Adient PLC*	45,210
1,366	Aeva Technologies Inc.*	6,284
14,447	Allison Transmission Holdings Inc.	1,711,969
4,104	American Axle & Manufacturing Holdings Inc.*	27,127
1,660	Aptiv PLC*	92,180
25,741	Aurora Innovation Inc., Class A Shares*	166,544
1,361	BorgWarner Inc.	46,710
584	Commercial Vehicle Group Inc.*	1,407
728	Cooper-Standard Holdings Inc.*	11,240
3,350	Dana Inc.	33,500
18,846	Dorman Products Inc.*	2,638,063
827	Douglas Dynamics Inc.	21,411
1,105	Fox Factory Holding Corp.*	35,890
61,341	Gentex Corp.	1,874,581
817	Gentherm Inc.*	34,396
7,538	Goodyear Tire & Rubber Co.*	80,958
958	Holley Inc.*	2,721
5,337	indie Semiconductor Inc., Class A Shares*	27,913
334	Lear Corp.	32,679
664	Luminar Technologies Inc., Class A Shares*(a)	5,896
1,230	Methode Electronics Inc.	13,432
374	Miller Industries Inc.	27,534
1,145	Phinia Inc.	64,212
2,895	QuantumScape Corp., Class A Shares*	15,141
2,261	SES AI Corp.*	792
18,249	Shyft Group Inc.	257,311
6,156	Solid Power Inc.*	7,141
522	Standard Motor Products Inc.	17,163
1,904	Titan International Inc.*	13,937
723	Visteon Corp.*	67,507
821	XPEL Inc.*	35,713
	Total Auto Parts & Equipment	7,416,562
Distribution/Wholesale - 0.3%
555	A-Mark Precious Metals Inc.	16,816
1,155	Core & Main Inc., Class A Shares*	56,075
117	EVI Industries Inc.	2,298
3,570	Fastenal Co.	298,309
1,048	G-III Apparel Group Ltd.*	31,052
480	Global Industrial Co.	13,560
846	H&E Equipment Services Inc.	50,540
1,597	Hudson Technologies Inc.*	9,486
1,586	LKQ Corp.	62,314
2,166	MRC Global Inc.*	30,259
2,818	OPENLANE Inc.*	56,924

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Distribution/Wholesale - (continued)
227	Pool Corp.	$85,599
3,973	Resideo Technologies Inc.*	107,986
1,622	Rush Enterprises Inc., Class A Shares	100,483
342	Rush Enterprises Inc., Class B Shares	19,497
631	ScanSource Inc.*	31,809
266	SiteOne Landscape Supply Inc.*	40,764
1,300	ThredUp Inc., Class A Shares*	2,249
761	Titan Machinery Inc.*	11,757
4,411	VSE Corp.	517,234
211	Watsco Inc.	116,388
262	WESCO International Inc.	55,431
271	WW Grainger Inc.	326,647
	Total Distribution/Wholesale	2,043,477
Entertainment - 0.9%
1,269	Accel Entertainment Inc., Class A Shares*	14,670
8,841	AMC Entertainment Holdings Inc., Class A Shares*	43,763
382	Atlanta Braves Holdings Inc., Class A Shares*	16,078
1,322	Atlanta Braves Holdings Inc., Class C Shares*	53,343
853	Bally's Corp.*	15,124
1,295	Caesars Entertainment Inc.*	49,845
421	Churchill Downs Inc.*	59,828
2,941	Cinemark Holdings Inc.*	101,523
2,761	DraftKings Inc., Class A Shares*	120,518
2,567	Everi Holdings Inc.*	34,577
119,326	Genius Sports Ltd.*	1,198,033
735	Golden Entertainment Inc.	24,799
1,102	IMAX Corp.*	29,005
3,011	International Game Technology PLC	57,902
107	Liberty Media Corp.-Liberty Live, Class A Shares*	7,671
263	Liberty Media Corp.-Liberty Live, Class C Shares*	19,204
543	Light & Wonder Inc.*	51,607
2,151	Lions Gate Entertainment Corp., Class A Shares*	17,724
3,168	Lions Gate Entertainment Corp., Class B Shares*	23,348
965	Live Nation Entertainment Inc.*	133,411
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	37,915
109	Madison Square Garden Sports Corp.*	25,065
197	Marriott Vacations Worldwide Corp.	19,552
329	Monarch Casino & Resort Inc.	27,639
859	Penn Entertainment Inc.*	18,546
291	RCI Hospitality Holdings Inc.	15,266
1,304	Red Rock Resorts Inc., Class A Shares	65,317
492	Reservoir Media Inc.*	4,644
93,782	Rush Street Interactive Inc.*	1,352,336
2,477	Six Flags Entertainment Corp.	114,413
5,114	Super Group SGHC Ltd.	34,008
13,800	TKO Group Holdings Inc., Class A Shares*	1,903,848
927	United Parks & Resorts Inc.*	54,359
15,426	Vail Resorts Inc.	2,764,956
705	Webtoon Entertainment Inc.*	8,657
	Total Entertainment	8,518,494

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Food Service - 0.0%
1,582	Aramark	$64,372

Home Builders - 0.6%
756	Beazer Homes USA Inc.*	26,422
228	Cavco Industries Inc.*	117,306
741	Century Communities Inc.	66,957
1,437	Champion Homes Inc.*	149,060
1,842	DR Horton Inc.	310,893
902	Dream Finders Homes Inc., Class A Shares*	30,010
666	Forestar Group Inc.*	19,880
822	Green Brick Partners Inc.*	58,740
127	Hovnanian Enterprises Inc., Class A Shares*	24,969
10,117	Installed Building Products Inc.	2,314,163
1,805	KB Home	149,346
808	Landsea Homes Corp.*	9,235
659	LCI Industries	79,614
1,479	Lennar Corp., Class A Shares	257,923
91	Lennar Corp., Class B Shares	15,000
551	LGI Homes Inc.*	60,329
712	M/I Homes Inc.*	117,501
986	Meritage Homes Corp.	188,395
18	NVR Inc.*	166,240
1,266	PulteGroup Inc.	171,252
2,807	Taylor Morrison Home Corp., Class A Shares*	207,353
301	Thor Industries Inc.	33,592
11,346	Toll Brothers Inc.	1,874,019
2,462	Tri Pointe Homes Inc.*	107,171
741	Winnebago Industries Inc.	43,378
	Total Home Builders	6,598,748
Home Furnishings - 0.5%
1,917	Arhaus Inc., Class A Shares	19,036
892	Daktronics Inc.*	13,737
342	Dolby Laboratories Inc., Class A Shares	26,785
822	Ethan Allen Interiors Inc.	25,260
220	Flexsteel Industries Inc.	12,987
224	Hamilton Beach Brands Holding Co., Class A Shares	4,339
198	Hooker Furnishings Corp.	3,709
1,071	iRobot Corp.*	8,150
1,105	Leggett & Platt Inc.	13,912
560	Lovesac Co.*	21,123
1,825	MillerKnoll Inc.	45,880
1,514	Purple Innovation Inc., Class A Shares*	1,453
12,708	SharkNinja Inc.*	1,277,789
841	Sleep Number Corp.*	12,615
3,224	Sonos Inc.*	43,879
44,408	Tempur Sealy International Inc.	2,485,960
2,027	Traeger Inc.*	6,507
2,278	Vizio Holding Corp., Class A Shares*	25,946
313	Whirlpool Corp.	34,874
1,443	Xperi Inc.*	13,665
	Total Home Furnishings	4,097,606

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Housewares - 0.0%
441	Lifetime Brands Inc.	$2,597
3,165	Newell Brands Inc.	30,352
246	Scotts Miracle-Gro Co.	18,964
	Total Housewares	51,913
Leisure Time - 1.0%
762	Acushnet Holdings Corp.	55,710
473	Amer Sports Inc.*	12,454
400	Brunswick Corp.	32,204
6,109	Carnival Corp.*	155,352
535	Clarus Corp.	2,429
175	Escalade Inc.	2,625
3,211	Global Business Travel Group I*	30,151
704	Harley-Davidson Inc.	23,676
98	Johnson Outdoors Inc., Class A Shares	3,299
85,316	Life Time Group Holdings Inc.*	2,070,619
1,382	Lindblad Expeditions Holdings Inc.*	18,325
281	Livewire Group Inc.*(a)	1,686
517	Malibu Boats Inc., Class A Shares*	22,412
442	Marine Products Corp.	4,371
653	MasterCraft Boat Holdings Inc.*	13,844
57,295	Norwegian Cruise Line Holdings Ltd.*	1,540,663
79,325	OneSpaWorld Holdings Ltd.	1,506,382
9,094	Peloton Interactive Inc., Class A Shares*	94,032
520	Planet Fitness Inc., Class A Shares*	51,766
298	Polaris Inc.	20,562
1,546	Revelyst Inc.*(b)	29,219
1,478	Royal Caribbean Cruises Ltd.	360,721
9,739	Sabre Corp.*	38,079
3,694	Topgolf Callaway Brands Corp.*	31,103
36,637	Viking Holdings Ltd.*	1,701,789
904	Xponential Fitness Inc., Class A Shares*	13,777
16,650	YETI Holdings Inc.*	672,160
	Total Leisure Time	8,509,410
Lodging - 0.1%
404	Boyd Gaming Corp.	29,835
204	Choice Hotels International Inc.	30,853
578	Full House Resorts Inc.*	2,728
1,959	Hilton Grand Vacations Inc.*	83,042
1,531	Hilton Worldwide Holdings Inc.	388,017
261	Hyatt Hotels Corp., Class A Shares	41,222
2,162	Las Vegas Sands Corp.	114,716
939	Marcus Corp.	21,259
1,407	MGM Resorts International*	53,944
385	Travel + Leisure Co.	21,510
459	Wyndham Hotels & Resorts Inc.	45,065
617	Wynn Resorts Ltd.	58,232
	Total Lodging	890,423
Office Furnishings - 0.0%
1,243	HNI Corp.	70,416
1,472	Interface Inc., Class A Shares	39,082
2,388	Steelcase Inc., Class A Shares	32,166

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Office Furnishings - (continued)
491	Virco Mfg. Corp.	$8,062
	Total Office Furnishings	149,726
Retail - 5.2%
1,367	Abercrombie & Fitch Co., Class A Shares*	204,626
1,886	Academy Sports & Outdoors Inc.	92,885
482	Advance Auto Parts Inc.	19,931
25,488	American Eagle Outfitters Inc.	490,389
226	America's Car-Mart Inc.*	10,432
3,004	Arko Corp.	21,509
557	Asbury Automotive Group Inc.*	144,725
148	AutoNation Inc.*	26,476
1,341	Bath & Body Works Inc.	48,598
1,732	Beacon Roofing Supply Inc.*	195,751
14,018	Best Buy Co., Inc.	1,261,620
18	Biglari Holdings Inc., Class B Shares*	3,788
474	BJ's Restaurants Inc.*	18,221
799	BJ's Wholesale Club Holdings Inc.*	76,944
4,052	Blink Charging Co.*(a)	6,443
2,052	Bloomin' Brands Inc.	28,605
212	BlueLinx Holdings Inc.*	26,648
790	Boot Barn Holdings Inc.*	108,341
1,212	Brinker International Inc.*	160,311
803	Buckle Inc.	41,828
495	Build-A-Bear Workshop Inc.	18,805
3,706	Burlington Stores Inc.*	1,044,647
878	Caleres Inc.	27,279
1,520	Camping World Holdings Inc., Class A Shares	37,149
953	CarMax Inc.*	80,023
19,097	Carvana Co., Class A Shares*	4,973,241
225	Casey's General Stores Inc.	94,700
24,457	Cava Group Inc.*	3,445,991
31,166	Cheesecake Factory Inc.	1,578,246
364	Citi Trends Inc.*	7,262
6,419	Clean Energy Fuels Corp.*	19,771
569	Cracker Barrel Old Country Store Inc.	31,614
12,428	Darden Restaurants Inc.	2,190,684
837	Dave & Buster's Entertainment Inc.*	32,911
1,927	Denny's Corp.*	12,641
1,579	Designer Brands Inc., Class A Shares	7,832
1,057	Destination XL Group Inc.*	2,547
339	Dick's Sporting Goods Inc.	70,254
29	Dillard's Inc., Class A Shares	12,850
555	Dine Brands Global Inc.	19,936
1,341	Dollar General Corp.	103,619
1,229	Dollar Tree Inc.*	87,591
212	Domino's Pizza Inc.	100,952
38,631	Dutch Bros Inc., Class A Shares*	2,075,644
1,105	El Pollo Loco Holdings Inc.*	14,056
2,545	EVgo Inc., Class A Shares*	16,568
1,257	Ferguson Enterprises Inc.	271,424
738	First Watch Restaurant Group Inc.*	14,088
1,029	FirstCash Holdings Inc.	112,017

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
321	Five Below Inc.*	$29,757
636	Floor & Decor Holdings Inc., Class A Shares*	71,366
2,198	Foot Locker Inc.*	55,280
25,609	Freshpet Inc.*	3,919,457
2,253	GameStop Corp., Class A Shares*	65,450
1,173	Gap Inc.	28,445
451	Genesco Inc.*	15,149
848	Genuine Parts Co.	107,467
1,068	GMS Inc.*	107,174
355	Group 1 Automotive Inc.	151,159
1,089	GrowGeneration Corp.*	2,113
549	Haverty Furniture Cos., Inc.	12,962
80	J Jill Inc.	2,208
503	Jack in the Box Inc.	24,572
916	Kohl's Corp.	13,713
11,185	Kura Sushi USA Inc., Class A Shares*(a)	1,195,900
1,108	La-Z-Boy Inc.	50,159
6,213	Leslie's Inc.*	14,290
3,574	Lithia Motors Inc., Class A Shares	1,382,781
1,601	Macy's Inc.	26,000
776	MarineMax Inc.*	26,632
583	Movado Group Inc.	11,864
266	MSC Industrial Direct Co., Inc., Class A Shares	22,844
7,472	Murphy USA Inc.	4,093,162
1,971	National Vision Holdings Inc.*	23,849
814	Nordstrom Inc.	18,486
1,814	Nu Skin Enterprises Inc., Class A Shares	13,242
900	ODP Corp.*	23,112
361	Ollie's Bargain Outlet Holdings Inc.*	35,721
542	ONE Group Hospitality Inc.*	1,913
494	OneWater Marine Inc., Class A Shares*	10,962
873	Papa John's International Inc.	43,502
574	Patrick Industries Inc.	77,140
291	PC Connection Inc.	21,121
105	Penske Automotive Group Inc.	17,487
78,098	Petco Health & Wellness Co., Inc., Class A Shares*	333,478
1,650	Portillo's Inc., Class A Shares*	19,057
1,026	Potbelly Corp.*	10,670
662	PriceSmart Inc.	59,408
88	RH*	33,892
19,143	Ross Stores Inc.	2,964,676
2,681	Sally Beauty Holdings Inc.*	37,346
957	Savers Value Village Inc.*	8,948
10,778	Shake Shack Inc., Class A Shares*	1,441,342
442	Shoe Carnival Inc.	14,922
1,141	Signet Jewelers Ltd.	114,328
369	Sonic Automotive Inc., Class A Shares	25,513
102,659	Sweetgreen Inc., Class A Shares*	4,206,966
405	Texas Roadhouse Inc., Class A Shares	83,134
505	Tile Shop Holdings Inc.*	3,348
412	Tilly's Inc., Class A Shares*	1,842
676	Tractor Supply Co.	191,761

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
292	Ulta Beauty Inc.*	$112,899
43,684	Urban Outfitters Inc.*	2,128,721
483	Vera Bradley Inc.*	2,826
2,078	Victoria's Secret & Co.*	80,710
4,278	Walgreens Boots Alliance Inc.	38,588
42,094	Warby Parker Inc., Class A Shares*	948,799
992	Wendy's Co.	18,213
791	Williams-Sonoma Inc.	136,068
177	Wingstop Inc.	58,192
75	Winmark Corp.	30,894
1,751	Yum! Brands Inc.	243,284
637	Zumiez Inc.*	14,059
	Total Retail	44,572,736
Textiles - 0.0%
400	UniFirst Corp.	80,348

Toys/Games/Hobbies - 0.0%
1,113	Funko Inc., Class A Shares*	13,078
838	Hasbro Inc.	54,596
154	JAKKS Pacific Inc.*	4,486
2,023	Mattel Inc.*	38,477
	Total Toys/Games/Hobbies	110,637
	TOTAL CONSUMER CYCLICAL	96,197,240
CONSUMER NON-CYCLICAL - 19.8%
Agriculture - 0.1%
131	Alico Inc.	3,511
853	Andersons Inc.	40,722
2,925	Archer-Daniels-Midland Co.	159,705
854	Bunge Global SA	76,638
944	Darling Ingredients Inc.*	38,260
1,944	Dole PLC	29,296
871	Fresh Del Monte Produce Inc.	29,396
391	Ispire Technology Inc.*	2,401
392	Limoneira Co.	10,898
821	Tejon Ranch Co.*	13,235
569	Turning Point Brands Inc.	35,221
623	Universal Corp.	35,586
16,086	Vital Farms Inc.*	534,055
	Total Agriculture	1,008,924
Beverages - 0.3%
50	Boston Beer Co., Inc., Class A Shares*	15,812
2,109	BRC Inc., Class A Shares*	6,622
408	Brown-Forman Corp., Class A Shares	16,875
1,033	Brown-Forman Corp., Class B Shares	43,469
1,042	Celsius Holdings Inc.*	29,645
36	Coca-Cola Consolidated Inc.	46,954
1,773	Duckhorn Portfolio Inc.*	19,503
11,301	MGP Ingredients Inc.(a)	523,010
1,057	Molson Coors Beverage Co., Class B Shares	65,597
605	National Beverage Corp.	29,881
4,222	Primo Brands Corp., Class A Shares	120,411
36,303	Vita Coco Co., Inc.*	1,290,209

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Beverages - (continued)
1,130	Westrock Coffee Co.*	$9,074
	Total Beverages	2,217,062
Biotechnology - 6.1%
1,674	2seventy bio Inc.*	6,679
1,848	4D Molecular Therapeutics Inc.*	14,488
2,798	89bio Inc.*	25,154
3,393	Absci Corp.*	10,349
3,143	ACADIA Pharmaceuticals Inc.*	51,294
1,584	Achieve Life Sciences Inc.*	6,985
576	Acrivon Therapeutics Inc.*	4,366
1,121	Actinium Pharmaceuticals Inc.*	1,614
2,120	Acumen Pharmaceuticals Inc.*	4,812
3,124	ADC Therapeutics SA*	7,560
62,763	ADMA Biologics Inc.*	1,262,164
985	Adverum Biotechnologies Inc.*	6,540
253	Aerovate Therapeutics Inc.*	665
841	Agenus Inc.*	2,876
1,790	Akero Therapeutics Inc.*	57,459
2,094	Aldeyra Therapeutics Inc.*	10,261
3,487	Allogene Therapeutics Inc.*	8,648
4,019	Alnylam Pharmaceuticals Inc.*	1,017,088
2,533	Altimmune Inc.*	21,708
460	Alto Neuroscience Inc.*	2,029
650	Alumis Inc.*	6,019
907	ALX Oncology Holdings Inc.*	1,342
7,821	Amicus Therapeutics Inc.*	78,054
707	AnaptysBio Inc.*	17,647
2,781	Anavex Life Sciences Corp.*(a)	26,308
476	ANI Pharmaceuticals Inc.*	27,241
3,027	Annexon Inc.*	16,316
808	Apellis Pharmaceuticals Inc.*	27,415
60,611	Apogee Therapeutics Inc.*	2,736,587
3,090	Applied Therapeutics Inc.*	6,273
4,941	Arbutus Biopharma Corp.*	17,096
1,150	Arcellx Inc.*	101,280
831	Arcturus Therapeutics Holdings Inc.*	15,241
1,379	Arcus Biosciences Inc.*	21,292
22,888	Arcutis Biotherapeutics Inc.*	298,460
6,049	Ardelyx Inc.*	34,298
4,589	Argenx SE, ADR*	2,829,348
714	ArriVent Biopharma Inc.*	21,391
3,159	Arrowhead Pharmaceuticals Inc.*	82,229
1,564	ARS Pharmaceuticals Inc.*	22,694
500	Artiva Biotherapeutics Inc.*	6,390
60,286	Astria Therapeutics Inc.*	626,372
3,052	Atea Pharmaceuticals Inc.*	10,438
6,130	Atossa Therapeutics Inc.*	7,969
1,446	Aura Biosciences Inc.*	13,462
3,437	Aurinia Pharmaceuticals Inc.*	30,452
1,540	Avid Bioservices Inc.*	18,911
35,901	Avidity Biosciences Inc.*	1,544,820
971	Axsome Therapeutics Inc.*	95,372

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
2,005	Beam Therapeutics Inc.*	$54,877
5,417	BioCryst Pharmaceuticals Inc.*	40,627
893	Biogen Inc.*	143,443
2,005	Biohaven Ltd.*	92,250
1,146	BioMarin Pharmaceutical Inc.*	75,670
768	Biomea Fusion Inc.*	5,560
115	Bio-Rad Laboratories Inc., Class A Shares*	39,161
1,685	Black Diamond Therapeutics Inc.*	4,465
7,689	Bluebird Bio Inc.*	3,114
1,686	Blueprint Medicines Corp.*	162,497
3,746	Bridgebio Pharma Inc.*	101,479
2,451	C4 Therapeutics Inc.*	11,152
1,236	Cabaletta Bio Inc.*	4,722
1,005	Candel Therapeutics Inc.*	4,729
797	Capricor Therapeutics Inc.*	15,151
2,173	Cardiff Oncology Inc.*	5,672
1,223	Cargo Therapeutics Inc.*	22,234
2,989	Caribou Biosciences Inc.*	6,546
326	Cartesian Therapeutics Inc.*	6,139
1,044	Cassava Sciences Inc.*(a)	4,009
715	Celcuity Inc.*	9,152
1,694	Celldex Therapeutics Inc.*	46,483
1,384	Century Therapeutics Inc.*	2,380
921	Certara Inc.*	10,324
303	CervoMed Inc.*	3,272
9,416	CG oncology Inc.*	327,206
2,383	ChromaDex Corp.*	18,397
721	Cibus Inc., Class A Shares*	3,504
1,048	Climb Bio Inc.*	3,385
2,360	Cogent Biosciences Inc.*	22,444
1,681	Compass Therapeutics Inc.*	2,740
329	Contineum Therapeutics Inc., Class A Shares*	4,905
1,073	Contra Alimera Science*(b)(c)	43
4,365	Corteva Inc.	271,678
154,448	Crinetics Pharmaceuticals Inc.*	8,834,426
1,309	Cullinan Therapeutics Inc.*	17,606
4,324	Cytek Biosciences Inc.*	28,236
3,067	Cytokinetics Inc.*	159,055
1,308	Day One Biopharmaceuticals Inc.*	18,220
3,311	Denali Therapeutics Inc.*	82,775
1,536	Design Therapeutics Inc.*	9,216
596	Dianthus Therapeutics Inc.*	14,298
622	Disc Medicine Inc., Class A Shares*	39,466
3,447	Dynavax Technologies Corp.*	44,328
2,136	Dyne Therapeutics Inc.*	65,383
28,054	Edgewise Therapeutics Inc.*	925,782
2,959	Editas Medicine Inc.*	6,628
2,585	Elevation Oncology Inc.*	1,644
997	Entrada Therapeutics Inc.*	19,830
4,782	Erasca Inc.*	13,677
7,488	Esperion Therapeutics Inc.*	20,966
1,782	Evolus Inc.*	24,396

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
35,351	Exelixis Inc.*	$1,288,897
1,774	EyePoint Pharmaceuticals Inc.*	15,700
3,093	Fate Therapeutics Inc.*	9,805
1,287	Fibrobiologics Inc.*	3,372
1,029	Generation Bio Co.*	1,564
15,412	Geron Corp.*	63,497
205	GRAIL Inc.*	3,588
331	Greenwich Lifesciences Inc.*	4,717
3,255	Guardant Health Inc.*	115,911
3,413	Halozyme Therapeutics Inc.*	164,507
739	Harvard Bioscience Inc.*	1,626
974	HilleVax Inc.*	1,880
3,124	Humacyte Inc.*	14,120
2,200	Ideaya Biosciences Inc.*	60,192
542	IGM Biosciences Inc.*	5,442
13,045	Illumina Inc.*	1,880,437
4,803	ImmunityBio Inc.*(a)	24,207
1,267	Immunome Inc.*	17,168
1,523	Immunovant Inc.*	42,949
6,795	Incyte Corp.*	506,839
489	Inhibrx Biosciences Inc.*	7,462
650	Inmune Bio Inc.*	3,283
1,425	Innoviva Inc.*	27,061
1,121	Inovio Pharmaceuticals Inc.*	4,843
1,875	Inozyme Pharma Inc.*	5,081
13,636	Insmed Inc.*	1,024,882
2,508	Intellia Therapeutics Inc.*	39,175
620	Intra-Cellular Therapies Inc.*	53,103
4,329	Invivyd Inc.*	3,024
18,370	Ionis Pharmaceuticals Inc.*	656,360
6,720	Iovance Biotherapeutics Inc.*	62,630
1,052	iTeos Therapeutics Inc.*	8,995
733	Janux Therapeutics Inc.*	33,139
484	Jasper Therapeutics Inc.*	11,040
773	Keros Therapeutics Inc.*	44,633
26,278	Kiniksa Pharmaceuticals International PLC, Class A Shares*	580,218
584	Kodiak Sciences Inc.*	3,895
3,171	Korro Bio Inc.*(a)	165,082
3,831	Krystal Biotech Inc.*	756,316
36,082	Kymera Therapeutics Inc.*	1,690,442
835	Kyverna Therapeutics Inc.*	4,818
39,599	Larimar Therapeutics Inc.*	250,662
446	LENZ Therapeutics Inc.	15,878
458	Lexeo Therapeutics Inc.*	3,769
2,353	Lexicon Pharmaceuticals Inc.*	1,891
7,167	Ligand Pharmaceuticals Inc.*	870,575
2,263	Lineage Cell Therapeutics Inc.*	1,294
2,044	Liquidia Corp.*	23,608
2,129	MacroGenics Inc.*	7,643
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	15,865
28,389	MBX Biosciences Inc.*(a)	577,432
743	MeiraGTx Holdings PLC*	5,030

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
3,732	Mersana Therapeutics Inc.*	$8,509
73,542	Mind Medicine MindMed Inc.*	600,838
1,168	Mineralys Therapeutics Inc.*	14,915
199	Mirati Therapeutics Inc.*(b)(c)	139
950	Monte Rosa Therapeutics Inc.*	9,842
2,357	Myriad Genetics Inc.*	38,348
7,920	Nektar Therapeutics, Class A Shares*	9,029
3,348	NeoGenomics Inc.*	59,360
2,766	Neumora Therapeutics Inc.*	27,494
2,164	Nkarta Inc.*	6,211
3,677	Novavax Inc.*	32,063
37,952	Nurix Therapeutics Inc.*	839,119
24,150	Nuvalent Inc., Class A Shares*	2,334,822
5,681	Nuvation Bio Inc.*	16,475
1,571	Olema Pharmaceuticals Inc.*	15,899
1,989	Omeros Corp.*(a)	22,575
2,438	Organogenesis Holdings Inc., Class A Shares*	9,435
1,088	Ovid Therapeutics Inc.*	1,240
653	PepGen Inc.*	3,298
1,850	Perspective Therapeutics Inc.*	8,048
1,253	Phathom Pharmaceuticals Inc.*	11,114
1,441	Pliant Therapeutics Inc.*	19,886
1,531	Poseida Therapeutics Inc., Class A Shares*	14,254
7,256	Praxis Precision Medicines Inc.*	581,714
2,488	Precigen Inc.*	2,319
905	Prelude Therapeutics Inc.*	950
2,350	Prime Medicine Inc.*	7,732
4,922	ProKidney Corp., Class A Shares*(a)	9,844
1,479	Prothena Corp. PLC*	23,975
2,027	PTC Therapeutics Inc.*	88,945
2,018	Puma Biotechnology Inc.*	6,841
2,269	Pyxis Oncology Inc.*	4,561
215	Q32 Bio Inc.*	5,786
331	Rapport Therapeutics Inc.*	7,560
540	RAPT Therapeutics Inc.*	680
6,759	Recursion Pharmaceuticals Inc., Class A Shares*(a)	47,786
1,455	REGENXBIO Inc.*	14,434
3,206	Relay Therapeutics Inc.*	15,068
3,049	Renovaro Inc.*	2,306
1,856	Replimune Group Inc.*	26,132
4,164	REVOLUTION Medicines Inc.*	240,887
515	Rigel Pharmaceuticals Inc.*	14,219
1,696	Rocket Pharmaceuticals Inc.*	24,405
2,508	Roivant Sciences Ltd.*	31,877
2,368	Royalty Pharma PLC, Class A Shares	63,131
1,861	Sage Therapeutics Inc.*	10,180
5,013	Sana Biotechnology Inc.*	13,936
549	Sarepta Therapeutics Inc.*	73,204
3,419	Savara Inc.*	11,488
23,109	Scholar Rock Holding Corp.*	922,049
21,572	Septerna Inc.*	545,556
1,842	Shattuck Labs Inc.*	2,026

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
600	Soleno Therapeutics Inc.*	$31,626
1,101	Solid Biosciences Inc.*	6,276
1,814	SpringWorks Therapeutics Inc.*	75,245
1,394	Stoke Therapeutics Inc.*	16,881
71,074	Structure Therapeutics Inc., ADR*	2,356,103
2,294	Summit Therapeutics Inc.*	42,347
3,490	Sutro Biopharma Inc.*	9,249
2,149	Syndax Pharmaceuticals Inc.*	35,931
1,655	Tango Therapeutics Inc.*	6,521
964	Tarsus Pharmaceuticals Inc.*	50,562
6,515	Taysha Gene Therapies Inc.*	21,109
1,104	Tenaya Therapeutics Inc.*	3,941
40,784	Terns Pharmaceuticals Inc.*	254,492
3,837	TG Therapeutics Inc.*	133,528
1,308	Theravance Biopharma Inc.*	12,099
840	Third Harmonic Bio Inc.*	10,718
719	Tourmaline Bio Inc.*(a)	18,723
37,531	Travere Therapeutics Inc.*	705,958
1,644	TScan Therapeutics Inc.*	7,842
829	Tyra Biosciences Inc.*	12,999
529	Ultragenyx Pharmaceutical Inc.*	25,196
266	United Therapeutics Corp.*	98,550
907	UroGen Pharma Ltd.*	11,519
1,806	Ventyx Biosciences Inc.*	4,840
1,020	Vera Therapeutics Inc., Class A Shares*	50,745
24,238	Veracyte Inc.*	1,041,022
1,463	Verastem Inc.*	7,812
1,280	Vericel Corp.*	74,419
6,739	Veru Inc.*	4,769
2,525	Verve Therapeutics Inc.*	14,165
631	Viking Therapeutics Inc.*	33,405
2,977	Vir Biotechnology Inc.*	23,697
37,136	Viridian Therapeutics Inc.*	800,281
76,771	WaVe Life Sciences Ltd.*	1,159,242
1,749	Werewolf Therapeutics Inc.*	3,498
3,203	X4 Pharmaceuticals Inc.*	1,259
952	XBiotech Inc.*	7,245
1,541	Xencor Inc.*	39,450
89,897	Xenon Pharmaceuticals Inc.*	3,832,309
186	XOMA Royalty Corp.*	6,222
2,079	Zentalis Pharmaceuticals Inc.*	7,505
1,220	Zevra Therapeutics Inc.*	11,383
1,239	Zura Bio Ltd., Class A Shares*	3,779
1,409	Zymeworks Inc.*	19,853
	Total Biotechnology	52,301,164
Commercial Services - 3.6%
1,685	ABM Industries Inc.	96,331
668	Acacia Research Corp.*	3,039
1,989	ADT Inc.	15,156
998	Adtalem Global Education Inc.*	91,227
48,324	Affirm Holdings Inc., Class A Shares*	3,383,163
727	AirSculpt Technologies Inc.*	4,965

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
1,280	Alarm.com Holdings Inc.*	$83,379
11,281	Alight Inc., Class A Shares*	90,248
1,158	Alta Equipment Group Inc.	9,160
663	American Public Education Inc.*	13,671
989	AMN Healthcare Services Inc.*	25,744
1,365	API Group Corp.*	51,570
59,554	Arlo Technologies Inc.*	668,196
163	Avis Budget Group Inc.	17,778
654	Barrett Business Services Inc.	28,063
3,466	Block Inc., Class A Shares*	306,914
784	Booz Allen Hamilton Holding Corp., Class A Shares	116,173
346	Bright Horizons Family Solutions Inc.*	40,008
74,756	BrightView Holdings Inc.*	1,278,328
1,203	Brink's Co.	116,342
988	Cadiz Inc.*	4,387
521	Carriage Services Inc., Class A Shares	21,127
497	Cass Information Systems Inc.	22,300
1,277	CBIZ Inc.*	105,455
4,052	Chegg Inc.*	8,550
447	Cimpress PLC*	35,894
3,321	Clarivate PLC*	19,029
828	CompoSecure Inc., Class A Shares(a)	13,207
3,068	CoreCivic Inc.*	68,508
424	Corpay Inc.*	161,620
4,500	Coursera Inc.*	35,775
237	CPI Card Group Inc.*	7,823
171	CRA International Inc.	33,350
1,254	Cross Country Healthcare Inc.*	13,493
2,349	Custom Truck One Source Inc.*	14,047
1,122	Deluxe Corp.	25,997
390	Distribution Solutions Group Inc.*	15,255
465	DLH Holdings Corp.*	4,013
1,526	Driven Brands Holdings Inc.*	25,713
2,267	Dun & Bradstreet Holdings Inc.	28,791
422	Emerald Holding Inc.	2,097
946	Ennis Inc.	20,178
9,055	Equifax Inc.	2,368,426
253	Euronet Worldwide Inc.*	26,598
1,262	European Wax Center Inc., Class A Shares*	7,585
1,703	EVERTEC Inc.	61,308
2,223	First Advantage Corp.*	42,748
3,399	FiscalNote Holdings Inc.*	2,973
3,188	Flywire Corp.*	72,399
219	Forrester Research Inc.*	3,778
437	Franklin Covey Co.*	15,898
210	FTI Consulting Inc.*	42,529
3,446	GEO Group Inc.*	98,245
1,582	Global Payments Inc.	188,195
90	Graham Holdings Co., Class B Shares	83,801
170	Grand Canyon Education Inc.*	27,980
1,759	Green Dot Corp., Class A Shares*	18,065
702	GXO Logistics Inc.*	42,703

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
834	H&R Block Inc.	$49,440
912	Hackett Group Inc.	28,582
1,863	Healthcare Services Group Inc.*	22,989
509	Heidrick & Struggles International Inc.	23,485
771	Herc Holdings Inc.	178,872
4,845	Hertz Global Holdings Inc.*	23,837
320	HireQuest Inc.	4,867
29,308	Huron Consulting Group Inc.*	3,599,315
497	ICF International Inc.	68,869
616	Information Services Group Inc.	2,273
954	Insperity Inc.	75,223
947	John Wiley & Sons Inc., Class A Shares	49,414
1,124	Kelly Services Inc., Class A Shares	16,467
481	Kforce Inc.	28,855
33,770	Korn Ferry	2,645,542
3,549	Laureate Education Inc., Class A Shares*	67,431
3,533	Legalzoom.com Inc.*	28,017
756	Lifecore Biomedical Inc.*	5,602
1,077	Lincoln Educational Services Corp.*	17,695
1,731	LiveRamp Holdings Inc.*	52,553
269	ManpowerGroup Inc.	17,316
5,517	MarketAxess Holdings Inc.	1,427,193
12,374	Marqeta Inc., Class A Shares*	48,011
743	Matthews International Corp., Class A Shares	22,409
410	Medifast Inc.*	8,065
2,345	Mister Car Wash Inc.*	18,760
6,466	Moneylion Inc.*	592,932
757	Monro Inc.	21,287
161	Morningstar Inc.	57,018
528	National Research Corp.	10,380
263	Paylocity Holding Corp.*	54,583
86,903	Payoneer Global Inc.*	948,112
805	Paysafe Ltd.*	16,003
1,710	Perdoceo Education Corp.	46,940
2,510	Performant Financial Corp.*	7,881
979	Priority Technology Holdings Inc.*	9,105
1,093	PROG Holdings Inc.	53,185
2,192	Progyny Inc.*	34,129
1,041	Quad/Graphics Inc.	7,516
10,910	Quanta Services Inc.	3,758,713
1,116	RB Global Inc.(b)	109,100
3,904	Remitly Global Inc.*	80,266
2,971	Repay Holdings Corp., Class A Shares*	24,006
1,227	Resources Connection Inc.	10,356
605	Robert Half Inc.	45,139
1,698	Rollins Inc.	85,460
865	Service Corp. International	76,630
2,330	Sezzle Inc.*	987,990
363	Shift4 Payments Inc., Class A Shares*	41,411
176	SoundThinking Inc.*	2,284
953	Spire Global Inc.*(a)	15,572
7,624	StoneCo Ltd., Class A Shares*	72,276

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
585	Strategic Education Inc.	$57,804
11,700	Stride Inc.*	1,250,379
1,220	Target Hospitality Corp.*	10,089
54,245	Toast Inc., Class A Shares*	2,361,827
292	Transcat Inc.*	30,628
1,186	TransUnion	120,379
849	TriNet Group Inc.	79,322
1,175	TrueBlue Inc.*	8,836
3,117	Udemy Inc.*	24,811
47	U-Haul Holding Co.*	3,321
599	U-Haul Holding Co. (Non-Voting)	37,402
414	United Rentals Inc.	358,524
1,314	Universal Technical Institute Inc.*	33,993
1,404	Upbound Group Inc.	48,284
47,797	Valvoline Inc.*	1,898,019
889	Verisk Analytics Inc., Class A Shares	261,553
4,455	Verra Mobility Corp., Class A Shares*	105,405
911	Vestis Corp.	14,649
515	Viad Corp.*	23,031
245	WEX Inc.*	46,222
311	Willdan Group Inc.*	13,594
1,099	WillScot Holdings Corp.*	42,026
2,419	ZipRecruiter Inc., Class A Shares*	21,432
	Total Commercial Services	32,780,181
Cosmetics/Personal Care - 0.6%
3,178	Beauty Health Co.*	4,703
3,039	Coty Inc., Class A Shares*	22,458
1,291	Edgewell Personal Care Co.	47,225
319	elf Beauty Inc.*	41,317
3,432	Honest Co., Inc.*	28,451
482	Interparfums Inc.	66,352
11,894	Kenvue Inc.	286,408
5,994	Olaplex Holdings Inc.*	11,568
782	Perrigo Co. PLC	22,318
53,954	Prestige Consumer Healthcare Inc.*	4,573,681
671	Waldencast PLC, Class A Shares*	2,268
	Total Cosmetics/Personal Care	5,106,749
Food - 1.7%
2,506	Albertsons Cos., Inc., Class A Shares	49,744
2,550	B&G Foods Inc.	17,034
1,969	Beyond Meat Inc.*(a)	9,806
583	Calavo Growers Inc.	16,155
1,094	Cal-Maine Foods Inc.	106,785
1,157	Campbell's Co.	53,453
912	Chefs' Warehouse Inc.*	40,776
2,899	Conagra Brands Inc.	79,867
1,095	Flowers Foods Inc.	24,769
3,497	General Mills Inc.	231,711
798	Grocery Outlet Holding Corp.*	16,758
56,086	Hain Celestial Group Inc.*	463,831
893	Hershey Co.	157,284

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
745	HF Foods Group Inc.*	$2,812
1,747	Hormel Foods Corp.	56,655
370	Ingles Markets Inc., Class A Shares	27,343
18,425	Ingredion Inc.	2,714,740
404	J & J Snack Foods Corp.	70,211
626	JM Smucker Co.	73,737
225	John B Sanfilippo & Son Inc.	19,429
1,604	Kellanova	130,389
2,191	Krispy Kreme Inc.	24,145
4,142	Kroger Co.	252,993
872	Lamb Weston Holdings Inc.	67,353
7,260	Lancaster Colony Corp.	1,349,198
233	Lifeway Foods Inc.*	5,697
1,435	Mama's Creations Inc.*	14,020
1,540	McCormick & Co., Inc.	120,751
1,336	Mission Produce Inc.*	17,769
96	Nathan's Famous Inc.	8,400
212	Natural Grocers by Vitamin Cottage Inc.	9,975
33,201	Performance Food Group Co.*	2,929,656
226	Pilgrim's Pride Corp.*	11,664
292	Post Holdings Inc.*	35,180
1	Seaboard Corp.	2,614
201	Seneca Foods Corp., Class A Shares*	14,492
2,430	Simply Good Foods Co.*	96,690
846	SpartanNash Co.	16,057
28,462	Sprouts Farmers Market Inc.*	4,396,810
2,265	SunOpta Inc.*(b)	17,554
3,095	Sysco Corp.	238,655
52,596	TreeHouse Foods Inc.*	1,806,147
1,716	Tyson Foods Inc., Class A Shares	110,682
1,521	United Natural Foods Inc.*	37,766
1,394	US Foods Holding Corp.*	97,259
1,678	Utz Brands Inc.	29,214
309	Village Super Market Inc., Class A Shares	10,002
423	Weis Markets Inc.	30,807
1,691	WK Kellogg Co.	35,173
	Total Food	16,150,012
Healthcare-Products - 4.2%
750	10X Genomics Inc., Class A Shares*	11,925
1,695	Accuray Inc.*	3,780
2,841	Adaptive Biotechnologies Corp.*	16,876
1,828	Agilent Technologies Inc.	252,209
580	Akoya Biosciences Inc.*	1,276
457	Align Technology Inc.*	106,376
2,598	Alphatec Holdings Inc.*	27,227
1,353	AngioDynamics Inc.*	9,376
1,021	Artivion Inc.*	30,140
1,239	AtriCure Inc.*	44,802
1,153	Avanos Medical Inc.*	22,091
4,132	Avantor Inc.*	87,020
954	Avita Medical Inc.*	12,230
25,959	Axogen Inc.*	360,830

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
293	Azenta Inc.*	$13,540
3,111	Baxter International Inc.	104,872
915	BioLife Solutions Inc.*	25,135
942	Bio-Techne Corp.	70,989
47,382	Bioventus Inc., Class A Shares*	582,325
650	Bruker Corp.	37,668
22,438	CareDx Inc.*	550,629
659	Castle Biosciences Inc.*	19,955
11,566	Ceribell Inc.*(a)	332,985
6,901	Cerus Corp.*	12,767
815	CONMED Corp.	60,343
1,194	Cooper Cos., Inc.*	124,725
460	CVRx Inc.*	7,047
1,188	DENTSPLY SIRONA Inc.	23,344
1,468	Embecta Corp.	30,578
432	Enovis Corp.*	21,086
48,596	Envista Holdings Corp.*	1,083,205
1,108	Exact Sciences Corp.*	68,785
1,168	Fractyl Health Inc.*	2,990
2,815	GE HealthCare Technologies Inc.	234,264
24,031	Glaukos Corp.*	3,452,053
46,124	Globus Medical Inc., Class A Shares*	3,948,676
1,339	Haemonetics Corp.*	117,122
1,397	Hologic Inc.*	111,062
572	ICU Medical Inc.*	93,785
507	IDEXX Laboratories Inc.*	213,827
1,404	Inari Medical Inc.*	72,896
334	InfuSystem Holdings Inc.*	2,973
2,070	Inmode Ltd.*	40,427
1,003	Inogen Inc.*	9,739
174	Inspire Medical Systems Inc.*	33,540
6,912	Insulet Corp.*	1,843,983
10,743	Integer Holdings Corp.*	1,509,392
58,700	Integra LifeSciences Holdings Corp.*	1,442,846
286	iRadimed Corp.	15,424
827	iRhythm Technologies Inc.*	71,920
13,512	Lantheus Holdings Inc.*	1,206,216
11,402	LeMaitre Vascular Inc.	1,219,900
1,449	LivaNova PLC*	76,073
255	Masimo Corp.*	43,998
3,354	MaxCyte Inc.*	11,907
1,535	Merit Medical Systems Inc.*	159,487
3,002	MiMedx Group Inc.*	27,769
32,322	Natera Inc.*	5,422,985
885	Nautilus Biotechnology Inc., Class A Shares*	1,982
5,809	Neogen Corp.*	82,372
737	NeuroPace Inc.*	7,812
1,314	Nevro Corp.*	6,044
2,790	Novocure Ltd.*	55,912
3,430	OmniAb Inc.*	13,411
10,001	Omnicell Inc.*	465,947
2,423	OraSure Technologies Inc.*	9,207

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
375	Orchestra BioMed Holdings Inc.*	$2,111
1,168	Orthofix Medical Inc.*	22,811
605	OrthoPediatrics Corp.*	15,718
8,898	Pacific Biosciences of California Inc.*(a)	16,995
1,673	Paragon 28 Inc.*	17,249
2,065	Patterson Cos., Inc.	44,377
222	Penumbra Inc.*	54,195
15,502	PROCEPT BioRobotics Corp.*	1,481,836
1,452	Pulmonx Corp.*	9,365
679	Pulse Biosciences Inc.*(a)	14,531
1,348	QIAGEN NV*	58,544
1,247	Quanterix Corp.*	15,376
1,784	Quantum-Si Inc.*	2,230
30,327	QuidelOrtho Corp.*	1,243,407
334	Repligen Corp.*	50,280
911	ResMed Inc.	226,857
28,449	Revvity Inc.	3,304,067
944	RxSight Inc.*	44,255
91	Sanara Medtech Inc.*	3,307
4,345	Semler Scientific Inc.*	247,752
1,277	Sera Prognostics Inc., Class A Shares*	8,607
1,437	SI-BONE Inc.*	19,486
838	Solventum Corp.*	59,925
1,291	STAAR Surgical Co.*	37,568
2,874	Stereotaxis Inc.*	6,869
603	STERIS PLC	132,093
527	Surmodics Inc.*	20,790
898	Tactile Systems Technology Inc.*	17,547
1,708	Tandem Diabetes Care Inc.*	52,316
284	Teleflex Inc.	54,769
29,735	TransMedics Group Inc.*	2,578,322
1,652	Treace Medical Concepts Inc.*	14,075
1,522	Twist Bioscience Corp.*	74,852
191	UFP Technologies Inc.*	61,678
120	Utah Medical Products Inc.	7,830
1,406	Varex Imaging Corp.*	23,452
370	Waters Corp.*	142,346
445	West Pharmaceutical Services Inc.	144,928
1,252	Zimmer Biomet Holdings Inc.	140,349
978	Zimvie Inc.*	14,435
346	Zynex Inc.*	2,879
	Total Healthcare-Products	36,674,456
Healthcare-Services - 1.0%
529	Acadia Healthcare Co., Inc.*	21,493
2,466	Accolade Inc.*	9,519
460	Addus HomeCare Corp.*	56,506
7,793	agilon health Inc.*	16,287
183	Amedisys Inc.*	16,728
432	Ardent Health Partners Inc.*	6,903
1,140	Astrana Health Inc.*	49,305
2,208	Aveanna Healthcare Holdings Inc.*	12,828
1,045	Blade Air Mobility Inc.*	4,953

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - (continued)
1,792	BrightSpring Health Services Inc.*	$34,586
4,955	Brookdale Senior Living Inc.*	28,144
1,095	Catalent Inc.*	66,915
3,231	Centene Corp.*	193,860
308	Charles River Laboratories International Inc.*	61,310
89	Chemed Corp.	50,943
3,046	Community Health Systems Inc.*	10,478
3,138	Concentra Group Holdings Parent Inc.(a)	68,471
235	CorVel Corp.*	85,869
302	DaVita Inc.*	50,183
3,054	DocGo Inc.*	13,224
42,463	Encompass Health Corp.	4,371,141
1,695	Enhabit Inc.*	13,102
1,494	Ensign Group Inc.	218,438
730	Fortrea Holdings Inc.*	15,367
770	Fulgent Genetics Inc.*	14,091
13,812	GeneDx Holdings Corp., Class A Shares*	1,082,723
2,315	HealthEquity Inc.*	235,065
10,053	Humana Inc.	2,979,508
485	Innovage Holding Corp.*	2,362
1,125	IQVIA Holdings Inc.*	225,945
339	Joint Corp.*	3,946
514	Labcorp Holdings Inc.	123,956
3,564	LifeStance Health Group Inc.*	26,801
153	Medpace Holdings Inc.*	52,116
490	ModivCare Inc.*	9,207
355	Molina Healthcare Inc.*	105,755
1,585	Nano-X Imaging Ltd.*(a)	10,239
326	National HealthCare Corp.	40,815
11,602	OPKO Health Inc.*(a)	17,867
5,181	Oscar Health Inc., Class A Shares*	89,787
1,036	PACS Group Inc.*	16,379
2,168	Pediatrix Medical Group Inc.*	32,433
729	Pennant Group Inc.*	22,730
678	Quest Diagnostics Inc.	110,283
739	Quipt Home Medical Corp.*	1,981
1,798	RadNet Inc.*	147,004
2,887	Select Medical Holdings Corp.	60,945
180	Sonida Senior Living Inc.*	4,691
1,233	Sotera Health Co.*	16,239
2,030	Surgery Partners Inc.*	48,395
4,451	Teladoc Health Inc.*	53,323
579	Tenet Healthcare Corp.*	82,612
351	Universal Health Services Inc., Class B Shares	71,955
387	US Physical Therapy Inc.	38,220
1,334	Viemed Healthcare Inc.*	11,566
	Total Healthcare-Services	11,215,492
Household Products/Wares - 0.0%
3,111	ACCO Brands Corp.	18,106
489	Avery Dennison Corp.	100,710
367	Central Garden & Pet Co.*	14,588
1,364	Central Garden & Pet Co., Class A Shares*	46,090

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Household Products/Wares - (continued)
1,516	Church & Dwight Co., Inc.	$166,957
759	Clorox Co.	126,882
595	Helen of Troy Ltd.*	43,631
1,150	Quanex Building Products Corp.	34,224
490	Reynolds Consumer Products Inc.	13,568
152	Spectrum Brands Holdings Inc.	13,976
363	WD-40 Co.	100,584
	Total Household Products/Wares	679,316
Pharmaceuticals - 2.2%
2,413	ACELYRIN Inc.*	10,979
2,618	AdaptHealth Corp., Class A Shares*	26,259
1,498	Agios Pharmaceuticals Inc.*	88,966
4,770	Akebia Therapeutics Inc.*	9,826
2,403	Alector Inc.*	6,224
4,383	Alkermes PLC*	127,195
4,140	Amneal Pharmaceuticals Inc.*	34,238
1,014	Amphastar Pharmaceuticals Inc.*	45,823
563	Anika Therapeutics Inc.*	9,976
2,165	Aquestive Therapeutics Inc.*	11,020
1,686	Arvinas Inc.*	45,050
8,582	Ascendis Pharma AS, ADR*	1,167,839
2,410	Avadel Pharmaceuticals PLC, ADR*	26,655
31,960	BellRing Brands Inc.*	2,507,582
778	Biote Corp., Class A Shares*	5,143
1,514	Cardinal Health Inc.	185,071
2,962	Catalyst Pharmaceuticals Inc.*	65,371
1,037	Cencora Inc.	260,857
52,113	Centessa Pharmaceuticals PLC, ADR*(a)	933,344
1,851	Coherus Biosciences Inc.*	2,258
840	Collegium Pharmaceutical Inc.*	25,620
400	Corbus Pharmaceuticals Holdings Inc.*	7,128
2,161	Corcept Therapeutics Inc.*	124,646
1,345	CorMedix Inc.*	13,262
2,510	DexCom Inc.*	195,755
2,932	Elanco Animal Health Inc.*	38,732
796	Enanta Pharmaceuticals Inc.*	6,846
1,139	Enliven Therapeutics Inc.*	27,769
411	Fennec Pharmaceuticals Inc.*(b)	2,491
484	Foghorn Therapeutics Inc.*	3,867
2,479	Fulcrum Therapeutics Inc.*	9,544
16,703	Guardian Pharmacy Services Inc., Class A Shares*(a)	416,573
370	Gyre Therapeutics Inc.*	4,629
982	Harmony Biosciences Holdings Inc.*	34,046
795	Harrow Inc.*	33,318
770	Henry Schein Inc.*	59,329
2,517	Herbalife Ltd.*	19,557
4,679	Heron Therapeutics Inc.*	5,568
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	17,128
368	Jazz Pharmaceuticals PLC*	44,745
1,162	KalVista Pharmaceuticals Inc.*	11,690
1,878	Kura Oncology Inc.*	20,733
852	Longboard Pharmaceuticals Inc.*	51,103

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
6,663	Lyell Immunopharma Inc.*	$6,297
481	Madrigal Pharmaceuticals Inc.*	157,859
6,979	MannKind Corp.*	47,318
397	MediWound Ltd.*	6,936
11,054	Merus NV*	495,661
1,025	Mirum Pharmaceuticals Inc.*	47,376
241	Nature's Sunshine Products Inc.*	3,914
5,225	Neurocrine Biosciences Inc.*	662,269
316	Neurogene Inc.*	8,036
10,417	Ocugen Inc.*	10,231
4,078	Ocular Therapeutix Inc.*	40,331
60,838	Option Care Health Inc.*	1,447,944
1,515	Organon & Co.	24,043
1,515	ORIC Pharmaceuticals Inc.*	14,999
461	Outlook Therapeutics Inc.*	945
1,930	Owens & Minor Inc.*	25,997
1,155	Pacira BioSciences Inc.*	19,531
798	Phibro Animal Health Corp., Class A Shares	18,649
719	Premier Inc., Class A Shares	16,465
15,577	Protagonist Therapeutics Inc.*	682,273
3,086	Regulus Therapeutics Inc.*	4,968
3,218	Revance Therapeutics Inc.*	11,617
26,278	Rhythm Pharmaceuticals Inc.*	1,630,287
530	scPharmaceuticals Inc.*	1,919
1,793	SIGA Technologies Inc.	13,053
836	Skye Bioscience Inc.*	3,754
62,418	Spyre Therapeutics Inc.*	1,774,544
1,318	Supernus Pharmaceuticals Inc.*	48,199
1,072	Trevi Therapeutics Inc.*	3,087
419	USANA Health Sciences Inc.*	16,144
2,309	Vanda Pharmaceuticals Inc.*	11,891
41,966	Vaxcyte Inc.*	3,959,072
536	Verrica Pharmaceuticals Inc.*	686
7,219	Viatris Inc.	94,497
1,516	Voyager Therapeutics Inc.*	10,400
3,352	Xeris Biopharma Holdings Inc.*	10,995
1,334	Y-mAbs Therapeutics Inc.*	15,901
	Total Pharmaceuticals	18,091,843
	TOTAL CONSUMER NON-CYCLICAL	176,225,199
ENERGY - 4.5%
Coal - 0.2%
291	Alpha Metallurgical Resources Inc.*	71,461
466	Arch Resources Inc.	80,115
780	CONSOL Energy Inc.	101,946
1,092	Hallador Energy Co.*	13,322
74	NACCO Industries Inc., Class A Shares	2,384
3,372	Peabody Energy Corp.	80,422
856	Ramaco Resources Inc., Class A Shares	10,914
2,130	SunCoke Energy Inc.	26,540
26,455	Teck Resources Ltd., Class B Shares	1,234,919

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Coal - (continued)
1,382	Warrior Met Coal Inc.	$97,182
	Total Coal	1,719,205
Energy-Alternate Sources - 0.0%
1,286	Aemetis Inc.*	5,260
3,917	Array Technologies Inc.*	26,283
1,943	ASP Isotopes Inc.*(a)	10,784
1,790	Energy Vault Holdings Inc.*	3,687
798	Enphase Energy Inc.*	56,937
652	First Solar Inc.*	129,924
1,583	Fluence Energy Inc., Class A Shares*	29,776
4,984	Freyr Battery Inc.*(a)	10,317
557	FuelCell Energy Inc.*(a)	6,612
480	FutureFuel Corp.	2,501
2,042	Green Plains Inc.*	22,054
2,634	Montauk Renewables Inc.*	11,642
19,434	Plug Power Inc.*(a)	43,532
385	REX American Resources Corp.*	16,674
4,381	Shoals Technologies Group Inc., Class A Shares*	22,869
2,589	Stem Inc.*	1,015
3,854	Sunnova Energy International Inc.*	21,351
5,821	Sunrun Inc.*	67,116
941	TPI Composites Inc.*	1,920
	Total Energy-Alternate Sources	490,254
Oil & Gas - 2.5%
1,649	Amplify Energy Corp.*	11,065
56,828	Antero Resources Corp.*	1,857,707
2,178	APA Corp.	49,332
2,782	Berry Corp.	11,351
11,407	BKV Corp.*(a)	250,498
6,078	Borr Drilling Ltd.*	22,610
1,841	California Resources Corp.	108,914
371	Chord Energy Corp.	47,310
49,690	Civitas Resources Inc.	2,577,917
4,021	CNX Resources Corp.*	162,931
2,378	Comstock Resources Inc.*	37,025
4,530	Coterra Energy Inc.	121,042
3,770	Crescent Energy Co., Class A Shares	56,060
1,275	CVR Energy Inc.	24,671
1,626	Delek US Holdings Inc.	30,975
3,857	Devon Energy Corp.	146,373
25,219	Diamondback Energy Inc.	4,478,642
1,153	Diversified Energy Co. PLC(a)	18,863
322	Empire Petroleum Corp.*	2,038
3,662	EQT Corp.	166,401
568	Evolution Petroleum Corp.	3,328
29,906	Expand Energy Corp.	2,959,498
2,150	Granite Ridge Resources Inc.	13,868
3,806	Gulfport Energy Corp.*	669,095
2,575	Helmerich & Payne Inc.	89,172
1,744	Hess Corp.	256,682
940	HF Sinclair Corp.	38,474

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
638	HighPeak Energy Inc.(a)	$9,615
12,290	Kosmos Energy Ltd.*	48,423
5,306	Landbridge Co. LLC, Class A Shares*	403,256
4,634	Magnolia Oil & Gas Corp., Class A Shares	128,547
700	Matador Resources Co.	42,007
3,883	Murphy Oil Corp.	126,081
228	Nabors Industries Ltd.*	16,742
3,695	Noble Corp. PLC	123,672
2,647	Northern Oil & Gas Inc.	115,118
1,593	Ovintiv Inc.	72,354
1,422	Par Pacific Holdings Inc.*	24,785
10,353	Patterson-UTI Energy Inc.	86,965
2,763	PBF Energy Inc., Class A Shares	87,007
206,924	Permian Resources Corp., Class A Shares	3,240,430
41	PrimeEnergy Resources Corp.*	8,243
1,419	Range Resources Corp.	50,715
466	Riley Exploration Permian Inc.	16,357
6,332	Ring Energy Inc.*	9,688
21,421	Sable Offshore Corp.*	502,965
1,203	SandRidge Energy Inc.	14,111
1,820	Seadrill Ltd.*	73,965
2,123	Sitio Royalties Corp., Class A Shares	50,315
3,065	SM Energy Co.	138,507
3,868	Talos Energy Inc.*	43,515
117	Texas Pacific Land Corp.	187,211
19,423	Transocean Ltd.*	85,461
3,503	VAALCO Energy Inc.	17,935
1,672	Valaris Ltd.*	77,230
21,800	Valero Energy Corp.	3,031,944
599	Viper Energy Inc., Class A Shares	32,412
722	Vital Energy Inc.*	23,703
620	Vitesse Energy Inc.	17,410
4,198	W&T Offshore Inc.	8,144
428	Weatherford International PLC	35,224
	Total Oil & Gas	23,161,899
Oil & Gas Services - 1.3%
4,539	Archrock Inc.	116,289
805	Aris Water Solutions Inc., Class A Shares	21,655
1,767	Atlas Energy Solutions Inc., Class A Shares	41,648
6,229	Baker Hughes Co., Class A Shares	273,765
8,759	Bristow Group Inc.*	334,769
96,883	ChampionX Corp.	2,998,529
1,196	Core Laboratories Inc.	24,339
756	DMC Global Inc.*	6,086
2,735	DNOW Inc.*	41,162
419	Drilling Tools International Corp.*	1,483
83,861	Expro Group Holdings NV*	1,164,829
416	Forum Energy Technologies Inc.*	6,344
636	Geospace Technologies Corp.*	6,831
5,478	Halliburton Co.	174,529
3,748	Helix Energy Solutions Group Inc.*	40,066
1,223	Innovex International Inc.*	19,898

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas Services - (continued)
602	Kodiak Gas Services Inc.	$24,345
4,289	Liberty Energy Inc., Class A Shares	78,918
1,322	Mammoth Energy Services Inc.*	4,601
1,108	Matrix Service Co.*	14,692
471	Natural Gas Services Group Inc.*	13,075
2,834	Newpark Resources Inc.*	23,692
2,343	NOV Inc.	37,535
2,679	Oceaneering International Inc.*	80,316
2,422	Oil States International Inc.*	13,321
471	ProFrac Holding Corp., Class A Shares*	4,272
2,790	ProPetro Holding Corp.*	23,436
530	Ranger Energy Services Inc., Class A Shares	8,745
3,100	RPC Inc.	19,964
73,700	Schlumberger NV	3,238,378
939	SEACOR Marine Holdings Inc.*	6,451
2,336	Select Water Solutions Inc., Class A Shares	34,503
23,159	Solaris Energy Infrastructure Inc., Class A Shares	570,869
62,380	TechnipFMC PLC	1,956,861
4,219	TETRA Technologies Inc.*	16,243
1,297	Tidewater Inc.*	67,081
	Total Oil & Gas Services	11,509,520
Pipelines - 0.5%
1,997	Antero Midstream Corp.	31,892
1,433	Cheniere Energy Inc.	321,006
585	DT Midstream Inc.	62,080
404	Excelerate Energy Inc., Class A Shares	12,512
16,485	Golar LNG Ltd.	649,014
12,086	Kinder Morgan Inc.	341,671
1,007	Kinetik Holdings Inc., Class A Shares	59,433
567	New Fortress Energy Inc., Class A Shares	6,050
2,886	NextDecade Corp.*	20,895
3,635	ONEOK Inc.	412,936
1,371	Targa Resources Corp.	280,095
7,579	Williams Cos., Inc.	443,523
	Total Pipelines	2,641,107
	TOTAL ENERGY	39,521,985
FINANCIAL - 20.0%
Banks - 5.7%
473	1st Source Corp.	30,693
346	ACNB Corp.	16,214
687	Alerus Financial Corp.	15,141
442	Amalgamated Financial Corp.	15,748
948	Amerant Bancorp Inc., Class A Shares	23,577
1,760	Ameris Bancorp	123,693
151	Ames National Corp.	2,565
571	Arrow Financial Corp.	18,832
4,392	Associated Banc-Corp.	117,222
2,384	Atlantic Union Bankshares Corp.	101,153
527	BancFirst Corp.	66,550
1,326	Bancorp Inc.*	77,478
250	Bank First Corp.	26,717

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
1,039	Bank of Hawaii Corp.	$82,060
686	Bank of Marin Bancorp	17,342
4,605	Bank of New York Mellon Corp.	377,011
1,221	Bank of NT Butterfield & Son Ltd.	46,313
625	Bank OZK	31,231
101	Bank7 Corp.	4,814
1,979	BankUnited Inc.	83,257
135	Bankwell Financial Group Inc.	4,475
907	Banner Corp.	67,653
574	Bar Harbor Bankshares	20,658
358	BayCom Corp.	10,378
279	BCB Bancorp Inc.	3,702
433	Blue Foundry Bancorp*	4,802
185	BOK Financial Corp.	21,991
715	Bridgewater Bancshares Inc.*	10,653
344	Burke & Herbert Financial Services Corp.	23,832
598	Business First Bancshares Inc.	17,043
790	Byline Bancorp Inc.	24,822
4,987	Cadence Bank	190,454
867	California BanCorp*	15,537
359	Camden National Corp.	16,912
178	Capital Bancorp Inc.	5,155
511	Capital City Bank Group Inc.	20,113
540	Carter Bankshares Inc.*	10,087
1,854	Cathay General Bancorp	96,427
669	Central Pacific Financial Corp.	21,354
62	Chemung Financial Corp.	3,244
298	ChoiceOne Financial Services Inc.	11,169
629	Citizens & Northern Corp.	12,882
2,760	Citizens Financial Group Inc.	132,866
160	Citizens Financial Services Inc.	11,298
11,912	City Holding Co.	1,564,284
544	Civista Bancshares Inc.	12,447
780	CNB Financial Corp.	21,770
281	Coastal Financial Corp.*	21,511
714	Colony Bankcorp Inc.	12,588
142,018	Columbia Banking System Inc.	4,403,978
798	Comerica Inc.	57,655
714	Commerce Bancshares Inc.	52,657
1,393	Community Financial System Inc.	96,437
388	Community Trust Bancorp Inc.	22,884
533	Community West Bancshares	11,683
922	ConnectOne Bancorp Inc.	25,355
1,138	CrossFirst Bankshares Inc.*	19,699
353	Cullen/Frost Bankers Inc.	49,639
771	Customers Bancorp Inc.*	43,523
3,515	CVB Financial Corp.	82,321
912	Dime Community Bancshares Inc.	32,723
745	Eagle Bancorp Inc.	21,873
839	East West Bancorp Inc.	92,022
5,139	Eastern Bankshares Inc.	95,791
421	Enterprise Bancorp Inc.	15,573

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
976	Enterprise Financial Services Corp.	$59,136
355	Equity Bancshares Inc., Class A Shares	17,036
272	Esquire Financial Holdings Inc.	21,132
528	Farmers & Merchants Bancorp Inc.	17,699
1,369	Farmers National Banc Corp.	21,425
933	FB Financial Corp.	52,668
205	Fidelity D&D Bancorp Inc.	11,008
4,243	Fifth Third Bancorp	203,919
634	Financial Institutions Inc.	17,219
4,310	First BanCorp (Puerto Rico)	89,131
1,050	First Bancorp (Southern Pines NC)	49,665
453	First Bancorp Inc.	12,942
781	First Bancshares Inc.	29,006
890	First Bank	13,163
1,384	First Busey Corp.	36,939
329	First Business Financial Services Inc.	16,489
1,475	First Citizens BancShares Inc., Class A Shares	3,385,125
2,652	First Commonwealth Financial Corp.	49,937
424	First Community Bankshares Inc.	19,576
2,501	First Financial Bancorp	73,855
3,485	First Financial Bankshares Inc.	145,255
434	First Financial Corp.	21,197
1,977	First Foundation Inc.	15,717
730	First Hawaiian Inc.	20,155
168,197	First Horizon Corp.	3,554,003
355	First Internet Bancorp	14,885
87,381	First Interstate BancSystem Inc., Class A Shares	3,055,714
1,541	First Merchants Corp.	67,419
582	First Mid Bancshares Inc.	24,450
761	First of Long Island Corp.	11,012
404	Five Star Bancorp	13,312
2,101	FNB Corp.	36,032
4,839	Fulton Financial Corp.	104,426
295	FVCBankcorp Inc.*	4,242
736	German American Bancorp Inc.	33,105
3,099	Glacier Bancorp Inc.	179,401
332	Great Southern Bancorp Inc.	21,271
283	Guaranty Bancshares Inc.	10,420
2,323	Hancock Whitney Corp.	137,940
752	Hanmi Financial Corp.	19,890
917	HarborOne Bancorp Inc.	11,811
545	HBT Financial Inc.	13,053
1,124	Heartland Financial USA Inc.	75,949
1,995	Heritage Commerce Corp.	21,187
866	Heritage Financial Corp.	22,906
1,215	Hilltop Holdings Inc.	38,455
5,052	Home BancShares Inc.	160,452
435	HomeStreet Inc.*	5,168
3,024	Hope Bancorp Inc.	41,187
1,084	Horizon Bancorp Inc.	19,826
8,841	Huntington Bancshares Inc.	159,226
25,460	Independent Bank Corp. (Massachusetts)	1,843,049

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
496	Independent Bank Corp. (Michingan)	$18,664
957	Independent Bank Group Inc.	64,042
1,441	International Bancshares Corp.	105,380
441	Investar Holding Corp.	10,505
444	John Marshall Bancorp Inc.	10,057
2,170	Kearny Financial Corp.	17,186
125,543	KeyCorp	2,445,578
652	Lakeland Financial Corp.	47,896
242	LCNB Corp.	4,245
1,071	LINKBANCORP Inc.	8,140
903	Live Oak Bancshares Inc.	42,802
1,038	M&T Bank Corp.	228,350
394	Mercantile Bank Corp.	19,720
573	Merchants Bancorp	23,653
690	Metrocity Bankshares Inc.	23,695
259	Metropolitan Bank Holding Corp.*	16,819
564	Mid Penn Bancorp Inc.	18,076
144	Middlefield Banc Corp.	4,461
691	Midland States Bancorp Inc.	18,553
558	MidWestOne Financial Group Inc.	18,386
408	MVB Financial Corp.	8,805
49,619	National Bank Holdings Corp., Class A Shares	2,368,811
102	National Bankshares Inc.	3,274
979	NB Bancorp Inc.*	19,717
1,214	NBT Bancorp Inc.	60,846
346	Nicolet Bankshares Inc.	38,544
161	Northeast Bank	15,850
521	Northeast Community Bancorp Inc.	15,708
1,219	Northern Trust Corp.	135,504
220	Northrim BanCorp Inc.	18,715
135	Norwood Financial Corp.	4,172
19,845	NU Holdings Ltd., Class A Shares*	248,658
124	Oak Valley Bancorp	3,864
1,210	OFG Bancorp	54,958
153,352	Old National Bancorp	3,551,632
1,093	Old Second Bancorp Inc.	20,330
218	Orange County Bancorp Inc.	13,002
749	Origin Bancorp Inc.	25,736
458	Orrstown Financial Services Inc.	18,091
382	Park National Corp.	72,718
193	Parke Bancorp Inc.	4,557
10,909	Pathward Financial Inc.	915,047
202	PCB Bancorp	4,341
408	Peapack-Gladstone Financial Corp.	14,745
890	Peoples Bancorp Inc.	31,221
221	Peoples Bancorp of North Carolina Inc.	7,074
367	Peoples Financial Services Corp.	20,255
31,567	Pinnacle Financial Partners Inc.	4,012,481
309	Pioneer Bancorp Inc.*	3,640
188	Plumas Bancorp	9,419
359	Ponce Financial Group Inc.*	4,642
425	Popular Inc.	42,228

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
319	Preferred Bank	$30,091
899	Premier Financial Corp.	24,911
719	Primis Financial Corp.	8,988
116	Princeton Bancorp Inc.	4,300
535	Prosperity Bancshares Inc.	44,796
729	Provident Bancorp Inc.*	8,507
426	QCR Holdings Inc.	39,239
653	RBB Bancorp	15,581
168	Red River Bancshares Inc.	10,088
5,624	Regions Financial Corp.	153,310
1,625	Renasant Corp.	61,133
203	Republic Bancorp Inc., Class A Shares	15,484
994	S&T Bancorp Inc.	42,533
1,147	Sandy Spring Bancorp Inc.	43,219
2,234	Seacoast Banking Corp. of Florida	66,931
1,357	ServisFirst Bancshares Inc.	129,973
1,168	Shore Bancshares Inc.	19,214
536	Sierra Bancorp	16,868
3,300	Simmons First National Corp., Class A Shares	80,718
387	SmartFinancial Inc.	14,033
483	South Plains Financial Inc.	18,784
274	Southern First Bancshares Inc.*	12,245
363	Southern States Bancshares Inc.	13,511
734	Southside Bancshares Inc.	25,778
2,079	SouthState Corp.	230,125
1,890	State Street Corp.	186,184
1,278	Stellar Bancorp Inc.	39,631
534	Sterling Bancorp Inc.*	2,595
671	Stock Yards Bancorp Inc.	51,077
860	Synovus Financial Corp.	49,080
1,237	Texas Capital Bancshares Inc.*	109,413
476	Third Coast Bancshares Inc.*	16,898
407	Tompkins Financial Corp.	31,058
1,860	Towne Bank	68,132
833	TriCo Bancshares	40,267
582	Triumph Financial Inc.*	62,326
459	TrustCo Bank Corp. NY	17,093
1,607	Trustmark Corp.	62,850
1,202	UMB Financial Corp.	150,839
3,543	United Bankshares Inc.	149,763
3,189	United Community Banks Inc.	107,820
312	Unity Bancorp Inc.	14,165
53,295	Univest Financial Corp.	1,692,649
262	USCB Financial Holdings Inc.	5,366
258,869	Valley National Bancorp	2,754,366
1,369	Veritex Holdings Inc.	41,631
106	Virginia National Bankshares Corp.	4,327
857	Walker & Dunlop Inc.	94,424
417	Washington Trust Bancorp Inc.	15,487
1,028	Webster Financial Corp.	63,510
1,514	WesBanco Inc.	53,505
673	West BanCorp Inc.	16,065

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
22,796	Westamerica BanCorp	$1,304,615
22,644	Western Alliance Bancorp	2,119,705
36,262	Wintrust Financial Corp.	5,004,519
867	Zions Bancorp N.A.	52,471
	Total Banks	53,317,700
Diversified Financial Services - 4.0%
187	Affiliated Managers Group Inc.	35,070
613	Air Lease Corp., Class A Shares	31,202
1,657	Ally Financial Inc.	66,247
1,542	AlTi Global Inc.*	7,324
624	Ameriprise Financial Inc.	358,157
1,124	Ares Management Corp., Class A Shares	198,645
1,674	Artisan Partners Asset Management Inc., Class A Shares	81,674
189	Atlanticus Holdings Corp.*	11,011
761	B Riley Financial Inc.(a)	4,456
9,714	BGC Group Inc., Class A Shares	94,614
111,540	Blue Owl Capital Inc., Class A Shares	2,646,844
1,318	Bread Financial Holdings Inc.	77,538
694	Brightsphere Investment Group Inc.	21,639
643	Brookfield Business Corp., Class A Shares	17,740
5,321	Burford Capital Ltd.	72,525
16,700	Capital One Financial Corp.	3,206,567
11,046	Cboe Global Markets Inc.	2,384,279
730	Cohen & Steers Inc.	76,402
1,231	Coinbase Global Inc., Class A Shares*	364,622
986	Columbia Financial Inc.*	17,975
487	Consumer Portfolio Services Inc.*	5,045
51	Credit Acceptance Corp.*	25,383
334	Dave Inc.*	32,959
104	Diamond Hill Investment Group Inc.	17,196
1,560	Discover Financial Services	284,591
750	Enact Holdings Inc.	26,407
603	Encore Capital Group Inc.*	29,659
674	Enova International Inc.*	71,114
10,389	Evercore Inc., Class A Shares	3,198,773
240	Federal Agricultural Mortgage Corp., Class C Shares	51,233
141	First Western Financial Inc.*	3,132
2,012	Forge Global Holdings Inc.*	2,193
1,694	Franklin Resources Inc.	38,555
41,820	FTAI Aviation Ltd.	7,060,052
1,631	GCM Grosvenor Inc., Class A Shares	20,241
1,044	Hamilton Lane Inc., Class A Shares	200,866
316	Houlihan Lokey Inc., Class A Shares	59,752
644	Interactive Brokers Group Inc., Class A Shares	123,062
1,162	International Money Express Inc.*	24,483
2,178	Invesco Ltd.	39,400
765	Janus Henderson Group PLC	34,639
1,057	Jefferies Financial Group Inc.	83,651
650	Lazard Inc., Class A Shares	37,745
71,247	LendingClub Corp.*	1,185,550
311	LendingTree Inc.*	13,749
456	LPL Financial Holdings Inc.	148,268

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
915	Medallion Financial Corp.	$8,619
1,893	Moelis & Co., Class A Shares	145,723
1,736	Mr Cooper Group Inc.*	171,291
2,560	Nasdaq Inc.	212,454
2,039	Navient Corp.	31,768
372	Nelnet Inc., Class A Shares	40,518
1,244	NerdWallet Inc., Class A Shares*	17,416
669	OneMain Holdings Inc., Class A Shares	38,367
113	Onity Group Inc.*	3,488
1,095	OppFi Inc.	8,935
4,929	Pagseguro Digital Ltd., Class A Shares*	36,179
888	Paysign Inc.*	3,010
710	PennyMac Financial Services Inc.	76,062
27,953	Perella Weinberg Partners, Class A Shares	717,554
476	Piper Sandler Cos	163,263
629	PJT Partners Inc., Class A Shares	105,269
979	PRA Group Inc.*	20,755
4,063	Radian Group Inc.	145,415
15,575	Raymond James Financial Inc.	2,636,536
287	Regional Management Corp.	8,762
1,070	Rocket Cos., Inc., Class A Shares*	15,547
599	SEI Investments Co.	49,495
167	Silvercrest Asset Management Group Inc., Class A Shares	3,063
1,271	SLM Corp.	34,800
6,402	SoFi Technologies Inc.*	105,057
1,660	StepStone Group Inc., Class A Shares	109,377
600	Stifel Financial Corp.	69,480
726	StoneX Group Inc.*	75,330
222	SWK Holdings Corp.*	3,532
2,471	Synchrony Financial	166,842
1,344	T Rowe Price Group Inc.	166,441
499	TPG Inc., Class A Shares	34,910
28,930	Tradeweb Markets Inc., Class A Shares	3,920,015
2,115	Upstart Holdings Inc.*(a)	166,641
534	UWM Holdings Corp.	3,476
211	Velocity Financial Inc.*	4,317
1,090	Victory Capital Holdings Inc., Class A Shares	75,733
579	Virtu Financial Inc., Class A Shares	21,602
176	Virtus Investment Partners Inc.	43,467
32,184	Voya Financial Inc.	2,671,272
2,487	Western Union Co.	27,382
3,641	WisdomTree Inc.	43,510
102	World Acceptance Corp.*	12,334
2,442	XP Inc., Class A Shares	33,065
	Total Diversified Financial Services	35,040,301
Equity Real Estate Investment Trusts (REITs) - 3.7%
2,735	Acadia Realty Trust	70,700
301	Advanced Flower Capital Inc.	2,929
1,275	AG Mortgage Investment Trust Inc.	8,708
4,413	AGNC Investment Corp.	42,630
43,391	Agree Realty Corp.	3,332,429
1,894	Alexander & Baldwin Inc.	37,274

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
81	Alexander's Inc.	$18,112
1,059	Alexandria Real Estate Equities Inc.	116,734
238	Alpine Income Property Trust Inc.	4,258
1,245	American Assets Trust Inc.	35,408
2,176	American Healthcare REIT Inc.	64,867
73,348	American Homes 4 Rent, Class A Shares	2,808,495
1,702	Americold Realty Trust Inc.	40,610
290	Angel Oak Mortgage REIT Inc.	2,845
3,020	Annaly Capital Management Inc.	60,189
3,683	Apartment Investment & Management Co., Class A Shares*	32,558
3,700	Apollo Commercial Real Estate Finance Inc.	34,225
6,078	Apple Hospitality REIT Inc.	97,917
4,891	Arbor Realty Trust Inc.(a)	71,751
1,981	Ares Commercial Real Estate Corp.	14,303
1,665	Armada Hoffler Properties Inc.	18,398
1,252	ARMOUR Residential REIT Inc.	23,688
881	AvalonBay Communities Inc.	207,343
4,624	Blackstone Mortgage Trust Inc., Class A Shares(a)	88,873
1,207	Braemar Hotels & Resorts Inc.	4,345
4,307	Brandywine Realty Trust	24,119
3,263	BrightSpire Capital Inc., Class A Shares	20,687
1,800	Brixmor Property Group Inc.	54,126
5,028	Broadstone Net Lease Inc., Class A Shares	88,040
219	BRT Apartments Corp.	4,393
954	BXP Inc.	78,218
628	Camden Property Trust	79,002
4,240	CareTrust REIT Inc.	126,310
809	CBL & Associates Properties Inc.	24,998
393	Centerspace	28,492
1,602	Chatham Lodging Trust	14,754
78,208	Chimera Investment Corp.	1,160,607
884	City Office REIT Inc.	5,127
3,235	Claros Mortgage Trust Inc.	21,966
963	Community Healthcare Trust Inc.	18,201
78,601	COPT Defense Properties	2,589,903
890	Cousins Properties Inc.	28,249
2,700	Crown Castle Inc.	286,875
846	CTO Realty Growth Inc.	17,267
1,354	CubeSmart	67,104
2,509	Curbline Properties Corp.*	60,868
5,531	DiamondRock Hospitality Co.	51,328
2,013	Digital Realty Trust Inc.	393,924
6,962	Diversified Healthcare Trust	18,101
4,293	Douglas Emmett Inc.	83,112
1,897	Dynex Capital Inc.	23,807
2,523	Easterly Government Properties Inc., Class A Shares	31,083
15,691	EastGroup Properties Inc.	2,702,147
2,686	Ellington Financial Inc.	33,199
2,299	Elme Communities	38,945
3,495	Empire State Realty Trust Inc., Class A Shares	38,305
431	EPR Properties	19,554
1,120	Equity LifeStyle Properties Inc.	79,890

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
2,317	Equity Residential	$177,621
4,707	Essential Properties Realty Trust Inc.	160,509
390	Essex Property Trust Inc.	121,079
14,000	Extra Space Storage Inc.	2,393,440
1,670	Farmland Partners Inc.	21,226
497	Federal Realty Investment Trust	57,975
790	First Industrial Realty Trust Inc.	42,225
2,433	Four Corners Property Trust Inc.	72,284
2,113	Franklin BSP Realty Trust Inc.	27,638
4,565	Franklin Street Properties Corp.	8,719
1,583	Gaming & Leisure Properties Inc.	81,699
1,294	Getty Realty Corp.	42,547
1,339	Gladstone Commercial Corp.	23,580
1,266	Gladstone Land Corp.	15,205
2,246	Global Medical REIT Inc.	19,967
5,254	Global Net Lease Inc.	38,932
931	Granite Point Mortgage Trust Inc.	3,305
2,268	Healthcare Realty Trust Inc., Class A Shares	41,550
29,759	Healthpeak Properties Inc.	654,400
602	Highwoods Properties Inc.	19,541
4,229	Host Hotels & Resorts Inc.	77,898
4,912	Hudson Pacific Properties Inc.	18,911
6,048	Independence Realty Trust Inc.	132,088
2,792	Industrial Logistics Properties Trust	10,805
752	Innovative Industrial Properties Inc., Class A Shares	81,983
1,797	InvenTrust Properties Corp.	55,653
1,624	Invesco Mortgage Capital Inc.	13,560
3,741	Invitation Homes Inc.	128,129
1,790	Iron Mountain Inc.	221,369
2,178	JBG SMITH Properties	37,222
687	Kilroy Realty Corp.	28,531
4,015	Kimco Realty Corp.	102,664
5,826	Kite Realty Group Trust	160,623
1,468	KKR Real Estate Finance Trust Inc.	17,073
2,949	Ladder Capital Corp., Class A Shares	34,975
528	Lamar Advertising Co., Class A Shares	70,763
362	Lineage Inc.	22,958
1,126	LTC Properties Inc.	43,452
7,721	LXP Industrial Trust	72,191
5,792	Macerich Co.	122,848
3,362	Medical Properties Trust Inc.(a)	14,759
2,656	MFA Financial Inc.	29,508
21,309	Mid-America Apartment Communities Inc.	3,498,085
1,115	National Health Investors Inc.	85,465
54,290	National Storage Affiliates Trust	2,448,479
354	NET Lease Office Properties	11,590
2,014	NETSTREIT Corp.	32,647
3,310	New York Mortgage Trust Inc.	20,323

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
196	Nexpoint Real Estate Finance Inc.	$3,483
580	NexPoint Residential Trust Inc.	27,301
1,088	NNN REIT Inc.	47,850
1,493	Omega Healthcare Investors Inc.	60,631
626	One Liberty Properties Inc.	18,824
1,749	Orchid Island Capital Inc.	13,625
1,037	Orion Office REIT Inc.	4,387
4,701	Paramount Group Inc.	22,847
1,181	Park Hotels & Resorts Inc.	18,365
1,337	Peakstone Realty Trust	18,357
3,115	Pebblebrook Hotel Trust	43,143
2,247	PennyMac Mortgage Investment Trust	30,537
3,288	Phillips Edison & Co., Inc.	129,876
3,200	Piedmont Office Realty Trust Inc., Class A Shares	30,464
1,288	Plymouth Industrial REIT Inc.	24,137
814	Postal Realty Trust Inc., Class A Shares	11,534
2,117	PotlatchDeltic Corp.	94,926
868	Rayonier Inc.	27,663
4,168	Ready Capital Corp.	30,718
5,435	Realty Income Corp.	314,632
3,370	Redwood Trust Inc.	24,129
1,117	Regency Centers Corp.	84,434
3,265	Retail Opportunity Investments Corp.	56,811
1,301	Rexford Industrial Realty Inc.	54,746
3,036	Rithm Capital Corp.	34,155
3,966	RLJ Lodging Trust	40,493
1,610	Ryman Hospitality Properties Inc.	188,756
6,194	Sabra Health Care REIT Inc.	116,014
1,335	Safehold Inc.	28,516
315	Saul Centers Inc.	12,950
658	SBA Communications Corp., Class A Shares	148,873
5,821	Service Properties Trust	16,182
590	Seven Hills Realty Trust	7,859
2,016	Simon Property Group Inc.	370,138
1,636	SITE Centers Corp.	25,391
1,919	SL Green Realty Corp.	150,047
71,252	STAG Industrial Inc.	2,621,361
117,410	Starwood Property Trust Inc.	2,391,642
354	Strawberry Fields REIT Inc.	4,482
2,608	Summit Hotel Properties Inc.	17,161
752	Sun Communities Inc.	95,000
100	Sunrise Realty Trust Inc.	1,553
5,367	Sunstone Hotel Investors Inc.	57,695
2,841	Tanger Inc.	105,032
2,563	Terreno Realty Corp.	155,395
1,453	TPG RE Finance Trust Inc.	13,266
2,688	Two Harbors Investment Corp.	31,584
1,997	UDR Inc.	91,582
1,679	UMH Properties Inc.	32,237
6,195	Uniti Group Inc.	36,612
433	Universal Health Realty Income Trust	18,268
3,250	Urban Edge Properties	74,783

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
2,473	Ventas Inc.	$158,445
2,039	Veris Residential Inc.	37,212
6,478	VICI Properties Inc., Class A Shares	211,248
1,050	Vornado Realty Trust	45,203
4,464	Weyerhaeuser Co.	144,009
1,220	Whitestone REIT, Class B Shares	17,958
1,315	WP Carey Inc.	75,034
2,660	Xenia Hotels & Resorts Inc.	40,911
	Total Equity Real Estate Investment Trusts (REITs)	35,980,751
Insurance - 4.5%
3,476	Aflac Inc.	396,264
17,638	Allstate Corp.	3,657,945
1,604	Ambac Financial Group Inc.*	20,595
1,016	American Coastal Insurance Corp.*	13,950
433	American Financial Group Inc.	63,590
489	AMERISAFE Inc.	28,861
2,259	Arch Capital Group Ltd.	227,526
1,344	Arthur J Gallagher & Co.	419,651
314	Assurant Inc.	71,309
384	Assured Guaranty Ltd.	35,820
462	Axis Capital Holdings Ltd.	42,984
1,753	Baldwin Insurance Group Inc., Class A Shares*	85,827
14,268	Bowhead Specialty Holdings Inc.*	525,633
352	Brighthouse Financial Inc.*	18,399
1,464	Brown & Brown Inc.	165,578
937	Cincinnati Financial Corp.	149,761
113	CNA Financial Corp.	5,700
2,811	CNO Financial Group Inc.	112,159
1,736	Corebridge Financial Inc.	56,194
327	Crawford & Co., Class A Shares	3,875
672	Donegal Group Inc., Class A Shares	11,182
640	Employers Holdings Inc.	34,150
339	Enstar Group Ltd.*	110,073
1,990	Equitable Holdings Inc.	95,978
2,803	Essent Group Ltd.	161,957
262	Everest Group Ltd.	101,541
468	F&G Annuities & Life Inc.	22,618
1,681	Fidelis Insurance Holdings Ltd.	34,511
1,582	Fidelity National Financial Inc.	100,283
30,637	First American Financial Corp.	2,149,186
11,447	Genworth Financial Inc., Class A Shares*	89,287
536	Globe Life Inc.	59,625
298	GoHealth Inc., Class A Shares*	3,817
596	Goosehead Insurance Inc., Class A Shares*	75,168
1,018	Greenlight Capital Re Ltd., Class A Shares*	15,199
990	Hamilton Insurance Group Ltd., Class B Shares*	18,889
20,135	Hanover Insurance Group Inc.	3,322,476
20,617	Hartford Financial Services Group Inc.	2,542,282
10,466	HCI Group Inc.	1,275,491
814	Heritage Insurance Holdings Inc.*	10,118
470	Hippo Holdings Inc.*	15,529
1,075	Horace Mann Educators Corp.	45,010

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
60	Investors Title Co.	$17,191
2,087	Jackson Financial Inc., Class A Shares	209,097
1,462	James River Group Holdings Ltd.	6,857
28,961	Kemper Corp.	2,070,422
301	Kingsway Financial Services Inc.*	2,658
2,718	Kinsale Capital Group Inc.	1,381,940
1,402	Lemonade Inc.*	72,638
1,011	Lincoln National Corp.	35,931
1,090	Loews Corp.	94,536
1,596	Maiden Holdings Ltd.*	2,601
79	Markel Group Inc.*	140,851
900	MBIA Inc.*	6,201
15,575	Mercury General Corp.	1,229,802
92,044	MGIC Investment Corp.	2,417,075
211	NI Holdings Inc.*	3,406
41,880	NMI Holdings Inc., Class A Shares*	1,674,781
1,497	Old Republic International Corp.	58,338
12,995	Palomar Holdings Inc.*	1,407,359
209	Primerica Inc.	63,275
1,404	Principal Financial Group Inc.	122,274
1,283	ProAssurance Corp.*	21,452
2,242	Prudential Financial Inc.	290,137
400	Reinsurance Group of America Inc.	91,360
312	RenaissanceRe Holdings Ltd.	89,279
247	RLI Corp.	43,447
235	Root Inc., Class A Shares*	23,455
34,708	Ryan Specialty Holdings Inc., Class A Shares	2,616,983
379	Safety Insurance Group Inc.	32,533
1,632	Selective Insurance Group Inc.	166,611
5,266	Selectquote Inc.*	15,745
2,562	SiriusPoint Ltd.*	39,506
21,971	Skyward Specialty Insurance Group Inc.*	1,188,851
712	Stewart Information Services Corp.	53,464
911	Tiptree Inc.	20,762
866	Trupanion Inc.*	46,166
15,731	TWFG Inc., Class A Shares*	555,462
789	United Fire Group Inc.	24,143
908	Universal Insurance Holdings Inc.	20,548
1,120	Unum Group	86,128
15	White Mountains Insurance Group Ltd.	30,150
10,228	Willis Towers Watson PLC	3,293,416
1,793	WR Berkley Corp.	115,738
	Total Insurance	36,278,560
Investment Companies - 1.3%
4,664	Bit Digital Inc.*	21,501
1,453	Cannae Holdings Inc.	31,530
62,528	Cipher Mining Inc.*	418,938
6,312	Cleanspark Inc.*	90,577
346,951	Core Scientific Inc.*	6,203,484
3,332	FTAI Infrastructure Inc.	28,822
3,004	HA Sustainable Infrastructure Capital Inc., REIT	94,205
2,263	Hut 8 Corp.*	63,409

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Investment Companies - (continued)
59,341	MARA Holdings Inc.*	$1,627,130
919	NewtekOne Inc.	13,326
7,571	Riot Platforms Inc.*	95,773
285,317	Terawulf Inc.*(a)	2,251,151
	Total Investment Companies	10,939,846
Private Equity - 0.1%
1,326	Carlyle Group Inc.	70,583
708	Chicago Atlantic Real Estate Finance Inc., REIT	11,406
35,241	P10 Inc., Class A Shares	496,898
1,947	Patria Investments Ltd., Class A Shares	23,286
	Total Private Equity	602,173
Real Estate - 0.7%
3,935	Anywhere Real Estate Inc.*	19,282
1,901	CBRE Group Inc., Class A Shares*	266,121
10,054	Compass Inc., Class A Shares*	71,283
2,544	CoStar Group Inc.*	206,929
6,096	Cushman & Wakefield PLC*	93,269
2,112	eXp World Holdings Inc.	29,251
502	FRP Holdings Inc.*	16,004
173	Howard Hughes Holdings Inc.*	15,006
287	Jones Lang LaSalle Inc.*	80,532
2,946	Kennedy-Wilson Holdings Inc.	34,115
475	Legacy Housing Corp.*	12,431
598	Marcus & Millichap Inc.	24,883
190	Maui Land & Pineapple Co., Inc.*	4,607
648	McGrath RentCorp	78,959
250,687	Newmark Group Inc., Class A Shares	3,880,635
638	RE/MAX Holdings Inc., Class A Shares*	8,396
2,345	Real Brokerage Inc.*	12,335
32,761	Redfin Corp.*	310,902
595	RMR Group Inc., Class A Shares	13,209
70	Seaport Entertainment Group Inc.*	2,370
593	Sky Harbour Group Corp., Class A Shares*	6,689
949	St Joe Co.	48,475
227	Star Holdings*	2,554
128	Stratus Properties Inc.*	3,296
	Total Real Estate	5,241,533
Savings & Loans - 0.0%
1,459	Axos Financial Inc.*	120,878
3,671	Banc of California Inc.	63,251
1,110	Berkshire Hills Bancorp Inc.	33,833
2,262	Brookline Bancorp Inc.	28,479
3,137	Capitol Federal Financial Inc.	20,955
153	ESSA Bancorp Inc.	3,163
332	First Financial Northwest Inc.	7,503
6,727	Flagstar Financial Inc.	80,522
1,084	Flushing Financial Corp.	19,230
236	FS Bancorp Inc.	11,257
248	Greene County Bancorp Inc.	7,544
65	Hingham Institution For Savings The	18,412
297	Home Bancorp Inc.	15,067

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Savings & Loans - (continued)
566	HomeTrust Bancshares Inc.	$20,993
1,524	Northfield Bancorp Inc.	20,391
3,343	Northwest Bancshares Inc.	49,075
1,479	OceanFirst Financial Corp.	30,586
2,539	Pacific Premier Bancorp Inc.	72,108
3,333	Provident Financial Services Inc.	70,393
233	Southern Missouri Bancorp Inc.	15,296
210	TFS Financial Corp.	2,969
328	Timberland Bancorp Inc.	10,624
1,767	WaFd Inc.	64,637
338	Waterstone Financial Inc.	5,100
1,572	WSFS Financial Corp.	94,351
	Total Savings & Loans	886,617
	TOTAL FINANCIAL	178,287,481
GOVERNMENT - 0.0%
Multi-National - 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	23,713

INDUSTRIAL - 19.9%
Aerospace/Defense - 2.4%
909	AAR Corp.*	63,194
3,371	AeroVironment Inc.*	655,659
1,374	AerSale Corp.*	8,656
6,350	Archer Aviation Inc., Class A Shares*(a)	60,769
921	Astronics Corp.*	14,874
1,227	Barnes Group Inc.	57,473
11,231	Curtiss-Wright Corp.	4,196,239
343	Ducommun Inc.*	22,981
414	Eve Holding Inc.*	1,735
10,990	HEICO Corp.	3,004,336
495	HEICO Corp., Class A Shares	104,509
74,783	Hexcel Corp.	4,740,494
15,346	Howmet Aerospace Inc.	1,816,659
746	Intuitive Machines Inc.*	12,197
10,931	Joby Aviation Inc.*(a)	97,832
48,428	Kratos Defense & Security Solutions Inc.*	1,311,915
1,181	L3Harris Technologies Inc.	290,821
83,815	Leonardo DRS Inc.*	2,914,248
115	Loar Holdings Inc.*	10,589
1,440	Mercury Systems Inc.*	59,227
773	Moog Inc., Class A Shares	171,042
197	National Presto Industries Inc.	15,705
1,059	Redwire Corp.*	14,784
9,534	Rocket Lab USA Inc.*	260,088
855	Spirit AeroSystems Holdings Inc., Class A Shares*	27,668
2,286	Triumph Group Inc.*	44,006
605	Virgin Galactic Holdings Inc.*	4,417
590	VirTra Inc.*	4,620
	Total Aerospace/Defense	19,986,737
Building Materials - 3.0%
13,755	AAON Inc.	1,875,357
406	American Woodmark Corp.*	36,857

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
573	Apogee Enterprises Inc.	$48,252
258	Armstrong World Industries Inc.	41,236
18,309	Aspen Aerogels Inc.*	270,973
21,650	AZEK Co., Inc., Class A Shares*	1,150,048
1,062	Boise Cascade Co.	156,751
8,505	Builders FirstSource Inc.*	1,585,927
1,069	Caesarstone Ltd.*	4,693
6,947	Eagle Materials Inc.	2,146,067
745	Fortune Brands Innovations Inc.	58,334
11,085	Gauzy Ltd.*(a)	90,010
807	Gibraltar Industries Inc.*	58,459
996	Griffon Corp.	83,963
1,171	Hayward Holdings Inc.*	18,923
2,225	JELD-WEN Holding Inc.*	24,230
23,000	Johnson Controls International PLC	1,928,780
13,450	Knife River Corp.*	1,392,075
3,898	Lennox International Inc.	2,600,473
384	Louisiana-Pacific Corp.	45,389
1,068	LSI Industries Inc.	21,830
384	Martin Marietta Materials Inc.	230,400
1,344	Masco Corp.	108,273
3,352	Masterbrand Inc.*	57,990
1,167	MDU Resources Group Inc.	23,387
48,130	Modine Manufacturing Co.*	6,535,573
314	Mohawk Industries Inc.*	43,593
8,226	Owens Corning	1,691,430
254	Simpson Manufacturing Co., Inc.	47,854
6,204	SmartRent Inc., Class A Shares*	10,981
219	Smith-Midland Corp.*	10,753
1,232	SPX Technologies Inc.*	217,374
3,250	Summit Materials Inc., Class A Shares*	165,555
587	Tecnoglass Inc.	47,576
650	Trex Co., Inc.*	48,770
1,655	UFP Industries Inc.	224,915
11,728	Vulcan Materials Co.	3,379,189
	Total Building Materials	26,482,240
Electrical Components & Equipment - 0.8%
3,796	Acuity Brands Inc.	1,217,339
39,813	American Superconductor Corp.*	1,356,031
1,440	AMETEK Inc.	279,907
10,566	Belden Inc.	1,293,278
14,988	ChargePoint Holdings Inc.*(a)	18,285
1,903	Energizer Holdings Inc.	72,523
1,069	EnerSys	103,330
356	Generac Holdings Inc.*	66,999
426	Graham Corp.*	19,093
681	Insteel Industries Inc.	20,076
145	Littelfuse Inc.	35,767
1,642	nLight Inc.*	17,832
963	Novanta Inc.*	160,802
1,673	Powell Industries Inc.	447,327
517	Ultralife Corp.*	3,965

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electrical Components & Equipment - (continued)
281	Universal Display Corp.	$46,230
	Total Electrical Components & Equipment	5,158,784
Electronics - 1.6%
1,000	Advanced Energy Industries Inc.	115,040
531	Allegion PLC	74,786
490	Allient Inc.	12,725
27,427	Applied Optoelectronics Inc.*	1,130,541
316	Arrow Electronics Inc.*	37,971
978	Atkore Inc.	92,235
18,725	Atmus Filtration Technologies Inc.	810,605
529	Avnet Inc.	28,942
789	Badger Meter Inc.	171,071
84	Bel Fuse Inc., Class A Shares	8,119
261	Bel Fuse Inc., Class B Shares	20,927
934	Benchmark Electronics Inc.	45,290
44,235	Coherent Corp.*	4,430,578
786	CTS Corp.	43,159
30,515	Enovix Corp.*(a)	282,264
690	ESCO Technologies Inc.	102,403
4,343	Evolv Technologies Holdings Inc.*	17,589
727	FARO Technologies Inc.*	19,084
2,157	Fortive Corp.	171,115
962	Garmin Ltd.	204,521
2,389	GoPro Inc., Class A Shares*	2,938
5,528	Hubbell Inc., Class B Shares	2,543,378
1,231	Itron Inc.*	145,910
672	Jabil Inc.	91,278
1,083	Keysight Technologies Inc.*	185,020
887	Kimball Electronics Inc.*	17,394
2,273	Knowles Corp.*	44,233
189	Mesa Laboratories Inc.	22,139
132	Mettler-Toledo International Inc.*	165,158
6,353	MicroVision Inc.*	5,718
5,316	Mirion Technologies Inc., Class A Shares*	89,681
916	Napco Security Technologies Inc.	35,935
3,870	NEXTracker Inc., Class A Shares*	147,679
182	NVE Corp.	14,065
35,803	nVent Electric PLC	2,803,733
428	OSI Systems Inc.*	75,927
727	Plexus Corp.*	119,519
1,434	Sanmina Corp.*	113,874
883	Sensata Technologies Holding PLC	28,380
7,257	Standard BioTools Inc.*	13,353
997	Stoneridge Inc.*	6,839
16,954	TD SYNNEX Corp.	2,017,356
1,483	Trimble Inc.*	108,215
2,671	TTM Technologies Inc.*	65,119
653	Turtle Beach Corp.*	11,303
586	Vicor Corp.*	31,181
3,337	Vishay Intertechnology Inc.	63,737
917	Vontier Corp.	36,001

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electronics - (continued)
363	Woodward Inc.	$65,456
	Total Electronics	16,889,484
Engineering & Construction - 1.4%
502	908 Devices Inc.*	1,375
826	AECOM	96,617
1,299	Arcosa Inc.	141,123
408	Bowman Consulting Group Ltd.*	11,175
553	Centuri Holdings Inc.*	10,955
6,746	Comfort Systems USA Inc.	3,327,599
473	Concrete Pumping Holdings Inc.*	3,273
14,903	Construction Partners Inc., Class A Shares*	1,514,294
761	Dycom Industries Inc.*	137,863
6,631	EMCOR Group Inc.	3,382,606
409	Everus Construction Group Inc.*	26,037
1,354	Exponent Inc.	133,653
4,663	Fluor Corp.*	261,734
2,097	Frontdoor Inc.*	122,884
1,176	Granite Construction Inc.	116,859
1,661	Great Lakes Dredge & Dock Corp.*	20,978
216	IES Holdings Inc.*	66,929
761	Jacobs Solutions Inc.	107,476
1,034	Latham Group Inc.*	6,855
258	Limbach Holdings Inc.*	25,668
376	MasTec Inc.*	54,167
904	Mistras Group Inc.*	8,416
433	MYR Group Inc.*	68,371
1,484	NV5 Global Inc.*	32,292
1,271	Orion Group Holdings Inc.*	11,083
8,932	Primoris Services Corp.	747,698
7,591	Sterling Infrastructure Inc.*	1,476,070
192	TopBuild Corp.*	75,003
1,117	Tutor Perini Corp.*	30,360
	Total Engineering & Construction	12,019,413
Environmental Control - 1.2%
3,476	374Water Inc.*	3,420
1,171	Arq Inc.*	9,028
1,679	Casella Waste Systems Inc., Class A Shares*	190,080
24,842	CECO Environmental Corp.*	796,186
26,093	Clean Harbors Inc.*	6,786,528
1,458	Energy Recovery Inc.*	22,686
120,933	Enviri Corp.*	894,904
5,056	LanzaTech Global Inc.*	6,269
807	Montrose Environmental Group Inc.*	15,188
1,007	Pentair PLC	109,753
624	Perma-Fix Environmental Services Inc.*	8,911
711	Pure Cycle Corp.*	10,338
3,229	PureCycle Technologies Inc.*(a)	42,930
818	Quest Resource Holding Corp.*	5,980
45,833	Tetra Tech Inc.	1,902,528
1,514	Veralto Corp.	163,800
	Total Environmental Control	10,968,529

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Hand/Machine Tools - 0.9%
20,917	Cadre Holdings Inc.	$698,419
40,416	Enerpac Tool Group Corp., Class A Shares	1,950,476
1,212	Franklin Electric Co., Inc.	131,260
2,089	Kennametal Inc.	59,954
334	Lincoln Electric Holdings Inc.	72,972
1,054	Luxfer Holdings PLC, ADR	15,135
220	MSA Safety Inc.	38,238
29,588	Regal Rexnord Corp.	5,110,143
316	Snap-on Inc.	116,822
935	Stanley Black & Decker Inc.	83,636
	Total Hand/Machine Tools	8,277,055
Machinery-Construction & Mining - 0.6%
325	Argan Inc.	50,681
572	Astec Industries Inc.	22,085
5,407	Bloom Energy Corp., Class A Shares*(a)	148,422
25,708	BWX Technologies Inc.	3,363,892
288	Hyster-Yale Inc.	16,197
1,311	Manitowoc Co., Inc.*	13,936
176	NANO Nuclear Energy Inc.*(a)	4,859
920	Net Power Inc.*	11,785
2,070	NuScale Power Corp.*(a)	61,376
390	Oshkosh Corp.	44,308
1,777	Terex Corp.	97,362
13,934	Vertiv Holdings Co., Class A Shares	1,777,978
	Total Machinery-Construction & Mining	5,612,881
Machinery-Diversified - 3.6%
371	AGCO Corp.	37,549
269	Alamo Group Inc.	53,787
824	Albany International Corp., Class A Shares	68,310
1,050	Applied Industrial Technologies Inc.	288,456
38,784	Cactus Inc., Class A Shares	2,662,909
1,177	Chart Industries Inc.*	227,455
5,273	CNH Industrial NV	66,229
56,828	Cognex Corp.	2,271,983
724	Columbus McKinnon Corp.	28,446
14,015	Crane Co.	2,551,851
451	CSW Industrials Inc.	190,498
15,241	Dover Corp.	3,138,122
309	DXP Enterprises Inc.*	22,640
2,463	Eastman Kodak Co.*	17,857
338	ESAB Corp.	43,629
47,926	Flowserve Corp.	2,924,445
175,268	Gates Industrial Corp. PLC*	3,883,939
241	Gencor Industries Inc.*	5,348
670	Gorman-Rupp Co.	28,542
1,017	Graco Inc.	92,628
7,588	GrafTech International Ltd.*	14,872
843	Ichor Holdings Ltd.*	27,617
12,062	IDEX Corp.	2,781,859
2,519	Ingersoll Rand Inc.	262,404
319	Kadant Inc.	131,680

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
17,058	Kornit Digital Ltd.*	$542,444
281	Lindsay Corp.	37,308
318	Middleby Corp.*	45,598
43,346	Mueller Water Products Inc., Class A Shares	1,085,384
345	Nordson Corp.	90,042
2,522	Otis Worldwide Corp.	259,716
10,218	Rockwell Automation Inc.	3,015,741
122	Taylor Devices Inc.*	5,866
497	Tennant Co.	43,920
849	Thermon Group Holdings Inc.*	26,794
628	Toro Co.	54,686
546	Twin Disc Inc.	6,830
745	Watts Water Technologies Inc., Class A Shares	160,764
1,087	Westinghouse Air Brake Technologies Corp.	218,074
24,215	Xylem Inc.	3,069,251
3,862	Zurn Elkay Water Solutions Corp.	153,785
	Total Machinery-Diversified	30,639,258
Metal Fabricate/Hardware - 1.0%
424	Advanced Drainage Systems Inc.	57,363
3,909	AZZ Inc.	364,084
254	Eastern Co.	7,295
869	Helios Technologies Inc.	45,466
5,188	Hillman Solutions Corp.*	59,143
3,648	Janus International Group Inc.*	27,287
402	L B Foster Co., Class A Shares*	11,549
436	Mayville Engineering Co., Inc.*	7,347
1,550	Metallus Inc.*	25,839
3,051	Mueller Industries Inc.	246,429
2,201	NN Inc.*	8,782
384	Northwest Pipe Co.*	21,529
359	Olympic Steel Inc.	15,179
59	Omega Flex Inc.	2,916
305	Park-Ohio Holdings Corp.	9,812
642	Proto Labs Inc.*	26,444
171	RBC Bearings Inc.*	57,304
1,004	Ryerson Holding Corp.	25,803
17,446	Standex International Corp.	3,626,849
382	Timken Co.	29,586
890	Tredegar Corp.*	6,381
12,569	Valmont Industries Inc.	4,372,252
815	Worthington Enterprises Inc.	33,350
844	Worthington Steel Inc.	37,845
8,337	Xometry Inc., Class A Shares*	258,864
	Total Metal Fabricate/Hardware	9,384,698
Miscellaneous Manufacturers - 2.0%
13,600	3M Co.	1,816,008
1,659	AMMO Inc.*	2,057
724	AO Smith Corp.	53,931
9,392	Axon Enterprise Inc.*	6,076,248
785	Byrna Technologies Inc.*	15,174
2,438	Carlisle Cos., Inc.	1,113,435

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturers - (continued)
141	Core Molding Technologies Inc.*	$2,332
723	Donaldson Co., Inc.	56,430
17,829	Enpro Inc.	3,371,464
3,766	Fabrinet*	883,428
7,031	Federal Signal Corp.	684,890
1,850	Hillenbrand Inc.	62,956
23,035	ITT Inc.	3,596,224
848	John Bean Technologies Corp.	106,865
2,045	LSB Industries Inc.*	18,057
544	Materion Corp.	62,897
1,312	Myers Industries Inc.	15,219
501	NL Industries Inc.	3,983
788	Park Aerospace Corp.	12,064
1,044	Sight Sciences Inc.*	4,166
1,671	Smith & Wesson Brands Inc.	22,692
408	Sturm Ruger & Co., Inc.	15,541
283	Teledyne Technologies Inc.*	137,329
1,138	Textron Inc.	97,447
2,172	Trinity Industries Inc.	81,884
	Total Miscellaneous Manufacturers	18,312,721
Packaging & Containers - 0.4%
8,770	Amcor PLC	93,313
400	AptarGroup Inc.	69,184
3,524	Ardagh Metal Packaging SA	12,968
1,875	Ball Corp.	116,550
688	Berry Global Group Inc.	49,749
595	Clearwater Paper Corp.*	16,136
708	Crown Holdings Inc.	65,200
1,787	Graphic Packaging Holding Co.	53,771
652	Greif Inc., Class A Shares	46,312
201	Greif Inc., Class B Shares	15,224
140	Karat Packaging Inc.	4,325
89,282	O-I Glass Inc.*	1,124,953
542	Packaging Corp. of America	134,877
1,481	Pactiv Evergreen Inc.	20,097
36,929	Ranpak Holdings Corp., Class A Shares*	287,677
860	Sealed Air Corp.	31,476
22,876	Silgan Holdings Inc.	1,316,056
3,171	Smurfit WestRock PLC	174,468
579	Sonoco Products Co.	30,039
1,046	TriMas Corp.	27,635
	Total Packaging & Containers	3,690,010
Shipbuilding - 0.0%
237	Huntington Ingalls Industries Inc.	46,907

Transportation - 1.0%
1,640	Air Transport Services Group Inc.*	36,014
624	ArcBest Corp.	71,935
1,515	Ardmore Shipping Corp.	16,907
705	CH Robinson Worldwide Inc.	74,434
1,564	Costamare Inc.	20,645
321	Covenant Logistics Group Inc., Class A Shares	18,644

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
1,557	CryoPort Inc.*	$11,024
3,517	DHT Holdings Inc.	33,130
935	Dorian LPG Ltd.	22,879
861	Expeditors International of Washington Inc.	104,732
768	FLEX LNG Ltd.(a)	18,540
638	Forward Air Corp.*	23,408
1,504	Genco Shipping & Trading Ltd.	23,868
3,162	Golden Ocean Group Ltd.	31,620
1,720	Heartland Express Inc.	21,964
643	Himalaya Shipping Ltd.*	3,993
1,620	Hub Group Inc., Class A Shares	83,657
1,061	International Seaways Inc.	41,379
499	JB Hunt Transport Services Inc.	94,366
346	Kirby Corp.*	43,772
51,540	Knight-Swift Transportation Holdings Inc., Class A Shares	3,059,414
212	Landstar System Inc.	39,415
1,480	Marten Transport Ltd.	25,722
912	Matson Inc.	139,700
5,082	Nordic American Tankers Ltd.	13,620
1,225	Old Dominion Freight Line Inc.	275,797
309	PAMT Corp.*	5,862
665	Pangaea Logistics Solutions Ltd.	3,658
539	Proficient Auto Logistics Inc.*	5,616
1,217	Radiant Logistics Inc.*	9,103
29,176	RXO Inc.*	879,656
253	Ryder System Inc.	42,717
2,590	Safe Bulkers Inc.	10,023
2,624	Saia Inc.*	1,493,266
242	Schneider National Inc., Class B Shares	8,134
1,244	Scorpio Tankers Inc.	63,021
3,090	SFL Corp., Ltd, Class B Shares	32,507
1,378	Teekay Corp., Ltd*	10,170
620	Teekay Tankers Ltd., Class A Shares	24,955
268	Universal Logistics Holdings Inc.	13,965
1,632	Werner Enterprises Inc.	66,716
1,518	World Kinect Corp.	43,946
12,842	XPO Inc.*	1,957,249
	Total Transportation	9,021,143
Trucking & Leasing - 0.0%
971	GATX Corp.	159,399
807	Greenbrier Cos., Inc.	54,876
69	Willis Lease Finance Corp.	15,047
	Total Trucking & Leasing	229,322
	TOTAL INDUSTRIAL	176,719,182
TECHNOLOGY - 11.3%
Computers - 2.5%
4,782	3D Systems Corp.*	14,203
692	Amdocs Ltd.	60,010
723	Amentum Holdings Inc.*	17,605
1,207	ASGN Inc.*	110,501
6,768	CACI International Inc., Class A Shares*	3,112,468

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
2,218	Cantaloupe Inc.*	$20,139
3,108	Cognizant Technology Solutions Corp., Class A Shares	250,163
4,943	Conduent Inc.*	18,437
1,390	Corsair Gaming Inc.*	10,216
400	Crane NXT Co.	25,072
1,862	Cricut Inc., Class A Shares	9,664
14,043	CyberArk Software Ltd.*	4,543,051
654	Diebold Nixdorf Inc.*	30,228
4,517	D-Wave Quantum Inc.*(a)	13,641
1,034	DXC Technology Co.*	23,265
336	EPAM Systems Inc.*	81,957
989	Everspin Technologies Inc.*	6,072
51,572	ExlService Holdings Inc.*	2,390,878
464	Gartner Inc.*	240,320
1,049	Genpact Ltd.	48,422
253	Globant SA*	57,623
23,954	Grid Dynamics Holdings Inc.*	438,358
134,663	Hewlett Packard Enterprise Co.	2,857,549
6,078	HP Inc.	215,344
747	Insight Enterprises Inc.*	116,868
2,240	Integral Ad Science Holding Corp.*	25,043
802	KBR Inc.	48,786
1,344	Kyndryl Holdings Inc.*	46,650
826	Leidos Holdings Inc.	136,620
49,283	Lumentum Holdings Inc.*	4,286,143
1,636	MAXIMUS Inc.	121,882
1,466	Mitek Systems Inc.*	13,663
1,899	NCR Atleos Corp.*	62,306
3,829	NCR Voyix Corp.*	55,559
1,262	NetApp Inc.	154,772
1,806	NetScout Systems Inc.*	39,515
1,908	NextNav Inc.*	33,180
1,178	OneSpan Inc.*	21,345
963	PAR Technology Corp.*	78,138
11,070	Parsons Corp.*	1,061,724
1,482	PlayAGS Inc.*	17,221
1,870	Pure Storage Inc., Class A Shares*	99,091
1,018	Qualys Inc.*	156,365
1,641	Rapid7 Inc.*	69,907
2,519	Rekor Systems Inc.*	2,447
6,922	Rigetti Computing Inc.*(a)	21,112
1,184	Rimini Street Inc.*	2,557
306	Science Applications International Corp.	38,021
3,016	Super Micro Computer Inc.*	98,442
1,892	System1 Inc.*	1,987
2,476	Telos Corp.*	8,418
3,158	Tenable Holdings Inc.*	132,573
354	TTEC Holdings Inc.	1,834
2,602	Unisys Corp.*	20,764
4,394	V2X Inc.*	264,739
40,834	Varonis Systems Inc., Class B Shares*	2,040,067
1,997	Western Digital Corp.*	145,761

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
1,196	WNS Holdings Ltd.*	$64,859
558	Zscaler Inc.*	115,277
	Total Computers	24,198,822
Office/Business Equipment - 0.0%
4,150	Pitney Bowes Inc.	33,449
2,975	Xerox Holdings Corp.	27,192
313	Zebra Technologies Corp., Class A Shares*	127,391
	Total Office/Business Equipment	188,032
Semiconductors - 3.9%
1,677	ACM Research Inc., Class A Shares*	28,828
1,033	Aehr Test Systems*(a)	12,282
999	Allegro MicroSystems Inc.*	21,708
7,429	Alpha & Omega Semiconductor Ltd.*	308,081
1,001	Ambarella Inc.*	71,622
92,541	Amkor Technology Inc.	2,446,784
1,223	Arteris Inc.*	10,628
40,836	Astera Labs Inc.*	4,216,317
866	Axcelis Technologies Inc.*	64,292
857	CEVA Inc.*	25,487
320	Cirrus Logic Inc.*	33,424
1,196	Cohu Inc.*	31,574
1,211	Diodes Inc.*	78,715
918	Entegris Inc.	96,968
2,059	FormFactor Inc.*	82,484
736	GLOBALFOUNDRIES Inc.*	31,832
3,444	Impinj Inc.*	661,971
153	IPG Photonics Corp.*	11,940
1,431	Kulicke & Soffa Industries Inc.	69,289
814	Lattice Semiconductor Corp.*	46,195
332	MACOM Technology Solutions Holdings Inc.*	44,096
67,000	Marvell Technology Inc.	6,210,230
2,051	MaxLinear Inc., Class A Shares*	31,032
48,121	Microchip Technology Inc.	3,280,409
23,799	MKS Instruments Inc.	2,704,518
289	Monolithic Power Systems Inc.	164,048
4,006	Navitas Semiconductor Corp., Class A Shares*	11,017
14,400	NXP Semiconductors NV	3,302,928
2,636	ON Semiconductor Corp.*	187,472
296	Onto Innovation Inc.*	48,597
1,710	Ouster Inc.*	16,895
1,701	Penguin Solutions Inc.*	30,856
1,606	Photronics Inc.*	40,005
33,709	Power Integrations Inc.	2,208,277
565	Qorvo Inc.*	39,013
654	QuickLogic Corp.*	4,990
2,983	Rambus Inc.*	172,447
211	Richardson Electronics Ltd.	2,971
47,207	Semtech Corp.*	3,023,136
12,450	Silicon Laboratories Inc.*	1,377,593
5,727	SiTime Corp.*	1,216,300
1,192	SkyWater Technology Inc.*	9,464

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
977	Skyworks Solutions Inc.	$85,575
1,035	Synaptics Inc.*	83,048
953	Teradyne Inc.	104,830
1,156	Ultra Clean Holdings Inc.*	44,425
1,456	Veeco Instruments Inc.*	40,579
470	Vishay Precision Group Inc.*	10,796
1,019	Wolfspeed Inc.*	9,762
	Total Semiconductors	32,855,730
Software - 4.9%
4,806	8x8 Inc.*	14,899
2,898	ACI Worldwide Inc.*	164,664
62,561	ACV Auctions Inc., Class A Shares*	1,415,130
2,831	Adeia Inc.	34,312
8,308	Agilysys Inc.*	1,115,764
917	Akamai Technologies Inc.*	86,216
2,595	Alignment Healthcare Inc.*	32,723
46,306	Alkami Technology Inc.*	1,827,698
1,535	Altair Engineering Inc., Class A Shares*	162,111
2,435	Amplitude Inc., Class A Shares*	25,178
542	ANSYS Inc.*	190,296
133	Appfolio Inc., Class A Shares*	33,749
1,051	Appian Corp., Class A Shares*	39,780
1,636	AppLovin Corp., Class A Shares*	550,923
2,081	Asana Inc., Class A Shares*	31,860
160	Aspen Technology Inc.*	40,000
1,051	Asure Software Inc.*	10,289
45,513	AvePoint Inc.*	803,304
4,533	AvidXchange Holdings Inc.*	51,858
886	Bandwidth Inc., Class A Shares*	18,633
837	Bentley Systems Inc., Class B Shares	41,431
2,830	BigBear.ai Holdings Inc.*	6,481
2,263	BigCommerce Holdings Inc.*	16,678
653	BILL Holdings Inc.*	58,914
1,099	Blackbaud Inc.*	92,250
1,537	BlackLine Inc.*	95,309
182,326	Blend Labs Inc., Class A Shares*	931,686
3,769	Box Inc., Class A Shares*	132,254
1,740	Braze Inc., Class A Shares*	69,113
718	Broadridge Financial Solutions Inc.	169,462
2,301	C3.ai Inc., Class A Shares*	85,551
2,659	CCC Intelligent Solutions Holdings Inc.*	33,503
1,481	Cerence Inc.*	10,908
2,339	Clear Secure Inc., Class A Shares	60,533
69,942	Clearwater Analytics Holdings Inc., Class A Shares*	2,171,000
127	Climb Global Solutions Inc.	17,095
1,863	Cloudflare Inc., Class A Shares*	185,983
13,899	CommVault Systems Inc.*	2,384,929
364	Concentrix Corp.	16,362
1,477	Confluent Inc., Class A Shares*	45,551
737	Consensus Cloud Solutions Inc.*	18,388
1,030	CS Disco Inc.*	6,098
771	CSG Systems International Inc.	42,259

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
45	Daily Journal Corp.*	$25,403
1,856	Datadog Inc., Class A Shares*	283,504
912	Dayforce Inc.*(b)	72,951
1,830	Definitive Healthcare Corp., Class A Shares*	8,656
918	Digi International Inc.*	30,496
545	Digimarc Corp.*	18,470
4,027	Digital Turbine Inc.*	5,799
1,741	DigitalOcean Holdings Inc.*	66,297
32,228	DocuSign Inc., Class A Shares*	2,568,249
1,278	Domo Inc., Class B Shares*	11,962
674	Donnelley Financial Solutions Inc.*	40,609
1,119	DoubleVerify Holdings Inc.*	22,749
725	Doximity Inc., Class A Shares*	38,425
1,435	Dropbox Inc., Class A Shares*	39,692
222	Duolingo Inc., Class A Shares*	77,316
1,798	Dynatrace Inc.*	101,030
5,052	E2open Parent Holdings Inc.*	15,358
483	eGain Corp.*	2,574
5,998	Elastic NV*	656,541
1,669	Electronic Arts Inc.	273,165
1,523	Enfusion Inc., Class A Shares*	15,139
425	EverCommerce Inc.*	5,164
3,065	Evolent Health Inc., Class A Shares*	39,600
928	Fair Isaac Corp.*	2,204,028
4,199	Fastly Inc., Class A Shares*	35,608
3,505	Fidelity National Information Services Inc.	298,977
579	Five9 Inc.*	23,901
5,710	Freshworks Inc., Class A Shares*	91,303
573	GigaCloud Technology Inc., Class A Shares*(a)	14,153
706	Gitlab Inc., Class A Shares*	45,008
11,192	Guidewire Software Inc.*	2,270,745
830	HashiCorp Inc., Class A Shares*	27,905
2,097	Health Catalyst Inc.*	18,517
303	HubSpot Inc.*	218,478
759	I3 Verticals Inc., Class A Shares*	18,823
202	IBEX Holdings Ltd.*	4,141
187	Ibotta Inc., Class A Shares*	13,677
1,240	iLearningEngines Holdings Inc.*(a)	1,711
1,252	Immersion Corp.	11,193
520	Informatica Inc., Class A Shares*	13,790
774	Innodata Inc.*	31,796
394	Inspired Entertainment Inc.*	3,790
1,029	Intapp Inc.*	64,364
5,447	IonQ Inc.*(a)	198,816
441	Jack Henry & Associates Inc.	77,695
2,132	Jamf Holding Corp.*	31,127
1,888	Kaltura Inc.*	4,191
207	Life360 Inc.*	10,207
1,248	Logility Supply Chain Solutions Inc.	13,141
373	Manhattan Associates Inc.*	106,469
6,875	Matterport Inc.*	32,725
958	MeridianLink Inc.*	22,369

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
977	MicroStrategy Inc., Class A Shares*	$378,558
14,685	Monday.com Ltd.*	4,190,512
5,355	MongoDB Inc., Class A Shares*	1,726,934
479	MSCI Inc., Class A Shares	292,013
1,818	N-able Inc.*	18,980
472	nCino Inc.*	19,819
30,222	Nutanix Inc., Class A Shares*	1,972,892
55,907	Olo Inc., Class A Shares*	407,562
597	ON24 Inc.*	3,946
752	Outbrain Inc.*	4,083
1,572	Pagaya Technologies Ltd., Class A Shares*	17,182
2,412	PagerDuty Inc.*	51,231
12,511	Palantir Technologies Inc., Class A Shares*	839,238
2,006	Paychex Inc.	293,418
308	Paycom Software Inc.	71,431
599	Paycor HCM Inc.*	10,818
792	PDF Solutions Inc.*	25,027
258	Pegasystems Inc.	24,502
1,420	Phreesia Inc.*	29,863
6,704	Planet Labs PBC*	26,347
1,550	Playstudios Inc.*	2,976
796	Playtika Holding Corp.	6,702
2,737	Porch Group Inc.*	10,017
2,685	Privia Health Group Inc.*	57,674
629	Procore Technologies Inc.*	51,075
1,129	Progress Software Corp.	77,235
1,166	PROS Holdings Inc.*	27,016
725	PTC Inc.*	145,044
1,523	PubMatic Inc., Class A Shares*	24,292
1,609	Rackspace Technology Inc.*	4,312
462	Red Violet Inc.*	17,002
530	ReposiTrak Inc.	12,179
468	RingCentral Inc., Class A Shares*	17,611
3,134	ROBLOX Corp., Class A Shares*	157,107
4,800	Roper Technologies Inc.	2,718,912
795	Sapiens International Corp. NV	21,727
1,424	Schrodinger Inc.*	32,140
1,226	SEMrush Holdings Inc., Class A Shares*	16,674
1,645	SentinelOne Inc., Class A Shares*	45,978
574	Simulations Plus Inc.	18,236
802	Smartsheet Inc., Class A Shares*	44,872
1,859	SolarWinds Corp.	24,818
123,224	SoundHound AI Inc., Class A Shares*(a)	1,147,215
1,284	Sprout Social Inc., Class A Shares*	41,114
1,012	SPS Commerce Inc.*	195,387
1,309	SS&C Technologies Holdings Inc.	101,238
1,071	Take-Two Interactive Software Inc.*	201,755
5,098	Talkspace Inc.*	17,435
556	Teradata Corp.*	17,180
8,534	Twilio Inc., Class A Shares*	892,144
260	Tyler Technologies Inc.*	163,584
2,631	UiPath Inc., Class A Shares*	37,387

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
1,769	Unity Software Inc.*	$42,651
924	Veeva Systems Inc., Class A Shares*	210,533
1,588	Verint Systems Inc.*	40,018
34,538	Vertex Inc., Class A Shares*	1,873,687
516	Viant Technology Inc., Class A Shares*	9,742
3,710	Vimeo Inc., Class A, Private Placement*	24,226
1,119	Waystar Holding Corp.*	34,555
36,640	Weave Communications Inc.*	500,869
4,846	WM Technology Inc.*	5,767
1,350	Workiva Inc., Class A Shares*	131,288
2,641	Yext Inc.*	21,815
4,789	Zeta Global Holdings Corp., Class A Shares*	102,006
1,612	Zoom Communications Inc., Class A Shares*	133,296
2,428	ZoomInfo Technologies Inc., Class A Shares*	26,562
3,636	Zuora Inc., Class A Shares*	36,105
	Total Software	43,614,436
	TOTAL TECHNOLOGY	100,857,020
UTILITIES - 2.3%
Electric - 2.1%
4,300	AES Corp.	56,072
1,551	ALLETE Inc.	100,629
1,561	Alliant Energy Corp.	98,655
3,119	Altus Power Inc., Class A Shares*	13,474
1,630	Ameren Corp.	153,856
826	Ameresco Inc., Class A Shares*	23,268
548	Avangrid Inc.	19,783
2,082	Avista Corp.	80,553
23,893	Black Hills Corp.	1,530,825
789	Brookfield Renewable Corp., Class A Shares(a)	25,185
3,871	CenterPoint Energy Inc.	126,272
190	Clearway Energy Inc., Class A Shares	5,284
456	Clearway Energy Inc., Class C Shares	13,447
1,821	CMS Energy Corp.	126,942
2,129	Consolidated Edison Inc.	214,156
1,268	DTE Energy Co.	159,489
2,364	Edison International	207,441
18,210	Entergy Corp.	2,843,856
1,354	Evergy Inc.	87,509
2,151	Eversource Energy	138,718
6,218	Exelon Corp.	245,984
3,528	FirstEnergy Corp.	150,116
460	Genie Energy Ltd., Class B Shares	7,020
4,348	Hawaiian Electric Industries Inc.*	45,176
18,053	IDACORP Inc.	2,138,739
972	MGE Energy Inc.	101,360
1,643	Northwestern Energy Group Inc.	90,759
1,269	NRG Energy Inc.	128,943
1,201	OGE Energy Corp.	52,796
1,444	Ormat Technologies Inc.	117,859
1,102	Otter Tail Corp.	88,865
165,642	PG&E Corp.	3,582,837

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Electric - (continued)
686	Pinnacle West Capital Corp.	$64,278
74,477	Portland General Electric Co.	3,568,938
4,526	PPL Corp.	158,093
3,097	Public Service Enterprise Group Inc.	292,047
2,406	TXNM Energy Inc.	118,014
408	Unitil Corp.	24,488
2,149	Vistra Corp.	343,496
1,965	WEC Energy Group Inc.	198,563
3,454	Xcel Energy Inc.	250,622
	Total Electric	17,794,407
Gas - 0.2%
920	Atmos Energy Corp.	139,214
3,215	Brookfield Infrastructure Corp., Class A Shares	144,321
587	Chesapeake Utilities Corp.	77,337
540	National Fuel Gas Co.	34,544
2,630	New Jersey Resources Corp.	135,655
2,734	NiSource Inc.	104,138
990	Northwest Natural Holding Co.	43,382
1,506	ONE Gas Inc.	117,423
141	RGC Resources Inc.	2,933
1,630	Southwest Gas Holdings Inc.	127,401
17,557	Spire Inc.	1,284,997
1,238	UGI Corp.	37,598
	Total Gas	2,248,943
Water - 0.0%
992	American States Water Co.	84,628
1,196	American Water Works Co., Inc.	163,780
1,540	California Water Service Group	78,833
570	Consolidated Water Co., Ltd.	15,350
1,521	Essential Utilities Inc.	60,886
200	Global Water Resources Inc.	2,680
455	Middlesex Water Co.	29,773
865	SJW Group	48,198
529	York Water Co.	18,959
	Total Water	503,087
	TOTAL UTILITIES	20,546,437
	TOTAL COMMON STOCKS
	(Cost - $603,863,874)	849,893,158
EXCHANGE TRADED FUNDS (ETFs) - 2.5%
17,100	iShares Russell 2000	4,135,977
188,507	SPDR S&P 600 Small CapValue	17,802,601
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $19,181,758)	21,938,578
REIT - 0.0%
FINANCIAL - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
3,928	Outfront Media Inc.
	(Cost - $45,567)	75,457

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
1,739	Compass Diversified Holdings
	(Cost - $35,399)	$41,214
CLOSED-END FUND - 0.0%
600	NexPoint Diversified Real Estate Trust, Class Common Shares
	(Cost - $4,673)	3,474
WARRANTS - 0.0%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
540	Danimer Scientific Inc.*	23

CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Products - 0.0%
60	Pulse Biosciences Inc.*(a)	624
	TOTAL WARRANTS
	(Cost - $902)	647
RIGHT - 0.0%
994	RumbleON Inc.*(b)
	(Cost - $0)	178
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $623,132,173)	871,952,706

Face Amount

SHORT-TERM INVESTMENTS - 2.3%
TIME DEPOSITS - 2.3%
$3,434,136	Citibank - New York, 3.930% due 12/2/24	3,434,136
13,385,780	JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	13,385,780
3,757,827	Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	3,757,827
	TOTAL TIME DEPOSITS
	(Cost - $20,577,743)	20,577,743

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
6,141,741	Federated Government Obligations Fund, Premier Class, 4.525%(d)
	(Cost - $6,141,741)	6,141,741
	TOTAL INVESTMENTS - 101.0%
	(Cost - $649,851,657)	898,672,190
	Liabilities in Excess of Other Assets - (1.0)%	(9,064,986)
	TOTAL NET ASSETS - 100.0%	$889,607,204

Schedules of Investments
November 30, 2024 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

* Non-income producing security.

(a) All or a portion of this security is on loan.

(b) Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $268,132 and represents 0.03% of net assets.

(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d) Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	19.8%
Industrial	19.7
Consumer Non-cyclical	19.6
Technology	11.2
Consumer Cyclical	10.7
Energy	4.4
Basic Materials	4.0
Communications	2.9
Exchange Traded Funds (ETFs)	2.4
Utilities	2.3
Government	0.0	*
Closed-End Fund	0.0	*
Right	0.0	*
Short-Term Investments	2.3
Money Market Fund	0.7
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At November 30, 2024, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index December Futures	6	12/24	$651,354	$733,380	$82,026
S&P MidCap 400 Index December Futures	2	12/24	613,200	675,560	62,360
					$144,386

At November 30, 2024, Destinations Small-Mid Cap Equity Fund had deposited cash of $(48,033) with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE - 0.3%
Utilities - 0.3%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26
	(Cost - $1,300,000)	$1,373,786

Shares/Units

COMMON STOCKS - 84.8%
BASIC MATERIALS - 3.1%
Chemicals - 1.8%
23,391	DSM-Firmenich AG	2,566,551
62,625	LyondellBasell Industries NV, Class A Shares	5,219,168
37,486	Nutrien Ltd.	1,751,319
	Total Chemicals	9,537,038
Mining - 1.3%
45,050	Agnico Eagle Mines Ltd.	3,803,121
111,937	BHP Group Ltd.	2,957,939
1,618	Southern Copper Corp.	162,366
	Total Mining	6,923,426
	TOTAL BASIC MATERIALS	16,460,464
COMMUNICATIONS - 4.7%
Advertising - 0.4%
21,609	Publicis Groupe SA	2,345,636

Media - 0.2%
9,706	Walt Disney Co.	1,140,164

Telecommunications - 4.1%
385,532	AT&T Inc.	8,928,921
44,602	Cisco Systems Inc.	2,640,884
934,100	Singapore Telecommunications Ltd.	2,163,968
190,977	Telenor ASA	2,249,083
125,400	Verizon Communications Inc.	5,560,236
	Total Telecommunications	21,543,092
	TOTAL COMMUNICATIONS	25,028,892
CONSUMER CYCLICAL - 6.1%
Airlines - 0.6%
47,882	Delta Air Lines Inc.	3,055,829

Apparel - 0.1%
995	LVMH Moet Hennessy Louis Vuitton SE	620,049

Auto Manufacturers - 0.7%
65,013	General Motors Co.	3,614,073

Distribution/Wholesale - 0.8%
112,700	Mitsui & Co., Ltd.	2,371,152
3,835	Watsco Inc.	2,115,386
	Total Distribution/Wholesale	4,486,538
Lodging - 0.5%
47,261	Las Vegas Sands Corp.	2,507,669

Retail - 3.4%
25,825	Best Buy Co., Inc.	2,324,250
13,670	Darden Restaurants Inc.	2,409,611
12,270	Home Depot Inc.(a)	5,265,425
4,895	McDonald's Corp.(a)	1,448,969
12,700	Target Corp.	1,680,337

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
54,667	Walmart Inc.	$5,056,697
	Total Retail	18,185,289
	TOTAL CONSUMER CYCLICAL	32,469,447
CONSUMER NON-CYCLICAL - 17.3%
Agriculture - 1.1%
43,796	Philip Morris International Inc.	5,827,496

Beverages - 3.2%
95,694	Coca-Cola Co.	6,132,072
123,575	Diageo PLC	3,686,063
26,310	Heineken NV	1,953,107
34,380	Keurig Dr Pepper Inc.	1,122,507
25,050	PepsiCo Inc.	4,094,422
	Total Beverages	16,988,171
Biotechnology - 2.1%
13,265	Amgen Inc.	3,752,271
79,075	Gilead Sciences Inc.	7,320,763
	Total Biotechnology	11,073,034
Cosmetics/Personal Care - 1.7%
462,556	Haleon PLC	2,202,968
51,510	Kao Corp.	2,245,392
89,950	Kenvue Inc.	2,165,996
15,627	Procter & Gamble Co.	2,801,296
	Total Cosmetics/Personal Care	9,415,652
Healthcare-Products - 0.4%
16,710	Abbott Laboratories	1,984,647

Healthcare-Services - 0.3%
4,495	Elevance Health Inc.	1,829,285

Pharmaceuticals - 8.5%
31,008	AbbVie Inc.	5,672,293
25,742	AstraZeneca PLC	3,457,116
45,590	AstraZeneca PLC, ADR	3,082,796
107,925	Bristol-Myers Squibb Co.	6,391,318
38,134	Johnson & Johnson(a)	5,911,151
28,255	Merck & Co., Inc.	2,871,838
138,275	Pfizer Inc.	3,624,188
41,531	Roche Holding AG, ADR(b)	1,505,083
85,486	Sanofi SA	8,313,652
22,371	UCB SA	4,385,176
	Total Pharmaceuticals	45,214,611
	TOTAL CONSUMER NON-CYCLICAL	92,332,896
ENERGY - 7.7%
Oil & Gas - 4.5%
48,382	Chevron Corp.	7,834,497
24,085	ConocoPhillips(a)	2,609,369
6,685	Expand Energy Corp.	661,548
33,471	Exxon Mobil Corp.	3,948,239
3,670	Noble Corp. PLC	122,835
131,631	Shell PLC	4,242,747
83,005	TotalEnergies SE	4,815,185
	Total Oil & Gas	24,234,420

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - 3.2%
152,450	Enbridge Inc.	$6,596,347
95,595	Enterprise Products Partners LP	3,291,336
107,301	TC Energy Corp.	5,232,251
37,550	Williams Cos., Inc.	2,197,426
	Total Pipelines	17,317,360
	TOTAL ENERGY	41,551,780
FINANCIAL - 21.7%
Banks - 12.7%
31,650	Bank of Montreal	3,018,377
31,775	Canadian Imperial Bank of Commerce	2,062,873
61,212	Fifth Third Bancorp	2,941,849
4,700	Goldman Sachs Group Inc.	2,860,279
254,015	Huntington Bancshares Inc.	4,574,810
133,986	ING Groep NV	2,074,867
31,219	JPMorgan Chase & Co.(a)	7,796,009
39,645	Morgan Stanley	5,217,678
196,774	Nordea Bank Abp	2,223,223
240,256	Oversea-Chinese Banking Corp., Ltd.	2,925,275
36,285	PNC Financial Services Group Inc.	7,791,115
214,180	Sumitomo Mitsui Trust Group Inc.	5,402,064
70,200	Truist Financial Corp.	3,347,136
121,898	US Bancorp	6,495,944
119,244	Wells Fargo & Co.	9,082,816
	Total Banks	67,814,315
Diversified Financial Services - 0.8%
6,390	CME Group Inc., Class A Shares(a)	1,520,820
11,190	Deutsche Boerse AG	2,620,263
	Total Diversified Financial Services	4,141,083
Equity Real Estate Investment Trusts (REITs) - 4.5%
123,310	Brixmor Property Group Inc.	3,707,932
33,395	Equity LifeStyle Properties Inc.	2,382,065
144,800	Kimco Realty Corp.	3,702,536
18,555	Lamar Advertising Co., Class A Shares	2,486,741
55,837	NNN REIT Inc.	2,455,711
46,972	Prologis Inc.	5,485,390
24,210	Terreno Realty Corp.	1,467,852
65,948	VICI Properties Inc., Class A Shares	2,150,564
	Total Equity Real Estate Investment Trusts (REITs)	23,838,791
Insurance - 3.5%
14,069	Allianz SE, Class Registered Shares	4,348,819
35,800	American International Group Inc.	2,752,304
5,927	Everest Group Ltd.	2,297,068
48,595	NN Group NV	2,255,026
9,030	Progressive Corp.	2,427,986
272,576	Prudential PLC	2,223,516
4,351	Zurich Insurance Group AG	2,765,693
	Total Insurance	19,070,412

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - 0.2%
1,258,000	Hang Lung Properties Ltd.	$1,041,915
	TOTAL FINANCIAL	115,906,516
INDUSTRIAL - 9.6%
Aerospace/Defense - 2.3%
12,746	Airbus SE	1,991,327
93,315	BAE Systems PLC	1,455,703
17,000	Boeing Co.*	2,642,480
8,044	General Dynamics Corp.	2,284,577
6,715	Lockheed Martin Corp.	3,554,988
	Total Aerospace/Defense	11,929,075
Building Materials - 1.2%
26,705	CRH PLC	2,731,120
14,875	Heidelberg Materials AG	1,876,885
73,745	MDU Resources Group Inc.	1,477,850
	Total Building Materials	6,085,855
Electrical Components & Equipment - 1.7%
15,972	Eaton Corp. PLC(a)	5,996,208
23,612	Emerson Electric Co.	3,130,951
	Total Electrical Components & Equipment	9,127,159
Electronics - 0.2%
5,716	Honeywell International Inc.	1,331,428

Engineering & Construction - 0.9%
3,460	Aena SME SA(c)	747,257
18,438	Everus Construction Group Inc.*	1,173,763
82,145	Ferrovial SE	3,384,666
	Total Engineering & Construction	5,305,686
Machinery-Construction & Mining - 0.4%
122,300	Mitsubishi Electric Corp.	2,101,500

Miscellaneous Manufacturers - 0.4%
12,475	Siemens AG, Class Registered Shares	2,410,406

Packaging & Containers - 0.9%
178,600	Amcor PLC	1,900,304
52,678	Smurfit WestRock PLC	2,898,344
	Total Packaging & Containers	4,798,648
Transportation - 1.6%
80,635	Deutsche Post AG	2,963,089
8,735	Union Pacific Corp.	2,137,105
25,500	United Parcel Service Inc., Class B Shares	3,460,860
	Total Transportation	8,561,054
	TOTAL INDUSTRIAL	51,650,811
TECHNOLOGY - 5.1%
Computers - 0.6%
15,102	International Business Machines Corp.	3,434,346

Semiconductors - 2.1%
7,240	Analog Devices Inc.	1,578,682
33,096	Broadcom Inc.	5,364,199
6,975	QUALCOMM Inc.	1,105,747
50,422	Samsung Electronics Co., Ltd.	1,695,857
8,190	Texas Instruments Inc.	1,646,436
	Total Semiconductors	11,390,921

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - 2.4%
4,740	Microsoft Corp.	$2,007,200
26,148	Oracle Corp.	4,833,196
38,125	Paychex Inc.	5,576,544
	Total Software	12,416,940
	TOTAL TECHNOLOGY	27,242,207
UTILITIES - 9.5%
Electric - 9.4%
27,622	Alliant Energy Corp.	1,745,710
44,820	American Electric Power Co., Inc.	4,475,725
66,340	CenterPoint Energy Inc.	2,164,011
33,645	Duke Energy Corp.	3,938,147
317,254	Enel SpA	2,282,159
23,325	Entergy Corp.	3,642,665
66,875	Evergy Inc.	4,322,131
34,924	Eversource Energy	2,252,249
37,480	FirstEnergy Corp.	1,594,774
621,316	National Grid PLC	7,829,731
34,215	NextEra Energy Inc.	2,691,694
86,925	PPL Corp.	3,036,290
29,945	Public Service Enterprise Group Inc.	2,823,814
21,395	Sempra	2,004,070
30,485	Southern Co.	2,717,128
28,725	WEC Energy Group Inc.	2,902,661
	Total Electric	50,422,959
Gas - 0.1%
9,210	Southwest Gas Holdings Inc.	719,854
	TOTAL UTILITIES	51,142,813
	TOTAL COMMON STOCKS
	(Cost - $342,444,503)	453,785,826

EXCHANGE TRADED FUNDS (ETFs) - 12.8%
929,913	iShares Core Dividend Growth	60,388,550
133,664	JPMorgan Equity Premium Income	8,130,781
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $56,608,502)	68,519,331

CONVERTIBLE PREFERRED STOCK - 0.1%
INDUSTRIAL - 0.1%
Aerospace/Defense - 0.1%
7,250	Boeing Co., 6.000%*
	(Cost - $362,500)	401,577
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $400,715,505)	524,080,520

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 2.1%
TIME DEPOSITS - 2.1%
56	AUD	BNP Paribas SA - Paris, 3.020% due 12/2/24	$37
465	NOK	Brown Brothers Harriman - Grand Cayman, 3.240% due 12/2/24	42
96,265	EUR	Citibank - London, 2.120% due 12/2/24	101,753
$5,386,879		Citibank - New York, 3.930% due 12/2/24	5,386,879
298	HKD	Hong Kong & Shanghai Bank - Hong Kong, 2.680% due 12/2/24	38
137	SGD	Hong Kong & Shanghai Bank - Singapore, 1.620% due 12/2/24	102
102,862		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	102,862
177	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	226
		Skandinaviska Enskilda Banken AB - Stockholm:
3	CHF	0.270% due 12/2/24	3
5,446,115		3.930% due 12/2/24	5,446,115
		TOTAL TIME DEPOSITS
		(Cost - $11,038,057)	11,038,057
		TOTAL INVESTMENTS - 100.1%
		(Cost - $411,753,562)	535,118,577
		Liabilities in Excess of Other Assets - (0.1)%	(666,362)
		TOTAL NET ASSETS - 100.0%	$534,452,215

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $1,505,083 and represents 0.28% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $747,257 and represents 0.14% of net assets.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	21.6%
Consumer Non-cyclical	17.2
Utilities	9.8
Industrial	9.7
Energy	7.8
Consumer Cyclical	6.1
Technology	5.1
Communications	4.7
Basic Materials	3.1
Exchange Traded Funds (ETFs)	12.8
Short-Term Investments	2.1
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Equity Income Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
20	$237,540	Abbott Laboratories, Put	CITI	12/20/24	$100.00	$(580)
20	237,540	Abbott Laboratories, Put	CITI	12/20/24	105.00	(120)
10	282,870	Amgen Inc., Put	CITI	12/20/24	250.00	(190)
5	141,435	Amgen Inc., Put	CITI	12/20/24	275.00	(1,260)
15	357,000	CME Group Inc., Call	CITI	12/20/24	260.00	(75)
15	341,115	International Business Machines Corp., Put	CITI	12/20/24	190.00	(165)
15	341,115	International Business Machines Corp., Call	CITI	12/20/24	280.00	(600)
100	326,500	Keuring Dr Pepper Inc., Put	NSC	12/20/24	31.00	(1,500)
30	394,830	Morgan Stanley, Call	CITI	12/20/24	140.00	(1,800)
20	292,540	Paychex Inc., Call	CITI	12/20/24	160.00	(700)
15	366,990	Union Pacific Corp., Put	CITI	12/20/24	195.00	(2,025)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $13,164)				$(9,015)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
NSC	—	Nomura Securities Co., Ltd.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 90.5%
Argentina - 0.1%
72,975	Despegar.com Corp.*	$1,305,523

Australia - 2.0%
157,351	AGL Energy Ltd.	1,150,426
10,509	ALS Ltd.	106,959
56,378	AMP Ltd.	57,229
5,186	Ampol Ltd.	98,325
2,898	Ansell Ltd.	62,765
60,179	ANZ Group Holdings Ltd.	1,224,972
24,169	APA Group	113,838
12,703	Aristocrat Leisure Ltd.	562,080
3,811	ASX Ltd.	164,328
24,004	Atlas Arteria Ltd.	75,222
38,758	Aurizon Holdings Ltd.	85,327
13,052	Bank of Queensland Ltd.	58,575
38,683	Beach Energy Ltd.	30,947
12,007	Bendigo & Adelaide Bank Ltd.	105,201
100,717	BHP Group Ltd.	2,661,450
8,332	BlueScope Steel Ltd.	120,471
27,834	Brambles Ltd.	345,815
7,245	CAR Group Ltd.	196,515
11,146	Challenger Ltd.	45,255
10,205	Charter Hall Group	104,153
47,925	Cleanaway Waste Management Ltd.	90,095
1,266	Cochlear Ltd.	251,506
25,741	Coles Group Ltd.	312,460
33,502	Commonwealth Bank of Australia	3,470,138
11,143	Computershare Ltd.	231,956
9,654	CSL Ltd.	1,779,088
6,567	Deterra Royalties Ltd.	16,086
19,148	Dexus	91,079
9,780	Domain Holdings Australia Ltd.	18,404
1,546	Domino's Pizza Enterprises Ltd.	32,917
14,246	Downer EDI Ltd.	53,522
3,456	EBOS Group Ltd.	77,771
30,717	Endeavour Group Ltd.	87,663
35,004	Evolution Mining Ltd.	115,266
3,188	Flight Centre Travel Group Ltd.	36,511
31,661	Fortescue Ltd.	391,090
37,232	Goodman Group	925,283
35,666	GPT Group	110,835
163,733	GrainCorp Ltd., Class A Shares	834,508
14,671	Harvey Norman Holdings Ltd.	45,587
164,359	Helia Group Ltd.	479,840
5,914	IDP Education Ltd.	49,369
12,879	IGO Ltd.	40,841
10,739	Iluka Resources Ltd.	39,082
33,245	Incitec Pivot Ltd.	69,683
12,440	Insignia Financial Ltd.	25,518
45,803	Insurance Australia Group Ltd.	253,871
52,934	JB Hi-Fi Ltd.	3,140,547
14,290	Lendlease Corp., Ltd.	66,825
47,921	Liontown Resources Ltd.*	22,824
42,936	Lottery Corp., Ltd	145,212

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
20,217	Lynas Rare Earths Ltd.*	$90,876
6,996	Macquarie Group Ltd.	1,048,232
3,449	Magellan Financial Group Ltd.	24,408
58,954	Medibank Pvt Ltd.	147,009
21,111	Metcash Ltd.	42,990
3,757	Mineral Resources Ltd.	82,710
71,491	Mirvac Group	101,056
95,200	MMG Ltd.*	32,883
62,082	National Australia Bank Ltd.	1,585,267
13,135	New Hope Corp., Ltd	40,175
12,685	NEXTDC Ltd.*	134,914
21,615	Northern Star Resources Ltd.	246,468
5,731	Nufarm Ltd.	14,213
10,371	Orica Ltd.	122,775
33,067	Origin Energy Ltd.	234,497
20,515	Orora Ltd.	32,571
597,771	Perenti Ltd.	483,935
2,836	Perpetual Ltd.	40,151
249,342	Perseus Mining Ltd.	427,515
62,814	Pilbara Minerals Ltd.*	98,158
9,574	Pro Medicus Ltd.	1,576,284
14,325	Qantas Airways Ltd.*	82,029
29,987	QBE Insurance Group Ltd.	392,248
35,902	Qube Holdings Ltd.	93,323
3,794	Ramsay Health Care Ltd.	98,042
1,083	REA Group Ltd.	178,133
4,543	Reece Ltd.	76,396
30,243	Region RE Ltd.	43,251
7,373	Rio Tinto Ltd.	569,392
64,388	Santos Ltd.	276,983
100,014	Scentre Group	240,392
7,649	SEEK Ltd.	130,578
4,053	SGH Ltd.	131,058
2,325	Sims Ltd.	19,928
9,438	Sonic Healthcare Ltd.	176,029
93,579	South32 Ltd.	228,967
51,040	Star Entertainment Grp Ltd.*	6,478
23,251	Steadfast Group Ltd.	88,138
46,257	Stockland	157,674
25,182	Suncorp Group Ltd.	323,981
33,572	Tabcorp Holdings Ltd.	11,719
82,131	Telstra Group Ltd.	211,215
5,739	TPG Telecom Ltd.	16,856
61,357	Transurban Group	512,573
14,908	Treasury Wine Estates Ltd.	110,288
80,373	Vicinity Ltd.	113,370
4,386	Washington H Soul Pattinson & Co., Ltd.	99,220
22,622	Wesfarmers Ltd.	1,063,121
69,529	Westpac Banking Corp.	1,514,924
14,521	Whitehaven Coal Ltd.	62,445
3,136	WiseTech Global Ltd.	263,504
289,731	Woodside Energy Group Ltd.	4,647,733
24,268	Woolworths Group Ltd.	477,656

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
9,573	Worley Ltd.	$86,716
119,988	Yancoal Australia Ltd.	482,606
	Total Australia	40,269,283
Austria - 0.1%
1,489	ANDRITZ AG	83,182
6,220	Erste Group Bank AG	340,801
3,093	OMV AG	124,004
84,262	Raiffeisen Bank International AG	1,644,857
2,785	Telekom Austria AG, Class A Shares	23,108
1,154	Verbund AG	92,053
2,553	voestalpine AG	49,383
	Total Austria	2,357,388
Belgium - 0.2%
475	Ackermans & van Haaren NV	94,273
3,146	Ageas SA	158,666
18,161	Anheuser-Busch InBev SA	977,017
477	D'ieteren Group	101,652
834	Elia Group SA	78,098
1,504	Groupe Bruxelles Lambert NV	103,970
4,762	KBC Group NV	343,908
8	Lotus Bakeries NV	96,187
102,118	Proximus SADP	661,646
303	Sofina SA	70,265
1,515	Syensqo SA	112,336
2,437	UCB SA	477,702
3,752	Warehouses De Pauw CVA	82,897
	Total Belgium	3,358,617
Bermuda - 0.2%
270,977	Hiscox Ltd.	3,620,875

Brazil - 1.3%
41,434	Afya Ltd., Class A Shares*	672,267
890,381	B3 SA - Brasil Bolsa Balcao	1,370,785
91,343	Banco BTG Pactual SA	459,847
193,700	Compania de Saneamento de Minas Gerais Copasa MG	817,342
1,119,443	Inter & Co., Inc.	5,142,393
455,099	Localiza Rent a Car SA	2,843,447
994,734	Lojas Renner SA	2,490,659
274,800	Marcopolo SA	392,457
460,908	Metalurgica Gerdau SA	878,175
84,500	NU Holdings Ltd., Class A Shares*	1,058,785
117,625	Petroleo Brasileiro SA, ADR	1,533,830
237,937	Raia Drogasil SA	950,996
29,654	Sigma Lithium Corp.*(a)	408,039
137,602	Suzano SA	1,427,551
663,500	TOTVS SA	3,029,172
203,235	WEG SA	1,822,602
95,988	XP Inc., Class A Shares	1,299,678
	Total Brazil	26,598,025
Cambodia - 0.0%
42,000	NagaCorp Ltd.*	16,806

Canada - 6.5%
263,008	AGF Management Ltd., Class B Shares	2,104,289

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
47,990	Agnico Eagle Mines Ltd.	$4,047,362
15,673	Alimentation Couche-Tard Inc.	917,081
12,300	Atco Ltd., Class I Shares	431,776
193,000	B2Gold Corp.	562,517
14,512	Bank of Montreal	1,383,971
218,063	Bank of Nova Scotia	12,438,712
35,110	Barrick Gold Corp.	614,992
6,300	BCE Inc.	170,568
8,257	Brookfield Asset Management Ltd., Class A Shares	473,708
29,701	Brookfield Corp.	1,825,534
8,667	Cameco Corp.	519,147
18,805	Canadian Imperial Bank of Commerce	1,220,844
63,082	Canadian National Railway Co.	7,045,555
41,994	Canadian Natural Resources Ltd.	1,425,549
18,632	Canadian Pacific Kansas City Ltd.	1,425,634
37,886	Celestica Inc.*	3,257,733
25,962	Cenovus Energy Inc.	411,356
4,033	CGI Inc.	456,585
1,817	Constellation Software Inc.	6,144,922
36,821	Definity Financial Corp.	1,539,546
16,829	Descartes Systems Group Inc.*	1,966,805
5,499	Dollarama Inc.	572,900
175,990	Element Fleet Management Corp.	3,733,902
252,804	Enbridge Inc.	10,938,556
428	Fairfax Financial Holdings Ltd.(b)	607,305
20,449	Finning International Inc.	558,025
9,801	Fortis Inc.	438,222
77,647	Franco-Nevada Corp.	9,509,449
1,077	George Weston Ltd.	173,146
5,315	Great-West Lifeco Inc.	191,398
6,302	Hydro One Ltd.(c)	206,143
3,400	Imperial Oil Ltd.	251,846
3,575	Intact Financial Corp.	681,034
2,909	Loblaw Cos., Ltd.	377,587
5,225	Magna International Inc.	237,502
36,224	Manulife Financial Corp.	1,166,279
3,965	Metro Inc.	258,404
22,679	National Bank of Canada	2,247,244
9,858	Nutrien Ltd.	460,559
35,000	Parex Resources Inc.	374,290
11,627	Pembina Pipeline Corp.	479,084
10,887	Power Corp. of Canada	366,776
6,221	Restaurant Brands International Inc.	433,339
33,400	RioCan Real Estate Investment Trust	453,573
28,244	Royal Bank of Canada	3,554,283
52,368	Russel Metals Inc.	1,719,351
64,486	Shopify Inc., Class A Shares*	7,454,880
90,526	South Bow Corp.*	2,390,142
11,676	Sun Life Financial Inc.	718,735
343,616	Suncor Energy Inc.(a)	13,636,833
125,400	Tamarack Valley Energy Ltd.(a)	399,531
20,757	TC Energy Corp.	1,012,160
10,116	Teck Resources Ltd., Class B Shares	472,396

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
9,927	TELUS Corp.	$154,594
2,762	Thomson Reuters Corp.	450,728
72,291	TMX Group Ltd.	2,286,190
35,280	Toronto-Dominion Bank	1,996,810
6,939	Tourmaline Oil Corp.	327,556
26,336	Waste Connections Inc.	5,076,237
70,221	Wheaton Precious Metals Corp.	4,370,221
47,639	Whitecap Resources Inc.(a)	348,142
	Total Canada	131,469,538
Chile - 0.0%
6,725	Antofagasta PLC	145,754

China - 2.9%
13,500	AAC Technologies Holdings Inc.	60,834
45,017	Alibaba Group Holding Ltd., ADR	3,933,135
683,778	China Mengniu Dairy Co., Ltd.	1,527,909
70,797	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,570,206
407,741	FinVolution Group, ADR	2,846,032
248,383	Full Truck Alliance Co., Ltd., ADR	2,486,314
160,501	Fuyao Glass Industry Group Co., Ltd., Class A Shares	1,242,946
96,123	Hello Group Inc., ADR	646,908
140,800	Hongfa Technology Co., Ltd., Class A Shares	643,492
30,416	JD.com Inc., ADR	1,136,950
136,506	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,004,610
40,765	Kanzhun Ltd., ADR	550,327
191,424	KE Holdings Inc., ADR	3,608,342
1,365,864	Kingdee International Software Group Co., Ltd.*	1,582,843
60,345	Kingsoft Corp., Ltd.	249,163
28,889	Kweichow Moutai Co., Ltd., Class A Shares	6,122,115
160,000	Lenovo Group Ltd.	187,982
126,557	Meituan, Class B Shares*(c)	2,667,295
66,682	Midea Group Co., Ltd*(d)	594,840
54,196	Midea Group Co., Ltd., Class A Shares	527,130
936,092	NARI Technology Co., Ltd., Class A Shares	3,194,569
229,241	SF Holding Co., Ltd., Class H Shares*(d)	1,010,671
259,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares	879,721
259,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,180,438
17,097	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	617,844
355,966	Shenzhou International Group Holdings Ltd.	2,735,526
138,046	Tencent Holdings Ltd.	7,100,230
17,386	Tencent Holdings Ltd., ADR	897,118
76,750	Tencent Music Entertainment Group, ADR	875,718
44,200	Weibo Corp., ADR	424,320
150,000	WH Group Ltd.(c)	119,149
936,000	Yangzijiang Shipbuilding Holdings Ltd.	1,686,300
11,879	Yum China Holdings Inc.	546,122
46,608	Zai Lab Ltd., ADR*	1,344,641
	Total China	57,801,740
Denmark - 1.0%
43	AP Moller - Maersk AS, Class A Shares	70,507
66	AP Moller - Maersk AS, Class B Shares	112,248
15,812	Bavarian Nordic AS*	432,986
1,907	Carlsberg AS, Class B Shares	197,068

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Denmark - (continued)
2,501	Coloplast AS, Class B Shares	$315,866
13,845	D/S Norden AS	419,282
13,247	Danske Bank AS	381,539
2,028	Demant AS*	77,356
3,856	DSV AS	822,724
9,116	Genmab AS*	1,959,282
4,982	H Lundbeck AS	31,077
27,970	ISS AS(a)	507,305
57,336	Novo Nordisk AS, ADR	6,123,485
61,808	Novo Nordisk AS, Class B Shares	6,597,452
22,638	Novonesis (Novozymes) B	1,330,405
3,577	Orsted AS*(c)	198,609
1,609	Pandora AS	260,123
167	ROCKWOOL AS, Class B Shares	60,894
302	Svitzer Group AS*	9,644
6,554	Tryg AS	151,299
20,127	Vestas Wind Systems AS*	314,432
1,292	Zealand Pharma AS*	134,316
	Total Denmark	20,507,899
Finland - 0.7%
3,073	Elisa OYJ	139,217
510,293	Fortum OYJ	7,690,012
5,882	Kesko OYJ, Class B Shares	116,933
6,550	Kone OYJ, Class B Shares	340,270
11,788	Metso OYJ	103,608
8,377	Neste OYJ	127,420
103,897	Nokia OYJ	436,979
66,395	Nordea Bank Abp	750,155
2,272	Orion OYJ, Class B Shares	107,453
9,967	Sampo OYJ, Class A Shares	426,645
451,651	Stora Enso OYJ, Class R Shares	4,384,056
10,604	UPM-Kymmene OYJ	278,867
3,572	Valmet OYJ	83,706
9,535	Wartsila OYJ Abp	173,225
	Total Finland	15,158,546
France - 6.7%
4,531	Accor SA	209,164
675	Aeroports de Paris SA	78,115
11,317	Air Liquide SA	1,884,453
11,743	Airbus SE	1,834,627
6,905	Alstom SA*	155,357
1,188	Amundi SA(c)	77,276
78,701	Arkema SA	6,233,619
35,973	AXA SA	1,257,154
3,273	Ayvens SA(c)	21,471
737	BioMerieux	77,001
171,112	BNP Paribas SA	10,225,653
14,145	Bollore SE	87,180
3,330	Bouygues SA	98,930
5,874	Bureau Veritas SA	178,662
39,226	Capgemini SE	6,310,719
9,551	Carrefour SA	145,308

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
67,738	Compania de Saint-Gobain SA	$6,171,929
14,086	Compania Generale des Etablissements Michelin SCA	460,485
1,234	Covivio SA	67,769
19,672	Credit Agricole SA	264,213
12,534	Danone SA	856,515
15,128	Dassault Aviation SA	3,009,562
54,475	Dassault Systemes SE	1,881,140
4,661	Edenred SE	154,180
1,529	Eiffage SA	137,890
35,039	Engie SA	558,476
26,780	EssilorLuxottica SA	6,504,239
1,040	Eurazeo SE	76,367
1,109	Gecina SA	111,684
7,508	Getlink SE	122,663
1,423	Hermes International SCA	3,105,281
747	Ipsen SA	86,333
1,226	JCDecaux SE*	18,259
1,434	Kering SA	335,353
4,390	Klepierre SA	132,800
1,690	La Francaise des Jeux SACA(c)	66,803
81,924	Legrand SA	8,203,461
4,614	L'Oreal SA	1,602,477
15,917	LVMH Moet Hennessy Louis Vuitton SE	9,918,916
1,530	Neoen SA(c)	63,948
37,713	Orange SA(a)	403,169
36,961	Pernod Ricard SA(a)	4,136,529
1,936	Pluxee NV*	41,606
4,538	Publicis Groupe SA	492,595
524	Remy Cointreau SA	32,311
3,836	Renault SA	164,103
4,398	Rexel SA	113,590
26,425	Safran SA	6,157,954
133,998	Sanofi SA	13,031,523
17,506	Sartorius Stedim Biotech	3,336,297
48,305	Schneider Electric SE	12,430,081
3,288	SCOR SE	81,866
507	SEB SA	48,114
14,556	Societe Generale SA	385,539
1,719	Sodexo SA	142,756
515	SOITEC*	42,529
1,256	Teleperformance SE	118,218
64,502	Thales SA	9,667,716
181,872	TotalEnergies SE	10,550,538
2,020	Unibail-Rodamco-Westfield	165,590
65,952	Valeo SE	543,703
12,449	Veolia Environnement SA	362,868
9,898	Vinci SA	1,044,738
13,460	Vivendi SE	123,456
558	Wendel SE	55,349
	Total France	136,458,170
Germany - 6.5%
3,300	adidas AG	777,752
7,818	Allianz SE, Class Registered Shares	2,416,595

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
224,411	BASF SE	$10,058,877
20,715	Bayer AG, Class Registered Shares	424,615
7,046	Bayerische Motoren Werke AG	514,316
1,745	Bechtle AG	57,362
18,743	Beiersdorf AG	2,430,897
2,724	Brenntag SE	175,538
812	Carl Zeiss Meditec AG	48,575
20,596	Commerzbank AG	315,964
122,224	Continental AG	8,011,076
3,763	Covestro AG*	229,104
6,613	CTS Eventim AG & Co. KGaA	583,955
10,445	Daimler Truck Holding AG	395,304
3,745	Delivery Hero SE, Class A Shares*(c)	153,301
39,046	Deutsche Bank AG, Class Registered Shares	663,796
33,900	Deutsche Boerse AG	7,938,061
12,614	Deutsche Lufthansa AG, Class Registered Shares	84,662
184,740	Deutsche Post AG	6,788,628
252,915	Deutsche Telekom AG, Class Registered Shares	8,087,737
1,070	Deutsche Wohnen SE	28,007
47,544	Douglas AG*(a)	914,963
556	DWS Group GmbH & Co. KGaA(c)	23,168
44,240	E.ON SE	569,804
5,426	Evonik Industries AG	99,609
102,610	Evotec SE*(a)	958,928
460	Fielmann Group AG	18,982
89,732	Fraport AG Frankfurt Airport Services Worldwide*	4,927,543
3,998	Fresenius Medical Care AG	175,982
8,208	Fresenius SE & Co. KGaA*	288,823
1,739	FUCHS SE	71,467
52,578	GEA Group AG	2,630,156
1,199	Hannover Rueck SE	313,227
2,576	Heidelberg Materials AG	325,032
1,871	Henkel AG & Co. KGaA	142,060
114,463	Henkel AG & Co. KGaA	9,770,727
4,380	HOCHTIEF AG	545,211
234,033	Infineon Technologies AG	7,622,826
1,385	KION Group AG	49,425
29,292	Knorr-Bremse AG	2,234,405
1,581	LEG Immobilien SE	146,883
16,760	Mercedes-Benz Group AG	938,007
3,566	Merck KGaA	533,266
1,078	MTU Aero Engines AG	366,997
2,641	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,380,874
1,155	Nemetschek SE	119,827
2,113	Puma SE	98,742
86	Rational AG	80,392
12,629	Rheinmetall AG	8,308,559
14,170	RWE AG	477,205
71,613	SAP SE	17,024,030
2,389	Sartorius AG	549,582
25,058	Schott Pharma AG & Co. KGaA	730,991
1,441	Scout24 SE(c)	129,549
38,602	Siemens AG, Class Registered Shares	7,458,637

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
12,675	Siemens Energy AG*	$683,130
70,524	Siemens Healthineers AG(c)	3,824,857
24,504	Symrise AG, Class A Shares	2,706,025
1,159	Talanx AG	98,265
959	Traton SE	29,096
193,185	TUI AG*	1,532,532
4,199	Volkswagen AG	360,090
13,982	Vonovia SE	464,752
398	Wacker Chemie AG	29,761
45,655	Zalando SE*(c)	1,418,481
	Total Germany	131,356,990
Greece - 0.1%
186,811	National Bank of Greece SA	1,315,487

Hong Kong - 2.2%
1,624,089	AIA Group Ltd.	12,219,076
449,200	ASMPT Ltd.	4,474,796
26,400	Bank of East Asia Ltd.	33,216
461,500	BOC Hong Kong Holdings Ltd.	1,424,694
37,100	Budweiser Brewing Co. APAC Ltd.(c)	35,920
24,000	Cathay Pacific Airways Ltd.	29,981
38,600	Chow Tai Fook Jewellery Group Ltd.	36,054
39,000	CK Asset Holdings Ltd.	161,083
1,424,500	CK Hutchison Holdings Ltd.	7,425,040
13,500	CK Infrastructure Holdings Ltd.	92,876
218,242	CLP Holdings Ltd.	1,836,917
7,500	DFI Retail Group Holdings Ltd.	19,163
47,800	ESR Group Ltd.(b)(c)	70,001
50,000	First Pacific Co., Ltd.	28,737
128,545	Galaxy Entertainment Group Ltd.	577,716
15,000	Hang Lung Group Ltd.	19,532
44,957	Hang Lung Properties Ltd.	37,235
14,200	Hang Seng Bank Ltd.	170,249
24,000	Henderson Land Development Co., Ltd.	75,342
210,000	Hong Kong & China Gas Co., Ltd.	160,141
25,300	Hong Kong Exchanges & Clearing Ltd.	965,596
24,400	Hongkong Land Holdings Ltd.	111,059
133,300	Hutchison Port Holdings Trust, Class U Shares	21,074
8,000	HUTCHMED China Ltd.*	27,603
10,000	Hysan Development Co., Ltd.	16,268
73,000	Jardine Matheson Holdings Ltd.	3,189,691
12,000	Kerry Properties Ltd.	24,079
1,471,310	Link REIT	6,430,748
28,400	Man Wah Holdings Ltd.	17,724
26,500	MTR Corp., Ltd	93,533
24,000	New World Development Co., Ltd.(b)	19,854
18,000	NWS Holdings Ltd.	18,310
3,000	Orient Overseas International Ltd.	38,730
93,000	PCCW Ltd.	50,708
28,000	Power Assets Holdings Ltd.	183,140
286,958	Prudential PLC	2,340,836
34,000	Shangri-La Asia Ltd.	23,645
76,000	Sino Land Co., Ltd.	74,454
28,000	SITC International Holdings Co., Ltd.	72,732

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Hong Kong - (continued)
73,000	SJM Holdings Ltd.*	$25,737
28,000	Sun Hung Kai Properties Ltd.	279,994
3,000	Swire Pacific Ltd., Class A Shares	24,882
42,500	Swire Pacific Ltd., Class B Shares	56,878
22,400	Swire Properties Ltd.	45,082
119,594	Techtronic Industries Co., Ltd.	1,686,978
136,000	United Energy Group Ltd.	5,168
3,600	VTech Holdings Ltd.	24,711
21,000	Wharf Holdings Ltd.	57,632
33,000	Wharf Real Estate Investment Co., Ltd.	88,445
51,287	Xinyi Glass Holdings Ltd.	54,852
17,500	Yue Yuen Industrial Holdings Ltd.	39,168
	Total Hong Kong	45,037,080
India - 5.6%
90,852	Aarti Industries Ltd.	484,726
408,416	Afcons Infrastructure Ltd.*	2,425,921
107,461	Akums Drugs & Pharmaceuticals Ltd.*	770,031
572,784	ASK Automotive Ltd.	3,064,562
253,435	Axis Bank Ltd.	3,411,130
19,882	Bajaj Finance Ltd.	1,544,132
1,785,723	Bajaj Housing Finance Ltd.*	2,872,851
415,474	Bharat Wire Ropes Ltd.*	1,153,076
182,114	Bharti Airtel Ltd.	3,303,834
50,864	BrainBees Solutions Ltd.*	361,741
237,590	Cello World Ltd.	2,227,318
370,404	CESC Ltd.	762,974
376,349	Cholamandalam Investment & Finance Co., Ltd.	5,505,439
16,519	Cummins India Ltd.	679,512
236,801	DCW Ltd.*	275,711
6,872	Dixon Technologies India Ltd.	1,286,107
26,143	Glenmark Pharmaceuticals Ltd.	473,040
93,620	Godrej Consumer Products Ltd.	1,379,402
30,988	Godrej Properties Ltd.*	1,028,512
26,007	HDFC Bank Ltd.	551,119
2,863	HDFC Bank Ltd., ADR	191,134
41,320	Hindustan Unilever Ltd.	1,218,224
617,320	Honasa Consumer Ltd.*	1,916,252
72,954	Hyundai Motor India Ltd.*	1,648,214
122,654	ICICI Bank Ltd.	1,884,066
32,068	ICICI Bank Ltd., ADR	979,677
452,758	Indus Towers Ltd.*	1,870,798
35,362	Info Edge India Ltd.	3,460,976
36,290	InterGlobe Aviation Ltd.*(c)	1,888,866
292,409	Jio Financial Services Ltd.*	1,131,470
967,247	JM Financial Ltd.	1,563,699
21,397	Kaynes Technology India Ltd.*	1,512,164
119,103	Kotak Mahindra Bank Ltd.	2,479,640
138,065	KPIT Technologies Ltd.	2,247,632
61,602	Larsen & Toubro Ltd.	2,706,974
110,437	LIC Housing Finance Ltd.	833,760
30,152	Mahindra & Mahindra Ltd.	1,061,549
46,854	Maruti Suzuki India Ltd.	6,144,634
84,085	Max Healthcare Institute Ltd.	971,289

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - (continued)
868,164	National Aluminium Co., Ltd.	$2,491,835
166,502	Nippon Life India Asset Management Ltd.(c)	1,348,096
951,864	NTPC Ltd.	4,087,685
9,922	Nuvama Wealth Management Ltd.	775,569
1,708,887	Ola Electric Mobility Ltd.*	1,768,956
471,627	Power Finance Corp., Ltd.	2,745,569
416,989	Power Grid Corp. of India Ltd.	1,624,062
192,234	Redington Ltd.	449,488
231,487	Reliance Industries Ltd.	3,536,437
76,529	SBI Life Insurance Co., Ltd.(c)	1,295,189
19,881	SRF Ltd.	535,269
156,812	Suyog Telematics Ltd.	3,499,030
506,844	Swiggy Ltd.*	2,818,829
55,022	Tata Communications Ltd.	1,143,217
62,912	Tata Consumer Products Ltd.	713,420
198,842	Titan Co., Ltd.	7,621,662
33,235	Trent Ltd.	2,670,156
137,790	Varun Beverages Ltd.	1,017,385
945,672	Zomato Ltd.*	3,134,591
	Total India	112,548,601
Indonesia - 0.7%
15,147,200	Bank Central Asia Tbk PT	9,566,157
3,716,829	Bank Rakyat Indonesia Persero Tbk PT	997,452
538,800	Indo Tambangraya Megah Tbk PT	906,350
7,389,300	Sarana Menara Nusantara Tbk PT	328,889
12,580,400	Telkom Indonesia Persero Tbk PT	2,154,227
	Total Indonesia	13,953,075
Ireland - 1.4%
1,226,147	AIB Group PLC	6,664,147
459,212	Bank of Ireland Group PLC	4,015,800
1,840	DCC PLC	133,941
154,627	Experian PLC	7,365,556
3,789	Glanbia PLC	58,523
16,500	ICON PLC*	3,469,125
8,538	James Hardie Industries PLC*	315,498
2,997	Kerry Group PLC, Class A Shares	289,632
2,983	Kingspan Group PLC	224,218
17,806	PDD Holdings Inc., ADR*	1,719,347
62,275	Ryanair Holdings PLC, ADR	2,742,591
4,536	Smurfit WestRock PLC	249,956
5,767	Smurfit WestRock PLC	317,301
	Total Ireland	27,565,635
Israel - 0.3%
1,281	Airport City Ltd.*	21,327
4,825	Amot Investments Ltd.	26,611
725	Azrieli Group Ltd.	58,149
26,588	Bank Hapoalim BM	305,331
30,173	Bank Leumi Le-Israel BM	343,671
43,479	Bezeq The Israeli Telecommunication Corp., Ltd.	62,429
242	Big Shopping Centers Ltd.*	32,066
601	Camtek Ltd.	45,535
133	Delek Group Ltd.	17,869

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Israel - (continued)
442	Elbit Systems Ltd.	$107,288
6,484	Energix-Renewable Energies Ltd.	21,605
2,487	Enlight Renewable Energy Ltd.*	41,579
201	Fattal Holdings 1998 Ltd.*	29,205
1,031	First International Bank Of Israel Ltd.	48,657
2,529	Harel Insurance Investments & Financial Services Ltd.	30,533
16,520	ICL Group Ltd.	74,710
77	Israel Corp., Ltd.	17,955
24,377	Israel Discount Bank Ltd., Class A Shares	160,339
451	Melisron Ltd.	40,036
10,478	Mivne Real Estate KD Ltd.	31,368
2,487	Mizrahi Tefahot Bank Ltd.	107,416
1,227	Nice Ltd.*	223,097
10,344	Nice Ltd., ADR*	1,887,159
620	Nova Ltd.*	111,806
2,394	Phoenix Financial Ltd.	29,952
3,042	Shapir Engineering & Industry Ltd.*	22,496
1,341	Strauss Group Ltd.	25,482
22,520	Teva Pharmaceutical Industries Ltd.*	376,154
13,172	Tower Semiconductor Ltd.*	613,223
56,589	ZIM Integrated Shipping Services Ltd.(a)	1,247,222
	Total Israel	6,160,270
Italy - 2.7%
498,201	A2A SpA	1,124,699
2,745	Amplifon SpA	69,756
316,143	Azimut Holding SpA	7,973,849
141,713	Banca Mediolanum SpA	1,637,664
422,354	Banca Monte dei Paschi di Siena SpA	2,771,560
27,264	Banco BPM SpA	207,288
22,006	BPER Banca SpA	134,187
745	Brunello Cucinelli SpA	73,847
16,447	Buzzi SpA	697,251
10,846	Davide Campari-Milano NV	65,119
19,199	DiaSorin SpA	2,145,569
1,426,854	Enel SpA	10,264,041
44,921	Eni SpA	636,821
6,492	Ermenegildo Zegna NV(a)	52,520
2,353	Ferrari NV	1,025,853
12,171	FinecoBank Banca Fineco SpA	195,477
25,123	Generali	718,547
137,113	Hera SpA	508,798
7,636	Infrastrutture Wireless Italiane SpA(c)	78,667
1,710	Interpump Group SpA	79,660
318,954	Intesa Sanpaolo SpA	1,220,941
9,749	Italgas SpA	58,486
146,988	Iveco Group NV	1,469,174
8,008	Leonardo SpA	215,334
11,373	Mediobanca Banca di Credito Finanziario SpA	165,753
4,382	Moncler SpA	214,753
16,968	Nexi SpA*(c)	100,403
6,281	Pirelli & C SpA(c)	34,092
9,494	Poste Italiane SpA(c)	133,346
9,000	PRADA SpA	62,281

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - (continued)
5,629	Prysmian SpA	$370,929
2,053	Recordati Industria Chimica e Farmaceutica SpA	111,887
408	Reply SpA	65,332
2,493,787	Saipem SpA*	6,437,465
1,813,319	Snam SpA	8,457,296
277,461	Telecom Italia SpA*(a)	71,688
27,129	Terna - Rete Elettrica Nazionale	229,657
31,769	UniCredit SpA	1,219,568
239,898	Unipol Gruppo SpA	2,896,651
	Total Italy	53,996,209
Japan - 14.3%
1,200	ABC-Mart Inc.	24,773
8,500	Acom Co., Ltd.	22,023
16	Activia Properties Inc.	34,345
26,500	Adastria Co., Ltd.	649,585
28	Advance Residence Investment Corp.	55,305
14,800	Advantest Corp.	817,792
14,200	Aeon Co., Ltd.	341,282
2,300	AEON Financial Service Co., Ltd.	19,515
1,600	Aeon Mall Co., Ltd.	21,560
45	AEON REIT Investment Corp.	37,944
3,800	AGC Inc.	119,357
800	Aica Kogyo Co., Ltd.	17,510
3,700	Air Water Inc.	45,925
9,400	Aisin Corp.	99,412
9,600	Ajinomoto Co., Inc.	406,067
30,100	Alfresa Holdings Corp.	435,858
84,900	Alps Alpine Co., Ltd.	877,619
7,100	Amada Co., Ltd.	68,647
1,100	Amano Corp.	31,422
1,000	Amvis Holdings Inc.	5,873
3,400	ANA Holdings Inc.	65,735
2,100	Aozora Bank Ltd.	33,711
1,000	As One Corp.	18,204
578,000	Asahi Group Holdings Ltd.	6,303,061
4,100	Asahi Intecc Co., Ltd.	71,125
25,000	Asahi Kasei Corp.	178,797
12,800	Asics Corp.	257,843
100	ASKUL Corp.	1,248
35,800	Astellas Pharma Inc.	373,013
10,400	Azbil Corp.	83,381
11,500	Bandai Namco Holdings Inc.	243,336
2,600	BayCurrent Inc.	94,437
2,700	Bic Camera Inc.	30,031
15,200	BIPROGY Inc.	474,342
11,200	Bridgestone Corp.	401,526
5,100	Brother Industries Ltd.	90,058
98,700	Calbee Inc.	2,092,623
18,400	Canon Inc.	599,987
800	Canon Marketing Japan Inc.	25,763
6,600	Capcom Co., Ltd.	155,047
5,200	Casio Computer Co., Ltd.	39,539
17,800	Central Japan Railway Co.	367,871

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
310,800	Chiba Bank Ltd.	$2,603,929
13,900	Chubu Electric Power Co., Inc.	147,282
98,600	Chugai Pharmaceutical Co., Ltd.	4,356,092
2,900	Chugin Financial Group Inc.	31,498
87,900	Chugoku Electric Power Co., Inc.	551,867
3,100	Coca-Cola Bottlers Japan Holdings Inc.	49,694
2,300	COMSYS Holdings Corp.	50,261
23,100	Concordia Financial Group Ltd.	139,025
1,300	Cosmo Energy Holdings Co., Ltd.	56,704
600	Cosmos Pharmaceutical Corp.	29,610
101,400	Credit Saison Co., Ltd.	2,432,253
7,900	CyberAgent Inc.	55,003
9,100	Dai Nippon Printing Co., Ltd.	139,227
44,000	Daicel Corp.	390,514
4,200	Daido Steel Co., Ltd.	33,001
5,100	Daifuku Co., Ltd.	106,658
18,000	Dai-ichi Life Holdings Inc.	488,870
96,300	Daiichi Sankyo Co., Ltd.	3,065,056
5,300	Daikin Industries Ltd.	637,842
1,200	Daito Trust Construction Co., Ltd.	133,754
11,700	Daiwa House Industry Co., Ltd.	368,592
377	Daiwa House REIT Investment Corp., Class A Shares	587,362
10	Daiwa Office Investment Corp., Class A Shares	20,057
26,300	Daiwa Securities Group Inc.	174,622
38	Daiwa Securities Living Investments Corp., Class A Shares	23,100
1,500	Denka Co., Ltd.	21,303
40,800	Denso Corp.	582,650
4,900	Dentsu Group Inc.	127,570
500	Dentsu Soken Inc.	18,162
3,600	Dexerials Corp.	58,471
1,200	DIC Corp.	26,209
11,600	Disco Corp.	3,161,974
2,200	DMG Mori Co., Ltd.	37,693
11,900	Dowa Holdings Co., Ltd.	356,622
21,400	East Japan Railway Co.	418,382
8,800	Ebara Corp.	132,327
5,500	Eisai Co., Ltd.	172,561
35,500	Electric Power Development Co., Ltd.	595,425
58,300	ENEOS Holdings Inc.	316,018
4,600	EXEO Group Inc.	53,954
45,000	Ezaki Glico Co., Ltd.	1,322,886
18,900	FANUC Corp.	489,859
3,600	Fast Retailing Co., Ltd.	1,232,824
2,300	Food & Life Cos., Ltd.	53,006
1,200	FP Corp.	22,002
8	Frontier Real Estate Investment Corp.	21,126
2,500	Fuji Electric Co., Ltd.	141,293
1,300	Fuji Oil Holdings Inc.	30,638
800	Fuji Soft Inc.	51,599
23,000	FUJIFILM Holdings Corp.	520,273
5,500	Fujikura Ltd.	196,480
1,100	Fujitsu General Ltd.	15,099
32,400	Fujitsu Ltd.	622,307

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
3,400	Fukuoka Financial Group Inc.	$94,434
400	Fuyo General Lease Co., Ltd.	29,992
853	GLP J-Reit	724,734
1,200	GMO internet group Inc.	20,943
900	GMO Payment Gateway Inc.	47,719
500	Goldwin Inc.	29,749
1,400	GS Yuasa Corp.	24,198
45,800	GungHo Online Entertainment Inc.	920,721
7,300	Gunma Bank Ltd.	53,292
43,000	H.U. Group Holdings Inc.	705,178
9,200	Hachijuni Bank Ltd.	62,525
5,100	Hakuhodo DY Holdings Inc.	39,168
123,100	Hamamatsu Photonics KK	1,465,118
4,000	Hankyu Hanshin Holdings Inc.	109,933
20,700	Hanwa Co., Ltd.	670,248
900	Harmonic Drive Systems Inc.	11,170
5,900	Haseko Corp.	79,448
1,400	Heiwa Corp.	19,822
9,500	Hikari Tsushin Inc.	2,085,822
5,700	Hino Motors Ltd.*	15,135
6,400	Hirogin Holdings Inc.	48,218
17,710	Hirose Electric Co., Ltd.	2,134,162
900	Hisamitsu Pharmaceutical Co., Inc.	25,441
2,200	Hitachi Construction Machinery Co., Ltd.	49,785
88,700	Hitachi Ltd.	2,212,824
95,528	Honda Motor Co., Ltd.	819,968
800	Horiba Ltd.	45,889
2,400	Hoshizaki Corp.	97,386
1,700	House Foods Group Inc.	32,218
7,000	Hoya Corp.	904,098
9,100	Hulic Co., Ltd.	82,188
2,300	Ibiden Co., Ltd.	67,933
24,800	Idemitsu Kosan Co., Ltd.	166,046
65,800	IDOM Inc.	481,684
2,600	IHI Corp.	134,620
2,600	Iida Group Holdings Co., Ltd.	39,072
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	36,868
4,400	INFRONEER Holdings Inc.	35,760
16,600	Inpex Corp.	221,852
2,500	Internet Initiative Japan Inc.	50,456
139	Invincible Investment Corp.	59,137
6,200	Isetan Mitsukoshi Holdings Ltd.	88,677
11,400	Isuzu Motors Ltd.	154,451
1,500	Ito En Ltd.	32,654
27,100	ITOCHU Corp.	1,341,497
200	Itoham Yonekyu Holdings Inc.	5,068
3,200	Iwatani Corp.	39,830
5,500	Iyogin Holdings Inc.	56,913
900	Izumi Co., Ltd.	18,738
81,400	J Front Retailing Co., Ltd.	971,661
2,900	Japan Airlines Co., Ltd.	48,445
1,100	Japan Airport Terminal Co., Ltd.	38,633
20,300	Japan Exchange Group Inc.	245,423

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
100	Japan Hotel REIT Investment Corp., Class A Shares	$45,626
22	Japan Logistics Fund Inc.	38,818
150	Japan Metropolitan Fund Invest	91,717
59,000	Japan Petroleum Exploration Co., Ltd.	427,422
28,500	Japan Post Bank Co., Ltd.	270,273
38,200	Japan Post Holdings Co., Ltd.	383,715
4,100	Japan Post Insurance Co., Ltd.	86,221
21	Japan Prime Realty Investment Corp.	46,414
29	Japan Real Estate Investment Corp.	107,427
1,100	Japan Steel Works Ltd.	47,383
23,700	Japan Tobacco Inc.	670,104
600	Jeol Ltd.	20,995
11,600	JFE Holdings Inc.	132,716
4,900	JGC Holdings Corp.	42,574
500	JMDC Inc.	13,735
70,200	JTEKT Corp.	492,951
1,000	Justsystems Corp.	23,057
2,100	Kadokawa Corp.	60,953
1,500	Kagome Co., Ltd.	29,838
8,300	Kajima Corp.	152,052
44,100	Kakaku.com Inc.	739,981
2,000	Kamigumi Co., Ltd.	45,216
2,100	Kandenko Co., Ltd.	30,998
1,300	Kaneka Corp.	30,114
14,100	Kansai Electric Power Co., Inc.	181,824
2,500	Kansai Paint Co., Ltd.	35,702
9,100	Kao Corp.	396,682
3,100	Kawasaki Heavy Industries Ltd.	115,089
7,300	Kawasaki Kisen Kaisha Ltd.	97,558
30,000	KDDI Corp.	993,539
89	KDX Realty Investment Corp., Class A Shares	87,693
2,000	Keihan Holdings Co., Ltd.	46,459
4,500	Keikyu Corp.	40,108
2,600	Keio Corp.	68,622
3,000	Keisei Electric Railway Co., Ltd.	90,226
1,600	Kewpie Corp.	36,887
10,100	Keyence Corp.	4,383,823
18,900	Kikkoman Corp.	207,901
1,900	Kinden Corp.	39,240
46,500	Kintetsu Group Holdings Co., Ltd.	995,006
15,600	Kirin Holdings Co., Ltd.	218,116
1,300	Kobayashi Pharmaceutical Co., Ltd.	51,824
3,000	Kobe Bussan Co., Ltd.	75,676
7,300	Kobe Steel Ltd.	75,968
3,800	Koei Tecmo Holdings Co., Ltd.	44,024
3,800	Koito Manufacturing Co., Ltd.	49,623
2,000	Kokusai Electric Corp.	33,330
1,800	Kokuyo Co., Ltd.	33,707
262,200	Komatsu Ltd.	7,112,701
1,900	Konami Group Corp.	186,775
115,200	Konica Minolta Inc.	504,079
7,700	Kose Corp.	345,093
1,300	Kotobuki Spirits Co., Ltd.	18,137

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
2,200	K's Holdings Corp.	$20,855
19,400	Kubota Corp.	243,481
81,100	Kuraray Co., Ltd.	1,104,652
2,400	Kurita Water Industries Ltd.	91,714
1,200	Kusuri no Aoki Holdings Co., Ltd.	27,803
23,400	Kyocera Corp.	228,320
6,100	Kyoto Financial Group Inc.	93,008
5,400	Kyowa Kirin Co., Ltd.	89,840
1,200	Kyudenko Corp.	41,317
8,000	Kyushu Electric Power Co., Inc.	79,067
7,600	Kyushu Financial Group Inc.	36,342
63,300	Kyushu Railway Co.	1,673,369
43	LaSalle Logiport REIT	41,312
1,700	Lasertec Corp.	188,854
59,200	Lion Corp.	707,171
5,500	Lixil Corp.	62,893
49,000	LY Corp.	135,052
179,800	M3 Inc.	1,736,613
1,200	Mabuchi Motor Co., Ltd.	17,793
59,100	Macnica Holdings Inc.	695,042
340,500	Makita Corp.	10,687,581
1,600	Mani Inc.	18,481
31,500	Marubeni Corp.	476,529
4,000	Marui Group Co., Ltd.	64,769
1,600	Maruichi Steel Tube Ltd.	34,730
100	Maruwa Co., Ltd.	28,608
3,800	Matsui Securities Co., Ltd.	20,673
7,800	MatsukiyoCocokara & Co.	109,684
12,400	Mazda Motor Corp.	80,465
1,900	McDonald's Holdings Co. Japan Ltd.	78,670
348,200	Mebuki Financial Group Inc.	1,550,014
32,100	Medipal Holdings Corp.	523,873
4,700	MEIJI Holdings Co., Ltd.	100,587
2,200	Mercari Inc.*	28,710
325,200	MINEBEA MITSUMI Inc.	5,341,894
5,900	MISUMI Group Inc.	95,991
24,900	Mitsubishi Chemical Group Corp.	130,985
80,000	Mitsubishi Corp.	1,354,769
344,268	Mitsubishi Electric Corp.	5,915,612
21,400	Mitsubishi Estate Co., Ltd.	303,996
4,000	Mitsubishi Gas Chemical Co., Inc.	75,534
17,300	Mitsubishi HC Capital Inc.	117,636
59,000	Mitsubishi Heavy Industries Ltd.	861,682
7,500	Mitsubishi Logistics Corp.	55,138
2,500	Mitsubishi Materials Corp.	40,127
13,200	Mitsubishi Motors Corp.	34,693
226,400	Mitsubishi UFJ Financial Group Inc.	2,685,128
58,400	Mitsui & Co., Ltd.	1,228,707
3,700	Mitsui Chemicals Inc.	86,002
102,600	Mitsui Fudosan Co., Ltd.	862,983
44	Mitsui Fudosan Logistics Park Inc.	29,781
2,000	Mitsui High-Tec Inc.	9,828
25,300	Mitsui Mining & Smelting Co., Ltd.	792,961

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
7,000	Mitsui OSK Lines Ltd.	$240,586
2,100	Miura Co., Ltd.	52,584
44,000	MIXI Inc.	827,229
50,700	Mizuho Financial Group Inc.	1,281,310
1,100	Money Forward Inc.*	34,705
5,200	MonotaRO Co., Ltd.	92,844
28	Mori Hills REIT Investment Corp., Class A Shares	23,386
1,400	Morinaga & Co., Ltd.	25,642
1,100	Morinaga Milk Industry Co., Ltd.	21,627
26,800	MS&AD Insurance Group Holdings Inc.	592,012
107,800	Murata Manufacturing Co., Ltd.	1,814,334
402,300	Nabtesco Corp.	6,497,680
1,600	Nagase & Co., Ltd.	32,940
3,500	Nagoya Railroad Co., Ltd.	40,804
78,200	Namura Shipbuilding Co., Ltd.(a)	807,212
2,700	Nankai Electric Railway Co., Ltd.	43,521
5,100	NEC Corp.	436,048
1,200	NEC Networks & System Integration Corp.	26,354
1,300	NET One Systems Co., Ltd.	39,054
8,100	Nexon Co., Ltd.	113,364
95,000	Nextage Co., Ltd.(a)	919,934
46,000	NGK Insulators Ltd.	607,299
2,000	NH Foods Ltd.	68,954
53,500	NHK Spring Co., Ltd.	622,757
2,100	Nichirei Corp.	60,630
20,700	NIDEC Corp.	382,240
1,800	Nifco Inc.	43,276
2,800	Nihon Kohden Corp.	39,899
4,300	Nihon M&A Center Holdings Inc.	18,020
6,300	Nikon Corp.	74,657
20,800	Nintendo Co., Ltd.	1,220,653
10	Nippon Accommodations Fund Inc., Class A Shares	38,846
141	Nippon Building Fund Inc.	118,348
1,800	Nippon Electric Glass Co., Ltd.	41,253
149,000	NIPPON EXPRESS HOLDINGS Inc.	7,738,344
2,400	Nippon Kayaku Co., Ltd.	20,238
19,300	Nippon Paint Holdings Co., Ltd.	132,262
41	Nippon Prologis REIT Inc.	64,793
3,900	Nippon Sanso Holdings Corp.	114,226
1,300	Nippon Shinyaku Co., Ltd.	37,759
2,400	Nippon Shokubai Co., Ltd.	29,181
16,500	Nippon Steel Corp.	337,993
556,400	Nippon Telegraph & Telephone Corp.	571,123
8,700	Nippon Yusen KK	279,523
2,600	Nipro Corp.	24,030
1,200	Nishi-Nippon Railroad Co., Ltd.	18,430
2,200	Nissan Chemical Corp.	76,545
34,300	Nissan Motor Co., Ltd.	83,620
4,300	Nisshin Seifun Group Inc.	52,608
4,200	Nissin Foods Holdings Co., Ltd.	112,027
3,400	Niterra Co., Ltd.	105,656
1,500	Nitori Holdings Co., Ltd.	193,006
104,900	Nitto Denko Corp.	1,669,830

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
300	Noevir Holdings Co., Ltd.	$9,894
26,900	NOF Corp.	402,549
1,500	NOK Corp.	22,571
55,800	Nomura Holdings Inc.	339,657
2,200	Nomura Real Estate Holdings Inc.	54,808
504	Nomura Real Estate Master Fund Inc.	477,661
80,300	Nomura Research Institute Ltd.	2,462,620
1,800	North Pacific Bank Ltd.	5,259
1,200	NS Solutions Corp.	32,851
22,800	NS United Kaiun Kaisha Ltd.	609,996
1,429,800	NSK Ltd.	6,300,259
13,000	NTT Data Group Corp.	252,496
13,400	Obayashi Corp.	191,713
700	OBIC Business Consultants Co., Ltd.	33,425
6,800	Obic Co., Ltd.	223,328
6,700	Odakyu Electric Railway Co., Ltd.	71,743
229,900	Oji Holdings Corp.	849,298
1,000	OKUMA Corp.	20,643
847,000	Olympus Corp.	13,388,649
3,400	Omron Corp.	108,603
9,000	Ono Pharmaceutical Co., Ltd.	103,983
1,300	Open House Group Co., Ltd.	48,190
700	Oracle Corp. Japan	71,796
600	Organo Corp.	34,284
21,500	Oriental Land Co., Ltd.	502,741
21,800	ORIX Corp.	491,703
55	Orix JREIT Inc.	61,312
7,800	Osaka Gas Co., Ltd.	171,406
1,500	OSG Corp.	17,600
4,400	Otsuka Corp.	109,834
9,600	Otsuka Holdings Co., Ltd.	558,220
700	PALTAC Corp.	20,179
8,300	Pan Pacific International Holdings Corp.	211,690
40,500	Panasonic Holdings Corp.	398,840
1,700	Park24 Co., Ltd.	20,440
2,300	Penta-Ocean Construction Co., Ltd.	9,440
29,700	PeptiDream Inc.*	585,796
4,366,200	Persol Holdings Co., Ltd.	6,752,776
1,700	Pola Orbis Holdings Inc.	15,533
1,600	Rakus Co., Ltd.	21,888
1,400	Rakuten Bank Ltd.*	40,282
27,400	Rakuten Group Inc.	157,675
86,600	Recruit Holdings Co., Ltd.	6,031,079
1,700	Relo Group Inc.	20,110
363,700	Renesas Electronics Corp.	4,795,487
4,100	Rengo Co., Ltd.	24,322
970,400	Resona Holdings Inc.	8,188,626
3,900	Resonac Holdings Corp.	106,581
1,200	Resorttrust Inc.	23,975
10,800	Ricoh Co., Ltd.	123,158
1,600	Rinnai Corp.	34,158
6,900	Rohm Co., Ltd.	65,536
156,200	Rohto Pharmaceutical Co., Ltd.	3,102,856

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
2,200	Rorze Corp.	$24,584
5,000	Ryohin Keikaku Co., Ltd.	102,863
146,800	Sankyo Co., Ltd.	2,086,806
1,000	Sankyu Inc.	34,648
3,800	Sanrio Co., Ltd.	125,691
78,000	Santen Pharmaceutical Co., Ltd.	898,702
31,100	Sanwa Holdings Corp.	939,605
1,100	Sapporo Holdings Ltd.	65,083
2,100	Sawai Group Holdings Co., Ltd.	30,557
5,400	SBI Holdings Inc.	136,821
1,100	SBI Sumishin Net Bank Ltd.	26,188
1,500	SCREEN Holdings Co., Ltd.	94,613
2,800	SCSK Corp.	56,778
8,000	Secom Co., Ltd.	279,799
31,700	Sega Sammy Holdings Inc.	558,057
3,900	Seibu Holdings Inc.	81,084
5,700	Seiko Epson Corp.	101,578
2,300	Seino Holdings Co., Ltd.	37,941
7,300	Sekisui Chemical Co., Ltd.	118,264
10,700	Sekisui House Ltd.	253,783
87	Sekisui House REIT Inc.	42,525
333,200	Seven & i Holdings Co., Ltd.	5,745,607
9,900	Seven Bank Ltd.	21,849
9,000	SG Holdings Co., Ltd.	88,266
3,200	Sharp Corp.*	20,583
200	SHIFT Inc.*	22,677
3,200	Shikoku Electric Power Co., Inc.	26,330
149,000	Shimadzu Corp.	4,205,586
18,600	Shimamura Co., Ltd.	1,056,323
1,500	Shimano Inc.	210,385
11,600	Shimizu Corp.	92,290
63,300	Shin-Etsu Chemical Co., Ltd.	2,357,643
1,400	Shinko Electric Industries Co., Ltd.*	49,135
13,500	Shionogi & Co., Ltd.	191,490
1,300	Ship Healthcare Holdings Inc.	19,178
7,300	Shiseido Co., Ltd.	131,981
8,200	Shizuoka Financial Group Inc.	73,172
1,000	SHO-BOND Holdings Co., Ltd.	34,749
82,300	SKY Perfect JSAT Holdings Inc.	476,592
5,000	Skylark Holdings Co., Ltd.	76,349
1,100	SMC Corp.	468,431
4,000	Socionext Inc.	64,853
545,500	SoftBank Corp.	704,766
19,600	SoftBank Group Corp.	1,175,101
7,200	Sohgo Security Services Co., Ltd.	54,035
3,700	Sojitz Corp.	75,658
18,300	Sompo Holdings Inc.	484,245
309,600	Sony Group Corp.	6,182,419
1,100	Sotetsu Holdings Inc.	18,085
1,600	Square Enix Holdings Co., Ltd.	64,568
1,900	Stanley Electric Co., Ltd.	32,061
11,500	Subaru Corp.	185,630
2,100	Sugi Holdings Co., Ltd.	35,494

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
7,000	SUMCO Corp.	$56,490
1,200	Sumitomo Bakelite Co., Ltd.	29,299
32,900	Sumitomo Chemical Co., Ltd.	79,810
20,200	Sumitomo Corp.	434,590
15,100	Sumitomo Electric Industries Ltd.	292,122
3,000	Sumitomo Forestry Co., Ltd.	114,151
2,400	Sumitomo Heavy Industries Ltd.	50,986
4,500	Sumitomo Metal Mining Co., Ltd.	111,470
74,500	Sumitomo Mitsui Financial Group Inc.	1,833,925
14,000	Sumitomo Mitsui Trust Group Inc.	353,109
8,200	Sumitomo Realty & Development Co., Ltd.	254,948
3,800	Sumitomo Rubber Industries Ltd.	41,967
17,200	Sundrug Co., Ltd.	424,839
2,300	Suntory Beverage & Food Ltd.	78,390
14,300	Suzuken Co., Ltd.	448,112
35,500	Suzuki Motor Corp.	380,331
11,000	Sysmex Corp.	233,111
9,900	T&D Holdings Inc.	188,093
24,400	Taiheiyo Cement Corp.	622,309
50,600	Taisei Corp.	2,218,124
3,000	Taiyo Yuden Co., Ltd.	42,882
2,900	Takara Holdings Inc.	24,995
1,300	Takasago Thermal Engineering Co., Ltd.	51,966
5,600	Takashimaya Co., Ltd.	44,850
30,900	Takeda Pharmaceutical Co., Ltd.	842,928
800	TBS Holdings Inc.	20,318
35,900	TDK Corp.	464,570
2,100	TechnoPro Holdings Inc.	38,637
4,600	Teijin Ltd.	40,535
28,600	Terumo Corp.	584,632
2,500	THK Co., Ltd.	60,376
4,100	TIS Inc.	100,580
4,300	Tobu Railway Co., Ltd.	73,936
4,100	Toda Corp.	25,909
1,000	Toei Animation Co., Ltd.	24,381
2,000	Toho Co., Ltd.	87,574
1,600	Toho Gas Co., Ltd.	41,886
123,600	Tohoku Electric Power Co., Inc.	1,006,262
3,700	Tokai Carbon Co., Ltd.	22,469
38,000	Tokio Marine Holdings Inc.	1,419,359
5,600	Tokyo Century Corp.	55,464
29,500	Tokyo Electric Power Co. Holdings Inc.*	105,995
8,800	Tokyo Electron Ltd.	1,368,991
7,300	Tokyo Gas Co., Ltd.	216,574
2,500	Tokyo Ohka Kogyo Co., Ltd.	60,036
800	Tokyo Seimitsu Co., Ltd.	38,820
94,300	Tokyo Steel Manufacturing Co., Ltd.	936,739
23,700	Tokyo Tatemono Co., Ltd.	410,677
10,500	Tokyu Corp.	122,977
155,500	Tokyu Fudosan Holdings Corp.	1,023,818
5,600	TOPPAN Holdings Inc.	150,329
30,000	Toray Industries Inc.	191,739
900	Toridoll Holdings Corp.	21,966

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
444,000	Tosoh Corp.	$6,129,384
312,400	TOTO Ltd.	8,573,151
2,700	Toyo Seikan Group Holdings Ltd.	42,907
66,100	Toyo Suisan Kaisha Ltd.	4,649,188
2,500	Toyo Tire Corp.	39,023
700	Toyoda Gosei Co., Ltd.	11,567
1,100	Toyota Boshoku Corp.	14,024
3,100	Toyota Industries Corp.	231,857
237,300	Toyota Motor Corp.	4,060,759
12,900	Toyota Tsusho Corp.	220,691
21,200	Transcosmos Inc.	490,772
2,500	Trend Micro Inc.	137,809
1,800	TS Tech Co., Ltd.	19,918
1,100	Tsumura & Co.	35,677
900	Tsuruha Holdings Inc.	49,927
1,700	UBE Corp.	27,355
1,000	Ulvac Inc.	41,193
7,500	Unicharm Corp.	194,319
62	United Urban Investment Corp.	56,605
1,500	Ushio Inc.	20,481
9,200	USS Co., Ltd.	85,431
44,800	Valor Holdings Co., Ltd.	646,742
2,011	Welcia Holdings Co., Ltd.	26,111
9,500	West Japan Railway Co.	179,075
700	Workman Co., Ltd.	19,460
5,300	Yakult Honsha Co., Ltd.	108,279
245,700	Yamada Holdings Co., Ltd.	751,062
4,500	Yamaguchi Financial Group Inc.	47,950
7,200	Yamaha Corp.	54,064
17,800	Yamaha Motor Co., Ltd.	155,253
4,600	Yamato Holdings Co., Ltd.	53,287
500	Yamato Kogyo Co., Ltd.	25,859
26,300	Yamazaki Baking Co., Ltd.	496,377
400	Yaoko Co., Ltd.	24,720
5,100	Yaskawa Electric Corp.	134,047
19,700	Yokogawa Electric Corp.	439,906
2,900	Yokohama Rubber Co., Ltd.	58,886
1,000	Zenkoku Hosho Co., Ltd.	35,906
1,600	Zensho Holdings Co., Ltd.	97,002
1,900	Zeon Corp.	17,869
2,000	ZOZO Inc.	63,082
	Total Japan	288,155,590
Jordan - 0.0%
3,552	Hikma Pharmaceuticals PLC	86,942

Luxembourg - 0.2%
9,635	ArcelorMittal SA	243,383
111,552	CVC Capital Partners PLC*(c)	2,732,778
2,450	Eurofins Scientific SE	121,155
434	RTL Group SA	11,172
82,489	Tenaris SA	1,584,164
	Total Luxembourg	4,692,652

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Macau - 0.0%
15,600	MGM China Holdings Ltd.	$19,945
51,600	Sands China Ltd.*	133,356
20,800	Wynn Macau Ltd.	15,623
	Total Macau	168,924
Mexico - 0.2%
3,190	Fresnillo PLC	26,230
540,307	Grupo Mexico SAB de CV, Class B Shares	2,632,240
266,069	Wal-Mart de Mexico SAB de CV	706,923
	Total Mexico	3,365,393
Netherlands - 3.5%
2,072	Aalberts NV	79,570
8,476	ABN AMRO Bank NV(c)	131,344
1,483	Adyen NV*(c)	2,147,716
22,561	Aegon Ltd.	146,013
136,751	Akzo Nobel NV	7,967,716
1,190	Argenx SE*	736,024
3,966	Argenx SE, ADR*	2,445,237
925	ASM International NV	499,842
20,692	ASML Holding NV	14,223,829
3,125	ASR Nederland NV	149,480
1,601	BE Semiconductor Industries NV	189,400
2,527	CTP NV(c)	40,658
117,632	Euronext NV(c)	13,141,293
2,044	EXOR NV	201,661
10,344	Ferrovial SE	426,210
2,585	Heineken Holding NV	163,658
38,423	Heineken NV	2,852,309
1,163	IMCD NV	174,733
134,384	ING Groep NV	2,081,030
2,461	JDE Peet's NV	49,053
18,743	Koninklijke Ahold Delhaize NV	646,237
74,850	Koninklijke KPN NV	290,447
15,931	Koninklijke Philips NV	435,249
1,464	Koninklijke Vopak NV	68,468
5,479	NN Group NV	254,250
2,349	OCI NV*	27,527
177,969	Prosus NV*	7,248,567
4,292	QIAGEN NV*	187,806
167,017	Randstad NV	7,322,961
32,980	Signify NV(c)	738,573
40,729	Stellantis NV	539,855
14,969	Universal Music Group NV	359,932
32,779	Wolters Kluwer NV	5,462,116
	Total Netherlands	71,428,764
New Zealand - 0.1%
15,270	a2 Milk Co., Ltd.*	57,555
39,575	Air New Zealand Ltd.	13,000
27,787	Auckland International Airport Ltd.	127,688
16,704	Contact Energy Ltd.	89,030
11,460	Fisher & Paykel Healthcare Corp., Ltd	260,033
18,829	Fletcher Building Ltd.*	34,739
18,838	Infratil Ltd.	143,236

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
New Zealand - (continued)
1,729	Mainfreight Ltd.	$74,997
14,806	Mercury NZ Ltd.	58,102
23,185	Meridian Energy Ltd.	85,285
8,816	Ryman Healthcare Ltd.*	24,284
40,426	Spark New Zealand Ltd.	70,261
2,994	Xero Ltd.*	340,146
	Total New Zealand	1,378,356
Norway - 1.0%
343	Aker ASA, Class A Shares	17,873
510,134	Aker BP ASA	10,474,724
25,029	AutoStore Holdings Ltd.*(c)	28,048
19,633	DNB Bank ASA	410,332
294,261	Equinor ASA	7,133,894
68,620	Europris ASA(c)	412,176
3,616	Gjensidige Forsikring ASA	64,481
1,419	Kongsberg Gruppen ASA	167,004
8,474	Mowi ASA	154,239
468,031	MPC Container Ships ASA	919,826
26,116	Norsk Hydro ASA	161,605
16,330	Orkla ASA	151,145
1,374	Salmar ASA	71,624
712	Schibsted ASA, Class A Shares	24,444
2,990	Schibsted ASA, Class B Shares	96,195
11,801	Telenor ASA	138,977
14,878	Var Energi ASA	48,921
3,538	Yara International ASA	99,556
	Total Norway	20,575,064
Peru - 0.1%
10,014	Credicorp Ltd.	1,857,297

Philippines - 0.2%
1,197,082	Ayala Land Inc.	584,188
560,504	BDO Unibank Inc.	1,478,550
143,210	SM Investments Corp.	2,139,483
	Total Philippines	4,202,221
Poland - 0.2%
10,677	Allegro.eu SA*(c)	75,785
2,835	Bank Polska Kasa Opieki SA	94,685
11,252	Dino Polska SA*(c)	1,071,874
156,697	InPost SA*	2,743,101
2,917	KGHM Polska Miedz SA	91,497
22	LPP SA	84,840
313	mBank SA*	40,841
11,102	ORLEN SA	139,485
16,303	Powszechna Kasa Oszczednosci Bank Polski SA	224,165
11,748	Powszechny Zaklad Ubezpieczen SA	127,887
729	Santander Bank Polska SA	78,466
	Total Poland	4,772,626
Portugal - 0.4%
57,782	EDP SA	208,817
260,049	Galp Energia SGPS SA	4,272,144
146,606	Jeronimo Martins SGPS SA	2,853,280
	Total Portugal	7,334,241

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Russia - 0.0%
1,187	Novatek PJSC, GDR*(b)(e)	$24
4,413	Novatek PJSC, GDR*(b)(e)@	88
978,392	Sberbank of Russia PJSC(b)(e)@	532
	Total Russia	644
Saudi Arabia - 0.2%
10,025	Jamjoom Pharmaceuticals Factory Co.	419,462
280,200	Saudi National Bank	2,422,757
14,877	United Electronics Co.	392,560
	Total Saudi Arabia	3,234,779
Singapore - 1.0%
4,100	BOC Aviation Ltd.(c)	31,719
67,500	CapitaLand Ascendas REIT	132,149
61,000	CapitaLand Ascott Trust	40,550
102,144	CapitaLand Integrated Commercial Trust	149,641
43,300	CapitaLand Investment Ltd.	88,406
9,100	City Developments Ltd.	35,422
40,900	ComfortDelGro Corp., Ltd	44,577
40,310	DBS Group Holdings Ltd.	1,280,073
68,900	Frasers Logistics & Commercial Trust	46,856
127,100	Genting Singapore Ltd.	72,673
107,766	Hafnia Ltd.	622,639
1,100	Jardine Cycle & Carriage Ltd.	23,216
30,600	Keppel DC REIT	50,773
26,500	Keppel Ltd.	133,278
48,400	Keppel REIT	30,919
41,200	Mapletree Industrial Trust	71,433
70,800	Mapletree Logistics Trust	67,747
828,300	Mapletree Pan Asia Commercial Trust	761,699
73,100	NETLINK NBN TRUST	47,228
28,100	Olam Group Ltd.	25,940
70,500	Oversea-Chinese Banking Corp., Ltd	858,384
14,400	SATS Ltd.	40,468
18,807	Sea Ltd., ADR*	2,140,237
35,865	Seatrium Ltd.*	51,750
121,200	Sembcorp Industries Ltd.	473,128
26,700	Singapore Airlines Ltd.	125,363
17,600	Singapore Exchange Ltd.	167,252
32,500	Singapore Technologies Engineering Ltd.	109,426
149,300	Singapore Telecommunications Ltd.	345,873
423,900	Suntec Real Estate Investment Trust	361,131
467,600	United Overseas Bank Ltd.	12,657,352
8,900	UOL Group Ltd.	35,255
6,300	Venture Corp., Ltd	60,575
35,700	Wilmar International Ltd.	82,200
	Total Singapore	21,265,332
South Africa - 0.1%
21,655	Gold Fields Ltd.	310,900
51,829	Gold Fields Ltd., ADR	751,002
558,426	Growthpoint Properties Ltd.	403,156
56,052	Investec PLC	406,474
2,969	Naspers Ltd., Class N Shares	673,813
	Total South Africa	2,545,345

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - 3.2%
841	Alteogen Inc.*	$171,459
653	Amorepacific Corp.	48,824
217	BGF retail Co., Ltd.	16,848
77,177	BNK Financial Group Inc.	584,916
2,860	Celltrion Inc.	383,855
442	Celltrion Pharm Inc.*	17,999
1,556	Cheil Worldwide Inc.	20,285
192	CJ CheilJedang Corp.	36,312
340	CJ Corp.	23,762
369	CJ ENM Co., Ltd.*	17,128
199	CJ Logistics Corp.	11,703
462	CosmoAM&T Co., Ltd.*	20,591
1,304	Coway Co., Ltd.	61,678
7,276	Daewoo Engineering & Construction Co., Ltd.*	19,457
957	DB Insurance Co., Ltd.	75,016
4,405	DGB Financial Group Inc.	28,039
928	Doosan Bobcat Inc.	25,891
7,872	Doosan Enerbility Co., Ltd.*	119,777
853	Ecopro BM Co., Ltd.*	83,025
1,780	Ecopro Co., Ltd.*	97,540
751	Ecopro Materials Co., Ltd.*	46,023
380	E-MART Inc.	17,534
246	F&F Co., Ltd.	9,455
968	Fila Holdings Corp.	28,238
1,811	GS Engineering & Construction Corp.*	25,267
804	GS Holdings Corp.	24,118
1,293	GS Retail Co., Ltd.(b)	21,487
5,118	Hana Financial Group Inc.	229,242
678	Hanjin Kal Corp.	39,094
1,570	Hankook Tire & Technology Co., Ltd.	42,852
132	Hanmi Pharm Co., Ltd.	26,048
715	Hanmi Science Co., Ltd.	16,904
921	Hanmi Semiconductor Co., Ltd.	49,860
2,894	Hanon Systems	8,256
617	Hanwha Aerospace Co., Ltd.	138,380
1,163	Hanwha Corp.	24,957
107,274	Hanwha Industrial Solutions Co., Ltd.*	2,569,161
9,302	Hanwha Life Insurance Co., Ltd.	17,991
1,525	Hanwha Ocean Co., Ltd.*	38,327
2,349	Hanwha Solutions Corp.	27,429
47,078	Hanwha Systems Co., Ltd.	778,381
942	HD Hyundai Co., Ltd.	52,971
404	HD Hyundai Electric Co., Ltd.	102,049
11,215	HD Hyundai Heavy Industries Co., Ltd.	1,772,466
2,782	HD Hyundai Infracore Co., Ltd.*	15,161
375	HD HYUNDAI MIPO	34,164
24,944	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,713,421
661	HL Mando Co., Ltd.	18,341
2,264	HLB Inc.*	116,700
6,485	HMM Co., Ltd.	84,375
520	Hotel Shilla Co., Ltd.	14,789
17,666	HPSP Co., Ltd.	337,581
442	HYBE Co., Ltd.	62,515

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
192	Hyundai Autoever Corp.	$19,343
1,781	Hyundai Engineering & Construction Co., Ltd.	35,123
714	Hyundai Glovis Co., Ltd.	62,866
36,515	Hyundai Marine & Fire Insurance Co., Ltd.	696,976
1,312	Hyundai Mobis Co., Ltd.	225,535
3,863	Hyundai Motor Co.	559,496
1,989	Hyundai Rotem Co., Ltd.	72,260
1,743	Hyundai Steel Co.	26,475
431	Hyundai Wia Corp.	12,618
6,050	Industrial Bank of Korea	65,033
18,112	ISC Co., Ltd.	669,413
73,807	JB Financial Group Co., Ltd.	1,042,391
6,692	Kakao Corp.	192,805
1,210	Kakao Games Corp.*	15,760
4,512	KakaoBank Corp.	73,442
554	Kakaopay Corp.*	9,857
34,217	Kangwon Land Inc.	443,467
25,806	KB Financial Group Inc.	1,782,629
112	KCC Corp.	19,416
190	KEPCO Plant Service & Engineering Co., Ltd.	6,430
4,913	Kia Corp.	327,718
28,110	Korea Aerospace Industries Ltd.	1,174,825
5,231	Korea Electric Power Corp.	91,347
280	Korea Gas Corp.*	8,989
908	Korea Investment Holdings Co., Ltd.	48,683
192	Korea Zinc Co., Ltd.	162,594
4,102	Korean Air Lines Co., Ltd.	76,485
752	Krafton Inc.*	168,385
1,938	KT&G Corp.	169,375
715	Kum Yang Co., Ltd.*	15,391
404	Kumho Petrochemical Co., Ltd.	28,934
539	L&F Co., Ltd.*	37,862
5,398	LG Chem Ltd.	1,096,202
1,928	LG Corp.	103,674
5,562	LG Display Co., Ltd.	37,928
2,408	LG Electronics Inc.	154,392
771	LG Energy Solution Ltd.*	210,534
212	LG H&H Co., Ltd.	47,492
352	LG Innotek Co., Ltd.	41,008
3,143	LG Uplus Corp.	26,127
460	Lotte Chemical Corp.	21,501
729	Lotte Energy Materials Corp.	12,603
368	Lotte Shopping Co., Ltd.	15,103
10,950	LS Corp.	698,230
344	LS Electric Co., Ltd.	35,770
54,827	LX INTERNATIONAL Corp.	1,125,109
1,776	Meritz Financial Group Inc.	130,031
4,977	Mirae Asset Securities Co., Ltd.	30,630
2,650	NAVER Corp.	393,633
276	NCSoft Corp.	47,039
451	Netmarble Corp.*(c)	17,177
2,677	NH Investment & Securities Co., Ltd.	25,591
66	NongShim Co., Ltd.	16,290

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
292	OCI Holdings Co., Ltd.	$12,489
525	Orion Corp.	38,891
5,618	Pan Ocean Co., Ltd.	14,070
4,592	Park Systems Corp.	674,659
607	Pearl Abyss Corp.*	17,281
9,279	Poongsan Corp.	343,081
1,105	Posco DX Co., Ltd.	16,711
615	POSCO Future M Co., Ltd.	76,305
1,470	POSCO Holdings Inc.	302,786
1,174	Posco International Corp.	39,863
478	S-1 Corp.	21,541
1,358	Samsung Biologics Co., Ltd.*(c)	950,241
1,706	Samsung C&T Corp.	145,736
906	Samsung Card Co., Ltd.	27,772
3,373	Samsung E&A Co., Ltd.*	43,472
1,222	Samsung Electro-Mechanics Co., Ltd.	94,766
16,294	Samsung Electronics Co., Ltd.	548,021
409,754	Samsung Electronics Co., Ltd.	16,190,589
7,340	Samsung Fire & Marine Insurance Co., Ltd.	2,068,452
11,989	Samsung Heavy Industries Co., Ltd.*	100,035
1,557	Samsung Life Insurance Co., Ltd.	119,718
3,630	Samsung SDI Co., Ltd.	664,767
781	Samsung SDS Co., Ltd.	82,761
12,866	Samsung Securities Co., Ltd.	443,953
9,584	Shinhan Financial Group Co., Ltd.	364,672
167	Shinsegae Inc.	16,102
481	SK Biopharmaceuticals Co., Ltd.*	35,771
416	SK Bioscience Co., Ltd.*	14,252
53,623	SK Hynix Inc.	6,213,269
390	SK IE Technology Co., Ltd.*(c)	7,365
748	SK Inc.	73,401
1,264	SK Innovation Co., Ltd.*	104,106
1,723	SK Square Co., Ltd.*	91,044
389	SKC Co., Ltd.*	27,757
841	S-Oil Corp.	34,537
5,428	SOOP Co., Ltd.	430,597
428	Wemade Co., Ltd.*	14,007
12,434	Woori Financial Group Inc.	149,129
15,630	Youngone Corp.	462,589
99,121	Yuhan Corp.	8,222,724
	Total South Korea	64,294,911
Spain - 1.2%
527	Acciona SA	66,962
4,056	ACS Actividades de Construccion y Servicios SA	188,511
1,406	Aena SME SA(c)	303,654
99,570	Amadeus IT Group SA	6,982,982
113,759	Banco Bilbao Vizcaya Argentaria SA	1,075,775
1,336,992	Banco de Sabadell SA	2,519,543
300,572	Banco Santander SA	1,391,102
11,722	Bankinter SA	92,726
1,210,527	CaixaBank SA	6,575,090
11,129	Cellnex Telecom SA(c)	399,787
796	Corp. ACCIONA Energias Renovables SA	17,057

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Spain - (continued)
6,301	EDP Renovaveis SA	$73,774
5,297	Enagas SA	72,640
6,811	Endesa SA	149,395
6,041	Grifols SA*	54,852
4,065	Grifols SA, Class B Shares*	28,565
120,641	Iberdrola SA	1,721,777
25,488	Indra Sistemas SA	448,770
21,067	Industria de Diseno Textil SA	1,159,343
17,097	Logista Integral SA	546,772
21,131	Mapfre SA	54,904
7,067	Merlin Properties Socimi SA	77,508
2,108	Naturgy Energy Group SA	51,927
8,484	Redeia Corp. SA	151,715
23,067	Repsol SA	288,463
82,376	Telefonica SA(a)	373,363
	Total Spain	24,866,957
Sweden - 2.2%
3,827	AAK AB	103,673
6,192	Alfa Laval AB	263,535
89,028	Assa Abloy AB, Class B Shares	2,741,030
50,755	Atlas Copco AB, Class A Shares	810,089
30,046	Atlas Copco AB, Class B Shares	424,383
2,465	Axfood AB	52,868
8,312	Beijer Ref AB, Class B Shares	131,268
243,048	Boliden AB	7,256,097
9,063	Castellum AB*	107,199
662,194	Electrolux AB, Class B Shares*	4,956,892
959,494	Elekta AB, Class B Shares	5,730,411
120,000	Epiroc AB, Class A Shares	2,186,524
7,075	Epiroc AB, Class B Shares	116,666
12,565	EQT AB(a)	380,301
159,178	Essity AB, Class B Shares	4,384,002
3,621	Evolution AB(c)	316,751
13,371	Fastighets AB Balder, Class B Shares*	102,821
4,748	Getinge AB, Class B Shares	74,298
11,780	H & M Hennes & Mauritz AB, Class B Shares	163,566
41,790	Hexagon AB, Class B Shares	356,394
1,763	Holmen AB, Class B Shares	66,422
7,047	Husqvarna AB, Class B Shares	40,693
2,465	Industrivarden AB, Class A Shares	80,953
3,178	Industrivarden AB, Class C Shares	104,164
5,051	Indutrade AB	128,876
2,486	Investment AB Latour, Class B Shares	63,123
9,474	Investor AB, Class A Shares	258,174
35,395	Investor AB, Class B Shares	970,858
1,374	L E Lundbergforetagen AB, Class B Shares	66,650
4,811	Lifco AB, Class B Shares	145,987
27,584	Nibe Industrier AB, Class B Shares	116,832
6,674	Saab AB, Class B Shares	146,114
3,361	Sagax AB, Class B Shares	74,427
8,584	Sagax AB, Class D Shares	25,041
21,464	Sandvik AB	397,161
10,288	Securitas AB, Class B Shares	130,095

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
30,729	Skandinaviska Enskilda Banken AB, Class A Shares	$426,769
6,635	Skanska AB, Class B Shares	138,474
323,447	SKF AB, Class B Shares	6,219,802
3,358	SSAB AB, Class A Shares	15,456
11,605	SSAB AB, Class B Shares	52,571
126,137	Svenska Cellulosa AB SCA, Class B Shares	1,639,043
28,191	Svenska Handelsbanken AB, Class A Shares	293,378
3,604	Sweco AB, Class B Shares	54,150
16,970	Swedbank AB, Class A Shares	332,621
3,729	Swedish Orphan Biovitrum AB*	103,456
9,594	Tele2 AB, Class B Shares	100,780
55,271	Telefonaktiebolaget LM Ericsson, Class B Shares	449,227
52,403	Telia Co. AB	153,668
4,144	Trelleborg AB, Class B Shares	137,138
4,309	Volvo AB, Class A Shares	107,816
30,836	Volvo AB, Class B Shares	767,338
13,221	Volvo Car AB, Class B Shares*(a)	28,862
	Total Sweden	44,494,887
Switzerland - 5.0%
31,793	ABB Ltd., Class Registered Shares	1,810,406
3,384	Adecco Group AG, Class Registered Shares	90,183
43,653	Alcon AG	3,885,915
2,251	Avolta AG*	83,466
651	Bachem Holding AG, Class B Shares	50,478
863	Baloise Holding AG, Class Registered Shares	164,062
621	Banque Cantonale Vaudoise, Class Registered Shares	61,616
4,794	Barry Callebaut AG, Class Registered Shares	7,319,581
200	Belimo Holding AG, Class Registered Shares	133,635
381	BKW AG	65,600
97	Chocoladefabriken Lindt & Spruengli AG	1,122,884
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	227,380
3,758	Clariant AG, Class Registered Shares*	45,281
4,178	Coca-Cola HBC AG*	148,612
43,096	Compania Financiere Richemont SA, Class Registered Shares	5,995,615
755	DKSH Holding AG	56,139
3,454	DSM-Firmenich AG	378,986
50	Emmi AG, Class Registered Shares	43,717
128	EMS-Chemie Holding AG, Class Registered Shares	91,271
347	Flughafen Zurich AG, Class Registered Shares	82,681
1,474	Galderma Group AG*	151,143
4,772	Galenica AG(c)	415,928
657	Geberit AG, Class Registered Shares	395,197
1,503	Georg Fischer AG, Class Registered Shares	116,774
159	Givaudan SA, Class Registered Shares	701,182
1,014,178	Glencore PLC*	4,905,575
718	Helvetia Holding AG, Class Registered Shares	125,673
11,216	Holcim AG*	1,140,229
310,291	Julius Baer Group Ltd.	20,603,235
978	Kuehne + Nagel International AG, Class Registered Shares	233,679
3,022	Logitech International SA, Class Registered Shares	244,986
1,402	Lonza Group AG, Class Registered Shares	836,754
94,820	Nestle SA, Class Registered Shares	8,231,409
23,200	Novartis AG, ADR	2,453,864

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
17,646	Novartis AG, Class Registered Shares	$1,867,228
2,552	Partners Group Holding AG	3,722,703
831	PSP Swiss Property AG, Class Registered Shares	121,182
767	Roche Holding AG	236,368
32,061	Roche Holding AG	9,300,084
8,611	Sandoz Group AG	391,994
8,039	Schindler Holding AG	2,327,348
429	Schindler Holding AG, Class Registered Shares	121,385
27,303	SGS SA, Class Registered Shares	2,709,115
6,253	SIG Group AG*	123,523
10,858	Sika AG, Class Registered Shares	2,817,893
6,114	Sonova Holding AG, Class Registered Shares	2,085,632
12,799	STMicroelectronics NV	326,652
2,131	Straumann Holding AG, Class Registered Shares	277,521
1,638	Swatch Group AG	137,955
577	Swiss Life Holding AG, Class Registered Shares	473,905
1,460	Swiss Prime Site AG, Class Registered Shares	161,453
5,811	Swiss Re AG	857,267
502	Swisscom AG, Class Registered Shares	290,265
273	Tecan Group AG, Class Registered Shares	65,173
1,268	Temenos AG, Class Registered Shares	83,260
257,855	UBS Group AG, Class Registered Shares	8,321,632
507	VAT Group AG(c)	201,694
2,894	Zurich Insurance Group AG	1,839,558
	Total Switzerland	101,273,926
Taiwan - 3.8%
41,000	Accton Technology Corp.	829,860
107,000	Arcadyan Technology Corp.	545,313
4,975	ASPEED Technology Inc.	629,217
141,000	Chicony Electronics Co., Ltd.	683,050
125,678	Chroma ATE Inc.	1,596,962
164,777	Delta Electronics Inc.	1,935,195
92,046	E Ink Holdings Inc.	800,071
9,646	eMemory Technology Inc.	869,972
80,000	Genius Electronic Optical Co., Ltd.	1,100,537
103,000	Getac Holdings Corp.	332,212
65,000	International Games System Co., Ltd.	1,928,250
18,000	King Slide Works Co., Ltd.	813,034
29,000	Lotes Co., Ltd.	1,599,356
122,000	Powertech Technology Inc.	464,315
158,000	Primax Electronics Ltd.	384,416
246,000	Radiant Opto-Electronics Corp.	1,445,787
217,000	Simplo Technology Co., Ltd.	2,518,840
55,000	Sitronix Technology Corp.	351,024
184,000	T3EX Global Holdings Corp.	445,803
1,365,020	Taiwan Semiconductor Manufacturing Co., Ltd.	41,898,568
71,331	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,171,983
174,000	Tripod Technology Corp.	1,015,649
54,000	United Integrated Services Co., Ltd.	713,856
156,000	Wisdom Marine Lines Co., Ltd.	360,546
	Total Taiwan	76,433,816

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Thailand - 0.1%
718,900	Betagro PCL(b)	$410,740
516,700	Com7 PCL, Class F Shares(b)	399,141
1,528,300	Regional Container Lines PCL(b)	1,258,548
15,819,900	Sansiri PCL(b)	830,078
184,600	Thai Beverage PCL	77,922
	Total Thailand	2,976,429
Turkey - 0.1%
118,166	Dogus Otomotiv Servis ve Ticaret AS	729,383
830,312	Is Gayrimenkul Yatirim Ortakligi AS*	475,656
26,461	Turk Traktor ve Ziraat Makineleri AS	593,763
	Total Turkey	1,798,802
United Arab Emirates - 0.0%
2,086,582	Talabat Holding PLC*	908,926

United Kingdom - 9.4%
18,614	3i Group PLC	877,279
5,554	Admiral Group PLC	181,188
30,861	Airtel Africa PLC(c)	41,445
28,631	Amcor PLC	308,353
24,879	Anglo American PLC	797,856
14,338	Anglogold Ashatnti PLC*(b)	357,590
8,722	Ashtead Group PLC	698,349
6,100	Associated British Foods PLC	170,463
29,987	AstraZeneca PLC	4,027,213
55,128	AstraZeneca PLC, ADR	3,727,755
17,733	Auto Trader Group PLC(c)	189,365
54,058	Aviva PLC	332,828
17,600	B&M European Value Retail SA	77,702
361,014	BAE Systems PLC	5,631,777
93,876	Balfour Beatty PLC	538,147
294,776	Barclays PLC	987,675
26,193	Barratt Redrow PLC	142,599
128,092	Beazley PLC	1,265,984
2,125	Berkeley Group Holdings PLC	112,235
329,930	BP PLC	1,616,172
317,505	Bridgepoint Group PLC(c)	1,396,747
40,007	British American Tobacco PLC	1,518,338
19,686	British Land Co. PLC	97,426
125,524	BT Group PLC	254,517
6,697	Bunzl PLC	303,267
7,551	Burberry Group PLC	86,240
4,893,695	Centrica PLC	7,926,469
34,184	Compass Group PLC	1,170,742
34,772	ConvaTec Group PLC(c)	104,168
22,794	Croda International PLC	999,753
198,899	Diageo PLC	5,932,868
2,562	Diploma PLC	145,251
99,485	Drax Group PLC	843,873
27,698	DS Smith PLC	205,327
136,373	easyJet PLC	959,617
3,801	Endeavour Mining PLC	74,576
558,589	Entain PLC	5,718,357
80,047	GSK PLC	1,351,127

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
1,362,812	Haleon PLC	$6,490,524
7,897	Halma PLC	272,213
7,970	Hargreaves Lansdown PLC	110,912
11,183	Howden Joinery Group PLC	116,158
370,826	HSBC Holdings PLC	3,454,097
54,571	IG Group Holdings PLC	664,414
194,258	IMI PLC	4,500,462
17,160	Imperial Brands PLC	561,191
64,643	Inchcape PLC	633,573
25,769	Informa PLC	280,966
3,187	InterContinental Hotels Group PLC	397,226
5,253	Intermediate Capital Group PLC	141,631
43,174	International Consolidated Airlines Group SA	143,823
42,604	Intertek Group PLC	2,554,765
35,713	J Sainsbury PLC	118,624
53,879	JD Sports Fashion PLC	69,714
39,064	JET2 PLC	782,095
55,274	Keller Group PLC	1,045,371
35,487	Kingfisher PLC	111,795
15,726	Land Securities Group PLC	120,549
2,614,690	Legal & General Group PLC	7,365,224
4,054,594	Lloyds Banking Group PLC	2,741,830
59,987	London Stock Exchange Group PLC	8,604,606
2,909,993	M&G PLC	7,341,555
42,602	Marks & Spencer Group PLC	207,716
25,954	Melrose Industries PLC	189,389
554,290	Mondi PLC	8,388,329
97,827	National Grid PLC	1,232,801
1,878,577	NatWest Group PLC	9,620,196
2,307	Next PLC	295,572
108,211	Ocado Group PLC*	434,250
309,651	Patisserie Holdings PLC*(b)(e)	3,941
13,601	Pearson PLC	213,422
454,656	Persimmon PLC	7,274,074
16,219	Phoenix Group Holdings PLC	106,113
38,693	Reckitt Benckiser Group PLC	2,393,239
37,441	RELX PLC	1,765,594
50,268	Rentokil Initial PLC	252,157
14,751	Rightmove PLC	120,797
21,446	Rio Tinto PLC	1,345,663
170,531	Rolls-Royce Holdings PLC*	1,210,195
10,223	RS GROUP PLC	92,907
19,886	Sage Group PLC	331,900
18,102	Schroders PLC	72,507
26,456	Segro PLC	262,645
171,902	Serco Group PLC	342,546
5,218	Severn Trent PLC	178,962
126,014	Shell PLC	4,061,699
1,031,387	Smith & Nephew PLC	13,089,086
6,480	Smiths Group PLC	146,075
16,058	Spirax Group PLC	1,465,655
21,867	SSE PLC	492,738
842,718	St James's Place PLC	9,663,071

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
1,041,057	Standard Chartered PLC	$12,867,254
66,866	Taylor Wimpey PLC	111,497
138,905	Tesco PLC	647,208
40,441	Unilever PLC	2,418,877
49,373	Unilever PLC	2,952,955
8,004	UNITE Group PLC	89,848
13,514	United Utilities Group PLC	192,848
428,044	Vodafone Group PLC	385,721
5,542	Weir Group PLC	156,658
3,697	Whitbread PLC	134,112
12,008	Willis Towers Watson PLC	3,866,576
14,933	Wise PLC, Class A Shares*	167,549
21,276	WPP PLC	232,788
12,330	YuLife Holdings Ltd., Private Placement Class C Shares*(b)(e)@	190,483
200,734	Zigup PLC	969,683
	Total United Kingdom	190,431,252
United States - 2.1%
33,635	Agilent Technologies Inc.	4,640,621
14,211	Analog Devices Inc.	3,098,709
13,838	BeiGene Ltd., ADR*	2,975,170
32,946	Bruker Corp.	1,909,221
13,570	Cadence Design Systems Inc.*	4,163,412
572	Canva Inc., Private Placement*(b)(e)@	757,025
96,195	Codere Online Luxembourg SA Forward Shares*(b)	745,511
24,735	Codere Online Luxembourg SA Founders Shares*(b)	191,696
1,830	Codere Online Luxembourg SA Private Shares*(b)	14,183
145,398	Coupang Inc., Class A Shares*	3,687,293
70,450	CRH PLC	7,209,612
5,678	Estee Lauder Cos., Inc., Class A Shares	409,497
3,546	Flutter Entertainment PLC*	976,837
13,870	GQG Partners Inc.	21,316
133,535	Kenvue Inc.	3,215,523
3,604	Linde PLC	1,661,408
2,799	Mastercard Inc., Class A Shares	1,491,699
820	MSCI Inc., Class A Shares	499,897
992	S&P Global Inc.	518,330
28,500	Samsonite International SA(c)	77,513
190,350	Silvaco Group Inc.*(a)	1,570,387
2,028	Starbucks Corp.	207,789
3,992	Waters Corp.*	1,535,802
	Total United States	41,578,451
Uruguay - 0.6%
11,352	Globant SA*	2,585,532
4,496	MercadoLibre Inc.*	8,925,324
	Total Uruguay	11,510,856
Vietnam - 0.1%
796,000	Asia Commercial Bank JSC	792,104
85,800	FPT Corp.	489,014
	Total Vietnam	1,281,118
	TOTAL COMMON STOCKS
	(Cost - $1,495,492,115)	1,827,916,012

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 6.8%
United States - 6.8%
1,409,871	iShares Core MSCI Emerging Markets	$76,570,094
806,441	iShares MSCI EAFE Value	44,152,645
33,178	Vanguard FTSE All World ex-US Small-Capital	3,990,318
250,412	Vanguard FTSE Developed Markets	12,595,724
	Total United States	137,308,781
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $133,096,056)	137,308,781
PREFERRED STOCKS - 0.4%
Germany - 0.4%
111,125	Dr Ing hc F Porsche AG(a)(c)	6,936,911

United States - 0.0%
31	Canva Inc., Series A, Private Placement*(b)(e)@	41,028
1	Canva Inc., Series A-3, Private Placement*(b)(e)@	1,323
	Total United States	42,351
	TOTAL PREFERRED STOCKS
	(Cost - $8,464,789)	6,979,262
WARRANTS - 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(b)(e)	–

United States - 0.0%
915	Codere Online Luxembourg SA*	759
	TOTAL WARRANTS
	(Cost - $0)	759
RIGHT - 0.0%
Singapore - 0.0%
2,631	Keppel DC REIT*(b)
	(Cost - $0)	373
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,637,052,960)	1,972,205,187

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.7%
		BNP Paribas SA - Paris:
24,359	CHF	0.270% due 12/2/24	$27,654
430,306	CAD	2.580% due 12/2/24	307,395
141,126	AUD	3.020% due 12/2/24	92,028
		Brown Brothers Harriman - Grand Cayman:
1	CHF	0.270% due 12/2/24	1
882,540	SEK	1.570% due 12/2/24	81,001
363,454	DKK	1.750% due 12/2/24	51,509
26,759	NZD	2.410% due 12/2/24	15,848
2,026,243	NOK	3.240% due 12/2/24	183,546
26,274	ZAR	6.150% due 12/2/24	1,458
420,007	EUR	Citibank - London, 2.120% due 12/2/24	443,947
$14,828,976		Citibank - New York, 3.930% due 12/2/24	14,828,976
1,433,789	HKD	Hong Kong & Shanghai Bank - Hong Kong, 2.680% due 12/2/24	184,293
88,815	SGD	Hong Kong & Shanghai Bank - Singapore, 1.620% due 12/2/24	66,319
17,717,920		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	17,717,920
241,820	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	307,729
66,539,946	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 12/2/24	444,786
		TOTAL TIME DEPOSITS
		(Cost - $34,754,410)	34,754,410
U.S. GOVERNMENT AGENCY - 0.2%
4,704,000		Federal Home Loan Bank Discount Notes, 4.432% due 12/2/24(f)
		(Cost - $4,704,000)	4,704,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $39,458,410)	39,458,410

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
12,974,534		Federated Government Obligations Fund, Premier Class, 4.525%(g)
		(Cost - $12,974,534)	12,974,534
		TOTAL INVESTMENTS - 100.3%
		(Cost - $1,689,485,904)	2,024,638,131
		Liabilities in Excess of Other Assets - (0.3)%	(5,825,983)
		TOTAL NET ASSETS - 100.0%	$2,018,812,148

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $5,920,951 and represents 0.29% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $45,865,340 and represents 2.27% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$757,025	0.04%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	41,028	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,323	0.00	%*
Novatek PJSC, GDR	3/19/2020	251,081	88	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	532	0.00	%*
YuLife Holdings Ltd., Private Placement Class C Shares	10/11/2022	243,652	190,483	0.01%
			$990,479	0.05%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	20.3%
Consumer Non-cyclical	17.3
Industrial	15.9
Technology	9.6
Consumer Cyclical	8.8
Basic Materials	5.7
Communications	5.3
Energy	4.6
Utilities	2.9
Diversified	0.2
Exchange Traded Funds (ETFs)	6.8
Short-Term Investments	1.9
Money Market Fund	0.7
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (continued)

At November 30, 2024, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
MSCI EAFE Index December Futures	27	12/24	$3,322,986	$3,147,795	$(175,191)

At November 30, 2024, Destinations International Equity Fund had deposited cash of $655,039 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
7	126,245	Sartorius Stedim Biotech SA, Call	GSC	12/20/24	$230.00	$(96)
181	901,380	KE Holdings Inc., Call	BBH	1/17/25	27.00	(1,448)
145	722,100	KE Holdings Inc., Call	MSC	1/17/25	28.00	(7,105)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $70,016)				$(8,649)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	7,759,356	3/7/2026	GSC	3-Month	1-Month FED + 1.25%	Piraeus Financial Holdings SA	$(1,380,290)
USD	5,609,498	11/10/2025	MSCS	3-Month	1-Month FED + 0.40%	Investcorp Capital PLC	(799,612)
USD	4,719,504	4/1/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(1,812,158)
USD	3,295,847	3/20/2026	MSCS	3-Month	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(1,104,417)
USD	1,680,127	6/8/2026	MSCS	3-Month	1-Month FED + 0.40%	Alef Education Holding PLC	(232,148)
							$(5,328,624)

Schedules of Investments

November 30, 2024 (unaudited)

Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BBH	—	Brown Brothers Harriman & Co.
GSC	—	Goldman Sachs & Co.
MSC	—	Morgan Stanley
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 27.2%
FHLMC - 6.8%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$449,308	2.000% due 5/1/36	$405,470
165,019	2.000% due 6/1/36	148,916
82,805	2.000% due 12/1/40	70,758
531,613	2.000% due 5/1/41	452,714
630,264	2.000% due 12/1/41	534,365
264,874	2.000% due 9/1/50	214,901
467,630	2.000% due 10/1/50	377,984
6,960,143	2.000% due 3/1/51	5,614,459
1,155,826	2.000% due 4/1/51	932,496
451,930	2.000% due 5/1/51	368,640
177,099	2.000% due 8/1/51	143,062
177,776	2.000% due 11/1/51	144,369
707,016	2.000% due 4/1/52	575,484
268,386	2.500% due 5/1/50	228,727
315,489	2.500% due 6/1/50	267,841
1,752,164	2.500% due 7/1/50	1,488,761
468,719	2.500% due 9/1/50	398,411
67,907	2.500% due 10/1/50	57,924
543,910	2.500% due 11/1/50	460,385
165,151	2.500% due 2/1/51	140,874
417,611	2.500% due 3/1/51	351,306
195,012	2.500% due 5/1/51	165,064
267,782	2.500% due 7/1/51	226,811
154,140	2.500% due 8/1/51	130,267
298,238	2.500% due 10/1/51	252,111
5,607,200	2.500% due 12/1/51	4,716,787
7,174,077	2.500% due 1/1/52	6,090,107
1,076,158	2.500% due 4/1/52	909,337
568,051	3.000% due 2/1/33	540,308
301,442	3.000% due 5/1/33	288,054
246,075	3.000% due 3/1/35	231,623
434,530	3.000% due 5/1/35	411,137
3,760,780	3.000% due 3/1/42	3,408,536
108,568	3.000% due 1/1/47	96,701
218,463	3.000% due 2/1/47	194,891
4,941,671	3.000% due 4/1/50	4,290,625
190,555	3.000% due 7/1/50	168,956
713,304	3.000% due 8/1/51	628,532
461,379	3.000% due 9/1/51	407,172
568,424	3.000% due 10/1/51	501,183
7,025,454	3.000% due 1/1/52	6,223,697
7,612,197	3.000% due 5/1/52	6,722,398
6,500,697	3.000% due 6/1/52	5,684,379
3,647,428	3.030% due 1/1/50	2,970,073
741,156	3.500% due 8/1/43	689,569
325,574	3.500% due 1/1/48	300,775
340,446	3.500% due 4/1/50	313,593
2,876,280	3.500% due 8/1/52	2,634,653
590,738	4.000% due 10/1/44	562,193
38,812	4.000% due 4/1/47	37,129
752,590	4.000% due 12/1/47	713,466
5,420,300	4.000% due 3/1/49	5,138,116

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC - (continued)
$651,961	4.000% due 4/1/49	$617,081
142,656	4.000% due 5/1/49	135,762
475,194	4.000% due 7/1/49	452,340
6,823,652	4.000% due 2/1/51	6,468,415
1,352,622	4.000% due 8/1/51	1,281,638
13,010,676	4.350% due 10/1/32	12,770,075
274,963	4.500% due 5/1/48	266,924
983,192	4.500% due 8/1/54	944,292
168,742	5.000% due 8/1/52	166,161
2,060,010	5.000% due 9/1/52	2,027,626
812,639	5.000% due 10/1/52	799,098
789,188	5.000% due 1/1/53	776,598
298,706	5.000% due 4/1/53	294,653
3,359,193	5.000% due 6/1/53	3,333,959
3,987,055	5.000% due 3/1/54	3,945,089
929,879	5.500% due 12/1/37	941,814
605,261	5.500% due 2/1/53	607,407
6,538,817	5.500% due 5/1/53	6,540,693
3,415,377	5.500% due 9/1/53	3,453,521
335,759	6.000% due 11/1/52	340,684
399,903	6.000% due 12/1/52	407,843
163,165	6.000% due 3/1/53	167,128
3,499,751	6.000% due 8/1/53	3,573,379
3,174,694	6.000% due 4/1/54	3,258,726
1,342,526	6.000% due 6/1/54	1,366,790
1,270,821	6.000% due 8/1/54	1,293,789
	TOTAL FHLMC	125,257,575
FNMA - 17.3%
	Federal National Mortgage Association (FNMA):
1,008,207	1.500% due 9/1/51	771,575
236,652	1.500% due 10/1/51	180,704
143,147	1.500% due 11/1/51	109,436
821,221	1.500% due 4/1/52	627,072
484,691	2.000% due 5/1/36	437,399
632,605	2.000% due 6/1/36	570,958
476,908	2.000% due 8/1/36	430,371
304,536	2.000% due 9/1/36	274,815
252,222	2.000% due 12/1/36	227,604
29,451	2.000% due 6/1/37	26,422
329,763	2.000% due 9/1/40	282,347
784,119	2.000% due 12/1/40	670,387
360,838	2.000% due 4/1/41	307,453
110,771	2.000% due 5/1/41	94,378
456,681	2.000% due 10/1/41	387,555
13,841,748	2.000% due 6/1/50	11,199,618
10,545,967	2.000% due 8/1/50	8,564,221
1,193,487	2.000% due 9/1/50	968,574
780,158	2.000% due 12/1/50	632,371
3,604,499	2.000% due 2/1/51	2,925,768
5,531,433	2.000% due 3/1/51	4,462,665
2,803,218	2.000% due 4/1/51	2,257,430
21,522,610	2.000% due 5/1/51	17,401,653

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$136,191	2.000% due 7/1/51	$109,919
155,000	2.000% due 12/1/54 (a)	124,145
225,065	2.250% due 4/1/33	190,172
67,545	2.500% due 6/1/30	64,649
5,524,563	2.500% due 2/1/47	4,739,104
288,702	2.500% due 4/1/50	244,293
288,749	2.500% due 6/1/50	244,425
292,199	2.500% due 7/1/50	248,544
488,146	2.500% due 9/1/50	412,771
5,503,845	2.500% due 10/1/50	4,694,084
9,107,644	2.500% due 11/1/50	7,666,966
283,878	2.500% due 1/1/51	241,706
1,014,005	2.500% due 2/1/51	857,163
4,829,075	2.500% due 5/1/51	4,100,547
1,205,643	2.500% due 6/1/51	1,017,642
404,958	2.500% due 7/1/51	342,769
10,067,097	2.500% due 8/1/51	8,469,557
256,972	2.500% due 9/1/51	217,304
7,894,854	2.500% due 10/1/51	6,658,235
9,325,750	2.500% due 11/1/51	7,882,667
6,183,728	2.500% due 12/1/51	5,203,455
459,842	2.500% due 1/1/52	390,521
6,880,011	2.500% due 2/1/52	5,779,170
663,017	2.500% due 3/1/52	559,267
375,216	2.500% due 4/1/52	317,060
619,378	2.500% due 1/1/57	518,601
255,012	3.000% due 2/1/30	246,825
159,673	3.000% due 10/1/30	154,078
365,795	3.000% due 1/1/31	352,858
878,458	3.000% due 11/1/36	820,066
3,222,576	3.000% due 3/1/43	2,914,502
5,917,786	3.000% due 6/1/43	5,352,048
106,329	3.000% due 11/1/48	94,586
3,750,072	3.000% due 11/1/49	3,331,143
49,897	3.000% due 12/1/49	44,323
200,949	3.000% due 2/1/50	178,360
820,751	3.000% due 8/1/50	729,667
349,281	3.000% due 10/1/50	308,103
2,204,250	3.000% due 11/1/50	1,964,714
475,224	3.000% due 12/1/50	420,766
382,715	3.000% due 5/1/51	340,417
88,234	3.000% due 6/1/51	77,737
741,102	3.000% due 7/1/51	651,955
945,177	3.000% due 8/1/51	832,841
753,700	3.000% due 9/1/51	666,197
1,171,171	3.000% due 10/1/51	1,031,101
1,110,994	3.000% due 11/1/51	978,767
576,793	3.000% due 12/1/51	507,881
282,461	3.000% due 1/1/52	247,838
6,233,186	3.000% due 2/1/52	5,448,396
308,060	3.000% due 4/1/52	270,909
425,258	3.000% due 5/1/52	374,239
3,795,441	3.000% due 4/1/53	3,341,075
176,473	3.500% due 7/1/32	171,789

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$544,281	3.500% due 3/1/33	$528,481
354,789	3.500% due 7/1/37	337,834
602,183	3.500% due 8/1/43	558,029
585,066	3.500% due 3/1/46	539,282
597,719	3.500% due 5/1/47	553,697
737,419	3.500% due 11/1/47	679,282
757,390	3.500% due 2/1/48	702,166
363,984	3.500% due 7/1/50	334,443
153,777	3.500% due 9/1/50	141,724
578,184	3.500% due 1/1/51	530,469
1,267,603	3.500% due 2/1/51	1,162,993
6,554,353	3.500% due 7/1/51	6,013,448
635,329	3.500% due 4/1/52	581,956
74,000	3.500% due 12/1/54 (a)	67,072
912,510	3.500% due 10/1/56	825,235
184,421	3.500% due 2/1/57	166,782
475,000	3.520% due 11/1/32	441,777
247,019	4.000% due 8/1/38	242,015
405,678	4.000% due 11/1/38	394,547
81,829	4.000% due 3/1/46	78,078
510,713	4.000% due 3/1/47	484,923
50,427	4.000% due 12/1/47	47,927
71,994	4.000% due 2/1/48	68,247
782,785	4.000% due 6/1/48	743,560
1,014,380	4.000% due 10/1/48	961,645
105,749	4.000% due 1/1/49	101,032
2,097,014	4.000% due 3/1/49	1,987,325
848,177	4.000% due 4/1/49	798,969
136,303	4.000% due 5/1/49	129,588
35,838	4.000% due 8/1/49	34,196
1,700,385	4.000% due 11/1/49	1,611,860
580,117	4.000% due 4/1/50	549,552
8,634,997	4.000% due 5/1/51	8,184,571
367,637	4.000% due 8/1/51	349,455
2,066,885	4.000% due 10/1/51	1,956,692
421,613	4.000% due 6/1/52	395,892
3,883,304	4.000% due 7/1/52	3,635,471
793,797	4.390% due 4/1/29	788,837
316,457	4.500% due 12/1/37	314,114
200,483	4.500% due 5/1/48	195,275
203,178	4.500% due 6/1/48	197,476
3,387,287	4.500% due 10/1/50	3,298,722
1,137,106	4.500% due 6/1/52	1,093,259
3,642,519	4.500% due 7/1/52	3,503,142
787,631	4.500% due 3/1/53	756,518
4,899,018	4.500% due 10/1/53	4,706,993
120,000	4.750% due 4/1/28	120,467
577,481	5.000% due 7/1/52	568,648
16,667,335	5.000% due 9/1/52	16,396,774
857,560	5.000% due 10/1/52	843,183
130,698	5.000% due 11/1/52	128,515
1,695,353	5.000% due 12/1/52	1,670,380
82,277	5.000% due 3/1/53	80,826
8,244,611	5.000% due 4/1/53	8,109,037

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$380,000	5.000% due 12/1/54 (a)	$372,852
585,000	5.065% due 12/1/28	595,988
308,858	5.500% due 4/1/38	312,822
395,763	5.500% due 10/1/52	397,635
1,168,797	5.500% due 11/1/52	1,172,340
1,315,151	5.500% due 12/1/52	1,317,064
5,737,853	5.500% due 1/1/53	5,734,418
5,526,876	5.500% due 2/1/53	5,531,872
721,029	5.500% due 6/1/53	721,755
7,158,502	5.500% due 7/1/53	7,244,960
710,515	5.500% due 8/1/54	709,848
6,312,000	5.500% due 11/1/54	6,382,046
23,981,000	5.500% due 12/1/54 (a)	23,951,566
420,943	6.000% due 5/1/53	431,348
9,799,297	6.000% due 6/1/54	10,013,526
443,554	6.000% due 9/1/54	449,263
21,835,000	6.000% due 12/1/54 (a)	22,090,533
2,925,000	6.500% due 12/1/54 (a)	2,994,315
1,300,000	7.000% due 12/1/54 (a)	1,346,619
	TOTAL FNMA	318,421,844
GNMA - 3.1%
	Government National Mortgage Association (GNMA):
6,155,000	2.000% due 12/1/54 (a)	5,055,245
6,325,000	2.500% due 12/1/54 (a)	5,403,250
262,000	3.500% due 12/1/54 (a)	239,518
2,885,000	4.000% due 12/1/54 (a)	2,712,630
5,895,000	4.500% due 12/1/41 (a)	5,687,886
2,355,000	5.000% due 12/1/54 (a)	2,320,786
1,900,000	5.500% due 12/1/54 (a)	1,901,659
	Government National Mortgage Association (GNMA) II:
608,944	2.000% due 10/20/50	501,043
1,357,614	2.000% due 12/20/50	1,117,199
583,323	2.500% due 11/20/49	501,777
457,552	2.500% due 3/20/51	391,095
622,937	2.500% due 9/20/51	532,448
5,762,634	2.500% due 10/20/51	4,907,307
192,984	3.000% due 4/20/31	186,169
439,769	3.000% due 6/20/50	385,027
84,589	3.000% due 12/20/50	75,162
2,042,181	3.000% due 4/20/51	1,813,180
773,226	3.000% due 8/20/51	686,256
766,526	3.000% due 9/20/51	680,083
2,014,023	3.000% due 12/20/51	1,786,454
449,764	3.000% due 12/20/52	398,691
103,976	3.500% due 8/20/42	97,198
391,104	3.500% due 10/20/43	365,464
69,887	3.500% due 12/20/43	65,050
313,098	3.500% due 3/20/44	292,035
14,018	3.500% due 7/20/44	13,040
345,935	3.500% due 6/20/46	320,672
288,394	3.500% due 2/20/49	266,383

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$212,075	3.500% due 6/20/49	$195,148
516,632	3.500% due 11/20/49	474,934
455,788	3.500% due 6/20/50	419,715
584,094	3.500% due 9/20/50	538,670
492,226	3.500% due 2/20/51	452,811
2,746,584	3.500% due 10/20/51	2,519,857
4,115,927	3.500% due 2/20/52	3,764,208
936,251	3.500% due 1/20/53	856,242
436,016	4.000% due 10/20/44	418,760
290,259	4.000% due 2/20/45	278,772
197,892	4.000% due 10/20/45	189,753
246,999	4.000% due 2/20/47	235,762
515,165	4.000% due 10/20/48	488,739
424,653	4.000% due 3/20/49	403,711
1,173,216	4.000% due 2/20/52	1,105,036
564,313	4.500% due 2/20/40	559,029
191,257	4.500% due 7/20/49	186,709
195,518	4.500% due 8/20/49	190,156
277,418	4.500% due 8/20/52	268,208
258,039	4.500% due 9/20/52	249,433
1,154,903	4.500% due 10/20/52	1,116,206
252,494	5.000% due 5/20/40	255,311
200,621	5.000% due 6/20/40	202,860
78,577	5.000% due 7/20/40	79,500
2,195,428	6.000% due 10/20/54	2,221,145
	TOTAL GNMA	56,373,382
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $527,623,777)	500,052,801
U.S. GOVERNMENT OBLIGATIONS - 20.5%
	U.S. Treasury Bonds:
3,565,000	2.000% due 11/15/41	2,523,491
7,870,000	3.250% due 5/15/42	6,729,157
7,195,000	3.375% due 8/15/42	6,244,473
33,950,000	3.875% due 2/15/43	31,479,342
6,715,000	3.625% due 2/15/44	5,951,956
12,905,000	3.375% due 5/15/44	11,002,521
980,000	4.625% due 5/15/44	998,222
12,980,000	4.125% due 8/15/44	12,355,337
2,470,000	2.500% due 2/15/45	1,808,214
4,065,000	2.250% due 8/15/46	2,782,937
8,500,000	3.000% due 2/15/48	6,622,031
9,545,000	3.125% due 5/15/48	7,596,105
5,110,000	3.375% due 11/15/48	4,242,697
64,614,000	1.250% due 5/15/50	33,031,384
44,050,000	1.375% due 8/15/50	23,191,637
8,000,000	1.625% due 11/15/50	4,500,312
29,315,000	2.375% due 5/15/51	19,802,511
12,330,000	1.875% due 11/15/51	7,345,019
7,170,000	3.000% due 8/15/52	5,529,022
2,801,600	4.000% due 11/15/52	2,612,164
5,797,000	3.625% due 5/15/53	5,056,977
9,490,000	4.125% due 8/15/53	9,053,682

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - (continued)
$1,430,000	4.250% due 8/15/54	$1,398,495
	U.S. Treasury Inflation Indexed Bonds:
205,719	0.625% due 2/15/43	158,728
189,410	1.375% due 2/15/44	166,085
1,305,535	0.750% due 2/15/45	1,000,909
2,097,212	0.250% due 2/15/50	1,317,254
	U.S. Treasury Inflation Indexed Notes:
934,389	1.375% due 7/15/33	895,793
4,190,270	1.750% due 1/15/34	4,121,352
	U.S. Treasury Notes:
3,700,000	0.375% due 4/30/25	3,639,095
4,150,000	0.375% due 11/30/25	3,989,609
5,000,000	0.750% due 3/31/26	4,773,047
4,650,000	0.750% due 5/31/26	4,414,775
6,755,000	4.375% due 7/31/26	6,769,249
6,800,000	0.875% due 9/30/26	6,403,688
23,000,000	2.625% due 5/31/27	22,177,031
2,945,000	3.750% due 8/15/27	2,916,585
6,123,000	0.625% due 11/30/27	5,525,290
14,100,000	0.750% due 1/31/28	12,698,813
34,460,000	2.375% due 3/31/29	32,101,644
255,000	4.250% due 6/30/29	256,504
8,243,000	3.500% due 2/15/33	7,860,473
10,720,000	3.875% due 8/15/33	10,477,544
7,380,000	4.375% due 5/15/34	7,480,322
22,700,000	3.875% due 8/15/34	22,118,313
4,625,000	4.250% due 11/15/34	4,645,957
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $405,189,830)	377,765,746

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.4%
210,512	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 5.115% due 1/25/61(b)	210,572
	Alternative Loan Trust:
497,938	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	427,643
4,369,590	Series 2005-7CB, Class 2A2, 0.348% (1-Month TSFR + 4.936%) due 3/1/38(c)(d)	161,836
4,369,590	Series 2005-7CB, Class 2A5, 5.152% (1-Month TSFR + 0.564%) due 3/1/38(c)	3,203,724
3,579,094	Series 2006-OA2, Class A1, 5.141% (1-Month TSFR + 0.534%) due 5/20/46(c)	3,187,755
1,984,656	Series 2007-4CB, Class 1A1, 5.302% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,518,216
6,448,207	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,907,726
	Angel Oak Mortgage Trust:
211,961	Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(c)	199,849
323,480	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	273,045
294,713	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	247,893
548,622	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	468,038
457,697	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	379,928
681,067	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	580,413
1,076,226	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	897,352
1,225,265	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(b)	1,124,063
120,000	AREIT Ltd., Series 2024-CRE9, Class A, 6.296% (1-Month TSFR + 1.686%) due 5/17/41(b)(c)	119,926
	BANK:
9,833,766	Series 2017-BNK4, Class XA, 1.492% due 5/15/50(c)(d)	248,984

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$15,132,520	Series 2018-BN10, Class XA, 0.830% due 2/15/61(c)(d)	$279,316
7,430,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	6,188,122
6,423,047	Series 2022-BNK39, Class XA, 0.528% due 2/15/55(c)(d)	160,636
1,033,182	Series 2023-5YR4, Class XA, 1.258% due 12/15/56(c)(d)	35,598
1,682,059	Series 2023-BNK45, Class XA, 1.204% due 2/15/56(c)(d)	99,221
345,000	Series 2024-BNK47, Class A5, 5.716% due 6/15/57	364,149
3,458,210	Series 2024-BNK47, Class XA, 1.042% due 6/15/57(c)(d)	209,404
3,885,277	Series 2024-BNK48, Class XA, 1.353% due 9/15/34(c)(d)	336,938
	BANK5:
347,000	Series 2024-5YR10, Class B, 6.140% due 10/15/57(c)	352,655
12,290,795	Series 2024-5YR8, Class XA, 1.127% due 8/15/57(c)(d)	449,122
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	369,481
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.042% (1-Month TSFR + 3.432%) due 3/15/37(b)(c)	859,955
1,453,645	Series 2020-C7, Class XA, 1.720% due 4/15/53(c)(d)	77,245
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(c)	279,309
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	365,839
2,499,011	Series 2024-C24, Class XA, 1.864% due 2/15/57(c)(d)	260,557
260,000	Series 2024-C26, Class A5, 5.829% due 5/15/57	277,046
3,682,099	Series 2024-C26, Class XA, 1.242% due 5/15/57(c)(d)	283,135
2,428,546	Series 2024-C28, Class XA, 1.329% due 9/15/57(c)(d)	198,005
360,000	BDS LLC, Series 2024-FL13, Class A, 6.187% (1-Month TSFR + 1.576%) due 9/19/39(b)(c)	360,675
1,826,525	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.697% due 2/25/36(c)	1,286,871
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,646,299
2,351,866	Series 2020-B22, Class XA, 1.620% due 1/15/54(c)(d)	166,409
4,415,000	Series 2022-B35, Class A5, 4.592% due 5/15/55(c)	4,193,967
6,211,613	Series 2023-B39, Class XA, 0.723% due 7/15/56(c)(d)	242,635
1,700,100	Series 2023-B40, Class XA, 1.427% due 12/15/56(c)(d)	107,326
360,000	Series 2024-V10, Class A3, 5.277% due 9/15/57	364,406
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	367,026
323,081	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	283,520
	BMO Mortgage Trust:
7,295,210	Series 2024-5C5, Class XA, 1.392% due 2/15/57(c)(d)	337,089
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	365,485
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(c)	238,113
261,000	Series 2024-C9, Class A5, 5.759% due 7/15/57	276,595
3,409,694	Series 2024-C9, Class XA, 1.079% due 7/15/57(c)(d)	231,478
2,910,000	BMP, Series 2024-MF23, Class B, 6.251% (1-Month TSFR + 1.642%) due 6/15/41(b)(c)	2,911,819
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.530% (1-Month TSFR + 1.921%) due 8/15/41(b)(c)	1,415,728
620,000	BPR Trust, Series 2024-PMDW, Class A, 5.358% due 11/5/41(b)(c)	624,661
	BRAVO Residential Funding Trust:
161,886	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	150,198
118,663	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(c)	113,881
357,000	BRSP Ltd., Series 2024-FL2, Class A, 6.556% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	355,586
	BX:
980,000	Series 2021-MFM1, Class D, 6.223% (1-Month TSFR + 1.614%) due 1/15/34(b)(c)	975,122
6,000,000	Series 2024-PALM, Class B, 6.400% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	5,955,041
	BX Commercial Mortgage Trust:
182,227	Series 2021-21M, Class A, 5.453% (1-Month TSFR + 0.844%) due 10/15/36(b)(c)	181,202
475,004	Series 2021-CIP, Class A, 5.644% (1-Month TSFR + 1.035%) due 12/15/38(b)(c)	473,816
1,380,000	Series 2021-VOLT, Class C, 5.824% (1-Month TSFR + 1.214%) due 9/15/36(b)(c)	1,371,375

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$536,000	Series 2021-VOLT, Class E, 6.724% (1-Month TSFR + 2.114%) due 9/15/36(b)(c)	$534,660
220,108	Series 2021-XL2, Class A, 5.412% (1-Month TSFR + 0.803%) due 10/15/38(b)(c)	219,420
280,028	Series 2022-LP2, Class A, 5.622% (1-Month TSFR + 1.013%) due 2/15/39(b)(c)	279,679
240,000	Series 2024-AIRC, Class A, 6.301% (1-Month TSFR + 1.691%) due 8/15/39(b)(c)	240,675
3,426,615	Series 2024-MDHS, Class B, 6.450% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	3,429,827
	BX Trust:
290,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	257,161
1,400,000	Series 2021-ARIA, Class A, 5.623% (1-Month TSFR + 1.014%) due 10/15/36(b)(c)	1,393,026
175,558	Series 2022-PSB, Class A, 7.060% (1-Month TSFR + 2.451%) due 8/15/39(b)(c)	176,435
280,000	Series 2024-PAT, Class A, 6.699% (1-Month TSFR + 2.090%) due 3/15/41(b)(c)	280,875
182,000	BXP Trust, Series 2017-GM, Class B, 3.539% due 6/13/39(b)(c)	171,925
214,062	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	190,394
15,494,907	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.374% due 5/10/50(c)(d)	348,662
240,000	CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 5.598% (1-Month TSFR + 0.988%) due 2/15/39(b)(c)	229,233
866,872	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	762,110
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,399,808
30,734,594	Series 2015-GC35, Class XA, 0.855% due 11/10/48(c)(d)	110,285
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	359,298
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,789,278
2,195,000	Series 2023-SMRT, Class B, 6.048% due 10/12/40(b)(c)	2,223,042
	COLT Mortgage Loan Trust:
466,103	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	393,910
472,669	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	387,568
135,849	Series 2021-2R, Class A1, 0.798% due 7/27/54(b)	119,195
870,477	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	704,123
1,166,433	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	974,204
1,172,030	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	1,053,850
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,044,306
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(b)	2,521,020
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	185,628
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(b)	265,331
505,000	Series 2024-277P, Class A, 6.338% due 8/10/44(b)	522,966
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(c)	260,524
	Connecticut Avenue Securities Trust:
230,000	Series 2024-R02, Class 1M2, 6.534% (SOFR30A + 1.800%) due 2/25/44(b)(c)	231,437
3,383,066	Series 2024-R05, Class 2M1, 5.734% (SOFR30A + 1.000%) due 7/25/44(b)(c)	3,384,112
	Credit Suisse Commercial Mortgage Capital Trust:
1,058,258	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	1,010,928
358,738	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	294,177
430,024	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	356,989
2,668,190	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,332,047
310,824	Series 2021-RPL4, Class A1, 4.100% due 12/27/60(b)(c)	309,769
1,870,470	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3, 3.544% due 11/15/48	1,852,872
1,315,323	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	689,937
	CSMC:
940,272	Series 2010-8R, Class 5A11, 5.760% due 2/26/37(b)(c)	918,404
281,906	Series 2020-NET, Class A, 2.257% due 8/15/37(b)	272,061
181,167	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	168,496
138,952	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	123,533
598,764	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	529,626
685,085	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	584,142

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$541,834	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(c)	$483,365
	Csmc Trust:
1,141,814	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	964,748
1,344,253	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(c)	1,194,487
1,080,000	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 6.605% (1-Month TSFR + 1.996%) due 5/15/35(b)(c)	1,065,825
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.383% due 6/10/50(c)(d)	159,541
2,186,951	Series 2020-C9, Class XA, 1.818% due 9/15/53(c)(d)	101,453
300,000	DC Trust, Series 2024-HLTN, Class A, 5.933% due 4/13/40(b)(c)	302,831
	Deephaven Residential Mortgage Trust:
83,965	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	79,052
183,546	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	161,952
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(b)(c)	169,240
3,778,099	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.245% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,859,514
	Ellington Financial Mortgage Trust:
76,642	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	65,573
204,940	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	169,435
764,620	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(c)	624,640
618,724	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(c)	537,655
319,185	Extended Stay America Trust, Series 2021-ESH, Class A, 5.803% (1-Month TSFR + 1.194%) due 7/15/38(b)(c)	319,385
9,840,260	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 5068, Class UZ, 2.500% due 1/25/51	6,248,594
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
547,125	Series 3835, Class FO, 0.000% due 4/15/41(e)	421,050
3,952,231	Series 4223, Class SB, 0.000% (SOFR30A + 5.293%) due 7/15/43(c)	2,632,390
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	901,208
608,987	Series 4447, Class IO, 5.000% due 3/15/45(d)	127,361
8,484,116	Series 4457, Class A, 2.500% due 4/15/45	7,790,825
683,263	Series 4504, Class DZ, 3.500% due 8/15/45	640,566
137,363	Series 4518, Class CZ, 3.500% due 10/15/45	125,481
9,729,058	Series 4655, Class CZ, 3.000% due 2/15/47	8,409,444
161,375	Series 4751, Class PL, 3.000% due 12/15/47	126,756
3,758,612	Series 4892, Class ES, 1.301% (SOFR30A + 6.036%) due 7/25/45(c)(d)	417,145
7,751,152	Series 4957, Class PB, 2.500% due 3/25/50	6,492,108
321,825	Series 5018, Class LW, 1.000% due 10/25/40	257,737
664,389	Series 5083, Class AI, 2.500% due 3/25/51(d)	93,058
1,399,833	Series 5092, Class WI, 2.500% due 4/25/36(d)	130,762
5,964,078	Series 5131, Class IG, 3.500% due 8/25/51(d)	1,113,808
784,692	Series 5169, Class IO, 3.000% due 9/25/51(d)	126,894
660,570	Series 5178, Class IO, 4.000% due 3/25/45(d)	113,053
511,321	Series 5201, Class PA, 2.500% due 3/25/52	450,226
159,000	Series 5228, Class JL, 2.500% due 10/25/41	129,628
	Federal National Mortgage Association (FNMA), Aces:
32,439,259	Series 2020-M12, Class IO, 1.405% due 7/25/29(c)(d)	1,287,115
10,052,467	Series 2020-M15, Class X1, 1.556% due 9/25/31(c)(d)	636,103
20,658,330	Series 2020-M7, Class X2, 1.329% due 3/25/31(c)(d)	1,052,209
4,445,467	Series 2022-M4, Class A1X, 2.548% due 5/25/30(c)	4,099,804
6,836,247	Series 2022-M5, Class A1, 2.428% due 1/1/34(c)	6,282,039
	Federal National Mortgage Association (FNMA), Interest Strip:
1,127,670	Series 426, Class C38, 2.000% due 3/25/52(d)	146,254
921,697	Series 429, Class C3, 2.500% due 9/25/52(d)	148,076
942,927	Series 437, Class C8, 2.500% due 6/25/52(d)	148,104

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	Federal National Mortgage Association (FNMA), REMICS:
$471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	$433,649
103,681	Series 2011-51, Class TO, 0.000% due 6/25/41(e)	76,912
118,083	Series 2013-2, Class MA, 3.500% due 2/25/43	110,983
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	895,644
1,012,013	Series 2013-72, Class IW, 3.500% due 7/25/33(d)	76,606
555,220	Series 2014-95, Class ZC, 3.000% due 1/25/45	496,145
418,014	Series 2015-55, Class PD, 2.500% due 3/25/43	405,236
534,572	Series 2016-3, Class MI, 5.500% due 2/25/46(d)	79,191
530,659	Series 2016-43, Class GZ, 3.000% due 7/25/46	455,592
816,502	Series 2017-105, Class ZE, 3.000% due 1/25/48	636,627
723,884	Series 2017-22, Class BZ, 3.500% due 4/25/47	659,306
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,130,180
515,637	Series 2018-91, Class BE, 3.500% due 12/25/58	463,091
344,879	Series 2020-35, Class AI, 3.000% due 6/25/50(d)	56,689
633,282	Series 2020-37, Class IM, 4.000% due 6/25/50(d)	129,797
557,704	Series 2020-74, Class HI, 5.500% due 10/25/50(d)	100,964
677,343	Series 2020-77, Class HI, 4.000% due 11/25/50(d)	138,882
1,638,273	Series 2020-99, Class KI, 1.500% due 11/25/35(d)	82,692
897,785	Series 2021-3, Class NI, 2.500% due 2/25/51(d)	134,939
876,407	Series 2021-3, Class TI, 2.500% due 2/25/51(d)	149,015
10,328,369	Series 2021-4, Class GD, 1.000% due 2/25/51	7,824,068
887,130	Series 2021-95, Class GI, 3.000% due 1/25/52(d)	127,673
10,133,920	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,245,075
758,255	Series 2022-3, Class PI, 3.000% due 1/25/52(d)	95,762
8,533,535	Series 2023-36, Class IO, 2.500% due 10/25/52(d)	1,341,918
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,707,847
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,179,682
	Freddie Mac Multifamily Structured Pass-Through Certificates:
102,955,663	Series K064, Class X1, 0.728% due 3/25/27(c)(d)	1,166,158
27,303,317	Series K066, Class X1, 0.880% due 6/25/27(c)(d)	409,692
2,057,859	Series K118, Class X1, 1.047% due 9/25/30(c)(d)	91,576
63,143,946	Series K119, Class X1, 1.020% due 9/25/30(c)(d)	2,713,655
28,815,491	Series K120, Class X1, 1.127% due 10/25/30(c)(d)	1,367,497
40,902,516	Series K121, Class X1, 1.115% due 10/25/30(c)(d)	1,916,680
5,046,040	Series K124, Class X1, 0.808% due 12/25/30(c)(d)	178,942
53,543,105	Series K125, Class X1, 0.671% due 1/25/31(c)(d)	1,528,532
30,536,419	Series K129, Class X1, 1.139% due 5/25/31(c)(d)	1,529,300
30,091,408	Series K130, Class X1, 1.143% due 6/25/31(c)(d)	1,642,211
55,932,293	Series K132, Class X1, 0.607% due 8/25/31(c)(d)	1,570,137
29,985,246	Series K-1519, Class X1, 0.689% due 12/25/35(c)(d)	1,343,981
6,365,000	Series K-158, Class A2, 4.050% due 7/25/33	6,124,630
1,771,346	Series K-162, Class X1, 0.570% due 12/25/33(c)(d)	55,110
2,994,827	Series K-164, Class X1, 0.470% due 5/25/34(c)(d)	76,372
73,500,000	Series K-165, Class X1, 0.599% due 9/25/34(c)(d)	3,606,219
686,000	Series K517, Class A2, 5.355% due 1/25/29(c)	706,885
2,350,604	Series K753, Class X1, 0.400% due 10/25/30(c)(d)	34,203
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,430,324
	Freddie Mac Seasoned Credit Risk Transfer Trust:
274,850	Series 2019-1, Class MA, 3.500% due 7/25/58	261,462
467,889	Series 2019-1, Class MT, 3.500% due 7/25/58	415,564
582,081	Series 2020-1, Class MT, 2.500% due 8/25/59	478,425
5,630,318	Series 2020-2, Class MT, 2.000% due 11/25/59	4,475,873

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$5,301,905	Series 2020-3, Class M5TW, 3.000% due 5/25/60	$4,738,858
	Freddie Mac STACR REMIC Trust:
550,000	Series 2022-DNA4, Class M1B, 8.084% (SOFR30A + 3.350%) due 5/25/42(b)(c)	576,295
245,000	Series 2022-DNA7, Class M1B, 9.734% (SOFR30A + 5.000%) due 3/25/52(b)(c)	268,379
570,000	Series 2022-HQA3, Class M1B, 8.284% (SOFR30A + 3.550%) due 8/25/42(b)(c)	601,625
	Freddie Mac Strips:
663,715	Series 303, Class C10, 3.500% due 1/15/33(d)	58,724
862,759	Series 375, Class C1, 2.500% due 1/25/51(d)	130,816
781,801	Series 386, Class C14, 2.500% due 3/15/52(d)	117,251
2,500,592	Series 389, Class C1, 1.500% due 5/15/37(d)	138,298
1,191,004	Series 389, Class C35, 2.000% due 6/15/52(d)	152,628
1,926,960	Series 405, Class C17, 2.500% due 8/25/52(d)	302,734
	GCAT Trust:
368,943	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	320,727
408,301	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	344,105
543,145	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	464,479
765,759	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	626,562
1,093,627	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	901,529
358,061	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	327,275
	Government National Mortgage Association (GNMA):
627,526	Series 2012-116, Class IB, 4.000% due 9/16/42(d)	149,516
1,170,290	Series 2012-32, Class Z, 3.500% due 3/20/42	1,069,721
688,781	Series 2014-12, Class ZB, 3.000% due 1/16/44	618,820
569,580	Series 2014-46, Class IO, 5.000% due 3/16/44(d)	80,887
1,892,663	Series 2016-37, Class QF, 5.121% (1-Month TSFR + 0.514%) due 3/20/46(c)	1,858,399
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	556,074
428,037	Series 2019-5, Class JI, 5.000% due 7/16/44(d)	62,300
7,538,140	Series 2020-151, Class MI, 2.500% due 10/20/50(d)	1,063,521
22,134,548	Series 2020-173, Class JI, 2.000% due 11/20/50(d)	2,587,721
14,768,219	Series 2021-129, Class IO, 0.982% due 6/16/63(c)(d)	1,031,223
9,857,750	Series 2021-137, Class IQ, 3.000% due 8/20/51(d)	1,573,774
21,054,615	Series 2021-184, Class IO, 0.884% due 12/16/61(c)(d)	1,406,332
783,699	Series 2021-215, Class KA, 2.500% due 10/20/49	688,990
12,763,459	Series 2021-30, Class IB, 2.500% due 2/20/51(d)	1,843,987
16,752,765	Series 2021-35, Class IO, 1.031% due 12/16/62(c)(d)	1,249,785
18,696,671	Series 2021-52, Class IO, 0.721% due 4/16/63(c)(d)	968,215
14,564,411	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(c)(d)	353,389
4,088,671	Series 2021-77, Class EA, 1.000% due 7/20/50	3,089,089
13,728,036	Series 2021-77, Class IT, 2.500% due 5/20/51(d)	1,841,240
19,286,934	Series 2021-79, Class IO, 0.883% due 8/16/63(c)(d)	1,253,115
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(e)	2,401,091
413,064	Series 2022-24, Class GA, 3.000% due 2/20/52	375,956
27,588,896	Series 2022-49, Class IO, 0.762% due 3/16/64(c)(d)	1,487,218
14,672,278	Series 2022-61, Class EI, 3.000% due 7/20/51(d)	2,230,591
7,813,396	Series 2022-64, Class IO, 2.500% due 2/20/50(d)	859,859
30,648,216	Series 2022-80, Class IO, 0.593% due 6/16/64(c)(d)	1,405,426
28,095,199	Series 2022-82, Class IO, 0.539% due 2/16/64(c)(d)	1,242,794
23,959,681	Series 2024-29, Class AI, 0.743% due 10/16/65(c)(d)	1,469,878
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(b)(c)	1,405,965
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 6.507% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	116,084
400,000	Series 2018-TWR, Class E, 7.007% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	76,044
400,000	Series 2018-TWR, Class F, 7.707% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	36,004
400,000	Series 2018-TWR, Class G, 8.832% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	7,504
200,000	Series 2021-IP, Class C, 6.274% (1-Month TSFR + 1.664%) due 10/15/36(b)(c)	196,779

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	GS Mortgage Securities Trust:
$705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	$699,077
9,860,832	Series 2017-GS7, Class XA, 1.222% due 8/10/50(c)(d)	212,560
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(c)	1,352,847
350,000	Series 2018-GS9, Class C, 4.491% due 3/10/51(c)	313,042
4,237,970	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.025% (1-Month TSFR + 0.414%) due 1/25/47(c)	3,965,183
350,000	HIH Trust, Series 2024-61P, Class A, 6.451% (1-Month TSFR + 1.842%) due 10/15/41(b)(c)	349,781
1,595,383	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(b)	1,606,729
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% due 5/10/39(b)(c)	322,582
	Imperial Fund Mortgage Trust:
415,730	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	343,395
784,666	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	656,188
1,255,226	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(b)	1,168,497
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,791,306
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(b)(c)	128,783
292,884	Series 2022-NLP, Class A, 5.206% (1-Month TSFR + 0.597%) due 4/15/37(b)(c)	285,652
	JP Morgan Mortgage Trust:
6,362,992	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,397,603
1,478,607	Series 2021-3, Class B1, 2.937% due 7/25/51(b)(c)	1,226,737
529,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	519,937
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,048,165
	Legacy Mortgage Asset Trust:
296,055	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(b)	295,602
404,370	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(b)	403,081
200,783	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(b)	200,779
2,446,067	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.182% (1-Month TSFR + 0.594%) due 3/25/47(c)	2,062,164
295,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036% due 10/13/33(b)(c)	291,263
	Life Mortgage Trust:
2,403,197	Series 2021-BMR, Class D, 6.123% (1-Month TSFR + 1.514%) due 3/15/38(b)(c)	2,362,643
2,400,000	Series 2022-BMR2, Class D, 7.151% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	2,217,735
6,037,853	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,732,744
360,000	MF1, Series 2024-FL15, Class A, 6.298% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	360,000
200,000	MF1 LLC, Series 2023-FL12, Class A, 6.676% (1-Month TSFR + 2.066%) due 10/19/38(b)(c)	199,930
	MFA Trust:
206,758	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	192,300
291,410	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	255,734
30,471	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.524% (1-Month TSFR + 0.915%) due 4/15/38(b)(c)	30,433
	Morgan Stanley Bank of America Merrill Lynch Trust:
1,822,426	Series 2014-C19, Class XA, 0.999% due 12/15/47(c)(d)	62
174,262	Series 2015-C20, Class A4, 3.249% due 2/15/48	173,850
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,385,385
400,000	Series 2016-C31, Class C, 4.397% due 11/15/49(c)	341,492
	Morgan Stanley Capital I Trust:
13,381,380	Series 2016-UB11, Class XA, 1.568% due 8/15/49(c)(d)	238,591
11,688,703	Series 2016-UB12, Class XA, 0.782% due 12/15/49(c)(d)	112,240
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	367,686

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$20,637,528	Series 2019-L3, Class XA, 0.727% due 11/15/52(c)(d)	$522,930
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	346,489
3,420,000	Series 2021-L7, Class A4, 2.322% due 10/15/54	2,928,118
362,321	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(c)	349,319
798,568	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.141% due 12/15/56(c)(d)	50,415
	New Residential Mortgage Loan Trust:
266,136	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	239,624
154,608	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	144,589
881,782	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	762,373
590,000	NJ Trust, Series 2023-GSP, Class A, 6.697% due 1/6/29(b)(c)	619,145
854,144	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	722,961
2,650,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.455% due 11/5/41(b)(c)	2,553,607
	OBX Trust:
574,586	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	508,041
521,733	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	426,162
1,049,997	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	930,449
1,072,436	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(b)	1,064,211
705,294	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 4.992% due 2/25/61(b)	701,628
	PRPM LLC:
524,634	Series 2021-5, Class A1, step bond to yield, 4.793% due 6/25/26(b)	520,862
412,020	Series 2021-6, Class A1, step bond to yield, 4.793% due 7/25/26(b)	410,269
460,931	Series 2021-8, Class A1, 4.743% due 9/25/26(b)(c)	457,613
1,177,402	Series 2021-9, Class A1, step bond to yield, 5.363% due 10/25/26(b)	1,171,749
185,742	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(b)	168,696
3,000,000	Series 2024-6, Class A1, step bond to yield, 5.699% due 11/25/29(b)	2,999,955
	Rali Trust:
957,293	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	757,851
2,664,938	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,190,259
3,341,088	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,828,527
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	2,953,839
125,239	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	119,191
309,000	ROCK Trust, Series 2024-CNTR, Class A, 5.388% due 11/13/41(b)	309,921
	SG Residential Mortgage Trust:
786,897	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	638,012
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	4,165,540
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 6.559% (1-Month TSFR + 1.950%) due 10/15/41(b)(c)	1,462,502
1,760,000	SMRT, Series 2022-MINI, Class D, 6.560% (1-Month TSFR + 1.950%) due 1/15/39(b)(c)	1,727,000
387,094	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	359,289
	Starwood Mortgage Residential Trust:
129,174	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	119,772
619,027	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(c)	530,365
826,994	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(c)	734,513
810,895	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	702,528
	Towd Point Mortgage Trust:
1,433,365	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,256,959
2,572,734	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	2,430,916
301,353	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	263,275
349,398	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.260% (1-Month TSFR + 1.650%) due 2/15/39(b)(c)	347,446

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$1,105,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799% due 12/10/33(b)(c)	$1,158,777
3,738,953	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.634% due 6/15/50(c)(d)	101,185
173,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	173,802
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,890,484
211,710	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	188,873
367,375	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	309,217
920,326	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	770,015
960,665	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	815,196
1,160,136	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	1,031,491
142,257	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	133,916
248,975	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	226,353
823,715	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(b)	754,966
176,000	VMC Finance LLC, Series 2022-FL5, Class AS, 7.189% (SOFR30A + 2.400%) due 2/18/39(b)(c)	174,447
171,533	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 4.992% due 5/25/51(b)	170,674
283,876	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 4.893% due 2/27/51(b)	283,305
785,042	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 5.240% due 4/25/51(b)	784,957
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,335,489
8,680,483	Series 2017-C38, Class XA, 1.056% due 7/15/50(c)(d)	153,783
564,533	Series 2018-C45, Class ASB, 4.147% due 6/15/51	557,334
352,519	Series 2019-C50, Class A4, 3.466% due 5/15/52	335,520
361,000	Series 2019-JWDR, Class C, 3.139% due 9/15/31(b)(c)	345,586
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	713,415
4,346,718	Series 2024-C63, Class XA, 1.215% due 8/15/57(c)(d)	332,292
5,543	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	5,467
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $406,159,377)	356,232,862
CORPORATE BONDS & NOTES - 18.9%
Basic Materials - 0.4%
94,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	98,001
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(b)	200,954
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	42,086
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
385,000	4.900% due 2/28/33	386,753
330,000	5.250% due 9/8/33	338,570
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	319,632
191,000	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	184,018
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	65,457
200,000	Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	199,212
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	168,338
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(b)	73,013
100,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.375% due 8/1/28	98,155
	Glencore Funding LLC, Company Guaranteed Notes:
200,000	1.625% due 4/27/26(b)	191,470
1,118,000	5.371% due 4/4/29(b)	1,138,191
160,000	6.375% due 10/6/30(b)	170,581
245,000	2.850% due 4/27/31(b)	215,929
648,000	5.634% due 4/4/34(b)	665,169

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(b)	$106,540
157,000	LYB International Finance III LLC, Company Guaranteed Notes, 5.500% due 3/1/34	158,801
55,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(b)	55,454
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	199,428
30,000	NOVA Chemicals Corp., Senior Unsecured Notes, 7.000% due 12/1/31(b)	30,658
420,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	456,638
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,625,887
525,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	463,810
200,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	175,493
91,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	92,575
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	154,298
	Total Basic Materials	8,075,111
Communications - 2.0%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	181,744
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(b)	153,789
	AT&T Inc., Senior Unsecured Notes:
4,123,000	2.250% due 2/1/32	3,473,892
4,385,000	2.550% due 12/1/33	3,613,659
225,000	5.400% due 2/15/34	231,305
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(b)	113,447
210,000	4.750% due 3/1/30(b)	195,133
95,000	4.750% due 2/1/32(b)	85,487
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	349,938
95,000	5.050% due 3/30/29	94,134
69,000	6.100% due 6/1/29	70,991
800,000	6.550% due 6/1/34	838,644
3,965,000	6.384% due 10/23/35	4,077,889
156,000	3.500% due 3/1/42	110,423
380,000	4.800% due 3/1/50	299,988
170,000	3.900% due 6/1/52	115,667
185,000	4.400% due 12/1/61	130,072
	Cisco Systems Inc., Senior Unsecured Notes:
245,000	4.950% due 2/26/31	249,477
215,000	5.350% due 2/26/64	218,902
	Clear Channel Outdoor Holdings Inc.:
50,000	Company Guaranteed Notes, 7.500% due 6/1/29(b)	44,253
45,000	Senior Secured Notes, 9.000% due 9/15/28(b)	47,736
	Comcast Corp., Company Guaranteed Notes:
90,000	4.800% due 5/15/33	89,479
1,075,000	3.750% due 4/1/40	901,285
410,000	2.887% due 11/1/51	264,988
90,000	5.650% due 6/1/54	92,573
35,000	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(b)	28,962
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(b)	38,619
90,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(b)	84,514
	Cox Communications Inc.:
735,000	Company Guaranteed Notes, 5.450% due 9/1/34(b)	726,451
380,000	Senior Unsecured Notes, 2.600% due 6/15/31(b)	325,061

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications - (continued)
$2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(b)	$2,671,915
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(b)	171,505
	Digicel Group Holdings Ltd., Senior Secured Notes:
30,806	zero coupon, due 12/31/30(b)	3,979
670	zero coupon, due 12/31/30(b)(f)	654
81,635	zero coupon, due 12/31/30(b)	1,143
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	93,354
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	51,042
145,000	3.625% due 5/15/30	131,144
	DISH DBS Corp.:
75,000	Company Guaranteed Notes, 5.125% due 6/1/29	49,670
110,000	Senior Secured Notes, 5.750% due 12/1/28(b)	95,871
40,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	43,271
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	32,107
411,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	399,140
99,900	Frontier Communications Holdings LLC, Secured Notes, 5.875% due 11/1/29	100,047
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(b)	127,718
50,000	Gray Television Inc., Senior Secured Notes, 10.500% due 7/15/29(b)	50,885
50,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(b)	46,468
	Level 3 Financing Inc.:
40,000	Company Guaranteed Notes, 3.750% due 7/15/29(b)	31,266
35,000	Secured Notes, 4.500% due 4/1/30(b)	29,259
100,000	Senior Secured Notes, 10.500% due 4/15/29(b)	111,876
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	146,210
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	58,765
20,000	7.375% due 9/1/31(b)	20,715
318,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	334,521
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	178,578
159,000	Motorola Solutions Inc., Senior Unsecured Notes, 5.400% due 4/15/34	162,275
	Netflix Inc., Senior Unsecured Notes:
146,000	5.375% due 11/15/29(b)	150,262
122,000	5.400% due 8/15/54	124,767
	Network i2i Ltd., Company Guaranteed Notes:
200,000	3.975% (5-Year CMT Index + 3.390%) due(c)(g)	194,400
200,000	5.650% (5-Year CMT Index + 4.274%) (c)(g)	197,697
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	58,175
	Paramount Global, Senior Unsecured Notes:
73,000	4.950% due 1/15/31	69,496
295,000	4.375% due 3/15/43	226,843
300,000	5.850% due 9/1/43	273,112
55,000	4.950% due 5/19/50	44,083
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	17,213
125,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(b)	122,164
2,026,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(b)	2,038,753
20,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(b)	6,500

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications - (continued)
	T-Mobile USA Inc., Company Guaranteed Notes:
$295,000	3.875% due 4/15/30	$281,853
2,001,000	2.875% due 2/15/31	1,775,118
210,000	5.050% due 7/15/33	210,634
195,000	5.750% due 1/15/34	204,617
355,000	4.700% due 1/15/35	344,265
473,000	5.500% due 1/15/55	472,421
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(b)	94,883
501,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	490,425
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(b)	67,320
8,526,000	Verizon Communications Inc., Senior Unsecured Notes, 1.750% due 1/20/31	7,132,260
180,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	182,123
50,000	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(b)	50,670
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	67,865
	Total Communications	37,289,799
Consumer Cyclical - 0.9%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(b)	89,779
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(b)	67,914
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(b)	26,761
130,000	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(b)	137,357
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	55,768
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	55,637
	AutoZone Inc., Senior Unsecured Notes:
380,000	6.550% due 11/1/33	416,374
315,000	5.400% due 7/15/34	319,481
160,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(b)	160,404
115,000	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(b)	117,849
140,000	Caesars Entertainment Inc., Senior Unsecured Notes, 6.000% due 10/15/32(b)	137,613
	Carvana Co., Senior Secured Notes:
45,000	12.000% due 12/1/28(b)(h)	47,931
55,000	13.000% due 6/1/30(b)(h)	60,434
60,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Company Guaranteed Notes, 5.250% due 7/15/29	58,242
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(b)	143,444
100,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.600% due 4/20/30	86,216
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,456
88,000	Cummins Inc., Senior Unsecured Notes, 5.450% due 2/20/54	90,263
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	44,724
20,000	4.250% due 9/1/30	17,874
65,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	64,597
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(b)	91,045
213,000	DR Horton Inc., Company Guaranteed Notes, 5.000% due 10/15/34	210,100
95,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	89,000
208,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	177,416
55,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	54,818
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	71,844
81,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.100% due 1/12/32	70,580
174,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	173,977

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical - (continued)
$55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	$50,605
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	70,790
75,000	Home Depot Inc., Senior Unsecured Notes, 5.300% due 6/25/54	75,773
326,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.250% due 6/30/29	329,504
311,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	315,297
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	79,171
65,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	68,382
60,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(b)	56,137
140,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	140,045
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(b)	67,081
20,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	15,391
45,000	Macy's Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 4/1/29(b)	44,016
348,000	Marriott International Inc., Senior Unsecured Notes, 5.350% due 3/15/35	350,886
120,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	113,293
185,000	McDonald's Corp., Senior Unsecured Notes, 5.450% due 8/14/53	185,700
200,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(b)	195,710
	Michaels Cos., Inc.:
45,000	Senior Secured Notes, 5.250% due 5/1/28(b)	32,631
40,000	Senior Unsecured Notes, 7.875% due 5/1/29(b)	21,412
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(b)	95,221
15,000	NCL Corp., Ltd, Senior Unsecured Notes, 6.250% due 3/1/30(b)	14,946
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(b)	84,995
85,000	Senior Secured Notes, 8.375% due 2/1/28(b)	88,942
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	134,064
	O'Reilly Automotive Inc., Senior Unsecured Notes:
83,000	5.750% due 11/20/26	84,658
189,000	4.700% due 6/15/32	185,528
108,000	5.000% due 8/19/34	106,783
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(b)	50,079
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(b)	22,026
	Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
135,000	5.500% due 8/31/26(b)	135,365
176,000	5.375% due 7/15/27(b)	175,735
60,000	6.250% due 3/15/32(b)	61,299
	Sabre GLBL Inc., Senior Secured Notes:
28,000	8.625% due 6/1/27(b)	27,674
12,000	10.750% due 11/15/29(b)	12,072
70,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(b)	68,087
130,000	Six Flags Entertainment Corp./Six Flags Theme Parks Inc., Senior Secured Notes, 6.625% due 5/1/32(b)	133,228
60,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(b)	56,406
1,709,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	1,723,360
	Staples Inc.:
15,000	Secured Notes, 12.750% due 1/15/30(b)	12,380
45,000	Senior Secured Notes, 10.750% due 9/1/29(b)	44,367
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	55,140

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical - (continued)
$535,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	$520,166
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(b)	59,143
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	12,804
1,201,389	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,178,985
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	46,214
85,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)	89,744
	Viking Cruises Ltd., Company Guaranteed Notes:
145,000	5.875% due 9/15/27(b)	143,998
55,000	9.125% due 7/15/31(b)	59,538
3,034,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(b)	2,932,099
	Warnermedia Holdings Inc., Company Guaranteed Notes:
215,000	4.054% due 3/15/29	203,382
670,000	4.279% due 3/15/32	604,592
655,000	5.050% due 3/15/42	553,401
960,000	5.141% due 3/15/52	771,701
70,000	5.391% due 3/15/62	55,806
20,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(b)(f)(i)	10
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	148,525
	Total Consumer Cyclical	16,154,185
Consumer Non-cyclical - 1.6%
	AbbVie Inc., Senior Unsecured Notes:
205,000	4.950% due 3/15/31	207,527
90,000	5.400% due 3/15/54	91,332
191,000	5.500% due 3/15/64	194,400
249,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	206,766
200,000	Adani Ports Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	180,727
60,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(b)	55,468
795,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(b)	768,368
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	143,359
90,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Unsecured Notes, 9.750% due 7/15/27(b)	90,801
	Amgen Inc., Senior Unsecured Notes:
2,280,000	5.250% due 3/2/33	2,317,034
507,000	5.750% due 3/2/63	516,151
335,000	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.750% due 1/23/29	338,312
	BAT Capital Corp., Company Guaranteed Notes:
275,000	5.834% due 2/20/31	286,327
85,000	6.000% due 2/20/34	89,203
188,000	4.540% due 8/15/47	156,064
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	177,687
45,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(b)	37,240
	Bausch Health Cos., Inc.:
35,000	Company Guaranteed Notes, 5.250% due 1/30/30(b)	19,600
110,000	Senior Secured Notes, 4.875% due 6/1/28(b)	91,032
240,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.550% due 2/22/54	248,194
218,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	211,126
89,000	Campbell's Co., Senior Unsecured Notes, 5.400% due 3/21/34	90,608

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
	Cardinal Health Inc., Senior Unsecured Notes:
$405,000	5.000% due 11/15/29	$407,433
399,000	4.900% due 9/15/45	363,718
	Cargill Inc., Senior Unsecured Notes:
530,000	2.125% due 11/10/31(b)	446,582
80,000	4.000% due 6/22/32(b)	76,288
30,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(b)	29,540
394,000	Centene Corp., Senior Unsecured Notes, 3.000% due 10/15/30	343,575
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
75,000	6.000% due 1/15/29(b)	69,850
70,000	4.750% due 2/15/31(b)	56,834
35,000	Secured Notes, 6.875% due 4/15/29(b)	28,202
580,000	Cigna Group, Senior Unsecured Notes, 5.000% due 5/15/29	586,317
355,000	CommonSpirit Health, Senior Secured Notes, 5.205% due 12/1/31	361,272
	Conagra Brands Inc., Senior Unsecured Notes:
460,000	5.300% due 10/1/26	464,672
585,000	4.850% due 11/1/28	586,097
185,000	CSL Finance PLC, Company Guaranteed Notes, 4.250% due 4/27/32(b)	178,218
	CVS Health Corp., Senior Unsecured Notes:
280,000	3.250% due 8/15/29	258,972
90,000	1.750% due 8/21/30	74,966
185,000	1.875% due 2/28/31	152,109
100,000	2.125% due 9/15/31	82,117
157,000	5.300% due 6/1/33	155,800
210,000	4.780% due 3/25/38	190,751
145,000	4.125% due 4/1/40	120,079
450,000	2.700% due 8/21/40	308,019
45,000	5.050% due 3/25/48	39,884
257,000	5.875% due 6/1/53	253,324
55,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	56,876
	Elevance Health Inc., Senior Unsecured Notes:
305,000	4.500% due 10/30/26	304,412
525,000	4.950% due 11/1/31	525,573
357,000	5.125% due 2/15/53	336,014
	Eli Lilly & Co., Senior Unsecured Notes:
140,000	4.200% due 8/14/29	138,759
95,000	4.600% due 8/14/34	93,681
20,000	5.050% due 8/14/54	19,654
171,860	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	169,282
45,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(b)	45,524
400,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	298,981
	Garda World Security Corp.:
115,000	Senior Secured Notes, 4.625% due 2/15/27(b)	112,000
85,000	Senior Unsecured Notes, 6.000% due 6/1/29(b)	80,688
	Gilead Sciences Inc., Senior Unsecured Notes:
200,000	4.800% due 11/15/29	201,093
195,000	5.250% due 10/15/33	200,043
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	296,673

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
	HCA Inc., Company Guaranteed Notes:
$25,000	5.450% due 4/1/31	$25,353
278,000	5.600% due 4/1/34	281,130
160,000	5.450% due 9/15/34	159,837
198,000	5.125% due 6/15/39	187,952
205,000	5.250% due 6/15/49	188,073
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)(f)(i)	2,400
115,000	Humana Inc., Senior Unsecured Notes, 5.875% due 3/1/33	118,765
200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	203,847
113,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	117,875
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	66,782
135,000	3.002% due 6/1/51	93,941
159,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 5.200% due 3/15/31	162,249
192,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	189,251
55,000	Kronos Acquisition Holdings Inc., Senior Secured Notes, 8.250% due 6/30/31(b)	53,276
200,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	194,456
	Laboratory Corp. of America Holdings, Company Guaranteed Notes:
420,000	4.550% due 4/1/32	407,513
427,000	4.800% due 10/1/34	414,896
	LifePoint Health Inc.:
115,000	Senior Secured Notes, 4.375% due 2/15/27(b)	111,418
135,000	Senior Unsecured Notes, 10.000% due 6/1/32(b)	141,279
85,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	81,865
230,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(b)	224,549
15,000	ModivCare Inc., Senior Unsecured Notes, 5.000% due 10/1/29(b)	10,285
895,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	744,276
200,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(b)	186,878
35,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(b)	33,906
	PepsiCo Inc., Senior Unsecured Notes:
10,000	2.750% due 3/19/30	9,172
64,000	1.625% due 5/1/30	55,200
95,000	Performance Food Group Inc., Company Guaranteed Notes, 6.125% due 9/15/32(b)	95,842
	Philip Morris International Inc., Senior Unsecured Notes:
480,000	4.375% due 11/1/27	477,754
620,000	5.125% due 2/15/30	631,259
200,000	5.125% due 2/13/31	203,329
180,000	4.750% due 11/1/31	178,755
375,000	5.375% due 2/15/33	383,636
285,000	5.625% due 9/7/33	296,851
173,000	5.250% due 2/13/34	175,606
85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(b)	84,669
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(b)	59,944
223,373	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	223,654
388,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	327,713
177,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	175,287
	Radiology Partners Inc.:
27,440	Secured Notes, 9.781% due 2/15/30(b)(h)	26,171
86,249	Senior Secured Notes, 7.775% due 1/31/29(b)(h)	85,818

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
	Royalty Pharma PLC, Company Guaranteed Notes:
$49,000	5.150% due 9/2/29	$49,322
5,000	2.150% due 9/2/31	4,179
200,000	5.400% due 9/2/34	199,031
320,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	227,076
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(b)	111,203
155,000	Smith & Nephew PLC, Senior Unsecured Notes, 5.400% due 3/20/34	156,962
	Solventum Corp., Company Guaranteed Notes:
543,000	5.400% due 3/1/29(b)	550,695
140,000	5.450% due 3/13/31(b)	142,066
60,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(b)	60,978
184,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	177,830
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	90,213
100,000	Secured Notes, 6.250% due 2/1/27	100,071
120,000	Senior Secured Notes, 6.125% due 6/15/30	120,614
371,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	319,208
85,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(b)	84,551
	Tyson Foods Inc., Senior Unsecured Notes:
65,000	5.400% due 3/15/29	66,380
80,000	5.700% due 3/15/34	82,587
165,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	162,396
	UnitedHealth Group Inc., Senior Unsecured Notes:
135,000	4.000% due 5/15/29	132,217
380,000	4.950% due 1/15/32	383,714
290,000	4.200% due 5/15/32	280,846
310,000	3.500% due 8/15/39	257,322
241,000	5.500% due 7/15/44	246,737
110,000	5.875% due 2/15/53	117,422
525,000	5.375% due 4/15/54	524,956
85,000	4.950% due 5/15/62	78,714
145,000	6.050% due 2/15/63	157,876
225,000	5.750% due 7/15/64	235,052
203,000	Universal Health Services Inc., Senior Secured Notes, 4.625% due 10/15/29	197,829
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	44,120
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	143,170
184,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	185,927
	Vortex Opco LLC, Senior Secured Notes:
12,540	8.000% due 4/30/30(b)(f)	4,640
2,880	10.842% (3-Month TSFR + 6.250%) due 4/30/30(b)(c)(f)	2,822
90,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	95,312
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	82,800
177,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	177,402
	Total Consumer Non-cyclical	28,978,150
Energy - 2.4%
236,198	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	234,489
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	108,899
520,000	Aker BP ASA, Senior Unsecured Notes, 5.800% due 10/1/54(b)	501,173
	AL Candelaria -spain- SA, Senior Secured Notes:
191,666	7.500% due 12/15/28	190,270
250,000	5.750% due 6/15/33(b)	204,637

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
$105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	$106,435
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(b)	51,843
	BP Capital Markets America Inc., Company Guaranteed Notes:
3,160,000	4.812% due 2/13/33	3,126,753
3,205,000	4.893% due 9/11/33	3,178,534
833,000	5.227% due 11/17/34	845,341
70,000	2.939% due 6/4/51	46,074
140,000	3.379% due 2/8/61	95,083
145,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	147,911
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	101,580
322,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	318,257
193,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	181,254
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(b)	130,428
40,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(b)	41,751
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	116,418
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(b)	70,029
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
215,000	6.042% due 8/15/28(b)	221,936
115,000	5.097% due 10/1/31(b)	113,568
95,000	5.681% due 1/15/34(b)	96,134
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
470,000	5.927% due 8/15/30(b)	489,440
195,000	6.036% due 11/15/33(b)	205,541
	ConocoPhillips Co., Company Guaranteed Notes:
540,000	4.700% due 1/15/30	541,091
336,000	3.800% due 3/15/52	259,330
85,000	5.300% due 5/15/53	83,536
50,000	5.550% due 3/15/54	50,706
245,000	4.025% due 3/15/62	189,636
215,000	5.700% due 9/15/63	220,861
65,000	5.650% due 1/15/65	65,776
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250% (g)	306,000
96,000	Devon Energy Corp., Senior Unsecured Notes, 5.750% due 9/15/54	92,528
	Diamondback Energy Inc., Company Guaranteed Notes:
110,000	5.400% due 4/18/34	111,103
100,000	6.250% due 3/15/53	105,917
50,000	5.750% due 4/18/54	49,830
80,000	5.900% due 4/18/64	79,748
94,000	DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(b)	89,290
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	379,592
240,000	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36(b)	208,364
	Enbridge Inc., Company Guaranteed Notes:
35,000	6.000% due 11/15/28	36,674
220,000	3.125% due 11/15/29	203,945
510,000	5.625% due 4/5/34	525,429

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
	Energy Transfer LP:
	Senior Unsecured Notes:
$185,000	5.250% due 7/1/29	$187,744
390,000	6.400% due 12/1/30	416,434
3,354,000	4.900% due 3/15/35	3,234,135
1,683,000	5.950% due 10/1/43	1,708,151
183,000	5.950% due 5/15/54	184,690
220,000	Company Guaranteed Notes, 5.000% due 5/15/44	198,094
96,000	Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.829%) due 10/1/54(c)	97,740
565,000	ENI SpA, Senior Unsecured Notes, 5.500% due 5/15/34(b)	573,648
	EnLink Midstream LLC, Company Guaranteed Notes:
92,000	5.375% due 6/1/29	93,316
272,000	5.650% due 9/1/34	276,612
	Enterprise Products Operating LLC, Company Guaranteed Notes:
250,000	4.950% due 2/15/35	248,561
95,000	3.300% due 2/15/53	66,694
188,000	5.550% due 2/16/55	191,804
125,000	EOG Resources Inc., Senior Unsecured Notes, 5.650% due 12/1/54	128,644
210,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	165,981
	Expand Energy Corp.:
56,000	Company Guaranteed Notes, 6.750% due 4/15/29(b)	56,845
91,000	Senior Unsecured Notes, 5.700% due 1/15/35	92,181
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
197,457	2.160% due 3/31/34(b)	171,692
200,000	2.625% due 3/31/36(b)	166,063
323,906	2.940% due 9/30/40(b)	262,507
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
320,000	5.853% due 2/23/36(b)	320,751
200,000	6.510% due 2/23/42(b)	208,939
165,630	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	155,535
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(b)	56,768
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	107,262
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(b)	102,757
	Hess Corp., Senior Unsecured Notes:
340,000	7.300% due 8/15/31	386,223
323,000	7.125% due 3/15/33	366,742
94,000	Hess Midstream Operations LP, Company Guaranteed Notes, 5.500% due 10/15/30(b)	92,330
60,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	58,730
319,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	318,858
125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(b)	129,214
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(b)	90,224
200,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	199,673
	MPLX LP, Senior Unsecured Notes:
148,000	1.750% due 3/1/26	142,462
150,000	2.650% due 8/15/30	133,048
242,000	5.500% due 6/1/34	244,786
60,000	4.950% due 3/14/52	53,380
	Nabors Industries Inc., Company Guaranteed Notes:
85,000	9.125% due 1/31/30(b)	88,371
25,000	8.875% due 8/15/31(b)	24,153
95,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	97,320
205,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(b)	179,655

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
$135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	$135,779
	Occidental Petroleum Corp., Senior Unsecured Notes:
4,720,000	7.150% due 5/15/28	4,938,626
155,000	6.625% due 9/1/30	164,219
44,000	5.375% due 1/1/32	43,775
	ONEOK Inc., Company Guaranteed Notes:
190,000	4.400% due 10/15/29	186,675
170,000	4.750% due 10/15/31	167,628
75,000	6.100% due 11/15/32	79,366
170,000	5.050% due 11/1/34	167,556
172,000	6.625% due 9/1/53	191,109
300,000	5.850% due 11/1/64	298,536
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(b)	55,877
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	24,736
	Permian Resources Operating LLC, Company Guaranteed Notes:
140,000	7.000% due 1/15/32(b)	144,138
139,000	6.250% due 2/1/33(b)	140,041
200,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	191,126
200,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	129,853
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	179,336
260,000	Phillips 66 Co., Company Guaranteed Notes, 5.250% due 6/15/31	264,710
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 5.875% due 7/17/64(b)	195,163
450,000	Shell Finance US Inc., Company Guaranteed Notes, 3.250% due 4/6/50	323,728
330,000	Shell International Finance BV, Company Guaranteed Notes, 3.000% due 11/26/51	223,037
65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(b)	67,864
105,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	105,523
54,000	South Bow Canadian Infrastructure Holdings Ltd., Company Guaranteed Notes, 7.500% (5-Year CMT Index + 3.667%) due 3/1/55(b)(c)	56,516
37,000	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 4.911% due 9/1/27(b)	36,961
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(b)	92,399
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,073
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	66,158
56,000	Targa Resources Corp., Company Guaranteed Notes, 5.500% due 2/15/35	56,827
430,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	398,247
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,682,013
	TotalEnergies Capital SA, Company Guaranteed Notes:
270,000	4.724% due 9/10/34	266,536
195,000	5.275% due 9/10/54	190,585
545,000	5.638% due 4/5/64	552,142
350,000	5.425% due 9/10/64	343,625
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	143,122
50,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(b)	49,979
69,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	69,347
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	99,279
65,000	8.375% due 6/1/31(b)	68,510
65,000	9.875% due 2/1/32(b)	72,282

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy - (continued)
$45,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(b)	$44,270
110,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(b)	114,568
	Whistler Pipeline LLC, Senior Unsecured Notes:
10,000	5.400% due 9/30/29(b)	10,085
130,000	5.700% due 9/30/31(b)	132,366
135,000	5.950% due 9/30/34(b)	138,564
	Williams Cos., Inc., Senior Unsecured Notes:
65,000	5.650% due 3/15/33	67,069
177,000	5.150% due 3/15/34	176,615
	Total Energy	44,003,390
Financial - 7.3%
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	33,531
123,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	126,161
268,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 5.250% due 5/15/36	268,572
	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
65,000	Senior Secured Notes, 6.500% due 10/1/31(b)	65,002
100,000	Senior Unsecured Notes, 6.750% due 10/15/27(b)	99,624
252,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	256,451
81,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	82,140
	American Tower Corp., Senior Unsecured Notes:
200,000	3.600% due 1/15/28	193,506
1,680,000	3.950% due 3/15/29	1,625,247
210,000	3.800% due 8/15/29	201,199
40,000	5.000% due 1/31/30	40,259
2,618,000	2.100% due 6/15/30	2,269,786
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	94,706
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	46,591
20,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	16,162
70,000	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	71,629
455,000	Aon North America Inc., Company Guaranteed Notes, 5.450% due 3/1/34	467,440
35,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(b)	35,394
86,000	Apollo Debt Solutions BDC, Senior Unsecured Notes, 6.700% due 7/29/31(b)	89,192
72,000	Apollo Global Management Inc., Company Guaranteed Notes, 6.000% (5-Year CMT Index + 2.168%) due 12/15/54(c)	72,058
86,000	Ares Capital Corp., Senior Unsecured Notes, 5.950% due 7/15/29	87,508
370,000	Ares Strategic Income Fund, Senior Unsecured Notes, 5.700% due 3/15/28(b)	371,298
85,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(b)	80,734
	Athene Global Funding, Secured Notes:
914,000	4.721% due 10/8/29(b)	902,285
800,000	2.646% due 10/4/31(b)	682,146
	Athene Holding Ltd.:
178,000	Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.607%) due 10/15/54(c)	178,029
80,000	Senior Unsecured Notes, 5.875% due 1/15/34	82,899
123,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	125,013
314,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	321,388
55,000	Azorra Finance Ltd., Company Guaranteed Notes, 7.750% due 4/15/30(b)	55,258
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	144,835
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (b)(c)(g)	167,810

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$400,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	$376,509
400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(c)(g)	403,437
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(c)	294,075
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(c)	295,195
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (c)(g)	195,885
200,000	Banco Santander SA, Senior Preferred Notes, 5.439% due 7/15/31	203,974
	Bancolombia SA, Subordinated Notes:
200,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(c)	199,675
200,000	8.625% (5-Year CMT Index + 4.320%) due 12/24/34(c)	209,821
	Bank of America Corp.:
	Senior Unsecured Notes:
290,000	5.933% (SOFRRATE + 1.340%) due 9/15/27(c)	295,513
450,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(c)	435,149
685,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(c)	611,226
200,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(c)	170,653
5,255,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	4,446,162
3,375,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	2,955,151
535,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	468,703
138,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	141,759
	Subordinated Notes:
488,000	5.518% (SOFRRATE + 1.738%) due 10/25/35(c)	490,238
918,000	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(c)	762,889
381,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(c)	321,654
	Bank of New York Mellon Corp., Senior Unsecured Notes:
245,000	6.317% (SOFRRATE + 1.598%) due 10/25/29(c)	259,624
130,000	4.975% (SOFRRATE + 1.085%) due 3/14/30(c)	131,453
477,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	483,037
305,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(c)	309,852
	Barclays PLC, Senior Unsecured Notes:
300,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(c)	319,237
5,000,000	4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	4,998,808
205,000	4.942% (SOFRRATE + 1.560%) due 9/10/30(c)	203,176
175,000	BlackRock Funding Inc., Company Guaranteed Notes, 4.900% due 1/8/35	176,689
475,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(b)	392,152
107,000	Blackstone Private Credit Fund, Senior Unsecured Notes, 6.000% due 11/22/34(b)	106,653
	BNP Paribas SA:
480,000	Senior Non-Preferred Notes, 5.283% (SOFRRATE + 1.280%) due 11/19/30(b)(c)	482,148
755,000	Subordinated Notes, 5.906% (SOFRRATE + 1.920%) due 11/19/35(b)(c)	753,526
	BPCE SA:
	Senior Non-Preferred Notes:
270,000	2.045% (SOFRRATE + 1.087%) due 10/19/27(b)(c)	255,210
250,000	4.625% due 9/12/28(b)	246,103
615,000	6.714% (SOFRRATE + 2.270%) due 10/19/29(b)(c)	647,725
330,000	7.003% (SOFRRATE + 2.590%) due 10/19/34(b)(c)	359,793
500,000	5.936% (SOFRRATE + 1.850%) due 5/30/35(b)(c)	508,902
730,000	Subordinated Notes, 6.508% (SOFRRATE + 2.791%) due 1/18/35(b)(c)	751,460

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$267,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	$228,944
	Capital One Financial Corp., Senior Unsecured Notes:
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(c)	101,161
65,000	6.312% (SOFRRATE + 2.640%) due 6/8/29(c)	67,523
85,000	3.273% (SOFRRATE + 1.790%) due 3/1/30(c)	79,114
1,095,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(c)	1,224,232
	Citigroup Inc.:
	Senior Unsecured Notes:
652,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(c)	633,155
135,000	5.174% (SOFRRATE + 1.364%) due 2/13/30(c)	136,450
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	5,901,457
202,000	Subordinated Notes, 5.411% (5-Year CMT Index + 1.730%) due 9/19/39(c)	197,782
	Citizens Financial Group Inc., Senior Unsecured Notes:
110,000	5.841% (SOFRRATE + 2.010%) due 1/23/30(c)	112,972
385,000	5.718% (SOFRRATE + 1.910%) due 7/23/32(c)	392,828
60,000	6.645% (SOFRRATE + 2.325%) due 4/25/35(c)	64,986
70,000	Comerica Inc., Senior Unsecured Notes, 5.982% (SOFRRATE + 2.155%) due 1/30/30(c)	71,452
	Corebridge Financial Inc., Senior Unsecured Notes:
75,000	3.850% due 4/5/29	72,372
165,000	5.750% due 1/15/34	171,128
	Corebridge Global Funding, Secured Notes:
265,000	5.200% due 6/24/29(b)	268,410
360,000	4.900% due 12/3/29(b)	360,738
	Crown Castle Inc., Senior Unsecured Notes:
45,000	3.800% due 2/15/28	43,621
655,000	4.800% due 9/1/28	653,156
326,000	4.300% due 2/15/29	318,633
480,000	5.600% due 6/1/29	493,878
245,000	3.100% due 11/15/29	225,504
3,410,000	2.100% due 4/1/31	2,866,177
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	192,325
285,000	Deutsche Bank AG, Senior Non-Preferred Notes, 6.720% (SOFRRATE + 3.180%) due 1/18/29(c)	297,851
235,000	Discover Financial Services, Senior Unsecured Notes, 7.964% (SOFRRATE + 3.370%) due 11/2/34(c)	273,787
	Equinix Inc., Senior Unsecured Notes:
191,000	3.900% due 4/15/32	179,278
330,000	2.950% due 9/15/51	213,349
480,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(b)	436,544
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	78,926
173,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 2/1/34	175,037
103,000	F&G Annuities & Life Inc., Company Guaranteed Notes, 6.250% due 10/4/34	102,511
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(b)	5,546,251
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	107,158
180,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	184,765
190,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	189,839

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
	Goldman Sachs Group Inc., Senior Unsecured Notes:
$318,000	5.955% (3-Month TSFR + 1.432%) due 5/15/26(c)	$319,319
560,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	562,974
375,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(c)	371,864
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(c)	252,142
760,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	660,420
455,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(c)	388,197
189,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(c)	190,858
235,000	5.016% (SOFRRATE + 1.420%) due 10/23/35(c)	232,248
338,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(b)	322,355
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	64,991
	Host Hotels & Resorts LP, Senior Unsecured Notes:
376,000	3.500% due 9/15/30	343,387
332,000	5.700% due 7/1/34	337,097
	HSBC Holdings PLC, Senior Unsecured Notes:
440,000	5.887% (SOFRRATE + 1.570%) due 8/14/27(c)	446,728
620,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(c)	560,842
680,000	5.286% (SOFRRATE + 1.290%) due 11/19/30(c)	684,693
200,000	2.848% (SOFRRATE + 2.387%) due 6/4/31(c)	178,199
305,000	5.733% (SOFRRATE + 1.520%) due 5/17/32(c)	313,660
690,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(c)	696,147
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	67,425
105,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.272% (SOFRRATE + 1.276%) due 1/15/31(c)	106,202
400,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	396,943
200,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	190,509
	Intesa Sanpaolo SpA:
200,000	Senior Non-Preferred Notes, 7.778% (1-Year CMT Index + 3.900%) due 6/20/54(b)(c)	222,662
240,000	Senior Preferred Notes, 7.800% due 11/28/53(b)	279,651
	Iron Mountain Inc., Company Guaranteed Notes:
155,000	7.000% due 2/15/29(b)	160,027
80,000	4.500% due 2/15/31(b)	74,515
	JPMorgan Chase & Co., Senior Unsecured Notes:
310,000	3.960% (3-Month TSFR + 1.507%) due 1/29/27(c)	307,172
325,000	6.070% (SOFRRATE + 1.330%) due 10/22/27(c)	332,697
175,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(c)	175,315
555,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(c)	551,777
530,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	539,116
600,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	617,741
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	569,078
280,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(c)	243,910
5,350,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	4,597,075
2,550,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	2,597,068
888,000	5.294% (SOFRRATE + 1.460%) due 7/22/35(c)	898,760
95,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(c)	94,224
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(b)	88,461
170,000	LPL Holdings Inc., Company Guaranteed Notes, 6.000% due 5/20/34	175,935
	M&T Bank Corp., Senior Unsecured Notes:
190,000	7.413% (SOFRRATE + 2.800%) due 10/30/29(c)	204,974
90,000	6.082% (SOFRRATE + 2.260%) due 3/13/32(c)	93,451

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
$87,000	6.400% due 3/26/29(b)	$89,965
25,000	5.150% due 3/17/30(b)	24,638
41,000	6.500% due 3/26/31(b)	42,566
435,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	432,904
155,000	Markel Group Inc., Senior Unsecured Notes, 6.000% due 5/16/54	161,330
130,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	124,775
388,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(b)	277,372
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	35,757
1,715,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,544,960
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(c)	403,614
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(c)	158,195
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,654,648
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	3,099,473
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28	205,220
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(b)	140,907
70,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	69,065
93,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	92,361
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	117,484
125,000	7.500% due 5/15/31	130,150
2,420,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	2,049,480
400,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(c)	389,980
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	92,190
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	158,691
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	42,244
80,000	7.875% due 12/15/29(b)	84,556
182,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	187,003
	PNC Financial Services Group Inc., Senior Unsecured Notes:
400,000	4.812% (SOFRRATE + 1.259%) due 10/21/32(c)	396,142
3,610,000	5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	3,594,423
130,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	133,443
140,000	Principal Life Global Funding II, Senior Secured Notes, 5.100% due 1/25/29(b)	141,906
260,000	Realty Income Corp., Senior Unsecured Notes, 4.900% due 7/15/33	257,044
88,000	Royal Bank of Canada, Senior Unsecured Notes, 5.150% due 2/1/34	88,761
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,191,134
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	23,863
40,000	8.875% due 6/15/32	38,445
	Simon Property Group LP, Senior Unsecured Notes:
1,255,000	2.200% due 2/1/31	1,083,711
450,000	4.750% due 9/26/34	437,661
	Standard Chartered PLC, Senior Unsecured Notes:
230,000	7.767% (1-Year CMT Index + 3.450%) due 11/16/28(b)(c)	247,212
200,000	5.005% (1-Year CMT Index + 1.150%) due 10/15/30(b)(c)	198,500
225,000	5.905% (1-Year CMT Index + 1.450%) due 5/14/35(b)(c)	231,913

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
	Starwood Property Trust Inc., Senior Unsecured Notes:
$70,000	7.250% due 4/1/29(b)	$72,079
35,000	6.000% due 4/15/30(b)	34,552
207,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	177,378
	Truist Financial Corp., Senior Unsecured Notes:
174,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	174,785
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,264,352
	UBS Group AG, Senior Unsecured Notes:
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(b)(c)	270,036
330,000	6.246% (1-Year CMT Index + 1.800%) due 9/22/29(b)(c)	345,150
305,000	4.194% (SOFRRATE + 3.730%) due 4/1/31(b)(c)	292,711
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,016,969
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	3,069,853
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(b)(c)	1,536,637
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,777,066
65,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(b)	69,056
	US Bancorp:
1,145,000	Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,120,193
3,254,000	Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(c)	2,696,578
348,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(b)	336,276
	Wells Fargo & Co.:
	Senior Unsecured Notes:
385,000	3.000% due 4/22/26	376,050
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(c)	393,469
327,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(c)	317,583
140,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(c)	139,938
140,000	5.574% (SOFRRATE + 1.740%) due 7/25/29(c)	143,526
615,000	2.879% (3-Month TSFR + 1.432%) due 10/30/30(c)	561,903
330,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(c)	294,706
955,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(c)	855,985
490,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(c)	484,427
5,870,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	5,945,805
280,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(c)	305,380
295,000	5.499% (SOFRRATE + 1.780%) due 1/23/35(c)	302,331
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(c)	218,546
88,000	Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.767%) (c)(g)	91,179
184,000	Westpac Banking Corp., Subordinated Notes, 5.618% (1-Year CMT Index + 1.200%) due 11/20/35(c)	186,090
	Willis North America Inc., Company Guaranteed Notes:
590,000	2.950% due 9/15/29	542,672
316,000	5.350% due 5/15/33	321,078
255,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	258,829
	Total Financial	134,058,026
Industrial - 1.1%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	71,661
110,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(b)	110,885
	AGCO Corp., Company Guaranteed Notes:
100,000	5.450% due 3/21/27	101,248
236,000	5.800% due 3/21/34	242,246
88,000	Amphenol Corp., Senior Unsecured Notes, 5.375% due 11/15/54	88,563
40,000	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(b)	41,215

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial - (continued)
$174,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	$174,231
25,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)	24,841
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(b)	389,885
169,000	Berry Global Inc., Senior Secured Notes, 5.800% due 6/15/31(b)	174,991
380,207	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	295,345
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	115,326
60,000	2.950% due 2/1/30	53,698
340,000	5.150% due 5/1/30	338,539
190,000	6.388% due 5/1/31(b)	200,135
100,000	6.528% due 5/1/34(b)	106,329
	Bombardier Inc., Senior Unsecured Notes:
110,000	8.750% due 11/15/30(b)	119,057
20,000	7.000% due 6/1/32(b)	20,409
70,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(b)	74,264
105,000	Builders FirstSource Inc., Company Guaranteed Notes, 6.375% due 3/1/34(b)	107,011
174,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	180,424
680,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 4.700% due 11/15/29	685,169
105,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.875% due 1/15/30(b)	106,070
71,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 5.100% due 4/20/29	71,834
	Cornerstone Building Brands Inc.:
25,000	Company Guaranteed Notes, 6.125% due 1/15/29(b)	21,064
85,000	Senior Secured Notes, 9.500% due 8/15/29(b)	84,637
434,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	320,154
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	116,271
105,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(b)	106,182
145,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 5.875% due 4/15/33(b)	143,223
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	211,156
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(b)	37,315
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	113,589
155,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(b)	161,245
325,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	334,561
	JELD-WEN Inc., Company Guaranteed Notes:
75,000	4.875% due 12/15/27(b)	72,061
85,000	7.000% due 9/1/32(b)	82,900
195,000	Keysight Technologies Inc., Senior Unsecured Notes, 4.950% due 10/15/34	191,741
	L3Harris Technologies Inc., Senior Unsecured Notes:
335,000	5.050% due 6/1/29	339,088
350,000	5.350% due 6/1/34	357,219
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
248,185	5.875% due 7/5/34	247,129
164,208	4.350% due 4/5/36	150,795
95,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	90,723
120,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	123,153
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	106,887
315,320	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	303,926
	Northrop Grumman Corp., Senior Unsecured Notes:
475,000	5.150% due 5/1/40	470,404
318,000	5.200% due 6/1/54	311,190

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial - (continued)
	Otis Worldwide Corp., Senior Unsecured Notes:
$735,000	2.565% due 2/15/30	$660,100
185,000	5.125% due 11/19/31	187,607
167,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	173,765
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(b)	94,656
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
150,000	5.750% due 5/24/26(b)	151,745
180,000	4.200% due 4/1/27(b)	177,437
170,000	6.050% due 8/1/28(b)	176,730
115,000	5.350% due 3/30/29(b)	116,979
181,000	Regal Rexnord Corp., Company Guaranteed Notes, 6.050% due 4/15/28	186,152
	Republic Services Inc., Senior Unsecured Notes:
190,000	4.875% due 4/1/29	191,727
80,000	1.450% due 2/15/31	66,077
465,000	5.200% due 11/15/34	474,571
	RTX Corp., Senior Unsecured Notes:
155,000	5.750% due 11/8/26	158,055
372,000	4.125% due 11/16/28	365,374
215,000	Ryder System Inc., Senior Unsecured Notes, 4.900% due 12/1/29	215,517
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(b)	109,291
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	66,100
92,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	90,401
40,000	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(b)	44,436
50,000	Standard Industries Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	51,142
69,000	Trane Technologies Financing Ltd., Company Guaranteed Notes, 5.100% due 6/13/34	69,868
135,000	TransDigm Inc., Senior Secured Notes, 6.875% due 12/15/30(b)	139,062
145,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	160,959
	Veralto Corp., Company Guaranteed Notes:
125,000	5.500% due 9/18/26	126,586
172,000	5.350% due 9/18/28	175,706
	Waste Management Inc., Company Guaranteed Notes:
415,000	4.950% due 7/3/31	421,487
480,000	4.950% due 3/15/35	480,831
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	114,349
	WRKCo Inc., Company Guaranteed Notes:
315,000	3.750% due 3/15/25	313,681
5,245,000	3.900% due 6/1/28	5,094,416
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	176,243
	Total Industrial	19,421,039
Technology - 0.5%
785,000	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	767,815
60,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	61,635
88,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	88,879
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	105,292
121,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	123,362
	Broadcom Inc., Senior Unsecured Notes:
580,000	4.150% due 2/15/28	571,871
200,000	5.050% due 7/12/29	202,252
364,000	3.419% due 4/15/33(b)	323,661
110,000	Cadence Design Systems Inc., Senior Unsecured Notes, 4.700% due 9/10/34	108,003
20,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(b)	9,249

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology - (continued)
$210,000	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	$200,569
105,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(b)	107,762
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(b)	51,486
	Cloud Software Group Inc.:
40,000	Secured Notes, 9.000% due 9/30/29(b)	40,496
65,000	Senior Secured Notes, 6.500% due 3/31/29(b)	63,853
200,000	Constellation Software Inc., Senior Unsecured Notes, 5.461% due 2/16/34(b)	204,602
88,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	94,296
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	96,681
154,000	Fiserv Inc., Senior Unsecured Notes, 5.450% due 3/15/34	157,575
1,355,000	Foundry JV Holdco LLC, Senior Secured Notes, 6.150% due 1/25/32(b)	1,388,440
427,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.000% due 10/15/34	421,320
	Intel Corp., Senior Unsecured Notes:
25,000	5.150% due 2/21/34	24,886
275,000	3.734% due 12/8/47	196,790
235,000	3.250% due 11/15/49	152,632
240,000	4.750% due 3/25/50	200,762
160,000	5.700% due 2/10/53	152,735
200,000	5.050% due 8/5/62	169,826
252,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	206,789
342,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	360,527
35,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	34,033
250,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	245,787
370,000	NVIDIA Corp., Senior Unsecured Notes, 2.850% due 4/1/30	342,483
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	150,776
31,000	6.250% due 11/9/32	33,571
340,000	3.800% due 11/15/37	292,694
829,000	3.600% due 4/1/50	612,852
98,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	84,701
410,000	Roper Technologies Inc., Senior Unsecured Notes, 4.750% due 2/15/32	406,123
312,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	314,878
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	107,909
97,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	89,845
	Total Technology	9,369,698
Utilities - 2.7%
	Adani Transmission Step-One Ltd., Senior Secured Notes:
200,000	4.000% due 8/3/26	186,955
145,000	4.250% due 5/21/36	114,059
	AEP Texas Inc., Senior Unsecured Notes:
103,000	5.450% due 5/15/29	105,754
361,000	3.450% due 1/15/50	256,963
420,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	314,122
	Arizona Public Service Co., Senior Unsecured Notes:
105,000	6.350% due 12/15/32	113,543
155,000	5.550% due 8/1/33	158,672
173,000	5.700% due 8/15/34	179,443
445,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	477,936
275,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 5.650% due 6/1/54	286,753
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,179,378
179,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	188,450
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(b)	140,174

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities - 2.7% - (continued)
$520,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	$503,671
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	209,637
95,000	Calpine Corp., Senior Secured Notes, 4.500% due 2/15/28(b)	91,892
395,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	403,295
197,619	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	164,024
140,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	126,948
153,600	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	151,519
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(b)	192,366
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
400,000	3.200% due 12/1/51	277,995
90,000	5.700% due 5/15/54	94,940
340,000	5.500% due 3/15/55	346,961
1,192,904	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	1,202,772
	Dominion Energy Inc.:
111,000	Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.207%) due 5/15/55(c)	113,731
3,100,000	Senior Unsecured Notes, 3.375% due 4/1/30	2,887,317
251,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	263,850
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
945,000	5.300% due 2/15/40	958,801
65,000	3.550% due 3/15/52	48,623
	Duke Energy Corp., Senior Unsecured Notes:
4,000,000	0.900% due 9/15/25	3,878,566
496,000	2.650% due 9/1/26	479,521
85,000	2.450% due 6/1/30	75,321
835,000	2.550% due 6/15/31	727,065
267,000	5.450% due 6/15/34	273,655
65,000	5.000% due 8/15/52	59,673
120,000	5.800% due 6/15/54	122,795
275,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	279,708
	Edison International, Senior Unsecured Notes:
715,000	5.250% due 11/15/28	723,038
586,000	5.250% due 3/15/32	592,380
117,300	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	105,277
76,900	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	74,103
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	171,494
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	196,722
102,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	107,870
94,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	96,410
141,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	128,179
325,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	298,881
	Eversource Energy, Senior Unsecured Notes:
855,000	5.125% due 5/15/33	851,622
354,000	5.500% due 1/1/34	359,756
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41(b)	199,730
125,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	121,891
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	2,008,602
245,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(b)	221,727
295,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	262,906
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(b)	82,971

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities - (continued)
$65,000	Lightning Power LLC, Senior Secured Notes, 7.250% due 8/15/32(b)	$67,758
120,968	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	118,366
190,613	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	183,902
150,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(b)	157,319
135,000	National Grid PLC, Senior Unsecured Notes, 5.602% due 6/12/28	138,681
5,910,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	5,932,144
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
955,000	2.250% due 6/1/30	838,375
88,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(c)	91,584
	NiSource Inc., Senior Unsecured Notes:
464,000	3.600% due 5/1/30	438,052
50,000	5.400% due 6/30/33	51,025
359,000	5.350% due 4/1/34	365,254
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(b)	59,666
135,000	NSTAR Electric Co., Senior Unsecured Notes, 5.400% due 6/1/34	139,397
365,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	338,101
200,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(b)	204,820
480,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	476,962
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	193,360
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
677,000	5.450% due 6/15/27	686,666
425,000	4.550% due 7/1/30	415,655
1,245,000	2.500% due 2/1/31	1,078,166
65,000	5.900% due 6/15/32	67,921
65,000	6.150% due 1/15/33	68,632
585,000	6.400% due 6/15/33	627,402
161,000	6.950% due 3/15/34	180,113
178,000	6.750% due 1/15/53	199,957
465,000	Senior Secured Notes, 3.250% due 6/1/31	419,147
65,000	Pike Corp., Senior Unsecured Notes, 8.625% due 1/31/31(b)	69,541
260,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 5.450% due 3/1/54	267,568
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
85,000	6.125% due 10/15/33	90,799
100,000	5.450% due 4/1/34	102,105
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	531,321
75,000	4.100% due 6/15/30	71,171
	Southern California Edison Co., 1st Mortgage Notes:
65,000	5.950% due 11/1/32	69,304
255,000	5.200% due 6/1/34	258,144
465,000	4.125% due 3/1/48	384,190
	Southern California Gas Co., 1st Mortgage Notes:
260,000	5.200% due 6/1/33	265,648
5,895,000	5.750% due 6/1/53	6,187,300
440,000	5.600% due 4/1/54	456,171
	Southern Co.:
	Senior Unsecured Notes:
65,000	4.850% due 6/15/28	65,587
330,000	5.200% due 6/15/33	334,511
195,000	5.700% due 3/15/34	204,318
495,000	4.850% due 3/15/35	486,222
305,000	Junior Subordinated Notes, 3.750% (5-Year CMT Index + 2.915%) due 9/15/51(c)	293,134

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities - (continued)
$438,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	$383,077
145,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	146,601
175,336	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	162,025
	Virginia Electric & Power Co., Senior Unsecured Notes:
340,000	5.000% due 4/1/33	341,289
510,000	5.000% due 1/15/34	510,265
145,000	5.050% due 8/15/34	145,645
105,000	5.350% due 1/15/54	105,260
87,000	5.550% due 8/15/54	89,191
	Vistra Operations Co. LLC, Company Guaranteed Notes:
70,000	7.750% due 10/15/31(b)	74,347
65,000	6.875% due 4/15/32(b)	67,428
200,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	204,666
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	223,644
	Total Utilities	50,369,304
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $357,220,175)	347,718,702
ASSET-BACKED SECURITIES - 12.9%
730,880	AASET, Series 2024-1A, Class A1, 6.261% due 5/16/49(b)	743,241
	Affirm Asset Securitization Trust:
505,000	Series 2023-A, Class 1A, 6.610% due 1/18/28(b)	505,967
405,000	Series 2024-A, Class A, 5.610% due 2/15/29(b)	407,690
1,790,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(b)	1,814,742
415,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(b)	416,182
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,469,948
	AMSR Trust:
4,000,000	Series 2020-SFR4, Class E2, 2.456% due 11/17/37(b)	3,870,442
2,392,000	Series 2024-SFR1, Class B, 4.290% due 7/17/41(b)	2,281,449
415,000	Series 2024-SFR2, Class A, 4.150% due 11/17/41(b)	399,910
760,000	Apidos CLO XL Ltd., Series 2022-40A, Class AR, 6.006% (3-Month TSFR + 1.350%) due 7/15/37(b)(c)	762,140
500,000	APIDOS CLO XLI Ltd., Series 2022-41A, Class D1R, 7.617% (3-Month TSFR + 3.000%) due 10/20/37(b)(c)	497,491
1,120,000	Ares XLIII CLO Ltd., Series 2017-43A, Class BR, 6.618% (3-Month TSFR + 1.962%) due 7/15/34(b)(c)	1,121,229
453,924	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(b)	455,338
1,289,316	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.932% (1-Month TSFR + 0.344%) due 5/25/37(c)	907,967
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	445,986
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	753,845
	Avis Budget Rental Car Funding AESOP LLC:
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(b)	5,845,208
470,000	Series 2023-7A, Class A, 5.900% due 8/21/28(b)	479,838
385,000	Series 2024-1A, Class A, 5.360% due 6/20/30(b)	392,245
535,000	Series 2024-3A, Class A, 5.230% due 12/20/30(b)	541,351
	Bain Capital Credit CLO Ltd.:
1,045,000	Series 2023-4A, Class B, 7.117% (3-Month TSFR + 2.500%) due 10/21/36(b)(c)	1,053,489
500,000	Series 2024-4A, Class D1, 7.970% (3-Month TSFR + 3.100%) due 10/23/37(b)(c)	501,538
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 6.717% (3-Month TSFR + 2.100%) due 1/20/37(b)(c)	839,426
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.046% (3-Month TSFR + 1.412%) due 4/24/34(b)(c)	1,002,505

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$500,000	Battalion CLO XXI Ltd., Series 2021-21A, Class B, 6.668% (3-Month TSFR + 2.012%) due 7/15/34(b)(c)	$500,492
18,209	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(b)	18,114
365,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	365,244
	BSPRT Issuer Ltd.:
294,332	Series 2021-FL6, Class A, 5.824% (1-Month TSFR + 1.214%) due 3/15/36(b)(c)	292,947
370,000	Series 2021-FL7, Class B, 6.774% (1-Month TSFR + 2.164%) due 12/15/38(b)(c)	369,124
500,000	Carlyle US CLO, Series 2024-4A, Class D, 8.526% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)	504,096
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 7.967% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)	505,923
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,678,464
824,139	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 4.862% (1-Month TSFR + 0.274%) due 10/25/36(c)	807,687
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 6.759% (3-Month TSFR + 2.112%) due 7/17/34(b)(c)	1,496,480
750,000	Series 2019-10A, Class DR, 8.379% (3-Month TSFR + 3.762%) due 4/20/32(b)(c)	750,680
4,192,578	C-BASS Trust, Series 2006-CB9, Class A4, 5.162% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,885,936
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	277,402
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	115,445
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	100,226
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	183,473
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	984,404
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 7.701% (3-Month TSFR + 3.050%) due 10/20/37(b)(c)	497,505
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1RR, 6.147% (3-Month TSFR + 1.530%) due 4/20/37(b)(c)	503,133
1,600,000	Series 2021-1A, Class A, 5.993% (3-Month TSFR + 1.362%) due 4/22/34(b)(c)	1,602,280
	CNH Equipment Trust:
2,865,000	Series 2024-C, Class A2A, 4.300% due 2/18/28	2,857,707
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,641,329
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(b)	946,126
452,612	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	456,886
309,929	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(b)	310,656
465,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680% due 3/15/34(b)	471,538
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.945% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,557,165
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	961,456
	DB Master Finance LLC:
1,577,588	Series 2019-1A, Class A23, 4.352% due 5/20/49(b)	1,522,920
323,980	Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	277,893
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(b)	370,618
	Domino's Pizza Master Issuer LLC:
848,663	Series 2015-1A, Class A2II, 4.474% due 10/25/45(b)	844,939
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	910,918
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,138,892
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(b)	310,165
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(b)	375,858
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 7.047% (3-Month TSFR + 2.400%) due 10/17/36(b)(c)	977,044

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 6.897% (3-Month TSFR + 2.250%) due 4/16/36(b)(c)	$657,309
500,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.666% (3-Month TSFR + 3.100%) due 10/15/37(b)(c)	497,503
	Enterprise Fleet Financing LLC:
200,000	Series 2024-1, Class A3, 5.160% due 9/20/30(b)	202,614
3,500,000	Series 2024-3, Class A2, 5.310% due 4/20/27(b)	3,522,039
	Exeter Automobile Receivables Trust:
216,085	Series 2021-1A, Class D, 1.080% due 11/16/26	213,569
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(b)	880,636
184,172	Series 2023-3A, Class B, 6.110% due 9/15/27	184,743
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	499,377
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 7.818% (3-Month TSFR + 3.162%) due 7/15/30(b)(c)	802,229
4,947,962	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.982% (1-Month TSFR + 0.394%) due 3/25/37(c)	2,547,646
1,360,011	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(b)	1,336,158
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(b)	173,029
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(b)	470,528
	Ford Credit Auto Lease Trust:
5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	5,721,001
5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	5,835,381
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(b)	6,711,769
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(b)	3,534,883
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,408,122
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,451,232
404,106	FS RIALTO, Series 2021-FL2, Class A, 5.945% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	402,107
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,744,592
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,457,791
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,514,312
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,584,652
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,343,267
500,000	Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class DR, 7.617% (3-Month TSFR + 3.000%) due 7/20/37(b)(c)	503,949
750,000	Goldentree Loan Management US CLO 14 Ltd., Series 2022-14A, Class DR, 7.617% (3-Month TSFR + 3.000%) due 7/20/37(b)(c)	753,662
1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 9.017% (3-Month TSFR + 4.400%) due 10/20/36(b)(c)	1,020,903
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	985,203
334,459	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.744% (1-Month TSFR + 1.134%) due 7/15/39(b)(c)	333,311
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(b)	1,256,139
	Home Partners of America Trust:
1,629,413	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,399,379
744,300	Series 2021-1, Class E, 2.577% due 9/17/41(b)	629,148
857,454	Series 2021-1, Class F, 3.325% due 9/17/41(b)	714,485
3,308,823	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	3,075,214
495,850	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	486,449
	HPEFS Equipment Trust:
3,105,000	Series 2024-1A, Class A3, 5.180% due 5/20/31(b)	3,120,603

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(b)	$1,744,942
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,967,800
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,444,122
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,962,334
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 5.602% (1-Month TSFR + 1.014%) due 9/25/35(c)	3,571,110
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 9.867% (3-Month TSFR + 5.250%) due 10/20/36(b)(c)	1,027,476
298,246	KREF Ltd., Series 2021-FL2, Class A, 5.795% (1-Month TSFR + 1.184%) due 2/15/39(b)(c)	296,014
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	3,388,905
1,000,000	LCM XV LP, Series 15A, Class DR, 8.579% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	1,002,848
20,426	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(b)	20,388
1,000,000	Lewey Park CLO Ltd., Series 2024-1A, Class D1, 7.503% (3-Month TSFR + 2.950%) due 10/21/37(b)(c)	994,813
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.149% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	1,002,117
7,407,244	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 4.001% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,598,902
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(b)	1,025,707
347,036	MF1 LLC, Series 2022-FL9, Class A, 6.756% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	347,469
	MF1 Ltd.:
303,959	Series 2021-FL7, Class A, 5.805% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	302,537
135,422	Series 2022-FL8, Class A, 5.956% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	134,873
845,000	Series 2022-FL8, Class AS, 6.356% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	830,507
	Navient Private Education Refi Loan Trust:
330,421	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	292,486
512,900	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	450,893
649,199	Series 2023-A, Class A, 5.510% due 10/15/71(b)	656,874
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 5.437% (1-Month TSFR + 0.849%) due 10/25/35(c)	3,516,312
850,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(b)	783,628
1,390,000	OCP CLO Ltd., Series 2021-22A, Class AR, 5.907% (3-Month TSFR + 1.350%) due 10/20/37(b)(c)	1,395,480
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 6.967% (3-Month TSFR + 2.350%) due 4/20/36(b)(c)	928,918
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 8.168% (3-Month TSFR + 3.512%) due 10/15/34(b)(c)	586,760
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 6.178% (3-Month TSFR + 1.662%) due 2/14/31(b)(c)	963,476
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(b)	1,005,041
	Pagaya AI Debt Trust:
865,458	Series 2022-1, Class B, 3.344% due 10/15/29(b)	862,779
325,012	Series 2023-3, Class A, 7.600% due 12/16/30(b)	326,548
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,959,727
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.703% (1-Month TSFR + 3.115%) due 3/25/26(b)(c)	1,804,075
429,992	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(b)	430,850
390,304	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 4.868% due 7/25/51(b)	388,835
	Progress Residential Trust:

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$2,065,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(b)	$1,893,714
324,822	Series 2022-SFR3, Class A, 3.200% due 4/17/39(b)	312,321
241,459	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	238,280
1,062,375	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,049,169
548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	535,987
470,000	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	439,050
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,030,702
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	480,587
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	543,977
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 7.306% (3-Month TSFR + 2.650%) due 10/15/35(b)(c)	1,431,121
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	166,956
	Santander Drive Auto Receivables Trust:
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	365,136
635,000	Series 2023-3, Class B, 5.610% due 7/17/28	641,213
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	290,822
520,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.470% due 12/20/29(b)	529,574
500,000	Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 7.938% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	500,677
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	936,839
500,000	Sound Point CLO 40 Ltd., Series 2024-40A, Class D1, 7.689% (3-Month TSFR + 3.100%) due 10/20/37(b)(c)	500,480
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 6.679% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	500,270
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	594,798
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	324,365
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.924% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,425,205
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.322% (1-Month TSFR + 0.424%) due 7/25/36(c)	3,058,288
337,375	STWD Ltd., Series 2021-FL2, Class A, 5.925% (1-Month TSFR + 1.314%) due 4/18/38(b)(c)	335,107
500,000	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	516,324
751,101	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(b)	560,760
1,687,426	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	1,474,323
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	1,000,984
5,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	5,542,267
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,240,965
681,276	Texas Natural Gas Securitization Finance Corp., Series , Class , 5.102% due 4/1/35	694,115
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(b)	2,318,479
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(b)	5,964,935
	Tricon Residential Trust:
379,649	Series 2023-SFR1, Class A, 5.100% due 7/17/40(b)	380,060
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(b)	256,472
620,000	Series 2024-SFR4, Class A, 4.300% due 11/17/29(b)	597,819
257,953	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.925% (1-Month TSFR + 1.314%) due 3/15/38(b)(c)	256,989
	Upstart Pass-Through Trust:
111,172	Series 2021-ST3, Class A, 2.000% due 5/20/27(b)	109,559
164,720	Series 2021-ST4, Class A, 2.000% due 7/20/27(b)	160,913

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	$677,008
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.048% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,711,658
	Verizon Master Trust:
3,315,000	Series 2023-2, Class C, 5.380% due 4/13/28	3,317,518
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,369,778
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,694,847
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,055,041
557,704	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 4.868% due 8/25/51(b)	556,083
464,674	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 4.992% due 8/25/51(b)	463,284
314,376	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(b)	314,199
199,821	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 5.240% due 3/27/51(b)	199,389
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 8.429% (3-Month TSFR + 3.812%) due 7/20/32(b)(c)	500,064
948,175	Wendy's Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	908,865
	Westlake Automobile Receivables Trust:
200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(b)	200,610
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(b)	901,949
5,950,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	5,964,217
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	918,778
330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	331,915
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $246,285,516)	237,155,617
SENIOR LOANS(c) - 0.7%
61,297	Access CIG LLC, 9.585% (3-Month USD-SOFR + 0.500%) due 8/18/28	61,658
312,982	Acrisure LLC, 7.849% (1-Month USD-SOFR + 0.325%) due 11/6/30	313,308
78,006	Acuris Finance US Inc., 8.418% (3-Month USD-SOFR + 0.375%) due 2/16/28	78,507
93,829	ADMI Corp., 8.437% (1-Month USD-SOFR + 0.375%) due 12/23/27	91,933
233,238	Alliant Holdings Intermediate LLC, 7.349% (1-Month USD-SOFR + 0.275%) due 9/19/31	234,551
157,936	Allied Universal Holdco LLC, 8.423% (1-Month USD-SOFR + 0.375%) due 5/12/28	158,923
250,058	Allspring Buyer LLC, 8.137% (3-Month USD-SOFR + 0.325%) due 11/1/28	251,074
95,000	Alpha Generation LLC, 7.323% (1-Month USD-SOFR + 0.275%) due 9/30/31	95,645
49,324	Altice France SA, 10.156% (3-Month USD-SOFR + 0.550%) due 8/15/28	40,305
20,000	Applied Systems Inc., 9.854% (3-Month USD-SOFR + 0.525%) due 2/23/32	20,557
90,000	Apro LLC, 8.272% (3-Month USD-SOFR + 0.375%) due 7/9/31	90,675
294,310	Ascend Learning LLC, 8.173% (1-Month USD-SOFR + 0.350%) due 12/11/28	295,504
70,000	Aspire Bakeries Holdings LLC, due 12/23/30(j)	70,350
169,175	AssuredPartners Inc., 8.073% (1-Month USD-SOFR + 0.350%) due 2/14/31	170,242
	Asurion LLC:
20,000	9.937% (1-Month USD-SOFR + 0.525%) due 1/31/28	19,607
84,358	8.923% (1-Month USD-SOFR + 0.425%) due 8/19/28	84,659
265,328	Aveanna Healthcare LLC, 8.364% (3-Month USD-SOFR + 0.375%) due 7/17/28	262,073
326,914	Bausch + Lomb Corp., 7.938% (1-Month USD-SOFR + 0.325%) due 5/10/27	327,876
134,375	BCPE Empire Holdings Inc., 8.073% (1-Month USD-SOFR + 0.350%) due 12/11/28	135,080
	Boxer Parent Co., Inc.:
235,000	8.335% (3-Month USD-SOFR + 0.375%) due 7/30/31	236,495
60,000	10.335% (3-Month USD-SOFR + 0.575%) due 7/30/32	59,000
64,513	Brand Industrial Services Inc., 9.071% (3-Month USD-SOFR + 0.450%) due 8/1/30	64,130
64,838	Broadstreet Partners Inc., 7.823% (1-Month USD-SOFR + 0.325%) due 6/13/31	65,169
44,775	Cengage Learning Inc., 8.044% (1-Month USD-SOFR + 0.350%) due 3/22/31	44,939
155,000	Central Parent LLC, 7.854% (3-Month USD-SOFR + 0.325%) due 7/6/29	155,090
64,837	CHG Healthcare Services Inc., 8.275% (1-Month USD-SOFR + 0.350%) due 9/29/28	65,422

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
	Cloud Software Group Inc.:
$37,082	8.104% (3-Month USD-SOFR + 0.350%) due 3/30/29	$37,188
35,000	due 3/21/31(j)	35,151
56,908	ClubCorp Holdings Inc., 9.865% (3-Month USD-SOFR + 0.500%) due 9/18/26	57,050
7,321	Columbus McKinnon Corp., 7.104% (3-Month USD-SOFR + 0.250%) due 5/14/28	7,349
60,000	Commscope Inc., 7.937% (1-Month USD-SOFR + 0.325%) due 4/6/26	58,700
18,430	Connect Finco SARL, 8.073% (1-Month USD-SOFR + 0.350%) due 12/11/26	18,154
85,000	Construction Partners Inc., 7.073% (1-Month USD-SOFR + 0.250%) due 10/29/31	85,531
120,000	Cornerstone Generation LLC, due 10/28/31(j)	120,850
101,491	Cornerstone OnDemand Inc., 8.437% (1-Month USD-SOFR + 0.375%) due 10/16/28	87,948
199,000	Cotiviti Inc., 7.672% (1-Month USD-SOFR + 0.300%) due 5/1/31	199,746
35,000	Crown Finance US Inc., due 10/31/31(j)	34,810
59,223	CSC Holdings LLC, 7.173% (6-Month USD-SOFR + 0.250%) due 4/15/27	54,485
28,638	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-SOFR + 0.200%) due 5/1/24(f)	29
66,601	DCert Buyer Inc., 8.573% (1-Month USD-SOFR + 0.400%) due 10/16/26	65,152
60,000	DexKo Global Inc., due 10/4/28(j)	56,309
34,068	DIRECTV Financing LLC, 9.847% (3-Month USD-SOFR + 0.500%) due 8/2/27	34,343
59,700	EAB Global Inc., 7.823% (1-Month USD-SOFR + 0.325%) due 8/16/28	59,879
74,465	Eagle Parent Corp., 8.854% (3-Month USD-SOFR + 0.425%) due 4/2/29	73,127
50,000	Edelman Financial Engines Center LLC, 9.823% (1-Month USD-SOFR + 0.525%) due 10/6/28	50,219
60,000	Edgewater Generation LLC, 8.823% (1-Month USD-SOFR + 0.425%) due 8/1/30	60,763
	EG Group Ltd.:
19,334	9.081% (1-Month USD-SOFR + 0.425%) due 3/31/26	19,334
64,511	10.331% (1-Month USD-SOFR + 0.550%) due 2/7/28	64,640
25,000	EMRLD Borrower LP, due 8/4/31(j)	25,024
322,984	Fertitta Entertainment LLC, 8.073% (1-Month USD-SOFR + 0.350%) due 1/27/29	324,680
143,956	First Advantage Holdings LLC, 7.823% (1-Month USD-SOFR + 0.325%) due 10/31/31	145,215
	Focus Financial Partners LLC:
230,269	7.823% (1-Month USD-SOFR + 0.325%) due 9/11/31	232,260
24,731	0.500% (3-Month USD-SOFR + 0.050%) due 9/15/31	24,945
105,000	Frontier Communications Holdings LLC, 8.763% (6-Month USD-SOFR + 0.350%) due 7/1/31	105,875
256,692	Gainwell Acquisition Corp., 8.704% (3-Month USD-SOFR + 0.400%) due 10/1/27	245,426
178,639	Garda World Security Corp., 8.109% (1-Month USD-SOFR + 0.350%) due 2/1/29	180,559
40,000	GBT Group Services BV, 7.626% (3-Month USD-SOFR + 0.300%) due 7/25/31	40,258
40,000	GOLDEN STATE FOODS LLC, due 10/7/31(j)	40,246
30,000	Gray Television Inc., due 12/1/28(j)	27,600
105,900	Great Outdoors Group LLC, 8.437% (1-Month USD-SOFR + 0.375%) due 3/6/28	106,275
23,923	Greystone Select Financial LLC, 9.879% (3-Month USD-SOFR + 0.500%) due 6/16/28	23,744
28,765	Grifols Worldwide Operations Ltd., 6.735% (3-Month USD-SOFR + 0.200%) due 11/15/27	28,138
69,467	Hexion Holdings Corp., 9.164% (3-Month USD-SOFR + 0.450%) due 3/15/29	69,889
154,613	HighTower Holding LLC, 8.071% (3-Month USD-SOFR + 0.350%) due 4/21/28	155,965
148,404	Hunter Douglas Holding BV, 8.021% (3-Month USD-SOFR + 0.350%) due 2/26/29(f)	148,775
219,450	Husky Injection Molding Systems Ltd., 9.573% (1-Month USD-SOFR + 0.500%) due 2/15/29	220,760
	Ineos Quattro Holdings UK Ltd.:
119,400	8.923% (1-Month USD-SOFR + 0.425%) due 4/2/29	119,475
60,000	8.823% (1-Month USD-SOFR + 0.425%) due 10/7/31	60,225
248,715	Ineos US Finance LLC, 8.323% (1-Month USD-SOFR + 0.375%) due 2/7/31	250,063
5,000	Kodiak BP LLC, due 11/26/31(j)	5,004
65,000	Kronos Acquisition Holdings Inc., 8.584% (3-Month USD-SOFR + 0.400%) due 7/8/31	61,181
259,350	LBM Acquisition LLC, 8.472% (1-Month USD-SOFR + 0.375%) due 6/6/31	255,667
85,000	LC Ahab US Bidco LLC, 7.573% (1-Month USD-SOFR + 0.300%) due 5/1/31	85,585

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
$60,000	Life Time Inc., 7.152% (1-Month USD-SOFR + 0.250%) due 10/22/31	$60,200
245,411	LifePoint Health Inc., 8.406% (3-Month USD-SOFR + 0.375%) due 5/17/31	246,027
80,000	Lightning Power LLC, 7.735% (1-Month USD-SOFR + 0.325%) due 8/18/31	80,640
25,000	Lumen Technologies Inc., due 4/15/29(j)	23,360
25,000	Lummus Technology Holdings V LLC, 8.187% (1-Month USD-SOFR + 0.350%) due 12/31/29	25,152
45,000	Madison Safety & Flow LLC, 7.823% (1-Month USD-SOFR + 0.325%) due 9/26/31	45,478
87,651	McAfee Corp., 7.906% (1-Month USD-SOFR + 0.325%) due 3/1/29	87,892
	Mitchell International Inc.:
255,000	7.823% (1-Month USD-SOFR + 0.325%) due 6/17/31	255,558
55,000	9.823% (1-Month USD-SOFR + 0.525%) due 6/17/32	54,416
124,264	Motion Acquisition Ltd., 8.104% (3-Month USD-SOFR + 0.350%) due 11/12/29(f)	123,124
60,000	Natgasoline LLC, due 11/14/25(j)	59,250
120,079	NEP Group Inc., due 8/19/26(j)	113,354
100,000	Nvent Electric PLC, due 9/12/31(j)	100,969
144,638	Olympus Water US Holding Corp., 8.104% (3-Month USD-SOFR + 0.350%) due 6/20/31	145,745
	OneDigital Borrower LLC:
174,563	7.823% (1-Month USD-SOFR + 0.325%) due 7/2/31	175,945
60,000	9.823% (1-Month USD-SOFR + 0.525%) due 7/2/32	59,513
61,856	Ontario Gaming GTA LP, 8.893% (3-Month USD-SOFR + 0.425%) due 8/1/30	62,030
85,000	OVG Business Services LLC, 7.573% (1-Month USD-SOFR + 0.300%) due 6/25/31	85,213
50,000	Peraton Corp., 8.423% (1-Month USD-SOFR + 0.375%) due 2/1/28	46,867
72,563	PetSmart LLC, 8.423% (1-Month USD-SOFR + 0.375%) due 2/11/28	72,472
105,000	PointClickCare Technologies Inc., 7.821% (3-Month USD-SOFR + 0.325%) due 11/3/31	105,656
83,205	Polaris Newco LLC, 8.847% (3-Month USD-SOFR + 0.400%) due 6/2/28	83,503
74,154	Pregis TopCo LLC, 8.573% (1-Month USD-SOFR + 0.400%) due 7/31/26	74,617
	Pretium PKG Holdings Inc.:
49,423	8.321% (3-Month USD-SOFR + 0.375%) due 10/2/28	50,467
73,323	8.470% (3-Month USD-SOFR + 0.390%) due 10/2/28	59,045
65,174	Radiology Partners Inc., 9.775% (3-Month USD-SOFR + 0.500%) due 1/31/29	64,587
	Sabre GLBL Inc.:
65,000	0.000% (1-Month USD-SOFR + 0.350%) due 12/17/27	61,669
125,000	Sedgwick Claims Management Services Inc., 7.585% (3-Month USD-SOFR + 0.300%) due 7/31/31	125,834
55,000	Select Medical Corp., due 11/18/31(j)	55,000
	Signia Aerospace LLC:
130,000	due 11/21/31(j)	130,000
155,000	Sotera Health Holdings LLC, 7.835% (3-Month USD-SOFR + 0.325%) due 5/30/31	154,904
130,000	Southern Veterinary Partners LLC, due 10/31/31(j)	131,138
73,702	Stubhub Holdco Sub LLC, 9.323% (1-Month USD-SOFR + 0.475%) due 3/15/30	73,687
26,596	SWF Holdings I Corp., 8.687% (1-Month USD-SOFR + 0.400%) due 10/6/28	21,533
48,375	Tecta America Corp., 8.687% (1-Month USD-SOFR + 0.400%) due 4/10/28	48,605
300,000	Tempur Sealy International Inc., 7.070% (1-Month USD-SOFR + 0.250%) due 10/3/31	301,749
115,000	Thunder Generation Funding LLC, 7.610% (3-Month USD-SOFR + 0.300%) due 10/3/31	115,719
130,613	Triton Water Holdings Inc., 8.115% (3-Month USD-SOFR + 0.325%) due 3/31/28	131,502
70,000	UFC Holdings LLC, 6.770% (3-Month USD-SOFR + 0.225%) due 11/21/31	70,469
36,695	Upbound Group Inc., 7.335% (3-Month USD-SOFR + 0.275%) due 2/17/28	36,786
58,188	Vestis Corp., 6.764% (3-Month USD-SOFR + 0.225%) due 2/22/31	58,370
134,663	Wand Newco 3 Inc., 7.834% (3-Month USD-SOFR + 0.325%) due 1/30/31	135,522
30,000	WaterBridge Midstream Operating LLC, 9.393% (3-Month USD-SOFR + 0.475%) due 6/27/29	29,779
164,175	WestJet Loyalty LP, 7.854% (1-Month USD-SOFR + 0.325%) due 2/14/31	164,636
65,000	White Cap Supply Holdings LLC, 7.823% (1-Month USD-SOFR + 0.325%) due 10/19/29	65,330
35,000	Zayo Group Holdings Inc., 7.687% (1-Month USD-SOFR + 0.300%) due 3/9/27	33,447
85,000	Zelis Payments Buyer Inc., due 10/25/31(j)	85,091

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) – (continued)
$20,000	Ziggo Financing Partnership, 7.224% (1-Month USD-SOFR + 0.250%) due 4/30/28	$19,902
	TOTAL SENIOR LOANS	12,168,115
	(Cost - $12,155,262)
SOVEREIGN BONDS - 0.4%
Bermuda - 0.1%
	Bermuda Government International Bond:
890,000	2.375% due 8/20/30	755,254
800,000	5.000% due 7/15/32	776,800
	Total Bermuda	1,532,054
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	119,406

Dominican Republic - 0.0%
200,000	Dominican Republic International Bond, 5.500% due 2/22/29	195,525

Guatemala - 0.0%
200,000	Guatemala Government Bond, 4.375% due 6/5/27	191,860

Hungary - 0.0%
635,000	Hungary Government International Bond, 5.500% due 3/26/36(b)	610,309

Israel - 0.0%
200,000	Israel Government International Bond, 6.500% due 11/6/31	211,754

Mexico - 0.2%
	Mexico Government International Bond:
410,000	3.500% due 2/12/34	336,282
245,000	6.350% due 2/9/35	246,962
1,775,000	6.000% due 5/7/36	1,730,369
500,000	6.338% due 5/4/53	465,825
200,000	6.400% due 5/7/54	188,280
	Total Mexico	2,967,718
Panama - 0.0%
300,000	Panama Government International Bond, 3.870% due 7/23/60	172,828

Peru - 0.0%
	Peruvian Government International Bond:
135,000	3.000% due 1/15/34	111,848
530,000	5.375% due 2/8/35	523,948
	Total Peru	635,796
Romania - 0.1%
	Romanian Government International Bond:
1,080,000	5.875% due 1/30/29(b)	1,070,237
1,228,000	3.000% due 2/14/31	1,018,100
	Total Romania	2,088,337
South Africa - 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	189,500
	TOTAL SOVEREIGN BONDS
	(Cost - $9,557,906)	8,915,087

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 0.1%
California - 0.0%
$20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	$22,394
360,000	AA-	State of California, GO, 7.300% due 10/1/39	422,929
		Total California	445,323
Massachusetts - 0.0%
287,107	Aa1(k)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	282,481

New York - 0.1%
680,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	755,297
695,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	674,104
		Total New York	1,429,401
		TOTAL MUNICIPAL BONDS
		(Cost - $2,536,555)	2,157,205

Shares/Units
EXCHANGE TRADED FUND (ETF) - 1.7%
309,930	iShares Core U.S. Aggregate Bond
	(Cost - $30,635,492)	30,745,056

COMMON STOCKS - 0.0%
INDUSTRIAL - 0.0%
Metals & Mining - 0.0%
1,907	Flame Aggregator LLC*(f)	7,628
	Total Metals & Mining	7,628
	TOTAL INDUSTRIAL	7,628
	TOTAL COMMON STOCKS
	(Cost - $3,913)	7,628
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,997,367,803)	1,872,918,819

Face Amount†
SHORT-TERM INVESTMENTS - 2.4%
TIME DEPOSITS - 2.4%
9	EUR	Citibank - London, 2.120% due 12/2/24	10
$640,646		Citibank - New York, 3.930% due 12/2/24	640,646
18,528,124		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	18,528,124
25,014,303		Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	25,014,303
		TOTAL TIME DEPOSITS
		(Cost - $44,183,083)	44,183,083
U.S. GOVERNMENT OBLIGATION - 0.0%
565,000		U.S. Treasury Bill, 4.293% due 7/10/25(l)	550,540
		TOTAL U.S. GOVERNMENT OBLIGATION
		(Cost - $550,585)	550,540
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $44,733,668)	44,733,623
		TOTAL INVESTMENTS - 104.2%
		(Cost - $2,042,101,471)	1,917,652,442
		Liabilities in Excess of Other Assets - (4.2)%	(77,004,735)
		TOTAL NET ASSETS - 100.0%	$1,840,647,707

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $355,215,067 and represents 19.30% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(d)	Interest only security.
(e)	Principal only security.
(f)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $290,082 and represents 0.02% of net assets.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is currently in default.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rating by Moody's Investors Service. All ratings are unaudited.
(l)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	$220,781	$143,122	0.01%
Total			$143,122	0.01%

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principals
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (continued)

Summary of Investments by Security Type^
Mortgage-Backed Securities	26.1%
U.S. Government Obligations	19.7
Collateralized Mortgage Obligations	18.6
Corporate Bonds & Notes	18.1
Asset-Backed Securities	12.4
Exchange Traded Funds (ETF)	1.6
Senior Loans	0.6
Sovereign Bonds	0.5
Municipal Bonds	0.1
Common Stocks	0.0 *
Short-Term Investments	2.3
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

At November 30, 2024, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

		Expiration
	Number of	Date	Notional		Unrealized
Open Futures Contracts	Contracts	(Month/Year)	Amounts	Market Value	(Depreciation)
Contracts to Sell:
U.S. 10 Year Note (CBT)	121	3/25	$(13,286,170)	$13,453,687	$(167,517)
U.S. 10 Year Ultra	70	3/25	(7,883,244)	8,035,781	(152,537)
U.S. 2 Year Note (CBT)	51	3/25	(10,503,227)	10,511,579	(8,352)
U.S. 5 Year Note (CBT)	104	3/25	(11,097,407)	11,190,563	(93,156)
U.S. Long Bond (CBT)	44	3/25	(5,126,594)	5,258,000	(131,406)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(552,968)

At November 30, 2024, Destinations Core Fixed Income Fund had deposited cash of $ 400,462 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2024, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

							Upfront
	Floating						Premiums	Unrealized
	Rate	Fixed	Maturity	Notional		Market	Paid/	Appreciation/
Pay/Receive Floating Rate	Index	Rate	Date	Amounts		Value	(Received)	(Depreciation)
Receive	1D SOFTR	3.590%	9/20/53	USD	1,175,000	$4,227	$5,065	$(838)
Receive	1D SOFTR	3.250%	6/21/53	USD	960,000	67,662	(10,562)	78,224
Receive	1D SOFTR	2.880%	3/15/53	USD	990,000	143,014	11,594	131,420
Receive	1D SOFTR	2.970%	3/15/53	USD	3,065,000	392,483	9,928	382,555
						$607,386	$16,025	$591,361

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$850,000	2.000% due 12/1/39(a) (Proceeds — $755,869)	$(762,182)
1,550,000	3.000% due 12/1/39(a) (Proceeds — $1,446,949)	(1,458,724)
675,000	3.500% due 12/1/39(a) (Proceeds — $642,410)	(646,507)
600,000	4.500% due 12/1/39(a) (Proceeds — $589,078)	(592,919)
6,436,000	2.500% due 12/1/54(a) (Proceeds — $5,344,255)	(5,385,445)
3,940,000	3.000% due 12/1/54(a) (Proceeds — $3,403,329)	(3,433,915)
3,051,000	4.500% due 12/1/54(a) (Proceeds — $2,926,964)	(2,929,488)
450,000	5.000% due 12/1/54(a) (Proceeds — $438,961)	(441,535)
10,795,000	4.000% due 1/1/55(a) (Proceeds — $9,987,688)	(10,097,247)
5,275,000	4.500% due 1/1/55(a) (Proceeds — $4,988,790)	(5,065,738)
	Government National Mortgage Association:
1,755,000	3.000% due 12/1/42(a) (Proceeds — $1,537,814)	(1,555,076)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds—$32,062,107)	$(32,368,776)

(a) This security is traded on a TBA basis.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 34.3%
Basic Materials - 3.2%
$200,000		Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	$199,212
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	198,590
200,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	194,691
		Glencore Funding LLC, Company Guaranteed Notes:
250,000		4.000% due 4/16/25(a)	249,019
190,000		5.766% (SOFRRATE + 1.060%) due 4/4/27(a)(b)	191,516
200,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	205,067
200,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	199,439
3,898,000		Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	3,922,440
200,000		MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	199,428
200,000		Nexa Resources SA, Company Guaranteed Notes, 6.500% due 1/18/28	204,038
47,000		Sherwin-Williams Co., Senior Unsecured Notes, 4.550% due 3/1/28	47,020
4,953,621		TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(a)	4,978,389
		Total Basic Materials	10,788,849
Communications - 3.6%
200,000		Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	199,139
6,811,000		BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	6,232,065
792,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	730,916
253,000		Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	253,233
2,126,000		Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	2,120,163
		Go North Group AB:
2,374,465		Senior Secured Notes, 10.371% (SOFRRATE + 5.762%) due 2/9/26(b)	1,543,402
1,707,880	SEK	Senior Unsecured Notes, 15.000% due 2/2/28(c)	–
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	173,720
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,111
400,000		Uber Technologies Inc., Company Guaranteed Notes, 7.500% due 9/15/27(a)	408,008
248,000		Videotron Ltd., Company Guaranteed Notes, 5.125% due 4/15/27(a)	247,541
		Total Communications	12,107,298
Consumer Cyclical - 4.0%
58,000		Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	57,403
258,000		Ford Motor Co., Senior Unsecured Notes, 4.346% due 12/8/26	254,459
250,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	251,028
215,000		Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	214,971
121,000		Hyatt Hotels Corp., Senior Unsecured Notes, 5.250% due 6/30/29	122,300
126,000		Hyundai Capital America, Senior Unsecured Notes, 4.550% due 9/26/29(a)	123,775
		Life Time Inc.:
4,461,000		Company Guaranteed Notes, 8.000% due 4/15/26(a)	4,478,764
2,034,000		Senior Secured Notes, 5.750% due 1/15/26(a)	2,033,267
123,000		Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	122,956
659,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.745% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	713,987
4,150,000		Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	4,153,283
1,196,000		VF Corp., Senior Unsecured Notes, 2.400% due 4/23/25	1,181,268
		Total Consumer Cyclical	13,707,461
Consumer Non-cyclical - 8.5%
166,000		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	137,844

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical - (continued)
$3,650,000	NOK	Aider Konsern AS, Senior Secured Notes, 8.870% (3-Month NIBOR + 4.150%) due 9/5/28(b)	$339,337
247,000		Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	247,003
142,000		Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.086% (SOFRRATE + 0.490%) due 2/20/26(b)	142,245
13,681,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	9,234,675
200,000		Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	195,282
1,978,000		Chegg Inc., Senior Unsecured Notes, 0.125% due 3/15/25	1,919,649
126,000		Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	127,955
		Equifax Inc., Senior Unsecured Notes:
2,471,000		2.600% due 12/1/24	2,471,000
124,000		4.800% due 9/15/29	123,363
255,000		GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	255,494
2,472,000		HCA Inc., Company Guaranteed Notes, 5.375% due 2/1/25	2,471,684
74,000		Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	73,720
124,000		Kroger Co., Senior Unsecured Notes, 4.600% due 8/15/27	124,545
200,000		KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	194,456
126,000		Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	122,889
8,497,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	7,222,450
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	200,749
655,000		NuVasive Inc., Company Guaranteed Notes, 0.375% due 3/15/25	644,455
2,100,000	EUR	OP Holdco GmbH, Senior Secured Notes, 9.439% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(b)	2,208,601
297,830		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	298,206
117,000		Quanta Services Inc., Senior Unsecured Notes, 4.750% due 8/9/27	117,047
		Total Consumer Non-cyclical	28,872,649
Energy - 4.6%
191,666		AL Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	190,270
128,000		Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	124,613
3,805,000		CITGO Petroleum Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	3,809,669
200,000		Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	199,201
2,216,000		CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.000% due 5/1/29(a)	2,247,474
229,000		Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	234,207
121,000		EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	122,731
2,400,000		Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,408,881
117,680		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	116,369
340,000		Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	343,231
165,630		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	155,535
2,800,000		HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	2,903,040
200,000		Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	202,768
138,000		NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	137,237
121,000		Occidental Petroleum Corp., Senior Unsecured Notes, 5.200% due 8/1/29	121,420
200,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	189,628
200,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	191,126
		Petrobras Global Finance BV, Company Guaranteed Notes:
200,000		7.375% due 1/17/27	207,399
50,000		5.999% due 1/27/28	50,606
63,000		South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 4.911% due 9/1/27(a)	62,934
1,295,000		Welltec International ApS, Senior Secured Notes, 8.250% due 10/15/26(a)	1,319,286
129,000		Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	128,875
		Total Energy	15,466,500

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - 4.7%
$258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	$266,012
244,000	American Express Co., Senior Unsecured Notes, 5.596% (SOFRRATE + 1.000%) due 2/16/28(b)	245,549
64,000	American Homes 4 Rent LP, Senior Unsecured Notes, 4.250% due 2/15/28	62,995
56,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	56,788
43,000	Ares Strategic Income Fund, Senior Unsecured Notes, 5.700% due 3/15/28(a)	43,151
291,000	Athene Global Funding, Secured Notes, 4.721% due 10/8/29(a)	287,270
269,000	Aviation Capital Group LLC, Senior Unsecured Notes, 1.950% due 1/30/26(a)	259,518
272,000	Avolon Holdings Funding Ltd., Senior Unsecured Notes, 2.125% due 2/21/26(a)	262,370
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	198,583
200,000	Banco BTG Pactual SA, Senior Unsecured Notes, 4.500% due 1/10/25	199,434
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25(a)	144,835
150,000	2.750% due 12/10/25	144,835
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,394
	Banco de Credito del Peru SA, Subordinated Notes:
250,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	244,631
100,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	94,127
150,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, Senior Unsecured Notes, 4.375% due 4/11/27	146,242
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	294,075
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	295,195
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	181,989
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(b)	208,628
200,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	199,675
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	195,019
200,000	BBVA Bancomer SA, Subordinated Notes, 5.125% (5-Year CMT Index + 2.650%) due 1/18/33(b)	187,490
148,000	Blackstone Private Credit Fund, Senior Unsecured Notes, 6.000% due 11/22/34(a)	147,519
228,000	Citigroup Inc., Senior Unsecured Notes, 4.542% (SOFRRATE + 1.338%) due 9/19/30(b)	224,511
220,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.456% (SOFRRATE + 0.630%) due 9/12/25(a)(b)	220,468
309,000	Crown Castle Inc., Senior Unsecured Notes, 4.900% due 9/1/29	308,607
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	192,325
1,470,955	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	1,502,073
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(b)	189,500
154,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.546% (SOFRRATE + 0.770%) due 3/18/27(b)	154,224
35,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.272% (SOFRRATE + 1.276%) due 1/15/31(b)	35,401
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes:
864,000	6.250% due 5/15/26	851,473
1,927,000	5.250% due 5/15/27	1,852,434

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial - (continued)
$300,000		InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	$297,707
260,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	247,661
5,656		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	5,395
217,000		JPMorgan Chase & Co., Senior Unsecured Notes, 5.580% (SOFRRATE + 0.920%) due 4/22/28(b)	217,835
130,000		LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	127,966
200,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(a)	205,220
2,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 10.227% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(b)	233,470
83,000		Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	82,429
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	194,990
133,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(b)	133,710
25,000,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.250% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	2,340,440
248,000		Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(b)	247,215
		United Overseas Bank Ltd., Subordinated Notes:
200,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	191,859
200,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	189,001
267,000		VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	262,231
185,000		Wells Fargo & Co., Senior Unsecured Notes, 5.730% (SOFRRATE + 1.070%) due 4/22/28(b)	186,213
246,000		Welltower OP LLC, Company Guaranteed Notes, 4.000% due 6/1/25	244,894
		Total Financial	15,505,576
Healthcare - 1.3%
5,648,632		ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26(c)(d)	4,250,596

Industrial - 1.2%
78,000		AGCO Corp., Company Guaranteed Notes, 5.450% due 3/21/27	78,974
143,000		Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	143,189
253,472		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	196,897
244,000		Boeing Co., Senior Unsecured Notes, 4.875% due 5/1/25	243,711
1,181,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	1,181,000
619,000		Carlisle Cos., Inc., Senior Unsecured Notes, 3.500% due 12/1/24	619,000
		Cemex SAB de CV:
200,000		Company Guaranteed Notes, 5.450% due 11/19/29	198,841
200,000		Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%) (b)(e)	196,222
114,000		CNH Industrial Capital LLC, Company Guaranteed Notes, 4.500% due 10/8/27	113,122
67,000		Keysight Technologies Inc., Senior Unsecured Notes, 3.000% due 10/30/29	61,766
248,185		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	247,129
157,660		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,963
220,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.400% due 7/1/27(a)	217,970
74,000		Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	73,553
215,000		Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26	217,729
		Total Industrial	3,941,066
Technology - 2.5%
117,000		AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	117,806

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$2,846,000	EUR	Azerion Group NV, Senior Secured Notes, 10.029% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	$3,053,406
		Broadcom Inc.:
206,000		Company Guaranteed Notes, 3.150% due 11/15/25	202,925
84,000		Senior Unsecured Notes, 4.350% due 2/15/30	82,344
15,590,000	SEK	Cabonline Group Holding AB, Senior Secured Notes, 14.000% due 3/19/26	1,402,284
371,000		Envestnet Inc., Company Guaranteed Notes, 0.750% due 8/15/25	367,661
297,000		Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	296,001
252,000		Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.550% due 10/15/29	249,556
15,542,918	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(d)(f)	941,524
95,000		Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	94,569
233,000		Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	235,236
457,000		Porch Group Inc., Senior Unsecured Notes, 0.750% due 9/15/26(a)	311,903
238,000		Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	240,195
767,000		Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	761,104
		Total Technology	8,356,514
Utilities - 0.7%
200,000		Adani Transmission Step-One Ltd., Senior Secured Notes, 4.000% due 8/3/26	186,955
63,000		Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	63,357
250,000		American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	254,192
296,429		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	246,036
200,000		Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	196,717
200,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29	178,746
200,000		Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	196,722
83,000		Essential Utilities Inc., Senior Unsecured Notes, 4.800% due 8/15/27	83,195
119,000		Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	120,883
147,500		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	131,453
241,936		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	236,732
196,000		NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	199,355
236,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 6.100% due 1/15/29	246,051
		Total Utilities	2,340,394
		TOTAL CORPORATE BONDS & NOTES (Cost - $123,718,235)	115,336,903
ASSET-BACKED SECURITIES - 12.2%
68,916		AccessLex Institute, Series 2007-A, Class A3, 5.082% (3-Month TSFR + 0.562%) due 5/25/36(b)	67,560
424,658		Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.564% (1-Month TSFR + 1.269%) due 4/25/35(b)	424,719
		ACHV ABS Trust:
250,000		Series 2023-3PL, Class C, 7.350% due 8/19/30(a)	251,566
550,000		Series 2023-4CP, Class C, 7.710% due 11/25/30(a)	555,912
		ACREC Ltd.:
142,544		Series 2021-FL1, Class A, 5.875% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	141,836
350,000		Series 2021-FL1, Class AS, 6.225% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	347,052
		Affirm Asset Securitization Trust:
500,000		Series 2023-A, Class 1A, 6.610% due 1/18/28(a)	500,957
79,208		Series 2023-X1, Class A, 7.110% due 11/15/28(a)	79,440
275,000		Series 2024-A, Class A, 5.610% due 2/15/29(a)	276,827
		American Credit Acceptance Receivables Trust:
268,092		Series 2024-2, Class A, 5.900% due 2/12/27(a)	269,087

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$189,339	Series 2024-3, Class A, 5.760% due 11/12/27(a)	$190,153
164,749	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(a)	165,502
15,641	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	14,757
239,182	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 5.794% (1-Month TSFR + 1.184%) due 8/15/34(a)(b)	238,884
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	502,563
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.892% (3-Month TSFR + 1.370%) due 1/22/38(a)(b)	501,750
167,716	BDS Ltd., Series 2021-FL10, Class A, 6.075% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	167,425
250,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.540% due 2/16/27	250,512
253,441	BRSP Ltd., Series 2021-FL1, Class A, 5.875% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	251,694
	BSPRT Issuer Ltd.:
73,298	Series 2021-FL6, Class A, 5.824% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	72,953
183,748	Series 2021-FL7, Class A, 6.044% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	183,299
322,708	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	299,757
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 5.976% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	1,001,599
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 6.297% (3-Month TSFR + 1.680%) due 4/20/37(a)(b)	503,206
	Carvana Auto Receivables Trust:
192,445	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	192,937
293,355	Series 2024-N1, Class A2, 5.760% due 4/12/27(a)	294,161
300,000	Series 2024-P3, Class A4, 4.310% due 9/10/30	295,740
1,500,000	CFIP CLO Ltd., Series 2021-1A, Class A, 6.099% (3-Month TSFR + 1.482%) due 1/20/35(a)(b)	1,503,506
99,023	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(a)	99,320
124,288	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	107,635
118,870	CPS Auto Receivables Trust, Series 2024-A, Class A, 5.710% due 9/15/27(a)	119,305
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(a)	478,316
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	490,947
470,000	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	458,579
45,447	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	45,349
843,035	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 6.586% (1-Month TSFR +1.914%) due 7/25/33(b)	831,384
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.056% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	1,002,142
161,961	FS Rialto, Series 2021-FL3, Class A, 5.975% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	161,358
317,512	FS RIALTO, Series 2021-FL2, Class A, 5.945% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	315,941
171,380	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 5.767% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	172,132
129,340	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class A2, 6.400% due 12/15/26(a)	129,680
500,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	505,079
237,098	GPMT Ltd., Series 2021-FL4, Class A, 6.060% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	232,958
421,418	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.744% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	419,972
645,473	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.057% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	646,251

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.061% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	$500,850
83,333	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(a)	83,065
28,319	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 5.775% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	28,213
115,139	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	111,216
2,177,093	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(a)	1,853,126
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.087% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	1,001,759
500,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 6.617% (3-Month TSFR + 2.000%) due 10/20/36(a)(b)	504,626
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 6.267% (3-Month TSFR + 1.650%) due 4/20/37(a)(b)	1,005,914
273,392	KREF Ltd., Series 2021-FL2, Class A, 5.795% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	271,346
5,318	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	5,253
	LCCM Trust:
61,438	Series 2021-FL2, Class A, 5.924% (1-Month TSFR + 1.314%) due 12/13/38(a)(b)	60,899
180,146	Series 2021-FL3, Class A, 6.174% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	179,444
	Lendbuzz Securitization Trust:
294,294	Series 2023-2A, Class A2, 7.090% due 10/16/28(a)	299,629
484,743	Series 2024-2A, Class A2, 5.990% due 5/15/29(a)	489,396
	LoanCore Issuer Ltd.:
247,969	Series 2021-CRE5, Class A, 6.024% (1-Month TSFR + 1.414%) due 7/15/36(a)(b)	247,047
244,033	Series 2021-CRE6, Class A, 6.024% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	242,825
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.149% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	1,002,117
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.087% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	501,354
344,718	Marlette Funding Trust, Series 2024-1A, Class A, 5.950% due 7/17/34(a)	346,191
	MF1 Ltd.:
115,246	Series 2021-FL6, Class A, 5.825% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	114,599
96,730	Series 2022-FL8, Class A, 5.956% (1-Month TSFR + 1.350%) due 2/19/37(a)(b)	96,338
1,620,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 6.079% (3-Month TSFR + 1.462%) due 4/28/34(a)(b)	1,624,718
	Navient Private Education Refi Loan Trust:
50,675	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	46,512
270,176	Series 2022-A, Class A, 2.230% due 7/15/70(a)	244,256
504,490	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.198% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	505,309
97,449	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.959% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	97,504
	Pagaya AI Debt Trust:
108,337	Series 2023-3, Class A, 7.600% due 12/16/30(a)	108,849
12,050	Series 2023-5, Class A, 7.179% due 4/15/31(a)	12,059
22,979	Series 2023-7, Class A, 7.228% due 7/15/31(a)	22,996
304,925	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 4.868% due 7/25/51(a)	303,777
	Prosper Marketplace Issuance Trust:
84,772	Series 2023-1A, Class A, 7.060% due 7/16/29(a)	85,014
348,176	Series 2024-1A, Class A, 6.120% due 8/15/29(a)	349,079
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 6.227% (3-Month TSFR + 1.610%) due 4/20/37(a)(b)	1,004,675
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	249,140
346,276	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	339,489

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
$2,000,000	Sound Point CLO Ltd., Series 2024-38A, Class A1, 6.121% (3-Month TSFR + 1.600%) due 2/20/37(a)(b)	$2,011,352
826,707	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.129% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	827,458
176,432	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.999% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	176,749
441,508	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.947% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	443,041
153,352	STWD Ltd., Series 2021-FL2, Class A, 5.925% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	152,321
575,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	576,803
116,250	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(a)	117,338
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 5.954% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	2,003,269
1,300,000	Series 2019-1A, Class AR, 6.039% (3-Month TSFR + 1.422%) due 7/20/34(a)(b)	1,302,559
93,801	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.925% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	93,451
305,000	Upstart Securitization Trust, Series 2024-1, Class A, 5.330% due 11/20/34(a)	304,943
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	193,507
140,468	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.019% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	140,710
63,292	VMC Finance LLC, Series 2022-FL5, Class A, 6.689% (SOFR30A + 1.900%) due 2/18/39(a)(b)	62,942
113,841	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 4.893% due 2/27/51(a)	113,613
116,272	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 5.240% due 2/27/51(a)	115,948
263,403	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(a)	263,255
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 6.588% (3-Month TSFR + 1.400%) due 7/20/37(a)(b)	1,003,908
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.138% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	1,001,898
	Westlake Automobile Receivables Trust:
190,743	Series 2023-4A, Class A2, 6.230% due 1/15/27(a)	191,613
615,413	Series 2024-1A, Class A2A, 5.620% due 3/15/27(a)	616,873
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $41,277,626)	41,413,837

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
162,443	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	146,126
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	173,945
263,828	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 6.074% (1-Month TSFR + 1.464%) due 11/15/36(a)(b)	263,580
100,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218% due 4/14/33(a)	98,912
	BANK:
1,232,721	Series 2017-BNK4, Class XA, 1.492% due 5/15/50(b)(g)	31,212
1,444,957	Series 2017-BNK6, Class XA, 0.921% due 7/15/60(b)(g)	23,781
313,664	BANK5, Series 2024-5YR8, Class A1, 5.188% due 8/15/57	315,624
260,864	BBCMS Mortgage Trust, Series 2024-C24, Class A1, 5.229% due 2/15/57	261,690
	Benchmark Mortgage Trust:
9,401,334	Series 2018-B4, Class XA, 0.620% due 7/15/51(b)(g)	120,215
3,651,252	Series 2020-B16, Class XA, 0.922% due 2/15/53(b)(g)	130,335

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$56,277	Series 2021-B27, Class A1, 0.725% due 7/15/54	$54,300
309,103	Series 2024-V8, Class A1, 5.514% due 7/15/57	312,477
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.499% (1-Month TSFR + 1.890%) due 7/15/41(a)(b)	150,375
320,000	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.951% (1-Month TSFR + 1.342%) due 3/15/41(a)(b)	320,200
	BMO Mortgage Trust:
182,185	Series 2023-C5, Class A1, 5.740% due 6/15/56	183,969
299,986	Series 2024-5C4, Class A1, 6.017% due 5/15/57	305,965
313,130	Series 2024-C9, Class A1, 5.478% due 7/15/57	316,544
208,000	BPR Trust, Series 2021-TY, Class A, 5.774% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	206,717
	BRAVO Residential Funding Trust:
768,988	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	698,859
454,561	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	458,697
277,000	BRSP Ltd., Series 2024-FL2, Class A, 6.556% (1-Month TSFR + 1.945%) due 8/19/37(a)(b)	275,903
330,000	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 6.868% (1-Month TSFR + 2.259%) due 9/15/35(a)(b)	329,888
	BX Commercial Mortgage Trust:
141,057	Series 2021-21M, Class A, 5.453% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	140,264
314,452	Series 2021-CIP, Class A, 5.644% (1-Month TSFR + 1.035%) due 12/15/38(a)(b)	313,666
74,799	Series 2021-VINO, Class A, 5.376% (1-Month TSFR + 0.767%) due 5/15/38(a)(b)	74,658
180,489	Series 2021-XL2, Class A, 5.412% (1-Month TSFR + 0.803%) due 10/15/38(a)(b)	179,925
140,014	Series 2022-LP2, Class A, 5.622% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	139,839
229,735	BX Mortgage Trust, Series 2022-MVRK, Class A, 6.076% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	228,076
196,000	BX Trust, Series 2021-ARIA, Class B, 6.020% (1-Month TSFR + 1.411%) due 10/15/36(a)(b)	194,897
1,296,051	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.374% due 5/10/50(b)(g)	29,163
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.057% due 6/15/50(b)(g)	5,707
	Citigroup Commercial Mortgage Trust:
200,000	Series 2015-P1, Class A5, 3.717% due 9/15/48	197,926
248,000	Series 2016-P3, Class A3, 3.063% due 4/15/49	244,051
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	390,271
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	193,392
252,125	Series 2017-P7, Class A3, 3.442% due 4/14/50	244,199
104,511	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	89,806
602,294	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	540,855
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 5.905% (1-Month TSFR + 1.296%) due 9/15/33(a)(b)	207,372
773,613	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.784% (SOFR30A + 1.050%) due 1/25/44(a)(b)	773,613
	Cross Mortgage Trust:
798,360	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	802,575
762,613	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	764,654
	CSAIL Commercial Mortgage Trust:
559,248	Series 2017-C8, Class XA, 1.208% due 6/15/50(b)(g)	11,380
3,478,262	Series 2017-CX10, Class XA, 0.983% due 11/15/50(b)(g)	60,837
2,987,893	Series 2018-CX12, Class XA, 0.700% due 8/15/51(b)(g)	48,982
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	192,790
284,746	Series 2020-C9, Class A2, 1.900% due 8/15/53	271,803

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
$170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.757% due 6/5/35(a)(b)	$159,837
1,055,382	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	1,048,488
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 5.425% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	149,264
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.629% (1-Month TSFR + 1.019%) due 10/15/38(a)(b)	208,604
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
339,316	Series 4631, Class FA, 5.420% (SOFR30A + 0.614%) due 11/15/46(b)	333,954
1,173,815	Series 4987, Class BF, 5.249% (SOFR30A + 0.514%) due 6/25/50(b)	1,150,858
661,965	Series 4990, Class FN, 5.199% (SOFR30A + 0.464%) due 5/25/50(b)	641,580
209,805	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.249% (SOFR30A + 0.514%) due 8/25/49(b)	205,574
	Federal National Mortgage Association (FNMA), Aces:
1,034,075	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(b)	941,452
164,235	Series 2021-M7, Class A1, 1.783% due 3/25/31(b)	152,921
	Federal National Mortgage Association (FNMA), REMICS:
635,000	Series 2024-89, Class FD, 6.150% (SOFR30A + 1.400%) due 9/25/53(b)	640,905
480,000	Series 2024-93, Class FL, 6.193% (SOFR30A + 1.450%) due 12/25/54(b)	484,919
806,660	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(a)	801,589
147,322	GPMT Ltd., Series 2021-FL3, Class A, 5.975% (1-Month TSFR + 1.364%) due 7/16/35(a)(b)	145,484
320,000	Great Wolf Trust, Series 2024-WOLF, Class A, 6.151% (1-Month TSFR + 1.542%) due 3/15/39(a)(b)	320,400
	GS Mortgage Securities Corp. Trust:
208,000	Series 2021-IP, Class A, 5.674% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	206,440
250,000	Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(b)	246,411
	GS Mortgage Securities Trust:
237,000	Series 2015-GC34, Class A4, 3.506% due 10/10/48	231,975
3,561,392	Series 2016-GS4, Class XA, 0.684% due 11/10/49(b)(g)	28,345
1,654,334	Series 2017-GS6, Class XA, 1.143% due 5/10/50(b)(g)	31,128
3,142,817	Series 2017-GS8, Class XA, 1.073% due 11/10/50(b)(g)	66,178
285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	275,053
	JPMBB Commercial Mortgage Securities Trust:
236,132	Series 2015-C31, Class A3, 3.801% due 8/15/48	233,489
753,712	Series 2015-C32, Class XA, 1.242% due 11/15/48(b)(g)	2,486
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	196,574
220,000	KREF Ltd., Series 2021-FL2, Class B, 6.375% (1-Month TSFR + 1.764%) due 2/15/39(a)(b)	215,333
	Legacy Mortgage Asset Trust:
318,704	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(a)	318,696
28,194	Series 2021-SL1, Class A, 4.991% due 9/25/60(a)(b)	28,170
144,860	LFT CRE Ltd., Series 2021-FL1, Class A, 5.894% (1-Month TSFR + 1.284%) due 6/15/39(a)(b)	143,606
250,000	MF1, Series 2024-FL15, Class A, 6.298% (1-Month TSFR + 1.688%) due 8/18/41(a)(b)	250,000
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 6.175% (1-Month TSFR + 1.564%) due 10/16/36(a)(b)	325,881
526,973	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	532,027
103,602	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.524% (1-Month TSFR + 0.915%) due 4/15/38(a)(b)	103,472
190,527	MHP, Series 2022-MHIL, Class A, 5.424% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	189,694
253,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class AS, 4.004% due 7/15/50(b)	250,150

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	Morgan Stanley Capital I Trust:
$1,119,974	Series 2016-UB11, Class XA, 1.568% due 8/15/49(b)(g)	$19,969
3,378,215	Series 2016-UB12, Class XA, 0.782% due 12/15/49(b)(g)	32,439
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	232,354
788,307	Series 2017-H1, Class XA, 1.453% due 6/15/50(b)(g)	16,354
178,460	Series 2021-L6, Class A2, 2.126% due 6/15/54(b)	162,999
161,253	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(b)	155,466
209,308	MSC Trust, Series 2021-ILP, Class A, 5.502% (1-Month TSFR + 0.892%) due 11/15/36(a)(b)	208,392
	New Residential Mortgage Loan Trust:
872,010	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	830,549
121,234	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	113,474
1,523,012	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,532,379
	OBX Trust:
556,658	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	493,280
740,435	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	742,326
1,350,443	Series 2024-NQM10, Class A1, step bond to yield, 6.180% due 5/25/64(a)	1,364,364
839,023	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	844,036
887,794	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	896,197
346,117	OPG Trust, Series 2021-PORT, Class A, 5.208% (1-Month TSFR + 0.598%) due 10/15/36(a)(b)	344,386
385,034	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 4.867% due 4/25/26(a)	383,079
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.001% (1-Month TSFR + 1.392%) due 5/15/39(a)(b)	328,763
200,941	SREIT Trust, Series 2021-MFP, Class A, 5.455% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	200,793
300,000	STWD Ltd., Series 2019-FL1, Class B, 6.324% (1-Month TSFR + 1.714%) due 7/15/38(a)(b)	297,779
310,576	TRTX Issuer Ltd., Series 2022-FL5, Class A, 6.260% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	308,841
724,442	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.634% due 6/15/50(b)(g)	19,605
159,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	159,737
	Velocity Commercial Capital Loan Trust:
809,830	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	674,459
315,586	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	249,134
996,080	Series 2024-5, Class A, 5.490% due 10/25/54(a)(b)	985,727
	Verus Securitization Trust:
474,909	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	422,248
130,078	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	122,690
441,933	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(a)	442,393
540,593	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	545,845
568,661	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	569,626
1,275,726	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	1,285,167
69,029	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	64,517
	Wells Fargo Commercial Mortgage Trust:
320,000	Series 2015-C28, Class A4, 3.540% due 5/15/48	317,640
236,000	Series 2015-C30, Class A4, 3.664% due 9/15/58	233,577
2,098,315	Series 2015-LC22, Class XA, 0.882% due 9/15/58(b)(g)	6,964
4,231,312	Series 2015-NXS2, Class XA, 0.720% due 7/15/58(b)(g)	10,423
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	318,606
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	175,364
57,265	Series 2021-SAVE, Class A, 5.874% (1-Month TSFR + 1.264%) due 2/15/40(a)(b)	56,917
2,771	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	2,733
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $41,509,414)	38,952,543

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 7.8%
	U.S. Treasury Notes:
$1,550,000	0.750% due 5/31/26	$1,471,592
2,450,000	0.625% due 7/31/26	2,309,029
820,000	3.500% due 9/30/26	809,782
10,000,000	0.500% due 6/30/27	9,118,359
14,000,000	0.750% due 1/31/28	12,608,750
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $26,619,497)	26,317,512

SENIOR LOANS(b) - 4.6%
1,435,785	Cengage Learning Inc., 8.044% (1-Month USD-SOFR + 3.500%) due 3/22/31	1,441,040
2,883,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR + 7.500%) due 4/1/27	2,839,755
131,838	First Brands Group LLC, 9.847% (3-Month USD-SOFR + 5.000%) due 3/30/27	127,142
2,426,411	Getty Images Inc., 8.845% (6-Month USD-SOFR + 4.500%) due 2/19/26	2,413,405
	K&N Parent Inc.:
2,887,888	12.573% (1-Month USD-SOFR + 8.000%) due 2/3/27(c)(d)	2,873,448
3,370,623	7.937% (1-Month USD-SOFR + 3.250%) due 8/16/27(c)	2,662,792
	Lealand Finance Co. BV:
2,695,935	7.687% (1-Month USD-SOFR + 3.000%) due 6/30/27	1,347,968
59,382	8.687% (1-Month USD-SOFR + 4.000%) due 12/31/27	22,862
1,932,000	Magnite Inc., due 2/6/31(h)	1,951,320
	TOTAL SENIOR LOANS
	(Cost - $19,885,647)	15,679,732

MORTGAGE-BACKED SECURITIES - 0.3%
FHLMC - 0.1%
502,674	Freddie Mac Pool, 6.000% due 4/1/54	512,367

FNMA - 0.2%
	Federal National Mortgage Association (FNMA) Pool:
436,718	5.000% due 8/1/43	434,837
325,132	6.000% due 10/1/53	331,327
	TOTAL FNMA	766,164
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $1,258,331)	1,278,531

SOVEREIGN BONDS - 0.2%
Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 5.950% due 1/25/27	199,589

Guatemala - 0.1%
400,000	Guatemala Government Bond, 4.500% due 5/3/26	390,600
	TOTAL SOVEREIGN BONDS
	(Cost - $592,337)	590,189

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) - 14.6%
1,022,995	iShares Core 1-5 Year USD Bond(i) (Cost - $47,200,907)	$49,236,749

COMMON STOCKS - 1.7%
CONSUMER NON-CYCLICAL - 0.3%
Healthcare-Products - 0.3%
833,981	Prosomnus Sleep Technologies Inc.*(c)(d)	1,004,614

Healthcare-Services - 0.0%
161,689	UpHealth Inc.*(c)(d)	–
	TOTAL CONSUMER NON-CYCLICAL	1,004,614
DIVERSIFIED - 1.3%
Holding Companies-Diversified - 1.3%
80,000	CO2 Energy Transition Corp.*(d)	799,200
106,500	GSR III Acquisition Corp.*	1,062,870
46,400	Legato Merger Corp. III*	476,528
175,000	Slam Corp., Class A Shares*	1,982,750
	Total Holding Companies-Diversified	4,321,348
	TOTAL DIVERSIFIED	4,321,348
FINANCIAL - 0.1%
Financial Services - 0.1%
16,305	Alpha Partners Technology*(c)(d)	815
273,338	K&N Holdco LLC*(c)(d)	341,673
	Total Financial Services	342,488
	TOTAL FINANCIAL	342,488
	TOTAL COMMON STOCKS
	(Cost - $5,229,505)	5,668,450

PREFERRED STOCKS - 1.5%
FINANCIAL - 1.5%
Diversified Financial Services - 1.2%
164,056	SWK Holdings Corp., 9.000%	4,224,442

Equity Real Estate Investment Trusts (REITs) - 0.3%
45,017	Gladstone Land Corp., 5.000%	1,115,071
	TOTAL FINANCIAL	5,339,513
	TOTAL PREFERRED STOCKS
	(Cost - $5,165,667)	5,339,513
WARRANT - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
43,327	Leafly Holdings Inc.*(d)	763
	TOTAL WARRANTS
	(Cost - $0)	763
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $312,457,166)	299,814,722

Face Amount†
SHORT-TERM INVESTMENTS - 12.2%
COMMERCIAL PAPERS - 3.6%
$3,245,000	Crown Castle Inc., 5.222% due 12/5/24(j)	3,242,310
2,817,000	DENTSPLY SIRONA Inc., 5.226% due 12/11/24(j)	2,812,218
3,000,000	FMC Corp., 5.171% due 12/20/24(j)	2,990,659
3,095,000	Whirlpool Corp., 5.010% due 12/2/24(j)	3,093,703
	TOTAL COMMERCIAL PAPERS
	(Cost - $12,144,209)	12,138,890

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE NOTE - 0.0%
$1,468,461		Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d) (Cost - $1,468,631)	$293,692
TIME DEPOSITS - 7.2%
105	EUR	Citibank - London, 2.120% due 12/2/24	111
22,033,820		Citibank - New York, 3.930% due 12/2/24	22,033,820
2,283,804		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	2,283,804
		TOTAL TIME DEPOSITS
		(Cost - $24,317,735)	24,317,735

U.S. GOVERNMENT OBLIGATION - 1.4%
$4,600,000		U.S. Treasury Bill, 4.549% due 1/2/25(j)	4,582,175
		TOTAL U.S. GOVERNMENT OBLIGATION
		(Cost - $4,582,175)	4,582,175
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $42,512,750)	41,332,492

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.3%
MONEY MARKET FUND - 0.3%
1,019,475	Federated Government Obligations Fund, Premier Class, 4.525%(k) (Cost - $1,019,475)	1,019,475
	TOTAL INVESTMENTS - 101.2%
	(Cost - $355,989,391)	342,166,689
	Liabilities in Excess of Other Assets - (1.2)%	(3,944,956)
	TOTAL NET ASSETS - 100.0%	$338,221,733

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $111,574,382 and represents 32.99% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $17,728,775 and represents 5.24% of net assets.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Interest only security.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	33.7%
Exchange Traded Funds (ETFs)	14.4
Asset-Backed Securities	12.1
Collateralized Mortgage Obligations	11.4
U.S. Government Obligations	7.7
Senior Loans	4.6
Common Stocks	1.6
Preferred Stocks	1.5
Mortgage-Backed Securities	0.4
Sovereign Bonds	0.2
Warrant	0.0 *
Short-Term Investments	12.1
Money Market Fund	0.3
100.0%

^	As a percentage of total investments.
*	Positions represent less than 0.05%.

At November 30, 2024, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	7,725,000	BBH	$709,427	12/13/24	$4,902	$–	$4,902

Contracts to Sell:
Euro	3,605,000	BBH	$3,812,080	12/13/24	$22,180	$–	$22,180
Norwegian Krone	3,785,000	BBH	342,875	12/13/24	–	(1,105)	(1,105)
Swedish Krona	62,150,000	BBH	5,707,557	12/13/24	6,498	–	6,498
					$28,678	$(1,105)	27,573
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$33,580	$(1,105)	$32,475

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 76.6%
Australia - 1.3%
$8,018,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	$8,068,273
1,450,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	1,518,763
400,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(b)	400,000
	Total Australia	9,987,036
Austria - 0.2%
1,500,000	LD Celulose International GmbH, Senior Secured Notes, 7.950% due 1/26/32(a)	1,530,468

Bermuda - 0.3%
200,000	Aegon Ltd., Subordinated Notes, 5.500% (6-Month USD-SOFR + 3.540%) due 4/11/48(b)	197,432
274,318	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)(d)	28,710
750,000	Floatel International Ltd., Senior Secured Notes, 9.750% due 4/10/29	637,266
1,150,000	Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	1,244,886
	Total Bermuda	2,108,294
Brazil - 1.4%
5,700,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%) (b)(c)	5,748,979
1,400,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)	1,370,893
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 7.859% (5-Year CMT Index + 3.863%) (b)(c)	201,282
3,350,591	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,354,816
	Total Brazil	10,675,970
Canada - 4.2%
500,000	Algoma Steel Inc., Secured Notes, 9.125% due 4/15/29(a)	516,719
143,000	AltaGas Ltd., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 3.573%) due 10/15/54(a)(b)	146,035
2,100,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(a)	2,110,015
205,000	Bank of Nova Scotia, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(b)	215,577
3,800,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	1,930,020
2,882,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	2,882,000
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	6,766,200
600,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-SOFR + 5.440%) due 6/15/76(b)	606,112
	Enbridge Inc., Subordinated Notes:
200,000	6.000% (3-Month TSFR + 4.152%) due 1/15/77(b)	198,294
315,000	5.500% (3-Month TSFR + 3.680%) due 7/15/77(b)	304,899
200,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(b)	194,323
300,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(b)	316,297
481,000	8.500% (5-Year CMT Index + 4.431%) due 1/15/84(b)	535,660
764,000	Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(a)	797,465
300,000	goeasy Ltd., Senior Unsecured Notes, 7.625% due 7/1/29(a)	311,286
7,300,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	7,279,107
400,000	Precision Drilling Corp., Company Guaranteed Notes, 6.875% due 1/15/29(a)	400,436
188,000	South Bow Canadian Infrastructure Holdings Ltd., Company Guaranteed Notes, 7.500% (5-Year CMT Index + 3.667%) due 3/1/55(a)(b)	196,759
1,750,000	Taseko Mines Ltd., Senior Secured Notes, 8.250% due 5/1/30(a)	1,809,458
400,000	Toronto-Dominion Bank, Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(b)	420,268

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
Canada - (continued)
	Transcanada Trust, Company Guaranteed Notes:
$280,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(b)	$269,904
325,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(b)	311,384
3,595,000	Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,514,113
	Total Canada	32,032,331
Cayman Islands - 1.7%
5,449,638	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	4,233,279
500,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250% (c)	510,000
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	196,722
56,560	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	53,948
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
4,053,683	5.875% due 7/5/34	4,036,442
1,161,771	4.350% due 4/5/36	1,066,875
1,942,400	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,378,348
1,250,000	Seagate HDD Cayman, Company Guaranteed Notes, 9.625% due 12/1/32	1,427,752
	Total Cayman Islands	12,903,366
Chile - 1.6%
200,000	AES Andes SA, Junior Subordinated Notes, 8.150% (5-Year CMT Index + 3.835%) due 6/10/55(a)(b)	204,549
6,600,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	5,273,928
3,359,525	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,788,406
273,700	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	245,646
1,307,300	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,259,754
2,059,400	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,036,460
	Total Chile	11,808,743
Colombia - 1.9%
	Bancolombia SA, Subordinated Notes:
5,700,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	5,690,741
600,000	8.625% (5-Year CMT Index + 4.320%) due 12/24/34(b)	629,462
2,000,000	Ecopetrol SA, Senior Unsecured Notes, 6.875% due 4/29/30	1,965,549
	Empresas Publicas de Medellin ESP, Senior Unsecured Notes:
2,000,000	4.250% due 7/18/29	1,787,464
3,867,000	4.375% due 2/15/31	3,315,837
687,440	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	677,128
500,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.550% due 11/1/28	493,078
	Total Colombia	14,559,259
Dominican Republic - 0.0%
200,000	Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes, 7.000% due 6/30/34(a)	204,016

France - 0.5%
	BNP Paribas SA, Junior Subordinated Notes:
200,000	7.750% (5-Year CMT Index + 4.899%) (a)(b)(c)	205,464
275,000	8.000% (5-Year CMT Index + 3.727%) (a)(b)(c)	282,867
295,000	8.500% (5-Year CMT Index + 4.354%) (a)(b)(c)	307,476
595,000	9.250% (5-Year CMT Index + 4.969%) (a)(b)(c)	639,549
	Credit Agricole SA, Junior Subordinated Notes:
542,000	6.700% (5-Year USD Swap Rate + 3.596%) (a)(b)(c)	522,109
350,000	8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(c)	357,438
200,000	Iliad Holding SASU, Senior Secured Notes, 8.500% due 4/15/31(a)	212,939
	Societe Generale SA, Junior Subordinated Notes:
400,000	9.375% (5-Year CMT Index + 5.385%) (a)(b)(c)	416,271

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
France - (continued)
$401,000		10.000% (5-Year CMT Index + 5.448%) (a)(b)(c)	$429,884
200,000		Viridien, Senior Secured Notes, 8.750% due 4/1/27(a)	195,298
		Total France	3,569,295
Germany - 1.3%
950,000		Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	991,883
		Delivery Hero SE, Senior Unsecured Notes:
800,000	EUR	1.500% due 1/15/28	754,982
5,700,000	EUR	2.125% due 3/10/29	5,260,443
600,000		Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%) (b)(c)	587,985
1,010,000	EUR	Platform Group AG, Senior Unsecured Notes, 8.875% due 7/11/28	1,068,194
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.745% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	1,611,077
		Total Germany	10,274,564
Guatemala - 0.3%
2,500,000		Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	2,450,625

India - 3.2%
2,703,000		Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	2,168,073
1,369,500		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,137,213
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
3,100,000		4.000% due 7/30/27	2,801,271
3,500,000		4.200% due 8/4/27	3,163,805
		Adani Transmission Step-One Ltd., Senior Secured Notes:
2,600,000		4.000% due 8/3/26	2,430,416
3,407,500		4.250% due 5/21/36	2,680,395
200,000		Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	199,139
2,876,250		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,563,338
700,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	668,736
		Reliance Industries Ltd., Senior Unsecured Notes:
6,000,000		4.125% due 1/28/25	5,990,431
250,000		3.667% due 11/30/27	242,164
		Total India	24,044,981
Indonesia - 3.1%
		Freeport Indonesia PT, Senior Unsecured Notes:
500,000		4.763% due 4/14/27(a)	496,474
3,500,000		4.763% due 4/14/27	3,475,321
1,500,000		5.315% due 4/14/32	1,492,132
7,205,000		Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	7,184,776
7,500,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	7,167,223
3,800,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	3,731,640
		Total Indonesia	23,547,566
Ireland - 0.0%
304,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 6.950% (5-Year CMT Index + 2.720%) due 3/10/55(b)	315,226

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Italy - 0.1%
		Intesa Sanpaolo SpA:
$485,000		Junior Subordinated Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(c)	$484,870
600,000		Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(b)	531,454
		Total Italy	1,016,324
Japan - 0.3%
		Rakuten Group Inc., Senior Unsecured Notes:
1,600,000		11.250% due 2/15/27(a)	1,744,379
650,000		9.750% due 4/15/29(a)	709,920
		Total Japan	2,454,299
Liberia - 0.0%
50,000		Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(a)	50,135

Luxembourg - 3.9%
2,645,422		Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	2,626,280
400,000		Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 6.125% due 10/15/26(a)	400,224
308,800		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	313,290
4,150,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	3,493,003
7,670,325		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	7,202,826
750,000		Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(a)	697,026
7,235,000	EUR	Mangrove Luxco III SARL, Senior Secured Notes, 8.179% (3-Month EURIBOR + 5.000%) due 7/15/29(a)(b)	7,728,457
		Millicom International Cellular SA, Senior Unsecured Notes:
1,350,000		5.125% due 1/15/28	1,302,903
900,000		6.250% due 3/25/29	892,892
2,200,000		Minerva Luxembourg SA, Company Guaranteed Notes, 8.875% due 9/13/33(a)	2,321,425
1,300,000		Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29	1,214,706
1,753,357		Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	1,620,245
		Total Luxembourg	29,813,277
Mauritius - 0.4%
3,000,000		Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%) (b)(c)	2,965,457

Mexico - 5.0%
		Banco Mercantil del Norte SA, Junior Subordinated Notes:
6,722,000		5.875% (5-Year CMT Index + 4.643%) (b)(c)	6,412,091
900,000		8.375% (5-Year CMT Index + 4.072%) (a)(b)(c)	896,396
3,000,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	2,729,832
5,000,000		BBVA Bancomer SA, Subordinated Notes, 5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	4,731,480
2,300,000		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	2,410,827
1,800,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%) (b)(c)	1,765,997
3,367,680		Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	3,322,052
		Comision Federal de Electricidad, Company Guaranteed Notes:
400,000		3.348% due 2/9/31	339,166
1,200,000		6.450% due 1/24/35(a)	1,154,194
1,500,000		Electricidad Firme de Mexico Holdings SA de CV, Senior Secured Notes, 4.900% due 11/20/26	1,453,308
1,614,216		Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,581,931

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Mexico - (continued)
$4,300,000		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41(a)	$4,294,195
1,200,000		KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	1,166,734
3,938,718		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,854,000
3,300,000		Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,367,231
		Total Mexico	38,479,434
Multinational - 0.4%
1,407,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	1,298,483
1,500,000		JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	1,578,043
		Total Multinational	2,876,526
Netherlands - 2.1%
200,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 7.125% due 3/15/31(a)	209,249
5,259,000	EUR	Azerion Group NV, Senior Secured Notes, 10.029% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	5,642,258
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
800,000		4.500% due 1/31/30	698,907
1,500,000		7.250% due 2/13/33	1,446,079
		ING Groep NV, Junior Subordinated Notes:
535,000		5.750% (5-Year CMT Index + 4.342%) (b)(c)	529,414
200,000		7.500% (5-Year CMT Index + 3.711%) (b)(c)	205,625
2,096,740		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	2,022,919
5,175,190		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	4,988,181
300,000		VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	268,092
		Total Netherlands	16,010,724
Norway - 0.5%
17,500,000	NOK	Bonheur ASA, Senior Unsecured Notes, 7.060% (3-Month NIBOR + 2.350%) due 10/9/29(a)(b)	1,577,305
22,900,000	NOK	Norske Skog ASA, Senior Unsecured Notes, 9.240% (3-Month NIBOR + 4.500%) due 6/25/29(b)	1,991,412
		Total Norway	3,568,717
Panama - 0.6%
2,000,000		Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300%) due 4/16/29(b)	1,895,000
1,724,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	1,642,185
1,025,000		Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28	1,051,753
		Total Panama	4,588,938
Paraguay - 0.2%
300,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	289,669
1,200,000		Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	896,942
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,111
		Total Paraguay	1,385,722
Peru - 4.3%
		Banco de Credito del Peru SA, Subordinated Notes:
1,900,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	1,859,192
3,000,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	2,823,821
2,800,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,635,566
4,900,000		Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	4,821,517
750,000		Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	704,156

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Peru - (continued)
$4,500,000		Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	$4,482,274
1,485,294		Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	1,444,879
673,200		Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	678,510
2,439,000		InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	2,244,016
3,500,000		InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	3,473,250
300,000		Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27	291,097
1,400,000		Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,266,039
2,800,000		Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,707,040
4,300,000		Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	2,791,829
800,000		Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	784,390
		Total Peru	33,007,576
Portugal - 0.0%
70,068		Invepar, 0.000% due 12/30/28(d)	–

Singapore - 2.7%
6,000,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	5,769,750
2,700,000		Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	2,695,579
2,200,000		Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	2,230,446
5,300,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	5,167,240
		United Overseas Bank Ltd., Subordinated Notes:
5,000,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	4,796,463
200,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	189,001
		Total Singapore	20,848,479
Spain - 1.3%
		AL Candelaria -spain- SA, Senior Secured Notes:
4,878,289		7.500% due 12/15/28	4,842,755
3,050,000		5.750% due 6/15/33	2,496,576
		Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
200,000		6.125% (5-Year USD Swap Rate + 3.870%) (b)(c)	190,650
200,000		9.375% (5-Year CMT Index + 5.099%) (b)(c)	217,739
		Banco Santander SA, Junior Subordinated Notes:
400,000		4.750% (5-Year CMT Index + 3.753%) (b)(c)	376,870
600,000		8.000% (5-Year CMT Index + 3.911%) (b)(c)	618,948
1,000,000		Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(a)	1,014,000
		Total Spain	9,757,538
Sweden - 1.3%
20,000,000	SEK	Esmaeilzadeh Holding AB, Senior Unsecured Notes, 10.409% (3-Month SEK-STIBOR + 7.500%) due 1/26/25(b)	1,817,281
		Go North Group AB:
4,071,308		Senior Secured Notes, 10.371% (SOFRRATE + 5.762%) due 2/9/26(b)	2,646,350
2,927,809	SEK	Senior Unsecured Notes, 15.000% due 2/2/28(e)	–
1,200,000	EUR	Inteno Group AB, Senior Secured Notes, 10.949% (3-Month EURIBOR + 7.500%) due 9/6/26(b)	906,891
7,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28	688,364
37,500,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.250% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	3,510,660
		Total Sweden	9,569,546

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
Switzerland - 0.2%
		UBS Group AG, Junior Subordinated Notes:
$300,000		6.875% (5-Year USD Swap Rate + 4.590%) (b)(c)	$300,615
290,000		7.750% (5-Year USD Swap Rate + 4.160%) (a)(b)(c)	303,034
665,000		9.250% (5-Year CMT Index + 4.758%) (a)(b)(c)	752,540
		Total Switzerland	1,356,189
United Kingdom - 1.5%
1,500,000		3T Global Holdco Ltd., Senior Secured Notes, 11.250% due 5/22/28	1,521,986
		Barclays PLC, Junior Subordinated Notes:
300,000		8.000% (5-Year CMT Index + 5.431%) (b)(c)	311,298
635,000		9.625% (5-Year USD Swap Rate + 5.775%) (b)(c)	700,024
		HSBC Holdings PLC, Junior Subordinated Notes:
212,000		6.875% (5-Year CMT Index + 3.298%) (b)(c)	212,203
329,000		6.950% (5-Year CMT Index + 3.191%) (b)(c)	330,664
1,100,000		8.000% (5-Year CMT Index + 3.858%) (b)(c)	1,152,173
14,129,926	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(d)(f)	855,931
		Lloyds Banking Group PLC, Junior Subordinated Notes:
223,000		6.750% (5-Year CMT Index + 3.150%) (b)(c)	214,905
555,000		7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.496%) (b)(c)	555,881
550,000		MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	474,141
1,650,000		Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	1,766,617
		NatWest Group PLC, Junior Subordinated Notes:
200,000		6.000% (5-Year CMT Index + 5.625%) (b)(c)	198,657
200,000		7.300% (5-Year CMT Index + 2.937%) (b)(c)	198,805
270,000		8.000% (5-Year USD Swap Rate + 5.720%) (b)(c)	273,396
200,000		8.125% (5-Year CMT Index + 3.752%) (b)(c)	212,452
240,000		Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%) (a)(b)(c)	238,986
188,000		Vedanta Resources Ltd., Company Guaranteed Notes, 13.875% due 12/9/28	188,368
1,650,000		Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	1,453,594
		Vodafone Group PLC, Junior Subordinated Notes:
500,000		7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(b)	522,741
250,000		4.125% (5-Year CMT Index + 2.767%) due 6/4/81(b)	224,425
		Total United Kingdom	11,607,247
United States - 30.8%
6,473,000		99 Cents Only Stores LLC, Senior Secured Notes, 7.500% due 1/15/26(a)(f)	712,030
1,150,000		Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	1,130,250
1,250,000		AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	1,240,970
600,000		AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.562%) due 6/15/45(a)(b)	599,569
148,000		AES Corp., Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(b)	154,113
		Air Lease Corp., Junior Subordinated Notes:
100,000		4.125% (5-Year CMT Index + 3.149%) (b)(c)	94,237
300,000		4.650% (5-Year CMT Index + 4.076%) (b)(c)	292,887
159,000		6.000% (5-Year CMT Index + 2.560%) (b)(c)	157,305
100,000		Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 4.625% due 1/15/27(a)	98,003
200,000		Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	199,190
1,450,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,530,072
250,000		Allison Transmission Inc., Company Guaranteed Notes, 3.750% due 1/30/31(a)	224,711

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$600,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.481%) (b)(c)	$536,230
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%) (a)(b)(c)	246,250
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(b)	151,163
248,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%) (b)(c)	236,801
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-SOFR + 2.868%) due 4/1/48(b)	159,065
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
550,000	5.750% due 5/20/27	528,041
1,000,000	9.375% due 6/1/28(a)	1,027,824
600,000	Arsenal AIC Parent LLC, Unsecured Notes, 11.500% due 10/1/31(a)	678,206
732,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-SOFR + 4.135%) due 3/27/48(b)	752,458
869,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-SOFR + 2.215%) due 12/15/66(a)(b)	801,778
3,591,000	AutoZone Inc., Senior Unsecured Notes, 5.100% due 7/15/29	3,644,043
311,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(b)	296,803
	Bank of America Corp., Junior Subordinated Notes:
200,000	6.100% (3-Month TSFR + 4.160%) (b)(c)	199,600
1,100,000	6.300% (3-Month TSFR + 4.815%) (b)(c)	1,111,020
276,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%) (b)(c)	272,648
650,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.000% due 7/15/29(a)	669,017
1,100,000	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29	1,187,896
1,800,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	1,932,836
400,000	Brink's Co., Company Guaranteed Notes, 6.500% due 6/15/29(a)	407,849
50,000	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(a)	48,125
7,322,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	6,699,630
250,000	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	205,324
2,100,000	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	1,750,729
800,000	California Resources Corp., Company Guaranteed Notes, 8.250% due 6/15/29(a)	820,999
150,000	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	147,815
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%) (a)(b)(c)	273,700
333,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%) (b)(c)	318,133
150,000	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	138,587
1,150,000	Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(a)	1,145,574
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
50,000	5.125% due 5/1/27(a)	49,325
350,000	5.000% due 2/1/28(a)	342,016
250,000	5.375% due 6/1/29(a)	243,435
50,000	4.250% due 1/15/34(a)	41,690
1,000,000	Century Communities Inc., Company Guaranteed Notes, 3.875% due 8/15/29(a)	911,720
	Charles Schwab Corp., Junior Subordinated Notes:
400,000	4.000% (5-Year CMT Index + 3.168%) (b)(c)	386,433

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$470,000	5.375% (5-Year CMT Index + 4.971%) (b)(c)	$468,244
50,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	46,045
	Citigroup Inc., Junior Subordinated Notes:
265,000	4.150% (5-Year CMT Index + 3.000%) (b)(c)	254,324
200,000	5.950% (3-Month TSFR + 4.167%) (b)(c)	199,456
461,000	6.250% (3-Month TSFR + 4.779%) (b)(c)	464,783
364,000	7.000% (5-Year CMT Index + 2.757%) (b)(c)	382,838
657,000	7.125% (5-Year CMT Index + 2.693%) (b)(c)	675,915
280,000	7.375% (5-Year CMT Index + 3.209%) (b)(c)	293,382
1,020,000	7.625% (5-Year CMT Index + 3.211%) (b)(c)	1,080,110
	Citizens Financial Group Inc., Junior Subordinated Notes:
200,000	4.000% (5-Year CMT Index + 3.215%) (b)(c)	189,959
100,000	8.008% (3-Month TSFR + 3.419%) (b)(c)	99,641
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	242,621
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(b)	203,822
50,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	46,567
	CoBank ACB, Junior Subordinated Notes:
675,000	6.250% (3-Month USD-SOFR + 4.660%) (b)(c)	674,113
460,000	6.450% (5-Year CMT Index + 3.487%) (b)(c)	466,222
200,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	192,927
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%) (a)(b)(c)	627,250
400,000	Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28(a)	389,292
438,000	Corebridge Financial Inc., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.646%) due 9/15/54(b)	439,519
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	1,380,606
250,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(a)	248,932
200,000	CPI CG Inc., Senior Secured Notes, 10.000% due 7/15/29(a)	211,597
50,000	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	49,067
100,000	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 8.875% due 9/1/31(a)	108,006
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (a)(c)	487,050
	DaVita Inc., Company Guaranteed Notes:
1,100,000	4.625% due 6/1/30(a)	1,030,349
150,000	6.875% due 9/1/32(a)	154,928
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	452,775
1,900,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	1,867,078
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month TSFR + 3.338%) (b)(c)	121,825
200,000	6.125% (5-Year CMT Index + 5.783%) (b)(c)	199,866
150,000	Dominion Energy Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.511%) due 6/1/54(b)	158,961
300,000	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	279,043
186,000	Duke Energy Corp., Junior Subordinated Notes, 6.450% (5-Year CMT Index + 2.588%) due 9/1/54(b)	188,830
	Edison International, Junior Subordinated Notes:
245,000	5.000% (5-Year CMT Index + 3.901%) (b)(c)	239,386
100,000	5.375% (5-Year CMT Index + 4.698%) (b)(c)	99,107
450,000	8.125% (5-Year CMT Index + 3.864%) due 6/15/53(b)	471,835
	Energy Transfer LP, Junior Subordinated Notes:
200,000	6.500% (5-Year CMT Index + 5.694%) (b)(c)	200,092

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$240,000	7.125% (5-Year CMT Index + 5.306%) (b)(c)	$244,962
142,000	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(b)	151,042
200,000	7.125% (5-Year CMT Index + 2.829%) due 10/1/54(b)	203,624
	Enova International Inc., Company Guaranteed Notes:
1,500,000	11.250% due 12/15/28(a)	1,629,569
300,000	9.125% due 8/1/29(a)	314,897
360,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(b)	342,222
400,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(b)	410,256
250,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (b)(c)	247,819
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	203,465
216,000	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(a)(b)	223,335
7,578,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	7,584,961
580,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (b)(c)	571,562
400,000	First Citizens BancShares Inc., Junior Subordinated Notes, 9.180% (3-Month TSFR + 4.234%) (b)(c)	406,400
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 10.500% due 1/15/28(a)	2,433,153
1,700,000	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	1,477,861
1,400,000	Forestar Group Inc., Company Guaranteed Notes, 3.850% due 5/15/26(a)	1,369,311
10,650,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	10,689,408
2,700,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	2,628,329
700,000	Gap Inc., Company Guaranteed Notes, 3.625% due 10/1/29(a)	636,065
1,117,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	1,119,165
	General Motors Financial Co., Inc., Junior Subordinated Notes:
600,000	5.700% (5-Year CMT Index + 4.997%) (b)(c)	584,453
500,000	5.750% (3-Month USD-SOFR + 3.598%) (b)(c)	486,860
450,000	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.875% due 5/15/32	453,547
200,000	Genting New York LLC/GENNY Capital Inc., Company Guaranteed Notes, 7.250% due 10/1/29(a)	205,411
200,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.500% due 6/15/34	200,430
	GEO Group Inc.:
1,500,000	Company Guaranteed Notes, 10.250% due 4/15/31	1,642,047
150,000	Senior Secured Notes, 8.625% due 4/15/29	158,658
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,742,695
400,000	Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608%) due 10/15/54(a)(b)	419,332
1,350,000	Global Partners LP/GLP Finance Corp., Company Guaranteed Notes, 8.250% due 1/15/32(a)	1,416,922
	Goldman Sachs Group Inc., Junior Subordinated Notes:
242,000	4.125% (5-Year CMT Index + 2.949%) (b)(c)	232,510
500,000	5.300% (3-Month TSFR + 4.096%) (b)(c)	499,158
400,000	6.125% (5-Year CMT Index + 2.400%) (b)(c)	400,589
500,000	7.379% (5-Year CMT Index + 3.623%) (b)(c)	500,481
883,000	7.500% (5-Year CMT Index + 3.156%) (b)(c)	934,785
3,000,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	2,861,116
100,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	91,820
2,055,000	Hawaii Electric Light Co., Inc., , 3.280% due 12/30/40(d)(e)	1,233,000

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$150,000	Hess Midstream Operations LP, Company Guaranteed Notes, 6.500% due 6/1/29(a)	$153,403
500,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (b)(c)	494,949
4,279,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 6.250% due 5/15/26	4,216,958
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.815% (3-Month TSFR + 2.062%) due 12/21/65(a)(b)	208,246
1,450,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	1,350,581
100,000	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	94,123
1,150,000	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,077,059
1,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	1,776,101
	JPMorgan Chase & Co., Junior Subordinated Notes:
413,000	3.650% (5-Year CMT Index + 2.850%) (b)(c)	401,565
900,000	6.875% (5-Year CMT Index + 2.737%) (b)(c)	950,370
450,000	K Hovnanian Enterprises Inc., Senior Secured Notes, 11.750% due 9/30/29(a)	498,191
100,000	KB Home, Company Guaranteed Notes, 4.000% due 6/15/31	90,721
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%) (b)(c)	271,793
1,750,000	Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	1,791,820
1,750,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	1,808,998
150,000	Lamar Media Corp., Company Guaranteed Notes, 3.625% due 1/15/31	133,875
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (a)(c)	1,385,035
750,000	Landsea Homes Corp., Company Guaranteed Notes, 8.875% due 4/1/29(a)	769,005
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(d)(e)	6,042,650
3,453,000	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	3,275,516
300,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.500% due 9/1/31(a)	312,367
1,050,000	Lumen Technologies Inc., Senior Secured Notes, 10.000% due 10/15/32(a)	1,047,375
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%) (b)(c)	158,439
400,000	5.125% (3-Month TSFR + 3.782%) (b)(c)	395,734
450,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	442,726
3,572,000	Match Group Financeco 2 Inc., Company Guaranteed Notes, 0.875% due 6/15/26(a)	3,327,318
400,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	396,180
1,550,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(a)	1,516,750
	MetLife Inc., Junior Subordinated Notes:
300,000	3.850% (5-Year CMT Index + 3.576%) (b)(c)	294,689
550,000	5.875% (3-Month TSFR + 3.221%) (b)(c)	551,290
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	390,993
400,000	Mohegan Tribal Gaming Authority, Secured Notes, 8.000% due 2/1/26(a)	397,507
550,000	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	529,178
300,000	Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	294,894
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
750,000	5.500% due 8/15/28(a)	736,865
300,000	5.125% due 12/15/30(a)	285,255
1,700,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	1,860,329
1,450,000	Neptune Bidco US Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	1,345,492
750,000	Newell Brands Inc., Senior Unsecured Notes, 7.000% due 4/1/46	716,730
550,000	Newfold Digital Holdings Group Inc., Senior Secured Notes, 11.750% due 10/15/28(a)	406,700
361,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 6.750% (5-Year CMT Index + 2.457%) due 6/15/54(b)	375,703

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
	NextEra Energy Operating Partners LP:
	Company Guaranteed Notes:
$250,000	3.875% due 10/15/26(a)	$238,797
1,100,000	4.500% due 9/15/27(a)	1,046,217
600,000	Senior Unsecured Notes, 7.250% due 1/15/29(a)	614,008
	Nordstrom Inc., Senior Unsecured Notes:
100,000	4.250% due 8/1/31	88,016
2,000,000	5.000% due 1/15/44	1,534,983
	NRG Energy Inc., Company Guaranteed Notes:
700,000	5.750% due 7/15/29(a)	692,973
200,000	3.625% due 2/15/31(a)	178,223
50,000	3.875% due 2/15/32(a)	44,551
100,000	NuStar Logistics LP, Company Guaranteed Notes, 5.625% due 4/28/27	100,197
100,000	Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28	99,255
	OneMain Finance Corp., Company Guaranteed Notes:
100,000	5.375% due 11/15/29	97,336
50,000	7.875% due 3/15/30	52,810
	Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	Company Guaranteed Notes, 7.875% due 5/15/34(a)	206,505
200,000	Senior Secured Notes, 4.125% due 4/30/28(a)	189,547
1,200,000	Senior Unsecured Notes, 5.125% due 4/30/31(a)	1,098,479
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Unsecured Notes, 4.250% due 1/15/29(a)	47,154
330,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(b)	318,256
800,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(a)	819,050
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(b)	180,937
	PennyMac Financial Services Inc., Company Guaranteed Notes:
350,000	4.250% due 2/15/29(a)	328,562
50,000	7.875% due 12/15/29(a)	52,848
200,000	7.125% due 11/15/30(a)	205,174
1,300,000	5.750% due 9/15/31(a)	1,259,122
1,950,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	1,861,222
108,000	PG&E Corp., Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(b)	111,613
5,817,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	5,970,796
1,900,000	Pitney Bowes Inc., Company Guaranteed Notes, 7.250% due 3/15/29(a)	1,873,375
	PNC Financial Services Group Inc., Junior Subordinated Notes:
271,000	5.000% (3-Month TSFR + 3.562%) (b)(c)	268,161
300,000	6.000% (5-Year CMT Index + 3.000%) (b)(c)	301,238
200,000	6.200% (5-Year CMT Index + 3.238%) (b)(c)	202,408
865,000	6.250% (5-Year CMT Index + 2.808%) (b)(c)	874,875
847,000	Porch Group Inc., Senior Secured Notes, 6.750% due 10/1/28(a)	653,799
50,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(a)	52,555
1,800,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	1,828,246
1,200,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	1,128,366
1,700,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	1,660,822
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	355,953
	Prudential Financial Inc., Junior Subordinated Notes:
200,000	5.375% (3-Month USD-SOFR + 3.031%) due 5/15/45(b)	199,586
198,000	5.125% (5-Year CMT Index + 3.162%) due 3/1/52(b)	190,661
220,000	6.500% (5-Year CMT Index + 2.404%) due 3/15/54(b)	227,219

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$1,250,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	$1,341,422
1,650,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	1,671,656
200,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (b)(c)	198,810
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(a)	358,502
1,200,000	8.450% due 7/27/30(a)	1,254,177
50,000	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	53,009
1,400,000	Rithm Capital Corp., Senior Unsecured Notes, 8.000% due 4/1/29(a)	1,403,268
950,000	Rocket Software Inc., Senior Secured Notes, 9.000% due 11/28/28(a)	986,905
750,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(a)	725,218
500,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	513,618
	SBL Holdings Inc., Junior Subordinated Notes:
1,195,000	6.500% (5-Year CMT Index + 5.620%) (a)(b)(c)	1,032,559
845,000	7.000% (5-Year CMT Index + 5.580%) (a)(b)(c)	760,580
450,000	Sealed Air Corp., Company Guaranteed Notes, 6.500% due 7/15/32(a)	458,149
	Sempra, Junior Subordinated Notes:
449,000	4.875% (5-Year CMT Index + 4.550%) (b)(c)	444,882
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(b)	217,872
307,000	6.550% (5-Year CMT Index + 2.138%) due 4/1/55(b)	307,814
650,000	Service Corp. International, Senior Unsecured Notes, 4.000% due 5/15/31	594,214
249,000	Sinclair Television Group Inc., Senior Secured Notes, 4.125% due 12/1/30(a)	193,620
1,650,000	SM Energy Co., Senior Unsecured Notes, 6.500% due 7/15/28	1,653,578
520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(b)	509,993
400,000	State Street Corp., Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%) (b)(c)	410,582
100,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	97,227
3,940,000	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	4,166,743
2,706,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	2,831,514
1,850,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	1,709,375
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33	1,317,986
	Taylor Morrison Communities Inc.:
350,000	Company Guaranteed Notes, 5.750% due 1/15/28(a)	352,052
1,200,000	Senior Unsecured Notes, 5.125% due 8/1/30(a)	1,171,083
	TEGNA Inc., Company Guaranteed Notes:
550,000	4.625% due 3/15/28	522,834
300,000	5.000% due 9/15/29	283,534
650,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	609,456
7,301,143	TPC Group Inc., Senior Secured Notes, 13.000% due 12/16/27(a)	7,337,649
500,000	TransDigm Inc., Senior Secured Notes, 6.625% due 3/1/32(a)	512,144
500,000	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	504,798
	Tri Pointe Homes Inc., Company Guaranteed Notes:
150,000	5.250% due 6/1/27	148,688
300,000	5.700% due 6/15/28	301,014
	Truist Financial Corp., Junior Subordinated Notes:
700,000	5.100% (5-Year CMT Index + 4.349%) (b)(c)	673,185
666,000	6.669% (5-Year CMT Index + 3.003%) (b)(c)	663,343
975,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	959,614
1,800,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	1,764,803
150,000	US Bancorp, Junior Subordinated Notes, 5.300% (3-Month TSFR + 3.176%) (b)(c)	148,664
50,000	US Foods Inc., Company Guaranteed Notes, 4.750% due 2/15/29(a)	48,243

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
United States - (continued)
$450,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 7.125% due 3/15/29(a)	$461,029
50,000	VF Corp., Senior Unsecured Notes, 2.950% due 4/23/30	43,176
100,000	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	103,134
1,500,000	Victoria's Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	1,356,619
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%) (a)(b)(c)	206,948
120,000	8.000% (5-Year CMT Index + 6.930%) (a)(b)(c)	123,158
200,000	8.875% (5-Year CMT Index + 5.045%) (a)(b)(c)	214,447
500,000	Voya Financial Inc., Junior Subordinated Notes, 7.758% (5-Year CMT Index + 3.358%) (b)(c)	532,730
3,975,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 6.412% due 3/15/26	3,975,067
	Wells Fargo & Co., Junior Subordinated Notes:
600,000	3.900% (5-Year CMT Index + 3.453%) (b)(c)	583,747
600,000	5.875% (b)(c)	598,612
824,000	6.850% (5-Year CMT Index + 2.767%) (b)(c)	853,769
800,000	7.625% (5-Year CMT Index + 3.606%) (b)(c)	852,059
300,000	Western Alliance Bancorp, Subordinated Notes, 3.000% (3-Month TSFR + 2.250%) due 6/15/31(b)	283,590
1,069,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(a)	1,116,122
850,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	814,492
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,473,092
2,100,000	Zayo Group Holdings Inc., Senior Secured Notes, 4.000% due 3/1/27(a)	1,980,209
5,243,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	4,903,360
	Total United States	234,650,788
	TOTAL CORPORATE BONDS & NOTES
	(Cost - 590,557,060)	584,018,656

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) - 8.5%
$436,141	Audacy Capital LLC, 10.687% (1-Month USD-SOFR + 6.000%) due 10/1/29	$391,798
1,000,000	Charter Communications Operating LLC, due 11/21/31(g)	998,750
6,112,961	Chobani LLC, 7.937% (1-Month USD-SOFR + 3.250%) due 10/25/27	6,149,638
5,327,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR + 7.500%) due 4/1/27	5,247,095
1,632,187	Container Store Inc., 0.000% (3-Month USD-SOFR + 5.000%) due 1/31/26(f)	1,142,531
3,098,884	Crocs Inc., 6.844% (3-Month USD-SOFR + 2.250%) due 2/19/29	3,113,511
333,312	Elevate Textiles Inc., 13.243% (3-Month USD-SOFR + 8.500%) due 9/30/27	336,645
128,905	First Brands Group LLC, 9.847% (3-Month USD-SOFR + 5.000%) due 3/30/27	124,313
994,453	GemmaCert Ltd., 0.000% (6-Month USD-SOFR + 9.000%) due 5/19/24(d)(e)(f)	–
3,055,614	Getty Images Inc., 8.845% (6-Month USD-SOFR + 4.500%) due 2/19/26	3,039,236
4,510,300	HighPeak Energy Inc., 12.254% (3-Month USD-SOFR + 7.500%) due 9/30/26	4,555,403
8,167,956	Inotiv Inc., 11.571% (3-Month USD-SOFR + 6.750%) due 11/5/26	7,351,161
4,871,000	M2S Group Intermediate Holdings Inc., 9.338% (1-Month USD-SOFR + 4.750%) due 8/25/31	4,727,939
6,064,775	Magnite Inc., due 2/6/31(g)	6,125,423
4,604,448	Mountaineer Merger Corp., 11.851% (3-Month USD-SOFR + 7.000%) due 10/26/28	3,745,719
3,224,000	Solaris Energy Infrastructure LLC, 10.573% (1-Month USD-SOFR + 6.000%) due 9/11/29(d)(e)	3,191,760
6,569,000	TPC Group Inc., due 11/21/31(g)	6,495,099
2,000,000	TripAdvisor Inc., 7.323% (1-Month USD-SOFR + 2.750%) due 7/8/31	2,005,620
3,879,888	Trulite Holding Corp., 10.593% (3-Month USD-SOFR + 6.000%) due 3/1/30	3,802,290
2,069,600	United Natural Foods Inc., 9.323% (1-Month USD-SOFR + 4.750%) due 5/1/31	2,099,609
	TOTAL SENIOR LOANS
	(Cost - $66,657,966)	64,643,540
U.S. GOVERNMENT OBLIGATIONS - 1.8%
	U.S. Treasury Notes:
12,191,000	4.375% due 7/31/26	12,216,716
1,520,000	3.500% due 9/30/26	1,501,059
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $13,769,663)	13,717,775
SOVEREIGN BONDS - 0.9%
Colombia - 0.3%
2,700,000	Colombia Government International Bond, 3.875% due 4/25/2027	2,594,004

Dominican Republic - 0.1%
1,000,000	Dominican Republic International Bond, 5.500% due 2/22/2029	977,625

Guatemala - 0.3%
	Guatemala Government Bond:
200,000	4.375% due 6/5/27	191,860
1,800,000	5.250% due 8/10/29	1,737,000
	Total Guatemala	1,928,860
Panama - 0.1%
1,100,000	Panama Government International Bond, 3.875% due 3/17/2028	1,033,316

United States - 0.1%
122,000	CoBank ACB, 7.250%(b)(c)	124,682
198,000	Farm Credit Bank of Texas, 7.750%(a)(b)(c)	206,897
	Total United States	331,579
	TOTAL SOVEREIGN BONDS
	(Cost - $6,854,337)	6,865,384

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
	CAMB Commercial Mortgage Trust:
$1,350,000	Series 2019-LIFE, Class A, 5.977%due 12/15/37(a)(b)	$1,350,000
2,410,564	Series 2019-LIFE, Class B, 6.157%due 12/15/37(a)(b)	2,409,057
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $3,760,151)	3,759,057

Shares/Units
EXCHANGE TRADED FUND (ETF) - 3.2%
United States - 3.2%
666,531	Xtrackers USD High Yield Corporate Bond
	(Cost - $24,200,911)	24,501,680
PREFERRED STOCKS - 2.3%
Bermuda - 0.3%
	Aspen Insurance Holdings Ltd.:
44,296	5.625%(c)	978,056
5,225	7.000%*(c)	130,207
9,445	Axis Capital Holdings Ltd., 5.500%(c)	217,802
27,313	Enstar Group Ltd., 7.000% (3-Month USD-SOFR + 4.015%)(b)(c)	561,555
	Total Bermuda	1,887,620
United Kingdom - 0.0%
4,046	Argo Blockchain PLC, 8.750%	35,686

United States - 2.0%
	American National Group Inc.:
23,615	5.950% (5-Year CMT Index + 4.322%)(b)(c)	599,585
47,341	6.625% (5-Year CMT Index + 6.297%)(b)(c)(h)	1,219,504
8,130	Assurant Inc., 5.250%	178,453
10,415	AT&T Inc., 4.750%(c)	210,071
	Athene Holding Ltd.:
23,030	6.350% (3-Month USD-SOFR + 4.253%)(b)(c)	591,871
10,094	6.375% (5-Year CMT Index + 5.970%)(b)(c)	255,378
10,000	Bank of Hawaii Corp., 8.000%(c)	266,000
2,850	CoBank ACB, 6.200% (3-Month USD-SOFR + 3.744%)(b)(c)	287,315
71,733	CTO Realty Growth Inc., 6.375%(c)	1,696,485
1,000	Dairy Farmers of America Inc., 7.875%*(a)(c)(d)	98,000
16,671	Equitable Holdings Inc., 5.250%(c)(h)	382,599
	KeyCorp:
12,760	6.125% (3-Month TSFR + 4.154%)(b)(c)	327,422
19,670	6.200% (5-Year CMT Index + 3.132%)(b)(c)(h)	501,585
	Morgan Stanley:
21,003	5.850% (b)(c)	523,605
14,225	6.375% (b)(c)	360,603
8,975	6.500% (c)	234,158
8,525	6.625% (c)	225,998
196,289	NGL Energy Partners LP, 11.941% (3-Month TSFR + 7.475%)(b)(c)	4,593,163
13,211	Regions Financial Corp., 5.700% (3-Month TSFR + 3.410%)(b)(c)	332,653
	Reinsurance Group of America Inc.:
13,525	5.750% (3-Month USD-SOFR + 4.040%)(b)	338,395
7,200	7.125% (5-Year CMT Index + 3.456%)(b)	192,960
43,599	Saratoga Investment Corp., 6.000%	1,068,176
11,535	Selective Insurance Group Inc., 4.600%(c)	221,587
15,945	Synchrony Financial, 5.625%(c)	333,729

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units		Security	Value
United States – (continued)
13,830		Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(b)(c)	$349,761
		Total United States	15,389,056
		TOTAL PREFERRED STOCKS
		(Cost - $16,979,158)	17,312,362
COMMON STOCKS - 1.2%
United States - 1.2%
15,560		Alpha Partners Technology*(d)(e)	778
134,505		Bitcoin Depot Inc.*(h)	267,665
97,341		Forum Energy Technologies Inc.*	1,484,450
7,195		Outbrain Inc.*	39,069
2,835,078		Prosomnus Sleep Technologies Inc.*(d)(e)	3,415,135
57		Real Alloy Holding Inc.*(d)(e)	3,764,640
238,311		UpHealth Inc.*(d)(e)	–
26,200		Warner Bros Discovery Inc.*	274,576
		Total United States	9,246,313
		TOTAL COMMON STOCKS
		(Cost - $9,293,208)	9,246,313
WARRANTS - 0.0%
Bermuda – 0.0%
558,670		McDermott International Ltd.*(d)(e)	–
502,803		WT PUR COM*(d)(e)	–
		Total Bermuda	–
Israel – 0.0%
41,956		GemmaCert Ltd.*(d)(e)	–

United States - 0.0%
14,538		Audacy Capital Corp.*(d)(e)	290,760
36,249		Leafly Holdings Inc.*(d)	638
		Total United States	291,398
		TOTAL WARRANTS
		(Cost - $868,011)	291,398
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $732,940,465)	724,356,165

Face Amount†
SHORT-TERM INVESTMENTS - 4.1%
COMMERCIAL PAPER - 0.8%
6,035,000		Crown Castle Inc., 5.222% due 12/5/24(i)
		(Cost - $6,032,390)	6,029,997
CORPORATE NOTE - 0.0%
2,165,123		Tacora Resources Inc., 13.000% due 11/3/23(a)(d)(e)
		(Cost - $2,165,713)	433,025
TIME DEPOSITS - 2.0%
4,247,021		ANZ National Bank - London, 3.930% due 12/2/24	4,247,021
1	EUR	Brown Brothers Harriman - Grand Cayman, 2.120% due 12/2/24	1
466,286		Citibank - New York, 3.930% due 12/2/24	466,286
445,035		JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	445,035
10,212,229		Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	10,212,229
		TOTAL TIME DEPOSITS
		(Cost - $15,370,572)	15,370,572

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.3%
	U. S. Treasury Bills:
$8,600,000	4.549% due 1/2/25(i)	$8,566,675
1,510,000	4.166% due 10/2/25(i)	1,457,218
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $10,025,670)	10,023,893
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $33,594,345)	31,857,487

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
527,110	Federated Government Obligations Fund, Premier Class, 4.525%(j)
	(Cost - $527,110)	527,110
	TOTAL INVESTMENTS - 99.2%
	(Cost - $767,061,920)	756,740,762
	Other Assets in Excess of Liabilities - 0.8%	6,242,750
	TOTAL NET ASSETS - 100.0%	$762,983,512

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $227,353,261 and represents 29.80% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $19,355,027 and represents 2.54% of net assets.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Security is currently in default.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	All or a portion of this security is on loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	77.2%
Senior Loans	8.5
Exchange Traded Funds (ETF)	3.2
Preferred Stocks	2.3
U.S. Government Obligations	1.8
Common Stocks	1.2
Sovereign Bonds	0.9
Collateralized Mortgage Obligations	0.5
Warrants	0.0 *
Short-Term Investments	4.3
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

* Positions represent less than 0.05%.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
73	184,617	EchoStar Corp., Put	RJA	12/20/24	$17.50	$(5,110)
180	1,481,760	iShares 1-3 Year Treasury Bond, Put	RJA	1/17/25	82.00	(5,400)
180	1,481,760	iShares 1-3 Year Treasury Bond, Call	RJA	1/17/25	83.00	(2,700)
3	24,012	iShares iBoxx HighYield, Call	RJA	12/20/24	78.00	(612)
180	1,440,720	iShares iBoxx HighYield, Put	RJA	1/17/25	77.00	(2,160)
91	728,364	iShares iBoxx HighYield, Call	RJA	1/17/25	79.00	(9,464)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $40,777)				$(25,446)

At November 30, 2024, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	21,650,000	BBH	$22,893,628	12/13/24	$133,204	$–	$133,204
Euro	165,000	BBH	174,478	12/13/24	–	(2,299)	(2,299)
Norwegian Krone	40,640,000	BBH	3,681,489	12/13/24	–	(11,867)	(11,867)
Swedish Krona	75,340,000	BBH	6,918,863	12/13/24	7,877	–	7,877
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$141,081	$(14,166)	$126,915

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Currency Abbreviations used in this schedule:

EUR  — Euro

NOK — Norwegian Krone

SEK  — Swedish Krona

Counterparty Abbreviations used in this schedule:

BBH — Brown Brothers Harriman & Co.

RJA  — Raymond James &Associates

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 1.1%
CORPORATE BONDS & NOTES - 0.8%
Communications - 0.4%
$3,333,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.750% due 3/1/30(a)	$3,097,036

Consumer Cyclical - 0.3%
2,623,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.200% due 4/15/30	2,131,139

Consumer Non-cyclical - 0.1%
1,000,000	Integra LifeSciences Holdings Corp., Senior Unsecured Notes, 0.500% due 8/15/25	958,753
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $5,959,009)	6,186,928

Shares/Units

EXCHANGE TRADED FUND (ETF) - 0.3%
30,800	iShares iBoxx $ High Yield Corporate Bond
	(Proceeds - $2,454,660)	2,465,232
	TOTAL SECURITIES SOLD SHORT - 1.1%
	(Proceeds - $8,413,669)	$8,652,160

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $3,097,036 and represents 0.41% of net assets.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.5%
$1,275,617	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.682% (1-Month TSFR + 1.094%) due 6/25/35(a)	$1,269,826
5,400,000	BBCMS Mortgage Trust, Series 2023-C19, Class A2A, 5.756% due 4/15/56	5,479,099
412,036	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.022% (1-Month TSFR + 0.434%) due 2/25/34(a)	387,751
2,000,000	Benchmark Mortgage Trust, Series 2023-B38, Class A2, 5.626% due 4/15/56	2,009,173
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 14.099% (SOFR30A + 9.364%) due 11/25/39(a)(b)	9,057,286
3,187,698	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.102% (1-Month TSFR + 0.514%) due 8/25/47(a)	2,967,906
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,382,570	Series 2016-C02, Class 1B, 17.099% (SOFR30A + 12.364%) due 9/25/28(a)@	3,825,263
1,724,349	Series 2016-C03, Class 2M2, 10.749% (SOFR30A + 6.014%) due 10/25/28(a)@	1,795,786
1,256,737	Series 2016-C04, Class 1B, 15.099% (SOFR30A + 10.364%) due 1/25/29(a)@	1,423,528
4,632,164	Series 2016-C06, Class 1B, 14.099% (SOFR30A + 9.364%) due 4/25/29(a)@	5,126,930
2,213,059	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.375% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,342,359
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 10.099% (SOFR30A + 5.364%) due 1/25/50(a)(b)	6,001,468
3,780,000	Series 2020-DNA5, Class B2, 16.234% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,243,548
1,500,000	Series 2020-DNA6, Class B2, 10.384% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,710,930
1,280,000	Series 2020-HQA3, Class B2, 14.849% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,710,570
1,260,000	Series 2020-HQA4, Class B2, 14.249% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,660,923
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 15.349% (SOFR30A + 10.614%) due 3/25/49(a)(b)	5,921,717
4,870,000	Series 2019-DNA3, Class B2, 12.999% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,595,943
4,588,000	Series 2019-DNA4, Class B2, 11.099% (SOFR30A + 6.364%) due 10/25/49(a)(b)	5,040,931
5,800,000	Series 2019-FTR1, Class B2, 13.199% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,941,359
4,030,000	Series 2019-HQA1, Class B2, 17.099% (SOFR30A + 12.364%) due 2/25/49(a)(b)	5,025,673
5,500,000	Series 2019-HQA2, Class B1, 8.949% (SOFR30A + 4.214%) due 4/25/49(a)(b)	5,897,222
3,100,000	Series 2019-HRP1, Class B1, 8.899% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,428,930
5,000,000	Series 2019-HRP1, Class B2, 14.349% (SOFR30A + 9.614%) due 2/25/49(a)(b)	5,772,373
	Freddie Mac Structured Agency Credit Risk Debt Notes:
4,635,688	Series 2015-DNA2, Class B, 12.399% (SOFR30A + 7.664%) due 12/25/27(a)	4,783,363
1,904,444	Series 2016-DNA1, Class B, 14.849% (SOFR30A + 10.114%) due 7/25/28(a)	2,055,392
1,058,503	Series 2016-DNA4, Class B, 13.449% (SOFR30A + 8.714%) due 3/25/29(a)@	1,153,203
4,290,000	Series 2017-HQA3, Class B1, 9.299% (SOFR30A + 4.564%) due 4/25/30(a)@	4,700,641
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 5.512% (1-Month TSFR + 0.924%) due 10/25/35(a)	2,296,764
2,944,105	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.122% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,751,456
	STACR Trust:
3,906,010	Series 2018-HRP1, Class B1, 8.599% (SOFR30A + 3.864%) due 4/25/43(a)(b)	4,022,653
4,696,845	Series 2018-HRP1, Class B2, 16.599% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,706,760
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $115,206,160)	123,106,726
ASSET-BACKED SECURITIES - 15.5%
1,032,974	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 5.482% (1-Month TSFR + 0.894%) due 10/25/35(a)	1,021,491
3,883,742	ABFC Trust, Series 2003-OPT1, Class A3, 5.382% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,870,530
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.972% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,295,611

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 6.068% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	$5,009,121
770,459	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.813% (1-Month TSFR + 0.394%) due 12/25/36(a)	758,342
	Barings CLO Ltd.:
2,860,000	Series 2020-1A, Class BR, 6.568% (3-Month TSFR + 1.912%) due 10/15/36(a)(b)	2,862,283
13,505,000	Series 2021-1A, Class B, 6.287% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,512,386
4,300,000	Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class B, 6.579% (3-Month TSFR + 1.962%) due 10/20/34(a)(b)	4,309,997
1,737,180	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 4.852% (1-Month TSFR + 0.264%) due 8/25/36(a)	1,682,745
1,697,264	CHEC Loan Trust, Series 2004-1, Class A3, 5.702% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,653,473
1,345,587	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.802% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,311,591
2,381,555	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.850% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,361,530
2,630,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	2,665,582
3,685,375	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.677% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,861,240
4,880,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.660% due 2/16/28	4,880,892
2,810,000	Home Equity Asset Trust, Series 2005-6, Class M5, 5.647% (1-Month TSFR + 1.059%) due 12/25/35(a)	2,688,505
2,690,000	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	2,717,875
356,526	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 4.942% (1-Month TSFR + 0.354%) due 5/25/37(a)	354,932
1,703,198	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 5.482% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,797,757
	Merrill Lynch Mortgage Investors Trust:
194,068	Series 2005-FM1, Class M1, 5.422% (1-Month TSFR + 0.834%) due 5/25/36(a)	192,434
1,355,856	Series 2006-OPT1, Class A2C, 5.002% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,274,903
444,788	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 2.974% (1-Month TSFR + 0.434%) due 5/25/36(a)	441,387
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.022% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,416,686
390,308	Series 2005-WCW2, Class M2, 5.497% (1-Month TSFR + 0.909%) due 7/25/35(a)	388,093
2,049,043	Ramp Trust, Series 2004-RS8, Class MII2, 5.618% (1-Month TSFR + 1.264%) due 8/25/34(a)	2,053,539
	Santander Drive Auto Receivables Trust:
5,266,098	Series 2022-2, Class B, 3.440% due 9/15/27	5,243,270
2,634,276	Series 2024-2, Class A2, 5.800% due 9/15/27	2,642,703
2,307,366	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 5.467% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,342,663
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.958% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	307,412
2,648,521	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 5.407% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,689,075
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 7.327% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,527,852
253,500	Series 2006-BC6, Class A4, 4.872% (1-Month TSFR + 0.284%) due 1/25/37(a)	251,365
335,369	Series 2006-GEL1, Class M2, 5.902% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	333,517
581,066	Series 2007-BC3, Class 2A3, 4.882% (1-Month TSFR + 0.294%) due 5/25/47(a)	561,866
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 5.302% (1-Month TSFR + 0.714%) due 7/25/37(a)(b)	6,468,239

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
$2,465,000	Series 2006-7, Class 1A2C, 5.242% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	$2,181,580
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 11.508% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	666,925
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.129% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,292,700
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 6.679% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,855,837
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $96,462,690)	97,747,929

CORPORATE BONDS & NOTES - 12.1%
Consumer Cyclical - 1.3%
7,188,000	Macy's Retail Holdings LLC, Company Guaranteed Notes, 5.125% due 1/15/42	5,533,314
2,388,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(b)	2,387,014
	Total Consumer Cyclical	7,920,328
Consumer Non-cyclical - 2.9%
11,923,000	Arrow Bidco LLC, Secured Notes, 10.750% due 6/15/25(b)(c)	12,122,198
6,444,000	Williams Scotsman Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	6,427,890
	Total Consumer Non-cyclical	18,550,088
Financial - 3.0%
8,018,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.788% (3-Month TSFR + 2.264%) due 11/15/36(a)	6,576,953
2,678,000	Huntington Capital II, Limited Guaranteed Notes, 5.833% (3-Month TSFR + 0.887%) due 6/15/28(a)	2,511,107
2,678,000	Huntington Capital Trust I, Limited Guaranteed Notes, 5.547% (3-Month TSFR + 0.962%) due 2/1/27(a)	2,568,796
7,062,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	7,450,615
	Total Financial	19,107,471
Industrial - 1.4%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,855,899

Technology - 0.2%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,261,741

Utilities - 3.3%
6,965,420	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%) (a)(b)(d)	7,726,225
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%) (a)(b)(d)	13,278,980
	Total Utilities	21,005,205
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $74,912,681)	76,700,732

SENIOR LOANS(a) - 2.3%
5,560,000	Crown Finance US Inc., due 10/31/31(e)	5,529,865
4,007,955	Crown Subsea Communications Holding Inc., 8.573% (1-Month USD-SOFR + 0.400%) due 1/30/31	4,055,570
984,225	NCR Atleos Corp., 8.397% (3-Month USD-SOFR + 0.375%) due 3/27/29	985,455
3,995,920	Recess Holdings Inc., 9.085% (3-Month USD-SOFR + 0.450%) due 2/20/30	4,035,879
	TOTAL SENIOR LOANS
	(Cost - $14,479,260)	14,606,769

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 19.8%
CONSUMER CYCLICAL - 1.9%
Entertainment - 1.9%
47,118	Caesars Entertainment Inc.*	$1,813,572
202,257	Golden Entertainment Inc.	6,824,151
161,554	Penn Entertainment Inc.*	3,487,951
	Total Entertainment	12,125,674
	TOTAL CONSUMER CYCLICAL	12,125,674
CONSUMER NON-CYCLICAL - 8.5%
Biotechnology - 5.2%
37,200	Apogee Therapeutics Inc.*	1,679,580
212,121	Crinetics Pharmaceuticals Inc.*	12,133,321
127,467	Septerna Inc.*	3,223,640
231,118	Viridian Therapeutics Inc.*	4,980,593
255,592	Xenon Pharmaceuticals Inc.*	10,895,887
	Total Biotechnology	32,913,021
Commercial Services - 2.5%
67,720	GXO Logistics Inc.*	4,119,408
178,078	Vestis Corp.	2,863,494
230,056	WillScot Holdings Corp.*	8,797,341
	Total Commercial Services	15,780,243
Food - 0.8%
249,868	Albertsons Cos., Inc., Class A Shares	4,959,880
	TOTAL CONSUMER NON-CYCLICAL	53,653,144
DIVERSIFIED - 3.7%
SPACs - 3.7%
299,624	Ares Acquisition Corp. II*	3,268,898
667,287	Bold Eagle Acquisition Corp.*(f)	6,672,870
27,458	Churchill Capital Corp. IX*(g)	285,014
482,000	Dynamix Corp.*(g)	4,800,720
292,343	Haymaker Acquisition Corp. 4*	3,136,841
500,465	Oaktree Acquisition Corp. III Life Sciences*	5,034,678
	Total SPACs	23,199,021
	TOTAL DIVERSIFIED	23,199,021
FINANCIAL - 3.8%
Banks - 1.6%
894,746	Blue Foundry Bancorp*(c)	9,922,733

Investment Companies - 2.2%
632,537	Cannae Holdings Inc.	13,726,053
	TOTAL FINANCIAL	23,648,786
INDUSTRIAL - 1.2%
Metal Fabricate/Hardware - 1.2%
674,014	Hillman Solutions Corp.*(c)	7,683,759

TECHNOLOGY - 0.7%
Software - 0.7%
276,052	QXO Inc.*(g)@	4,593,505
	TOTAL COMMON STOCKS
	(Cost - $100,733,369)	124,903,889

OPEN-END FUND - 10.5%
5,824,912	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $66,385,228)	66,578,745

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCK - 1.2%
CONSUMER CYCLICAL - 1.2%
Distribution/Wholesale - 1.2%
292,290	WESCO International Inc., 10.625%(a)(d)
	(Cost - $7,856,063)	$7,620,000
WARRANTS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
149,812	Ares Acquisition Corp. II*(g)	28,464
468,723	Bridger Aerospace Group Holdings Inc.*(g)	42,185
556,875	Calidi Biotherapeutics Inc.*(g)	3,453
146,171	Haymaker Acquisition Corp. 4*(g)	17,570
131,807	Inspirato Inc.*(g)	2,425
358,816	Pagaya Technologies Ltd.*(g)	30,499
88,320	REVOLUTION Medicines Inc.*(g)	31,071
77,310	SomaLogic Inc.*(f)(g)(h)	7,808
	Total SPACs	163,475
	TOTAL DIVERSIFIED	163,475
	TOTAL WARRANTS
	(Cost - $2,366,597)	163,475
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $478,402,049)	511,428,265

Face Amount†

SHORT-TERM INVESTMENTS - 16.0%
TIME DEPOSITS - 16.0%
$5,357,077	Citibank - New York, 3.930% due 12/2/24	5,357,077
77,815,245	JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	77,815,245
83	Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	83
17,619,210	Sumitomo Mitsui Banking Corp. - Tokyo, 3.930% due 12/2/24	17,619,210
	TOTAL TIME DEPOSITS
	(Cost - $100,791,615)	100,791,615

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
2,694,855	Federated Government Obligations Fund, Premier Class, 4.525%(i)
	(Cost - $2,694,855)	2,694,855
	TOTAL INVESTMENTS - 97.3%
	(Cost - $581,888,519)	614,914,735
	Other Assets in Excess of Liabilities - 2.7%	17,005,132
	TOTAL NET ASSETS - 100.0%	$631,919,867

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $181,013,909 and represents 28.65% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(f)	All or a portion of this security is on loan.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $9,842,714 and represents 1.56% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(i)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 17.713% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	3,825,263	0.61%
Series 2016-C03, Class 2M2, 11.363% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	1,795,786	0.28%
Series 2016-C04, Class 1B, 15.713% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,423,528	0.23%
Series 2016-C06, Class 1B, 14.713% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,126,930	0.81%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 14.063% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,153,203	0.18%
Series 2017-HQA3, Class B1, 9.913% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,700,641	0.74%
QXO Inc.	6/13/2024	8,261,591	4,593,505	0.73%
			$22,618,856	3.58%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LLC	—	Limited Liability Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Common Stocks	20.3%
Collateralized Mortgage Obligations	20.0
Asset-Backed Securities	15.9
Corporate Bonds & Notes	12.5
Open-End Funds	10.8
Senior Loans	2.4
Preferred Stocks	1.3
Warrants	0.0 *
Short-Term Investments	16.4
Money Market Fund	0.4
100.0%

^	As a percentage of total investments.
*	Position represents less than 0.005%.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	$13,770,764	1/2/25	GSC	Matures on 1/2/25 (No resets)	USD-Federal Funds	GSUCDHY1 Basket*	$(90,451)
USD	2,247,481	31/12/49	MSCS	1-Month	USD-Federal Funds	KRE U.S. Equity	(52,291)
USD	2,651,108	10/2/25	GSC	1-Month	USD-SOFR	GSCBDNYB Basket**	(48,902)
USD	9,112,168	24/2/25	GSC	1-Month	USD-SOFR	GSCNNED3 Basket***	38,995
							$(152,649)

* GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of November 30, 2024	% of the Basket
Absury Automotive Group, Inc.	463,218	$3,016	4%
Ardagh Metal Packaging Finance USA LLC	463,218	3,015	4%
Aramark Services, Inc.	463,218	3,015	4%
Ball Corporation	463,218	3,015	4%
Bath & BodyWorks, Inc.	463,218	3,015	4%
1011778 B.C. Unlimited Liability Company	463,218	3,015	4%
Builders FirstSource, Inc.	463,218	3,015	4%
Standard Building Solutions Inc.	463,218	3,015	4%
Mauser Packaging Solutions Holding Company	463,218	3,015	4%
Carnival Corp.	463,218	3,015	4%
Emerald Debt Merger Sub LLC	463,218	3,015	3%
Fertitta Entertainment LLC	463,218	3,015	3%
GFL Environment, Inc.	463,218	3,015	3%
Chart Industries, Inc.	463,218	3,015	3%
Hilton Domestic Operating Company, Inc.	463,218	3,015	3%
Imola Merger Corp.	463,218	3,015	3%
Las Vegas Sands Corp.	463,218	3,015	3%

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of November 30, 2024	% of the Basket
MGM Resorts International	463,218	3,015	3%
NCL Corporation Ltd.	463,218	3,015	3%
PetSmart LLC	463,218	3,015	3%
Transocean Inc.	463,218	3,015	3%
Rolls-Royce PLC	463,218	3,015	3%
Spirit Aerosystems, Inc.	463,218	3,015	3%
Sensata Technologies B.V.	463,218	3,015	3%
Transdigm Inc.	463,218	3,015	3%
Viking Cruises Ltd.	463,218	3,015	3%
Wesco Distribution, Inc.	463,218	3,015	3%
Weatherford International Ltd.	463,218	3,015	3%
Wynn LasVegas, LLC	463,218	3,015	3%
Yum! Brands, Inc.	463,218	3,015	3%
			100%

** GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	44%
Dime Community Bancshares Inc.	16%
Metropolitan Bank Holding Corp.	13%
Amalgamated Financial Corp.	8%
Northfield Bancorp Inc.	5%
Flushing Financial Corp.	5%
First of Long Island Corp.	4%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group Inc.	1%
100%

*** GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	51%
Alight Inc.	32%
Dayforce Inc.	12%
Paysafe Ltd.	5%
100%

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

At November 30, 2024, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 11/30/24(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.NA.IG.41	(1.000)%	12/20/28	3-Month	GSC	1.322%	USD	20,000,000	$199,492	$508,000	$(308,508)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counterparty	Implied Credit Spread at 11/30/24(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	0.294%	USD	20,000,000	$1,179,554	$651,500	$528,054
CDX.NA.HY.37	5.000%	12/20/26	3-Month	GSC	0.542%	USD	15,000,000	1,477,999	1,228,500	249,499
CDX.NA.HY.41	5.000%	12/20/28	3-Month	MSCS	1.009%	USD	30,000,000	4,792,485	1,366,800	3,425,685
CDX.NA.IG.43	1.000%	12/20/29	3-Month	GSC	2.021%	USD	60,000,000	(2,633,565)	(3,560,000)	926,435
CDX.NA.IG.43	1.000%	12/20/29	3-Month	MSCS	2.021%	USD	20,000,000	(877,855)	(1,176,000)	298,145
								$3,938,618	$(1,489,200)	$5,427,818

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.3%
CORPORATE BOND & NOTE - 0.2%
Financial - 0.2%
$1,396,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26	$1,344,061
	(Proceeds - $1,293,567)

Shares/Units	Security	Value

COMMON STOCK - 0.1%
CONSUMER CYCLICAL - 0.1%
Retail - 0.1%
35,126	Macy’s Inc.	570,446
	(Proceeds - $650,384)
	TOTAL SECURITIES SOLD SHORT - 0.3% (Proceeds - $1,943,951)	$1,914,507

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 92.0%
Alabama - 1.3%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,544,729
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,576,715
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,548,269
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	266,422
175,000	A	5.000% due 3/1/29	179,070
180,000	A	5.000% due 3/1/30	183,804
185,000	A	5.000% due 3/1/31	188,718
145,000	A	5.000% due 3/1/32	147,829
215,000	A	5.000% due 3/1/33	219,085
1,500,000	BBB-	Mobile County Industrial Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/54(a)	1,526,731
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	1,533,269
		Total Alabama	9,914,641
Alaska - 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,050,446
Arizona - 2.6%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,176,629
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,620,929
		City of Glendale AZ, Revenue Bonds:
235,000	AA+	Series A, 5.000% due 7/1/29	237,748
230,000	AA+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 7/1/27(e)	232,660
215,000	AA+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 7/1/28(e)	217,487
105,000	AA+	City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, Series Prerefunded 7/1/25 @ 100, AGM-Insured, 5.000% due 7/1/26(e)	106,154
6,365,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	6,365,236
		Maricopa County Industrial Development Authority, Revenue Bonds:
250,000	BB+	4.000% due 10/15/47(a)(d)	226,379
225,000	AA-	Series A, 5.000% due 1/1/25	225,310
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,050,992
800,000	AA-	Series D, 5.000% due 1/1/46(c)	820,008
3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	3,007,909
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	1,043,691
		Total Arizona	20,331,132
Arkansas - 0.5%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB-	4.500% due 9/1/49(a)(d)	1,000,920
1,150,000	BB-	5.700% due 5/1/53(a)	1,222,200
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	1,004,196
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	525,302
		Total Arkansas	3,752,618
California - 3.2%
200,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(c)	199,677
1,345,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	1,054,390
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,086
500,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A4, 8.000% due 1/1/50(a)(d)	515,233

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California - (continued)
		California Municipal Finance Authority, Revenue Bonds:
$1,000,000	BB	4.000% due 7/15/29(a)	$996,792
300,000	BB	6.375% due 6/15/64(d)	327,255
600,000	A-	Series A, 5.000% due 8/15/49	643,735
		California Statewide Communities Development Authority, Revenue Bonds:
2,000,000	AA-	5.000% due 4/1/46(c)	2,209,711
2,525,000	BB	5.500% due 12/1/54	2,525,160
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	1,010,617
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(a)	649,794
650,000	AA-	4.000% due 5/15/40(a)	649,633
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	824,924
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(d)	789,109
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(d)	2,126,570
1,000,000	NR	3.000% due 12/1/56(d)	704,282
1,000,000	NR	4.000% due 8/1/56(d)	911,733
115,000	NR	Golden State Tobacco Securitization Corp., Revenue Bonds, Series A1, 5.000% due 6/1/25	116,214
290,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, Series A, 5.000% due 7/1/29	290,431
100,000	AA	Oakland Unified School District, GO, AGM-Insured, 5.000% due 8/1/26	101,431
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	373,113
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	771,775
2,250,000	AA-	5.000% due 9/1/26	2,339,878
4,100,000	AA-	5.000% due 3/1/31	4,115,798
435,000	AA-	Series B, 5.000% due 8/1/26	451,456
205,000	AA-	Series C, 5.000% due 8/1/29	212,040
		Total California	25,025,837
Colorado - 1.9%
1,000,000	AA	Adams 12 Five Star Schools, GO, Series B, 5.000% due 12/15/34	1,040,646
		Board of Governors of Colorado State University System, Revenue Bonds:
1,000,000	AA	Series A, 5.000% due 3/1/43	1,152,636
2,000,000	AA	Series C, 4.000% due 3/1/38	2,030,272
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(a)	324,804
195,000	AA-	Series A, 5.000% due 11/15/28(a)	203,556
455,000	AA-	Series A, 5.000% due 11/15/29(a)	474,839
115,000	AA-	Series A, 5.000% due 11/15/30(a)	119,723
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,775,491
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AGM:
500,000	AA	Series A, 5.000% due 12/1/41	557,216
1,000,000	AA	Series A, 5.500% due 12/1/54	1,132,310
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	628,412
60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(c)(e)	62,342
45,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	45,519
1,325,000	AA-	State of Colorado, COP, 6.000% due 12/15/39	1,589,083
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	128,853
120,000	AA	5.000% due 12/15/29	123,699

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado - (continued)
$135,000	AA	5.000% due 12/15/31	$139,156
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,765,510
		Total Colorado	15,294,067
Connecticut - 1.0%
		State of Connecticut, GO:
375,000	AA-	Series A, 5.000% due 4/15/26	386,092
150,000	AA-	Series A, 5.000% due 4/15/30	163,786
170,000	AA-	Series A, 5.000% due 4/15/34	183,766
175,000	AA-	Series B, 5.000% due 1/15/26	179,155
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,126,152
100,000	AA-	Series E, 5.000% due 10/15/26	104,183
150,000	AA-	Series E, 5.000% due 10/15/29	155,521
1,260,000	AA-	Series E, 5.000% due 11/15/35	1,434,570
2,405,000	AA-	Series H, 5.000% due 11/15/27	2,566,352
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	351,638
		Total Connecticut	7,651,215
District of Columbia - 0.5%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 10/1/28(a)	121,625
135,000	AA-	Series A, 5.000% due 10/1/31(a)	141,975
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,250,000	AA	5.000% due 7/15/36	1,426,566
1,000,000	AA	5.000% due 7/15/37	1,137,004
1,000,000	AA	5.000% due 7/15/38	1,129,629
		Total District of Columbia	3,956,799
Florida - 5.8%
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,010,901
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	524,594
350,000	NR	Series A1, 4.000% due 6/15/29(d)	341,981
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,996,635
540,000	AA+	City of West Palm Beach FL Utility System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/42	562,844
		County of Broward FL Airport System Revenue, Revenue Bonds:
120,000	A+	Series A, 5.000% due 10/1/29(a)	121,365
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,826
115,000	A+	Series A, 5.000% due 10/1/32(a)	116,074
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,068,772
10,000,000	AA	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,636,527
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	126,346
30,000	A+	Series B, 5.000% due 7/1/28	30,318
190,000	A+	Series B, 5.000% due 7/1/30	191,946
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(a)(c)(d)	1,154,302
600,000	NR	Series A, 6.750% due 6/15/53(d)	662,359
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,499,999
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,007,802
45,000	A2(b)	Florida Municipal Power Agency, Revenue Bonds, 5.000% due 10/1/27	45,653

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida - (continued)
		Greater Orlando Aviation Authority, Revenue Bonds:
$1,000,000	NR	5.000% due 11/15/36(a)	$1,000,563
100,000	AA-	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(a)(e)	104,477
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(f)	Series B, 5.000% due 6/1/33(a)	892,953
185,000	A+(f)	Series B, 5.000% due 6/1/38(a)	191,593
500,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	519,437
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	532,865
		Lee County Industrial Development Authority, Revenue Bonds:
565,000	A+	Series 2019A1, 5.000% due 4/1/33	600,622
515,000	A+	Series 2019A1, 5.000% due 4/1/35	545,900
755,000	A+	Series 2019A2, 5.000% due 4/1/33(c)	764,525
		Marion County School Board, COP, AGM:
1,950,000	AA	5.000% due 6/1/31	2,172,813
2,000,000	AA	5.000% due 6/1/37	2,278,315
1,625,000	AA	5.000% due 6/1/39	1,835,185
2,000,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, Series B, AMBAC-Insured, 5.250% due 4/1/25	2,013,290
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	239,920
85,000	A	Series A, 5.000% due 7/1/44	85,100
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	204,660
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(e)	202,476
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, AGM, 5.000% due 5/1/27	120,895
570,000	A+	Series A, 5.000% due 5/1/31	583,303
220,000	A+	Series B, 5.000% due 8/1/27	226,479
395,000	A+	Series B, 5.000% due 5/1/28	397,980
355,000	A+	Series D, 5.000% due 11/1/25	355,572
230,000	A+	Series D, 5.000% due 11/1/26	230,674
115,000	A+	Series D, 5.000% due 2/1/29	117,403
190,000	A+	Series D, 5.000% due 2/1/30	193,905
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	117,871
3,000,000	AAA	State of Florida, GO, 5.000% due 7/1/32	3,211,181
3,010,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	3,318,188
995,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	989,492
		Total Florida	46,231,881
Georgia - 2.2%
2,240,000	Aa1(b)	Atlanta Urban Redevelopment Agency, Revenue Bonds, Series B, 5.000% due 7/1/28	2,417,074
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,261
70,000	AA-	5.000% due 11/1/29	70,585
2,000,000	AA-	5.000% due 11/1/40	2,012,159
1,000,000	Ba3(b)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(d)	1,010,198
335,000	BBB(f)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	363,130
		Main Street Natural Gas Inc., Revenue Bonds:
2,000,000	BBB-	Series C, 4.000% due 8/1/52(c)(d)	2,003,788
1,500,000	Aa1(b)	Series C, 5.000% due 9/1/53(c)	1,607,346
		Municipal Electric Authority of Georgia, Revenue Bonds:
35,000	A	Series GG, 5.000% due 1/1/25	35,031

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia - (continued)
$145,000	A	Series GG, 5.000% due 1/1/26	$145,198
3,750,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	4,054,862
3,000,000	Aa1(b)	Upper Oconee Basin Water Authority, Revenue Bonds, 5.000% due 7/1/49(g)	3,289,715
		Total Georgia	17,039,347
Hawaii - 1.2%
2,500,000	Aa2(b)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,531,314
7,105,000	Aa2(b)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	7,202,046
		Total Hawaii	9,733,360
Idaho - 0.6%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,511,943
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,097,305
		Idaho Housing & Finance Association, Revenue Bonds:
1,000,000	Aaa(b)	5.000% due 8/15/41	1,109,369
30,000	Aa1(b)	Series A, 4.000% due 1/1/50	30,165
250,000	Aa3(b)	Series A, 5.000% due 7/15/30	278,231
250,000	Aa3(b)	Series A, 5.000% due 7/15/31	281,340
		Total Idaho	4,308,353
Illinois - 4.2%
1,040,000	BB+	Chicago Board of Education, GO, Series A, 5.000% due 12/1/47	1,040,059
		Chicago O'Hare International Airport, Revenue Bonds:
285,000	A+	Series B, 5.000% due 1/1/32	285,365
1,635,000	A+	Series B, 5.000% due 1/1/41	1,651,634
155,000	Aaa(b)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	155,000
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,073,698
980,000	AA-	5.000% due 11/15/42	1,069,282
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(e)	5,228
		Illinois Finance Authority, Revenue Bonds:
150,000	AAA	5.000% due 1/1/30	156,461
255,000	AAA	5.000% due 7/1/31	264,970
2,000,000	A+	Series A, 5.000% due 11/15/38	2,009,700
255,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(e)	263,407
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(e)	97,991
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(e)	177,962
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(e)	928,235
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(e)	1,387,018
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(e)	20,416
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	293,047
105,000	A	Series A, 5.000% due 2/1/31	105,910
1,000,000	A	Series A, 5.000% due 2/1/32	1,008,011
2,000,000	AA-	Illinois State Toll Highway Authority, Revenue Bonds, Series B, 5.000% due 1/1/40	2,024,523
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,053,945
225,000	Aa2(b)	McHenry County Community Unit School District No 200 Woodstock, GO, Series B, NPFG, zero coupon, due 1/15/25	223,991
175,000	AA+	McHenry County Conservation District, GO, 5.000% due 2/1/27	175,440
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	226,956
270,000	A-	5.000% due 2/1/27	277,927
180,000	A-	5.000% due 2/1/28	186,749

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois - (continued)
$60,000	A-	5.000% due 4/1/28	$60,115
25,000	A-	5.000% due 5/1/28	25,047
70,000	A-	5.000% due 5/1/32	70,130
190,000	A-	5.000% due 5/1/33	190,354
7,000,000	AA	5.000% due 2/1/34	7,910,441
305,000	A-	5.250% due 2/1/31	305,637
2,980,000	A-	Series B, 5.000% due 5/1/32	3,318,282
405,000	A-	Series D, 5.000% due 11/1/25	411,779
390,000	A-	Series D, 5.000% due 11/1/26	403,867
1,500,000	A-	Series D, 5.000% due 7/1/32	1,672,687
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25 .	2,456,606
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	154,844
		Total Illinois	33,142,714
Indiana - 2.2%
470,000	AA+	Brownsburg 1999 School Building Corp., Revenue Bonds, Series B, 5.000% due 1/15/33(g)	529,429
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35(g)	4,191,881
500,000	NR	City of Valparaiso IN, Revenue Bonds, 4.875% due 1/1/44(a)(d)	515,457
		Indiana Finance Authority, Revenue Bonds:
4,255,000	AAA	5.000% due 2/1/41	4,784,018
70,000	AA	Series A, 5.000% due 10/1/26	70,267
140,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B,3.500% due 1/1/49	139,155
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(b)	5.000% due 1/1/25(a)	255,243
550,000	A1(b)	5.000% due 1/1/35(a)	592,449
550,000	A1(b)	5.250% due 1/1/36(a)	608,010
600,000	A1(b)	5.250% due 1/1/37(a)	661,398
1,500,000	A1(b)	5.250% due 1/1/41(a)	1,622,722
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,230,936
560,000	AA+	New Albany-Floyd County Consolidated School Corp., GO, 5.000% due 7/15/26	577,320
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	644,128
		Total Indiana	17,422,413
Iowa - 1.5%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,156,763
1,785,000	Aaa(b)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	2,031,312
2,000,000	BBB	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	2,001,960
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,599,087
		Total Iowa	11,789,122
Kansas - 0.1%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,003,917
25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	24,987
		Total Kansas	1,028,904
Kentucky - 0.3%
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	167,898
145,000	A	5.000% due 5/1/28	155,534
165,000	A	Series A, 5.000% due 2/1/29	168,843
170,000	A	Series A, 5.000% due 2/1/30	173,900
325,000	A	Series B, 5.000% due 11/1/26	338,033

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky - (continued)
$2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	$1,676,093
		Total Kentucky	2,680,301
Louisiana - 2.7%
2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, AGC, 5.000% due 11/1/42	2,782,547
2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	2,484,698
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	298,342
2,800,000	A1(b)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,890,970
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,549,317
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,105,839
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,094,538
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,802,495
4,835,000	AA	Series E, 5.000% due 9/1/33	5,601,802
		Total Louisiana	21,610,548
Maine - 0.5%
		Maine State Housing Authority, Revenue Bonds:
2,500,000	AA+	Series B, 3.150% due 11/15/39	2,258,386
905,000	AA+	Series D, 3.875% due 11/15/37	909,237
1,000,000	SP-1+	Regional School Unit No 14, GO, 5.000% due 5/15/25	1,007,778
		Total Maine	4,175,401
Maryland - 1.8%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	600,204
5,805,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	6,267,223
		Maryland Community Development Administration, Revenue Bonds:
170,000	Aa1(b)	Series B, 4.000% due 9/1/49	170,708
150,000	Aa1(b)	Series C, 3.500% due 3/1/50	149,103
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	342,601
390,000	BB	Maryland Economic Development Corp., Revenue Bonds, 5.750% due 9/1/25	392,879
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,752,129
1,405,000	Baa3(b)	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,428,087
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,002,771
		Total Maryland	14,105,705
Massachusetts - 1.5%
		Commonwealth of Massachusetts, GO:
745,000	AA+	Series B, 5.000% due 1/1/29	795,839
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,645,547
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,501,056
1,000,000	AA-	5.000% due 7/1/35	1,026,921
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,303,993
800,000	BB	Series A, 5.000% due 7/1/44(d)	826,356
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	551,351
4,440,000	AA	Massachusetts State College Building Authority, Revenue Bonds, Series D, 4.000% due 5/1/40	4,477,396
		Total Massachusetts	12,128,459

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan - 1.1%
$160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 3.853% due 7/1/32(c)	$157,015
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,126,027
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	513,578
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,895,441
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,377,192
		Total Michigan	9,069,253
Minnesota - 1.6%
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,131,048
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,483,187
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,358,537
2,850,000	Aa1(b)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	3,046,405
		Total Minnesota	13,019,177
Mississippi - 0.8%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(a)(c)(d)	1,537,815
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	169,514
4,000,000	AA	Series C, 5.000% due 10/1/35	4,266,566
		Total Mississippi	5,973,895
Missouri - 1.5%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,697,576
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(d)	350,835
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,603,730
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,327,925
3,450,000	AA+	Missouri Highway & Transportation Commission, Revenue Bonds, Series A, 5.000% due 5/1/25	3,478,935
40,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	40,261
		Total Missouri	11,499,262
Montana - 0.2%
		Montana Board of Housing, Revenue Bonds:
10,000	AA+	Series A1, 4.000% due 12/1/47(a)	9,992
20,000	AA+	Series B, 4.000% due 6/1/50	20,158
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,524,174
		Total Montana	1,554,324
Nebraska - 0.7%
		Nebraska Investment Finance Authority, Revenue Bonds:
90,000	AAA	Series B, 4.000% due 9/1/49(a)	89,645
80,000	AAA	Series E, 3.750% due 9/1/49(a)	79,476
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	117,149
125,000	A+	Series B, 5.000% due 1/1/34	127,215
155,000	A+	Series B, 5.000% due 1/1/36	157,598
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(b)	5.000% due 1/1/41	1,850,091
1,885,000	A2(b)	Series A, 5.000% due 1/1/27	1,966,576
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,096,622
		Total Nebraska	5,484,372
Nevada - 0.7%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,524,284

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada - (continued)
		County of Clark NV, GO:
$1,340,000	AAA	Series A, 5.000% due 6/1/34	$1,425,509
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,781,351
50,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	50,285
		Total Nevada	5,781,429
New Hampshire - 0.1%
1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, 2.950% due 4/1/29(a)(d)	965,152
35,000	BB+	New Hampshire Health & Education Facilities Authority Act, Revenue Bonds, 5.000% due 7/1/26	35,012
		Total New Hampshire	1,000,164
New Jersey - 2.4%
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,073,656
580,000	A-	Series XX, Prerefunded 6/15/25 @ 100, 5.000% due 6/15/26(e)	586,125
2,950,000	A-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	3,345,695
100,000	AAA	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 1A, 5.000% due 12/1/24(a)	100,000
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A-	5.000% due 12/15/28	1,426,987
200,000	A-	5.000% due 12/15/39	214,022
870,000	A-	Series A, zero coupon, due 12/15/27	787,732
195,000	A-	Series A, zero coupon, due 12/15/28	170,636
1,500,000	AA	Series A, 4.000% due 12/15/37	1,519,609
1,600,000	A-	Series A, 5.000% due 6/15/30	1,771,002
220,000	A-	Series A, 5.000% due 12/15/33	234,603
3,450,000	A-	Series A, 5.000% due 6/15/36	3,965,002
360,000	A-	Series AA, 5.000% due 6/15/25	360,686
215,000	A-	Series AA, 5.000% due 6/15/26	215,410
1,770,000	A-	Series BB, 5.000% due 6/15/44	1,847,567
1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	1,680,751
		Total New Jersey	19,299,483
New Mexico - 0.0%
100,000	Aaa(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	99,881

New York - 10.2%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	540,648
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,125,889
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,102,330
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,568,080
500,000	AA	Series B1, 5.250% due 10/1/41	564,341
5,100,000	AA	Series C1, 5.000% due 8/1/31	5,673,172
5,425,000	AA	Series D1, 5.000% due 12/1/34	5,840,419
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,042,202
		Empire State Development Corp., Revenue Bonds:
1,250,000	AA+	Series A, 3.000% due 3/15/50	1,024,658
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,628,751
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	A-	Series A1, 5.000% due 11/15/35	125,747
145,000	A-	Series A1, 5.000% due 11/15/36	145,855
245,000	A-	Series A2, 5.000% due 11/15/29	256,038
270,000	A-	Series B, 5.000% due 11/15/30	278,366
290,000	A-	Series C1, 5.000% due 11/15/27	299,763

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York - (continued)
$685,000	A-	Series C1, 5.000% due 11/15/28	$696,284
300,000	A-	Series C1, 5.000% due 11/15/31	317,167
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,865,172
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	370,552
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	233,391
		New York City Municipal Water Finance Authority, Revenue Bonds:
2,685,000	AA+	5.000% due 6/15/41	2,905,057
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,038,701
3,000,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series F1, 5.000% due 2/1/41	3,391,546
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,556,830
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,409,314
275,000	AAA	Series C2, 5.000% due 5/1/32	292,127
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,050,149
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,003,048
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,789,192
		New York Liberty Development Corp., Revenue Bonds:
1,000,000	NR	5.000% due 11/15/44(d)	1,000,543
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,392,346
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	846,618
2,185,000	AA	Series A, 5.000% due 10/1/31	2,490,229
605,000	Aa3(b)	Series A, 5.000% due 10/1/34	633,796
750,000	Aa1(b)	Series A, 5.000% due 3/15/40	848,385
1,000,000	BBB-	Series A, 5.000% due 7/15/42	1,036,788
4,000,000	Aa1(b)	Series A, 5.000% due 3/15/44	4,428,182
4,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	4,313,177
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,144,919
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,671,341
1,500,000	BB+	5.625% due 4/1/40(a)	1,622,790
1,500,000	BB+	6.000% due 4/1/35(a)	1,686,703
1,000,000	Baa3(b)	6.000% due 6/30/54(a)	1,091,088
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,465,391
2,500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 205, 5.000% due 11/15/33	2,646,953
45,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	44,446
2,000,000	AA-	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,041,985
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,405,346
		Total New York	80,945,815
North Carolina - 0.3%
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	2,019,125
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	111,859
		Total North Carolina	2,130,984
North Dakota - 0.2%
		North Dakota Housing Finance Agency, Revenue Bonds:
850,000	Aa1(b)	Series A, 3.750% due 7/1/38	832,320

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Dakota – (continued)
$970,000	Aa1(b)	Series C, 3.950% due 1/1/32	$995,526
		Total North Dakota	1,827,846
Ohio - 2.2%
2,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	2,696,385
2,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,053,440
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(e)	5,148
875,000	BBB-(f)	County of Hamilton OH, Revenue Bonds, 5.500% due 1/1/43	926,159
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	140,000
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,117,940
		Jefferson County Port Authority, Revenue Bonds:
1,000,000	Ba1(b)	3.500% due 12/1/51(a)(d)	804,840
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,026,141
2,000,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	1,989,606
35,000	Aaa(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	35,433
2,550,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/39	2,550,000
2,510,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/32	2,900,008
1,000,000	AAA	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,074,409
210,000	AA-	University of Cincinnati, Revenue Bonds, Series C, 5.000% due 6/1/31	236,348
		Total Ohio	17,555,857
Oklahoma - 1.6%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	516,245
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	955,508
800,000	AA	5.000% due 9/1/39	894,152
1,150,000	AA	5.000% due 9/1/40	1,277,873
950,000	AA-	Oklahoma Capitol Improvement Authority, Revenue Bonds, Series B, 5.000% due 7/1/31	1,072,287
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,435,054
		Oklahoma Development Finance Authority, Revenue Bonds:
370,000	AA-	Series B, 5.000% due 6/1/30	409,455
2,000,000	BB	Series B, 5.500% due 8/15/52	2,059,685
825,000	BB	Series B, 5.500% due 8/15/57	848,432
		Oklahoma Municipal Power Authority, Revenue Bonds:
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(e)	175,231
60,000	A	Series B, 5.000% due 1/1/27	60,076
1,850,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/41	2,090,451
		Total Oklahoma	12,794,449
Oregon - 0.7%
3,000,000	AAA	Oregon State Lottery, Revenue Bonds, Series D, 5.000% due 4/1/29	3,017,407
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	316,060
165,000	AA-	5.000% due 7/1/29	176,351
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	210,495
1,750,000	AA+	State of Oregon, GO, Series D, 5.000% due 6/1/42	1,962,327
		Total Oregon	5,682,640
Pennsylvania - 3.0%
1,000,000	BB-	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	875,437
		City of Philadelphia PA, GO:
85,000	A+	Series B, 5.000% due 8/1/27	86,056
300,000	A+	Series B, 5.000% due 8/1/29	303,310

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania - (continued)
$320,000	A+	Series B, 5.000% due 8/1/30	$323,426
335,000	A+	Series B, 5.000% due 8/1/31	338,432
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	554,781
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,080,807
500,000	A	Series B, 5.000% due 6/1/25	504,578
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,005,199
5,000,000	A+	4.000% due 9/15/34	5,069,442
810,000	A+	5.000% due 9/15/29	834,907
1,000,000	A+	5.000% due 6/15/34	1,002,645
925,000	A+	Series 1st, 4.000% due 3/1/38	939,854
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	853,038
1,000,000	A	5.000% due 11/1/39	1,064,421
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,107,348
1,500,000	Baa2(b)	5.500% due 6/30/39(a)	1,648,658
600,000	BB-	Series B, 5.250% due 12/1/38(c)	611,391
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	Series B, 4.000% due 8/15/38	792,960
1,000,000	AA	Series C, 4.000% due 8/15/41	1,003,391
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,551,023
		Total Pennsylvania	23,551,104
Puerto Rico - 1.1%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	962,144
1,000,000	NR	Series A1, 4.000% due 7/1/46	952,208
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	1,030,876
1,000,000	NR	Series B, 4.000% due 7/1/42(d)	964,713
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	940,384
4,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	4,015,970
		Total Puerto Rico	8,866,295
Rhode Island - 0.5%
		Providence Public Building Authority, Revenue Bonds, AGC:
400,000	AA	Series A, 5.250% due 9/15/41	449,658
410,000	AA	Series A, 5.250% due 9/15/43	456,387
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	5.000% due 5/15/25	241,862
1,000,000	AA	Series A, 5.000% due 5/15/42	1,104,689
65,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	65,266
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	52,193
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,157,991
		Total Rhode Island	3,528,046
South Carolina - 0.8%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,092,361
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,076,959

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina - (continued)
$1,000,000	NR	7.750% due 11/15/58	$1,081,655
1,600,000	A+	Series A, 5.250% due 11/1/41	1,812,292
140,000	A+	South Carolina Ports Authority, Revenue Bonds, 5.000% due 7/1/30(a)	146,800
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	190,675
275,000	A-	Series B, 5.000% due 12/1/36	283,185
115,000	A-	Series C, 5.000% due 12/1/25	115,078
115,000	A-	Series C, 5.000% due 12/1/26	115,036
90,000	A-	Series C, 5.000% due 12/1/27	90,028
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
95,000	Aaa(b)	Series A, 4.000% due 1/1/50	95,669
85,000	Aaa(b)	Series A, 4.000% due 7/1/50	85,553
		Total South Carolina .	6,185,291
Tennessee - 1.0%
2,935,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	3,304,786
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,019,314
40,000	BBB	Knox County Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 4/1/25	40,127
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,801
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 7/1/48	1,105,804
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,260,120
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,225,179
		Total Tennessee	7,983,131
Texas - 14.8%
1,765,000	AAA	Academy Independent School District, GO PSF-GTD-Insured, 5.000% due 8/15/43	1,925,356
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	1,980,956
4,610,000	AAA	Aldine Independent School District, GO, Series B PSF-GTD-Insured, 5.000% due 2/15/33	5,328,397
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds PSF-GTD-Insured, 5.000% due 8/15/48	1,076,839
425,000	AA	Bell County Water Control & Improvement District No 1, Revenue Bonds, 5.000% due 7/10/32	482,441
1,500,000	Aaa(b)	Brazosport Independent School District, GO PSF-GTD-Insured, 4.000% due 2/15/33	1,521,705
		Central Texas Regional Mobility Authority, Revenue Bonds:
160,000	A+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(e)	161,758
600,000	A+	Series B, 4.000% due 1/1/41	601,432
375,000	A+	Series B, 5.000% due 1/1/29	402,274
1,800,000	A+	Series E, 5.000% due 1/1/38	1,920,693
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,864,759
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(a)	165,328
80,000	A+	5.000% due 11/15/29(a)	80,146
		City of Corpus Christi TX Utility System Revenue, Revenue Bonds:
480,000	AA-	4.250% due 7/15/54	469,691
980,000	AA-	5.000% due 7/15/40	1,099,631
120,000	Aa3(b)	City of Houston TX, GO, Series A, 5.000% due 3/1/25	120,555
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(b)	Series B, 5.000% due 7/1/29	386,332

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - (continued)
$800,000	Ba3(b)	Series B, 5.500% due 7/15/37(a)(g)	$866,795
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,516,212
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,405,679
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,115,154
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,032,676
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	519,178
480,000	A+	Series A, 5.000% due 7/1/28(a)	505,199
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	978,339
500,000	A+	4.000% due 2/1/43	503,506
750,000	A+	5.000% due 2/1/42	815,972
3,000,000	Baa3(b)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,039,904
3,000,000	Aaa(b)	Comal Independent School District, GO PSF-GTD-Insured, 5.000% due 2/1/27	3,146,737
2,345,000	AAA	Community Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/41	2,597,924
1,795,000	Aaa(b)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,069,583
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,592,365
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	1,988,917
620,000	AAA	5.000% due 2/15/25	622,394
105,000	AAA	5.000% due 2/15/27	107,592
1,000,000	AAA	Series A, 3.400% due 2/15/31	1,000,233
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,975,171
2,415,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 5.000% due 11/1/40	2,725,933
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,399,324
1,000,000	Aaa(b)	5.000% due 8/15/30	1,119,297
3,325,000	AAA	Fort Worth Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/26	3,339,757
200,000	AAA	Frisco Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/31	226,039
		Georgetown Independent School District, GO, PSF-GTD:
1,000,000	AAA	3.750% due 8/15/41	1,004,606
1,000,000	AAA	3.875% due 8/15/44	995,879
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	160,255
125,000	AA+	Series A, 5.000% due 10/1/32	133,194
190,000	AA+	Series A, 5.000% due 10/1/33	202,115
145,000	AA+	Series A, 5.000% due 10/1/34	154,048
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,529,684
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	7,592,631
7,050,000	AAA	5.000% due 2/15/34	7,326,604
2,000,000	AAA	Leander Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/15/27	2,026,277
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,490
90,000	A	5.000% due 11/1/31(a)	91,065
1,120,000	A	Lower Colorado River Authority, Revenue Bonds, 5.000% due 5/15/31	1,249,467
1,000,000	Aaa(b)	Malakoff Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/30	1,107,220
5,000,000	AAA	Midland Independent School District, GO PSF-GTD-Insured, 4.000% due 2/15/40	5,120,826
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(d)	2,507,056

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas - (continued)
$1,000,000	Aaa(b)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	$1,015,386
55,000	AA-	North Harris County Regional Water Authority, Revenue Bonds, 4.000% due 12/15/24	55,014
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	1,989,310
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,785,008
1,000,000	A+	Series A, 5.000% due 1/1/38	1,001,240
200,000	AA-	Series A, 5.000% due 1/1/39	203,058
185,000	A+	Series B, 5.000% due 1/1/25	185,255
145,000	AA-	Series B, 5.000% due 1/1/30	145,156
1,000,000	Aaa(b)	Northside Independent School District, GO, Series B, PSF-GTD-Insured, 3.450% due 8/1/54(c)	1,007,748
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO PSF-GTD-Insured, 5.000% due 2/15/38	1,016,617
3,025,000	AAA	Permanent University Fund - University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/36	3,620,814
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(d)	1,039,094
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,169
200,000	AAA	5.500% due 8/1/26(a)	207,198
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,396
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	3,080,097
		Texas Department of Housing & Community Affairs, Revenue Bonds:
388,171	Aaa(b)	2.950% due 7/1/36	344,370
235,000	AA+	Series A, 4.000% due 3/1/50	237,162
2,640,000	A1(b)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,867,788
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	639,657
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	141,571
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,147,781
180,000	AAA	Series A, 5.000% due 4/15/25	181,263
125,000	AAA	Series A, 5.000% due 4/15/26	128,646
190,000	AAA	Series A, 5.000% due 4/15/29	200,748
505,000	AAA	Series A, 5.000% due 4/15/30	533,372
		Tomball Independent School District, GO, PSF-GTD:
1,500,000	AAA	4.000% due 2/15/50	1,500,237
2,000,000	AAA	5.000% due 2/15/26	2,050,689
		Total Texas	117,864,434
Utah - 0.7%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d)	618,770
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	119,164
155,000	A+	Series A, 5.000% due 7/1/30(a)	162,428
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,363,447
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,491,327
1,000,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(d)	986,579
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	1,130,867
		Total Utah	5,872,582

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
$750,000	A	Series A, 5.000% due 6/15/29(a)	$776,804
675,000	A	Series A, 5.000% due 6/15/30(a)	701,688
		Total Vermont	1,478,492
Virgin Islands - 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,560,925

Virginia - 1.4%
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28@ 100, 5.000% due 7/1/35(e)	3,402,587
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,684,492
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	1,906,334
550,000	BB+(f)	Virginia Beach Development Authority, Revenue Bonds, Series B3, 5.375% due 9/1/29	568,150
		Virginia College Building Authority, Revenue Bonds:
165,000	AA+	Series D, 5.000% due 2/1/26	169,163
265,000	AA+	Series E, 5.000% due 2/1/30	282,925
305,000	AA+	Series E, 5.000% due 2/1/31	324,948
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	382,885
1,745,000	AAA	Virginia Housing Development Authority, Revenue Bonds, Series E2, 3.900% due 7/1/55(c)	1,745,106
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	552,747
		Total Virginia	11,019,337
Washington - 5.4%
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,827,905
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,128,311
		Port of Seattle WA, Revenue Bonds:
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,020,945
980,000	AA	Series B, 5.000% due 10/1/27(a)	1,000,871
135,000	AA	Series B, 5.000% due 10/1/29(a)	137,734
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	617,064
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	451,386
6,250,000	AA+	Series A, 5.000% due 8/1/38	7,216,087
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,209,182
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,769,427
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,403,909
355,000	AA+	Series R2018C, 5.000% due 8/1/30	374,427
640,000	AA+	Series R2018D, 5.000% due 8/1/33	670,993
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,230,383
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,978,314
1,000,000	AA	Three Rivers Regional Wastewater Authority, Revenue Bonds, 5.000% due 9/1/32	1,136,833
780,000	A	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 7/1/42	791,273
15,000	Baa2(b)	Washington Higher Education Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	15,315
2,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	1,519,025
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,081,229
500,000	BBB	6.250% due 7/1/59(d)	552,417
		Total Washington	43,133,030

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
West Virginia - 1.3%
$10,000,000	AA-	State of West Virginia, GO, Series B, 5.000% due 12/1/34	$10,630,643

Wisconsin - 1.6%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25 3,375,272
		Public Finance Authority, Revenue Bonds:
2,000,000	NR	4.250% due 7/1/54(a)	1,664,666
500,000	NR	5.375% due 12/15/32(d)	500,755
2,660,000	Aa2(b)	Series A, 4.000% due 8/1/59	2,660,352
500,000	NR	Series A, 5.000% due 6/1/36(d)	503,562
190,000	BB	Series A, 5.000% due 12/15/44(d)	193,007
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	1,086,004
250,000	NR	Series A, 6.250% due 9/1/46(a)(d)(g)	258,889
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	1,033,755
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	990,390
50,000	A2(b)	5.000% due 6/1/27	50,139
195,000	A+	5.000% due 11/15/27	195,212
30,000	A2(b)	5.000% due 6/1/32	30,026
70,000	A2(b)	5.000% due 6/1/39	70,041
300,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	298,656
		Total Wisconsin	12,910,726
		TOTAL MUNICIPAL BONDS
		(Cost - $725,534,298)	730,676,130

Shares/Units

EXCHANGE TRADED FUND (ETF) - 3.1%
488,952	Vanguard Tax-Exempt Bond Index(h)	24,961,000
	(Cost - $24,418,131)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $749,952,429)	755,637,130

Face Amount†

SHORT-TERM INVESTMENTS - 4.9%
MUNICIPAL BONDS - 1.1%
$3,450,000	Bristol-Plymouth Regional Vocational Technical School District, GO, 4.000% due 2/28/25	3,458,004
5,300,000	City of Los Angeles CA, Revenue Notes, 5.000% due 6/26/25	5,365,877
	TOTAL MUNICIPAL BONDS
	(Cost - $8,803,691)	8,823,881
TIME DEPOSITS - 3.8%
15,123,824	JPMorgan Chase & Co. - New York, 3.930% due 12/2/24	15,123,824
15,320,959	Royal Bank of Canada - Toronto, 3.930% due 12/2/24	15,320,959
	TOTAL TIME DEPOSITS
	(Cost - $30,444,783)	30,444,783
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $39,248,474)	39,268,664

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
5,200	Federated Government Obligations Fund, Premier Class, 4.525%(i) (Cost - $5,200)	$5,200
	TOTAL INVESTMENTS - 100.0% (Cost - $789,206,103)	794,910,994
	Other Assets in Excess of Liabilities - 0.0%	227,979
	TOTAL NET ASSETS - 100.0%	$795,138,973

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody's Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2024.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $54,683,009 and represents 6.88% of net assets.
(e)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	When-Issued or delayed delivery security.
(h)	All or a portion of this security is on loan.
(i)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
ETF	—	Exchange Traded Fund
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	40.8%
Education	16.2
Water and Sewer	8.2
Development	6.2
Health Care Providers & Services	5.3
Airport	4.1
Transportation	3.9
Power	1.5
Multifamily Housing	1.5
Single Family Housing	1.4
Utilities	0.8
Tobacco Settlement	0.8
Bond Bank	0.8
Nursing Homes	0.5
Housing	0.5
Student Loan	0.4
Pollution	0.1
Facilities	0.1
Exchange Traded Funds (ETFs)	3.1
Short-Term Investments	3.8
Money Market Fund	0.0 *
100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 99.4%
BASIC MATERIALS - 1.4%
Chemicals - 1.0%
2,001	Huntsman Corp.	$39,180
1,139	Linde PLC	525,068
2,192	LyondellBasell Industries NV, Class A Shares	182,681
2,160	Nutrien Ltd.	100,786
442	Olin Corp.	18,825
1,472	RPM International Inc.	204,284
	Total Chemicals	1,070,824
Iron/Steel - 0.0%
1,732	Vale SA, Class B Shares, ADR	17,077

Mining - 0.4%
1,743	Barrick Gold Corp.	30,485
5,871	Freeport-McMoRan Inc.	259,498
651	Rio Tinto PLC, ADR	40,909
404	Southern Copper Corp.	40,541
	Total Mining	371,433
	TOTAL BASIC MATERIALS	1,459,334
COMMUNICATIONS - 14.8%
Internet - 12.5%
801	Alphabet Inc., Class A Shares(a)	135,329
23,660	Alphabet Inc., Class C Shares(a)	4,033,793
18,541	Amazon.com Inc.*(a)	3,854,488
104	Booking Holdings Inc.	541,006
451	Lyft Inc., Class A Shares*	7,829
22	MercadoLibre Inc.*	43,674
4,576	Meta Platforms Inc., Class A Shares(a)	2,628,088
988	Netflix Inc.*(a)	876,168
1,111	Roku Inc., Class A Shares*	76,692
779	Shopify Inc., Class A Shares*	90,052
4,832	Uber Technologies Inc.*	347,711
	Total Internet	12,634,830
Media - 0.8%
316	FactSet Research Systems Inc.	155,052
3,303	New York Times Co., Class A Shares	179,221
4,121	Walt Disney Co.(a)	484,094
	Total Media	818,367
Telecommunications - 1.5%
868	Ciena Corp.*	60,517
11,960	Cisco Systems Inc.(a)	708,152
13,618	Telefonaktiebolaget LM Ericsson, ADR	110,851
14,841	Verizon Communications Inc.(a)	658,050
	Total Telecommunications	1,537,570
	TOTAL COMMUNICATIONS	14,990,767
CONSUMER CYCLICAL - 8.7%
Airlines - 0.3%
4,966	Delta Air Lines Inc.	316,930

Apparel - 0.1%
2,474	Skechers USA Inc., Class A Shares*	157,891

Auto Manufacturers - 2.0%
5,784	Tesla Inc.*(a)	1,996,405

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Parts & Equipment - 0.1%
246	Autoliv Inc.	$24,384
974	Gentex Corp.	29,765
2,785	Goodyear Tire & Rubber Co.*	29,911
416	Magna International Inc.	18,778
	Total Auto Parts & Equipment	102,838
Distribution/Wholesale - 0.4%
307	WW Grainger Inc.	370,039

Entertainment - 0.0%
444	DraftKings Inc., Class A Shares*	19,381
198	Light & Wonder Inc.*	18,818
	Total Entertainment	38,199
Food Service - 0.0%
1,163	Aramark	47,322

Home Builders - 0.3%
1,604	Toll Brothers Inc.	264,933

Leisure Time - 0.2%
1,057	Brunswick Corp.	85,099
1,589	Harley-Davidson Inc.	53,438
223	Planet Fitness Inc., Class A Shares*	22,200
	Total Leisure Time	160,737
Lodging - 0.1%
1,943	Las Vegas Sands Corp.	103,096

Retail - 5.2%
80	Burlington Stores Inc.*	22,550
1,233	Costco Wholesale Corp.	1,198,328
192	Dick's Sporting Goods Inc.	39,790
2,621	Home Depot Inc.(a)	1,124,750
1,802	Lowe's Cos., Inc.	490,919
2,102	McDonald's Corp.	622,213
831	Restaurant Brands International Inc.	57,846
4,005	TJX Cos., Inc.	503,388
11,892	Walmart Inc.(a)	1,100,010
482	Williams-Sonoma Inc.	82,914
485	Yum China Holdings Inc.	22,577
	Total Retail	5,265,285
	TOTAL CONSUMER CYCLICAL	8,823,675
CONSUMER NON-CYCLICAL - 15.6%
Agriculture - 0.9%
2,467	British American Tobacco PLC, ADR	93,598
5,957	Philip Morris International Inc.	792,638
	Total Agriculture	886,236
Beverages - 1.6%
1,598	Constellation Brands Inc., Class A Shares	385,038
6,980	Keurig Dr Pepper Inc.	227,897
2,726	Molson Coors Beverage Co., Class B Shares	169,176
3,491	Monster Beverage Corp.*	192,459
3,571	PepsiCo Inc.	583,680
	Total Beverages	1,558,250
Biotechnology - 0.9%
185	Alnylam Pharmaceuticals Inc.*	46,818
1,564	Amgen Inc.	442,409

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
563	Biogen Inc.*	$90,435
435	BioMarin Pharmaceutical Inc.*	28,723
326	Regeneron Pharmaceuticals Inc.*	244,572
182	United Therapeutics Corp.*	67,429
	Total Biotechnology	920,386
Commercial Services - 1.4%
1,769	Automatic Data Processing Inc.	542,959
1,470	Block Inc., Class A Shares*	130,168
509	Booz Allen Hamilton Holding Corp., Class A Shares	75,424
99	Herc Holdings Inc.	22,968
1,157	S&P Global Inc.	604,544
310	TransUnion	31,465
581	Vestis Corp.	9,342
	Total Commercial Services	1,416,870
Cosmetics/Personal Care - 0.1%
1,243	Estee Lauder Cos., Inc., Class A Shares	89,645
355	Perrigo Co. PLC	10,132
	Total Cosmetics/Personal Care	99,777
Food - 0.6%
3,024	Campbell's Co.	139,709
839	Hormel Foods Corp.	27,209
713	JM Smucker Co.	83,984
2,996	Kellanova	243,545
1,696	US Foods Holding Corp.*	118,330
	Total Food	612,777
Healthcare-Products - 3.0%
3,189	Abbott Laboratories	378,757
1,138	Alcon AG	101,111
1,059	Avantor Inc.*	22,303
1,871	Danaher Corp.	448,460
2,217	Enovis Corp.*	108,212
348	Exact Sciences Corp.*	21,604
1,694	GE HealthCare Technologies Inc.	140,975
1,244	Intuitive Surgical Inc.*	674,248
2,675	Medtronic PLC	231,494
542	Solventum Corp.*	38,758
949	Thermo Fisher Scientific Inc.	502,619
538	Waters Corp.*	206,979
1,278	Zimmer Biomet Holdings Inc.	143,264
	Total Healthcare-Products	3,018,784
Healthcare-Services - 2.2%
1,135	Cigna Group	383,403
827	Elevance Health Inc.	336,556
196	ICON PLC, ADR*	41,209
374	Molina Healthcare Inc.*	111,415
2,125	UnitedHealth Group Inc.(a)	1,296,675
	Total Healthcare-Services	2,169,258
Household Products/Wares - 0.7%
1,211	Clorox Co.	202,443
3,421	Kimberly-Clark Corp.	476,716
663	Spectrum Brands Holdings Inc.	60,963
	Total Household Products/Wares	740,122

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - 4.2%
3,952	AbbVie Inc.	$722,939
1,291	AstraZeneca PLC, ADR	87,297
868	Becton Dickinson & Co.	192,609
808	DexCom Inc.*	63,016
1,777	Eli Lilly & Co.	1,413,337
238	Jazz Pharmaceuticals PLC*	28,938
5,381	Johnson & Johnson(a)	834,109
6,076	Merck & Co., Inc.	617,565
183	Novartis AG, ADR	19,356
9,895	Pfizer Inc.(a)	259,348
2,538	Teva Pharmaceutical Industries Ltd., ADR*	42,588
	Total Pharmaceuticals	4,281,102
	TOTAL CONSUMER NON-CYCLICAL	15,703,562
ENERGY - 3.4%
Oil & Gas - 2.8%
3,338	Canadian Natural Resources Ltd.	112,891
3,832	Cenovus Energy Inc.	60,431
4,381	Chevron Corp.	709,415
11,633	Exxon Mobil Corp.(a)	1,372,229
227	HF Sinclair Corp.	9,291
3,501	Occidental Petroleum Corp.	177,081
1,205	Ovintiv Inc.	54,731
1,598	Phillips 66	214,100
629	Range Resources Corp.	22,480
2,703	Suncor Energy Inc.	106,714
	Total Oil & Gas	2,839,363
Oil & Gas Services - 0.3%
1,770	NOV Inc.	28,355
5,640	Schlumberger NV	247,822
	Total Oil & Gas Services	276,177
Pipelines - 0.3%
451	Enbridge Inc.	19,564
51	South Bow Corp.*	1,329
1,562	Targa Resources Corp.	319,117
257	TC Energy Corp.	12,575
	Total Pipelines	352,585
	TOTAL ENERGY	3,468,125
FINANCIAL - 16.7%
Banks - 4.8%
5,068	Banco Bradesco SA, ADR	10,795
15,858	Bank of America Corp.(a)	753,414
60	Bank of Montreal	5,715
255	Cullen/Frost Bankers Inc.	35,858
1,227	East West Bancorp Inc.	134,577
2,100	First Horizon Corp.	44,373
1,246	Goldman Sachs Group Inc.	758,278
554	ICICI Bank Ltd., ADR	16,925
4,360	Itau Unibanco Holding SA, ADR	23,370
6,735	JPMorgan Chase & Co.(a)	1,681,864
872	M&T Bank Corp.	191,831
3,567	Morgan Stanley	469,453

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
9,852	Wells Fargo & Co.	$750,427
	Total Banks	4,876,880
Diversified Financial Services - 4.6%
2,097	American Express Co.	638,914
940	Ameriprise Financial Inc.	539,532
4,333	Brookfield Asset Management Ltd., Class A Shares	247,674
28	Credit Acceptance Corp.*	13,936
684	Evercore Inc., Class A Shares	210,604
1,682	Jefferies Financial Group Inc.	133,113
2,305	Mastercard Inc., Class A Shares(a)	1,228,427
2,501	Nasdaq Inc.	207,558
4,380	Visa Inc., Class A Shares(a)	1,380,050
249	Voya Financial Inc.	20,667
	Total Diversified Financial Services	4,620,475
Equity Real Estate Investment Trusts (REITs) - 2.3%
2,759	American Homes 4 Rent, Class A Shares	105,642
4,452	CubeSmart	220,641
4,397	Equity Residential	337,074
9,999	Realty Income Corp.	578,842
1,042	SBA Communications Corp., Class A Shares	235,752
19,514	VICI Properties Inc., Class A Shares	636,351
2,986	WP Carey Inc.	170,381
	Total Equity Real Estate Investment Trusts (REITs)	2,284,683
Insurance - 4.5%
3,161	Aflac Inc.	360,354
955	Aon PLC, Class A Shares	373,921
1,800	Arthur J Gallagher & Co.	562,032
4,435	Berkshire Hathaway Inc., Class B Shares*	2,142,194
2,817	Brown & Brown Inc.	318,603
2,124	Fidelity National Financial Inc.	134,640
5,545	Manulife Financial Corp.	178,161
104	Markel Group Inc.*	185,424
187	RenaissanceRe Holdings Ltd.	53,510
1,618	Unum Group	124,424
2,545	WR Berkley Corp.	164,280
	Total Insurance	4,597,543
Private Equity - 0.3%
4,187	Brookfield Corp.	257,040

Real Estate - 0.2%
665	Jones Lang LaSalle Inc.*	186,599
	TOTAL FINANCIAL	16,823,220
INDUSTRIAL - 7.2%
Aerospace/Defense - 1.4%
1,529	Boeing Co.*	237,668
1,276	General Dynamics Corp.	362,397
3,238	General Electric Co.	589,834
893	HEICO Corp.	244,119
	Total Aerospace/Defense	1,434,018
Building Materials - 0.3%
315	Lennox International Inc.	210,146

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
1,075	Louisiana-Pacific Corp.	$127,065
	Total Building Materials	337,211
Electrical Components & Equipment - 0.4%
359	Acuity Brands Inc.	115,128
1,651	AMETEK Inc.	320,921
	Total Electrical Components & Equipment	436,049
Electronics - 0.5%
7,600	Amphenol Corp., Class A Shares	552,140

Engineering & Construction - 0.1%
694	AECOM	81,177

Environmental Control - 0.5%
1,466	Republic Services Inc., Class A Shares	320,028
806	Waste Connections Inc.	155,131
	Total Environmental Control	475,159
Hand/Machine Tools - 0.2%
1,037	Lincoln Electric Holdings Inc.	226,564

Machinery-Construction & Mining - 1.1%
1,347	BWX Technologies Inc.	176,255
1,605	Caterpillar Inc.	651,807
777	GE Vernova Inc.*	259,611
	Total Machinery-Construction & Mining	1,087,673
Machinery-Diversified - 1.3%
2,427	Cognex Corp.	97,031
911	Deere & Co.	424,435
1,956	Graco Inc.	178,152
710	IDEX Corp.	163,747
704	Rockwell Automation Inc.	207,779
1,686	Xylem Inc.	213,700
	Total Machinery-Diversified	1,284,844
Miscellaneous Manufacturers - 0.6%
2,170	3M Co.	289,760
330	Carlisle Cos., Inc.	150,711
1,974	Textron Inc.	169,034
	Total Miscellaneous Manufacturers	609,505
Packaging & Containers - 0.4%
617	Crown Holdings Inc.	56,820
906	Packaging Corp. of America	225,458
1,417	Sonoco Products Co.	73,514
	Total Packaging & Containers	355,792
Transportation - 0.4%
569	Canadian National Railway Co.	63,552
1,121	Canadian Pacific Kansas City Ltd.	85,857
1,417	United Parcel Service Inc., Class B Shares	192,315
283	XPO Inc.*	43,132
	Total Transportation	384,856
	TOTAL INDUSTRIAL	7,264,988
TECHNOLOGY - 29.2%
Computers - 8.3%
1,236	Accenture PLC, Class A Shares	447,889
29,291	Apple Inc.(a)	6,951,633
484	Check Point Software Technologies Ltd.*	88,088

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
889	Dell Technologies Inc., Class C Shares	$113,427
2,662	International Business Machines Corp.	605,365
693	NetApp Inc.	84,990
1,507	Super Micro Computer Inc.*	49,188
	Total Computers	8,340,580
Semiconductors - 11.2%
3,684	Advanced Micro Devices Inc.*	505,353
2,132	Applied Materials Inc.	372,482
85	ASML Holding NV, Class NY Registered Shares, ADR	58,362
9,760	Broadcom Inc.(a)	1,581,901
285	Cirrus Logic Inc.*	29,768
682	Entegris Inc.	72,040
10,397	Intel Corp.	250,048
4,910	Lam Research Corp.	362,751
1,167	Marvell Technology Inc.	108,169
2,601	Micron Technology Inc.	254,768
49,623	NVIDIA Corp.(a)	6,860,380
852	NXP Semiconductors NV	195,423
2,501	ON Semiconductor Corp.*	177,871
2,325	QUALCOMM Inc.	368,582
697	Silicon Laboratories Inc.*	77,123
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,500
	Total Semiconductors	11,307,521
Software - 9.7%
858	Adobe Inc.*(a)	442,668
637	Intuit Inc.	408,782
14,978	Microsoft Corp.(a)	6,342,584
4,087	Oracle Corp.	755,441
4,491	Palantir Technologies Inc., Class A Shares*	301,256
2,299	Salesforce Inc.(a)	758,647
470	SAP SE, ADR	111,672
551	ServiceNow Inc.*	578,241
107	Veeva Systems Inc., Class A Shares*	24,380
136	Workday Inc., Class A Shares*	33,999
546	Zoom Communications Inc., Class A Shares*	45,149
	Total Software	9,802,819
	TOTAL TECHNOLOGY	29,450,920
UTILITIES - 2.4%
Electric - 2.2%
4,555	Ameren Corp.	429,946
5,585	American Electric Power Co., Inc.	557,718
3,809	Consolidated Edison Inc.	383,147
11,604	PPL Corp.	405,328
5,435	Xcel Energy Inc.	394,364
	Total Electric	2,170,503
Water - 0.2%
5,724	Essential Utilities Inc.	229,132
	TOTAL UTILITIES	2,399,635
	TOTAL COMMON STOCKS
	(Cost - $67,300,827)	100,384,226

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (continued)

Number of Contracts	Notional Amounts	Security	Value

PURCHASED OPTIONS - 0.5%
Index Option - 0.5%
55	$33,178,090	S&P 500 Index Options, Put, @ $5,470.00, expires 12/31/24, Counterparty: MSC	$39,050
55	33,178,090	S&P 500 Index Options, Put, @ $5,440.00, expires 1/31/25, Counterparty: MSC	100,925
55	33,178,090	S&P 500 Index Options, Put, @ $5,740.00, expires 2/28/25, Counterparty: MSC	304,150
		TOTAL PURCHASED OPTIONS
		(Cost - $1,239,382)	444,125
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $68,540,209)	100,828,351

Face Amount
SHORT-TERM INVESTMENTS - 0.4%
TIME DEPOSITS- 0.4%
$335,950	Citibank - New York, 3.930% due 12/2/24	335,950
76,175	Royal Bank of Canada - Toronto, 3.930% due 12/2/24	76,175
	TOTAL TIME DEPOSITS
	(Cost - $412,125)	412,125
	TOTAL INVESTMENTS - 100.3%
	(Cost - $68,952,334)	101,240,476
	Liabilities in Excess of Other Assets- (0.3)%	(282,727)
	TOTAL NET ASSETS - 100.0%	$100,957,749

*    Non-income producing security.

(a) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	29.1%
Financial	16.6
Consumer Non-cyclical	15.5
Communications	14.8
Consumer Cyclical	8.8
Industrial	7.2
Energy	3.4
Utilities	2.4
Basic Materials	1.4
Purchased Options	0.4
Short-Term Investments	0.4
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
55	$33,178,090	S&P 500 Index Options, Put	MSC	12/31/24	$4,600.00	$(11,550)
28	16,890,664	S&P 500 Index Options, Call	MSC	12/31/24	6,030.00	(243,600)
55	33,178,090	S&P 500 Index Options, Put	MSC	1/31/25	4,575.00	(31,350)
28	16,890,664	S&P 500 Index Options, Call	MSC	1/31/25	6,025.00	(418,880)
55	33,178,090	S&P 500 Index Options, Put	MSC	2/28/25	4,825.00	(67,650)
27	16,287,426	S&P 500 Index Options, Call	MSC	2/28/25	6,355.00	(106,650)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $762,741)				$(879,680)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 86.6%
Australia - 3.4%
12,772	APA Group	$60,133
374,041	Atlas Arteria Ltd.	1,170,778
22,800	Centuria Industrial REIT	43,712
44,115	Charter Hall Group	452,223
58,380	Charter Hall Retail REIT	130,579
129,635	Cleanaway Waste Management Ltd.	243,461
13,566	Dexus	64,402
89,318	Goodman Group	2,208,040
128,421	GPT Group	398,618
61,164	Growthpoint Properties Australia Ltd.	102,903
62,218	Ingenia Communities Group	204,890
46,974	Lendlease Corp., Ltd.	219,323
11,985	Lifestyle Communities Ltd.	70,651
89,814	Mirvac Group	126,506
103,843	NEXTDC Ltd.*	1,101,740
45,161	Qube Holdings Ltd.	117,209
182,591	South32 Ltd.	442,931
188,627	Stockland	642,079
292,941	Transurban Group	2,445,143
194,241	Vicinity Ltd.	273,596
	Total Australia	10,518,917
Belgium - 0.5%
1,242	Elia Group SA	116,379
5,600	Montea NV	394,811
10,388	Titan Cement International SA	425,479
3,182	VGP NV	265,707
11,923	Warehouses De Pauw CVA	263,647
2,827	Xior Student Housing NV	91,885
	Total Belgium	1,557,908
Canada - 8.5%
43,227	ARC Resources Ltd.	797,006
1,709	Boardwalk Real Estate Investment Trust	87,168
23,072	Cameco Corp.	1,371,630
1,022	Canadian National Railway Co.	114,147
43,041	Canadian Natural Resources Ltd.	1,461,091
2,335	Canadian Pacific Kansas City Ltd.	178,838
29,812	Canfor Corp.*	377,588
245,436	Capstone Copper Corp.*	1,697,197
18,284	Chartwell Retirement Residences	210,942
10,159	CT Real Estate Investment Trust	111,688
45,258	Enbridge Inc.	1,963,292
89,353	Enbridge Inc.	3,866,208
54,725	ERO Copper Corp.*	836,209
6,241	GFL Environmental Inc.	293,951
68,408	Gibson Energy Inc.	1,153,776
150,446	Hudbay Minerals Inc.	1,344,987
27,260	InterRent Real Estate Investment Trust	212,067
28,757	Ivanhoe Mines Ltd., Class A Shares*	387,234
9,675	Killam Apartment Real Estate Investment Trust	128,208
26,032	Methanex Corp.	1,220,380
46,622	Nexus Industrial REIT	264,442
23,615	Nutrien Ltd.	1,101,876

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
30,581	Pan American Silver Corp.	$678,534
39,408	Parex Resources Inc.	421,429
12,326	Pembina Pipeline Corp.	507,886
13,232	Primaris Real Estate Investment Trust	152,373
18,510	RioCan Real Estate Investment Trust	251,366
13,626	Suncor Energy Inc.	537,955
5,200	TC Energy Corp.	253,564
18,757	Teck Resources Ltd., Class B Shares	875,577
17,053	Tourmaline Oil Corp.	804,988
4,622	Waste Connections Inc.	889,596
6,974	West Fraser Timber Co., Ltd.	685,120
23,907	Wheaton Precious Metals Corp.	1,490,123
	Total Canada	26,728,436
China - 0.2%
4,408,000	China Tower Corp., Ltd, Class H Shares(a)(b)	577,916
30,400	ENN Energy Holdings Ltd.	204,166
	Total China	782,082
Denmark - 0.3%
15,842	Orsted AS*(b)	879,643

France - 1.3%
18,458	Aeroports de Paris SA	2,136,357
18,639	Engie SA	297,196
3,556	Gecina SA	358,391
55,512	Getlink SE	907,427
3,174	Unibail-Rodamco-Westfield	260,208
8,270	Veolia Environnement SA	241,000
	Total France	4,200,579
Germany - 1.0%
32,495	E.ON SE	418,521
20,503	Fraport AG Frankfurt Airport Services Worldwide*	1,125,843
10,016	Instone Real Estate Group SE(b)	89,142
6,854	LEG Immobilien SE	635,648
342,430	Sirius Real Estate Ltd., REIT	377,585
21,113	TAG Immobilien AG*	350,815
6,082	Vonovia SE	201,860
	Total Germany	3,199,414
Greece - 0.3%
68,826	Athens International Airport SA	585,630
20,387	Star Bulk Carriers Corp.	353,103
	Total Greece	938,733
Hong Kong - 1.6%
572,200	China Gas Holdings Ltd.	473,649
163,000	CLP Holdings Ltd.	1,368,119
428,000	HK Electric Investments & HK Electric Investments Ltd.	287,169
95,700	Hongkong Land Holdings Ltd.	435,435
30,000	Hysan Development Co., Ltd.	48,278
163,200	Link REIT	710,072
332,000	Sino Land Co., Ltd.	325,174
94,000	Sun Hung Kai Properties Ltd.	933,361
135,600	Swire Properties Ltd.	270,156
	Total Hong Kong	4,851,413
Ireland - 0.4%
21,712	Smurfit WestRock PLC	1,194,594

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Isle of Man - 0.1%
32,937	Lifezone Metals Ltd.*	$233,853

Italy - 2.2%
483,002	Enav SpA(b)	2,082,975
239,821	Enel SpA	1,726,272
37,331	Infrastrutture Wireless Italiane SpA(b)	384,724
227,151	Snam SpA	1,059,315
208,993	Terna - Rete Elettrica Nazionale	1,769,012
	Total Italy	7,022,298
Japan - 2.5%
134	Advance Residence Investment Corp.	264,238
70	Daiwa Office Investment Corp., Class A Shares	140,374
574	Daiwa Securities Living Investments Corp., Class A Shares	348,774
3,500	East Japan Railway Co.	68,316
319	GLP J-Reit	271,449
106	Hoshino Resorts REIT Inc.	156,520
110	Hulic Reit Inc.	97,647
183	Invincible Investment Corp.	77,800
13,500	Japan Airport Terminal Co., Ltd.	473,312
6,000	Kamigumi Co., Ltd.	135,441
212	KDX Realty Investment Corp., Class A Shares	208,741
2,100	Kyushu Railway Co.	55,265
46,700	Mitsubishi Estate Co., Ltd.	661,635
125,900	Mitsui Fudosan Co., Ltd.	1,055,338
24	Nippon Accommodations Fund Inc., Class A Shares	93,209
494	Nippon Building Fund Inc.	414,418
486	Nippon Prologis REIT Inc.	767,009
469	Nomura Real Estate Master Fund Inc.	444,233
23	Orix JREIT Inc.	25,629
592	Star Asia Investment Corp.	199,840
34,000	Sumitomo Realty & Development Co., Ltd.	1,054,091
9,900	Tokyo Metro Co., Ltd.*	109,853
62,000	Tokyu Fudosan Holdings Corp.	406,896
351	United Urban Investment Corp.	320,264
	Total Japan	7,850,292
Luxembourg - 0.5%
56,009	ArcelorMittal SA	1,415,907

Mexico - 1.0%
19,299	Corp. Inmobiliaria Vesta SAB de CV, ADR	465,106
5,937	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	387,270
144,655	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	1,119,715
2,289	Grupo Aeroportuario del Pacifico SAB de CV, ADR	430,286
3,330	Grupo Aeroportuario del Sureste SAB de CV, ADR	866,266
	Total Mexico	3,268,643
Netherlands - 0.6%
12,834	CTP NV(b)	206,196
12,486	Ferrovial SE	514,975
19,468	Koninklijke Vopak NV	911,591
20,113	Wereldhave NV	295,506
	Total Netherlands	1,928,268
New Zealand - 0.9%
572,150	Auckland International Airport Ltd.	2,629,521

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
New Zealand - (continued)
27,820	Infratil Ltd.	$211,722
	Total New Zealand	2,841,243
Philippines - 0.1%
28,930	International Container Terminal Services Inc.	182,549

Singapore - 1.0%
122,800	Capitaland India Trust, REIT	100,866
107,100	CapitaLand Integrated Commercial Trust	156,747
111,400	CapitaLand Investment Ltd.	227,092
69,500	City Developments Ltd.	270,382
277,800	Frasers Centrepoint Trust	441,841
551,900	Keppel DC REIT	914,888
102,200	Mapletree Logistics Trust	97,682
170,300	Parkway Life Real Estate Investment Trust	483,229
88,100	Sembcorp Industries Ltd.	343,401
	Total Singapore	3,036,128
Spain - 4.0%
16,999	Aena SME SA(b)	3,679,835
76,202	Cellnex Telecom SA(b)	2,736,937
101,540	EDP Renovaveis SA	1,189,192
12,370	Endesa SA	271,177
71,115	Iberdrola SA	1,014,024
60,132	Inmobiliaria Colonial Socimi SA	347,035
61,193	Merlin Properties Socimi SA	672,682
69,387	Redeia Corp. SA	1,239,481
406,273	Sacyr SA	1,327,799
	Total Spain	12,478,162
Sweden - 0.3%
10,642	Catena AB	477,627
6,380	Cibus Nordic Real Estate AB publ	102,240
6,968	Fastighets AB Balder, Class B Shares*	53,670
14,496	Sagax AB, Class B Shares	321,442
11,325	Wihlborgs Fastigheter AB	114,961
	Total Sweden	1,069,940
Switzerland - 0.2%
2,443	Flughafen Zurich AG, Class Registered Shares	580,762

United Kingdom - 6.1%
109,170	Anglo American PLC	3,501,586
18,346	Big Yellow Group PLC	250,271
126,430	British Land Co. PLC	625,535
50	Derwent London PLC	1,345
49,458	Endeavour Mining PLC	971,759
61,132	Hammerson PLC	227,624
125,054	Helios Towers PLC*	156,591
102,700	LondonMetric Property PLC	253,540
262,382	National Grid PLC	3,314,234
5,844	National Grid PLC, ADR	372,146
40,116	Pennon Group PLC	307,829
16,194	Rio Tinto PLC	1,017,298
35,577	Safestore Holdings PLC	337,061
14,050	Segro PLC	139,459
43,364	Severn Trent PLC	1,488,282
220,534	Shaftesbury Capital PLC	383,355

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
66,576	Shell PLC	$2,144,719
22,243	SSE PLC	501,429
161,207	Tritax Big Box REIT PLC	285,355
54,883	UNITE Group PLC	616,001
145,036	United Utilities Group PLC	2,066,211
	Total United Kingdom	18,961,630
United States - 49.6%
15,959	Acadia Realty Trust	412,540
23,233	Agree Realty Corp.	1,784,294
35,092	Alcoa Corp.	1,629,322
2,948	Alexandria Real Estate Equities Inc.	324,958
8,079	Alliant Energy Corp.	510,593
14,399	Ameren Corp.	1,359,122
15,926	American Electric Power Co., Inc.	1,590,370
36,816	American Healthcare REIT Inc.	1,097,485
11,748	American Homes 4 Rent, Class A Shares	449,831
9,865	American Tower Corp.	2,061,785
13,446	Americold Realty Trust Inc.	320,822
43,320	Antero Resources Corp.*	1,416,131
9,479	Apple Hospitality REIT Inc.	152,707
7,937	Arcosa Inc.	862,276
10,647	AvalonBay Communities Inc.	2,505,771
2,040	Brookfield Renewable Corp., Class A Shares	65,117
1,087	BXP Inc.	89,123
19,236	CareTrust REIT Inc.	573,040
1,672	Casella Waste Systems Inc., Class A Shares*	189,287
1,050	CBRE Group Inc., Class A Shares*	146,990
6,219	CenterPoint Energy Inc.	202,864
21,233	CF Industries Holdings Inc.	1,903,751
14,673	Cheniere Energy Inc.	3,286,899
7,358	Chord Energy Corp.	938,292
75,007	Cleveland-Cliffs Inc.*	933,837
31,182	CMS Energy Corp.	2,173,697
9,775	ConocoPhillips	1,059,024
3,366	Constellation Energy Corp.	863,581
8,766	COPT Defense Properties	288,840
14,573	Corteva Inc.	907,024
9,702	Cousins Properties Inc.	307,941
76,729	Crescent Energy Co., Class A Shares	1,140,960
17,158	CRH PLC	1,760,290
10,938	Crown Castle Inc.	1,162,163
8,261	Crown Holdings Inc.	760,756
6,366	CSX Corp.	232,677
7,149	CubeSmart	354,304
7,440	Curbline Properties Corp.*	180,494
45,296	Darling Ingredients Inc.*	1,835,847
931	Deere & Co.	433,753
14,194	Diamondback Energy Inc.	2,520,712
19,994	Digital Realty Trust Inc.	3,912,626
26,362	DigitalBridge Group Inc.	345,342
1,191	DT Midstream Inc.	126,389
399	DTE Energy Co.	50,186
2,664	Duke Energy Corp.	311,821

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
2,411	DuPont de Nemours Inc.	$201,535
4,280	EastGroup Properties Inc.	737,059
28,327	Empire State Realty Trust Inc., Class A Shares	310,464
48,899	Energy Transfer LP	971,134
5,018	Entergy Corp.	783,661
8,029	Enterprise Products Partners LP	276,438
32,846	EQT Corp.	1,492,522
6,504	Equinix Inc.	6,383,546
7,871	Equity LifeStyle Properties Inc.	561,438
21,560	Equity Residential	1,652,790
12,023	Essential Properties Realty Trust Inc.	409,984
44,215	Essential Utilities Inc.	1,769,926
3,693	Essex Property Trust Inc.	1,146,529
16,127	Eversource Energy	1,040,030
45,042	Exelon Corp.	1,781,862
16,542	Expand Energy Corp.	1,636,996
4,712	Extra Space Storage Inc.	805,564
5,911	Federal Realty Investment Trust	689,518
13,143	First Industrial Realty Trust Inc.	702,493
2,327	First Solar Inc.*	463,701
7,096	Fluor Corp.*	398,298
13,160	FMC Corp.	777,624
37,178	Freeport-McMoRan Inc.	1,643,268
13,736	Gaming & Leisure Properties Inc.	708,915
868	GE Vernova Inc.*	290,016
30,611	Granite Ridge Resources Inc.	197,441
4,924	Healthcare Realty Trust Inc., Class A Shares	90,208
42,983	Healthpeak Properties Inc.	945,196
13,628	Host Hotels & Resorts Inc.	251,028
12,151	Hudson Pacific Properties Inc.	46,781
570	Hyatt Hotels Corp., Class A Shares	90,026
54,783	International Paper Co.	3,222,884
10,238	InvenTrust Properties Corp.	317,071
62,163	Invitation Homes Inc.	2,129,083
2,381	Iron Mountain Inc.	294,458
13,056	Kilroy Realty Corp.	542,216
69,586	Kimbell Royalty Partners LP	1,125,901
34,667	Kimco Realty Corp.	886,435
70,970	Kinder Morgan Inc.	2,006,322
20,336	Kite Realty Group Trust	560,664
294	Lamar Advertising Co., Class A Shares	39,402
9,300	Lineage Inc.	589,806
6,139	Louisiana-Pacific Corp.	725,630
25,234	LXP Industrial Trust	235,938
3,871	Macerich Co.	82,104
8,015	Marathon Petroleum Corp.	1,251,542
35,608	Metallus Inc.*	593,585
1,258	Mid-America Apartment Communities Inc.	206,513
48,332	MP Materials Corp.*	1,018,355
3,902	MPLX LP	201,577
16,457	NETSTREIT Corp.	266,768
15,028	Newmont Corp.	630,274
48,531	NextEra Energy Inc.	3,817,934

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
25,812	NiSource Inc.	$983,179
7,331	NNN REIT Inc.	322,417
1,492	Norfolk Southern Corp.	411,568
101,427	NOV Inc.	1,624,861
4,879	Nucor Corp.	754,733
23,083	Occidental Petroleum Corp.	1,167,538
1,695	Omega Healthcare Investors Inc.	68,834
24,254	ONEOK Inc.	2,755,254
22,954	Pebblebrook Hotel Trust	317,913
193,795	Permian Resources Corp., Class A Shares	3,034,830
118,251	PG&E Corp.	2,557,769
13,776	Phillips 66	1,845,708
5,876	Pinnacle West Capital Corp.	550,581
3,268	PPL Corp.	114,151
36,301	Prologis Inc.	4,239,231
7,704	Public Service Enterprise Group Inc.	726,487
7,543	Public Storage	2,625,341
18,210	Realty Income Corp.	1,054,177
8,544	Regency Centers Corp.	645,841
5,126	Republic Services Inc., Class A Shares	1,119,006
6,370	Ryman Hospitality Properties Inc.	746,819
2,919	SBA Communications Corp., Class A Shares	660,424
25,636	Schlumberger NV	1,126,446
33,666	Sempra	3,153,494
8,681	Simon Property Group Inc.	1,593,832
9,827	SITE Centers Corp.	152,515
2,206	SL Green Realty Corp.	172,487
9,413	Southern Co.	838,981
15,133	STAG Industrial Inc.	556,743
2,895	Steel Dynamics Inc.	420,557
5,351	Sun Communities Inc.	675,992
43,195	Sunnova Energy International Inc.*	239,300
29,702	Sunrun Inc.*	342,464
24,704	Sunstone Hotel Investors Inc.	265,568
6,819	Sylvamo Corp.	629,326
16,036	Tanger Inc.	592,851
3,880	Targa Resources Corp.	792,684
85,764	Transocean Ltd.*	377,362
33,281	Tronox Holdings PLC	402,700
6,034	Tyson Foods Inc., Class A Shares	389,193
55	UDR Inc.	2,522
2,186	Union Pacific Corp.	534,827
20,505	Unit Corp.(c)	588,325
15,463	Urban Edge Properties	355,804
6,877	Valaris Ltd.*	317,649
10,850	Valero Energy Corp.	1,509,018
30,157	Ventas Inc.	1,932,159
10,581	Veris Residential Inc.	193,103
63,519	VICI Properties Inc., Class A Shares	2,071,355
4,734	Vistra Corp.	756,683
1,085	Waste Management Inc.	247,619
36,443	Welltower Inc.	5,035,694
9,255	Weyerhaeuser Co.	298,566

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
25,907	Williams Cos., Inc.	$1,516,078
41,381	Xcel Energy Inc.	3,002,605
	Total United States	154,947,251
	TOTAL COMMON STOCKS (Cost - $265,191,970)	270,668,645

EXCHANGE TRADED FUND (ETF) - 11.1%
United States - 11.1%
1,328,496	Pimco Commodity Strategy Active Exchange-Traded Fund
	(Cost - $34,420,081)	34,527,611

CLOSED-END FUNDS - 0.3%
Canada - 0.3%
48,476	Sprott Physical Uranium Trust*	879,934

Jersey, Channel Islands - 0.0%
34,048	3i Infrastructure PLC	140,165
	TOTAL CLOSED-END FUNDS
	(Cost - $1,085,919)	1,020,099

RIGHT - 0.0%
Singapore - 0.0%
51,040	Keppel DC REIT*(c)
	(Cost - $0)	7,241
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $300,697,970)	306,223,596

Face Amount†
SHORT-TERM INVESTMENTS - 2.0%
TIME DEPOSITS - 2.0%
78,405	EUR	Citibank - London, 2.120% due 12/2/24	82,874
$5,005,076		Citibank - New York, 3.930% due 12/2/24	5,005,076
1	GBP	Royal Bank of Canada - London, 3.670% due 12/2/24	1
1,279,927		Skandinaviska Enskilda Banken AB - Stockholm, 3.930% due 12/2/24	1,279,927
		TOTAL TIME DEPOSITS
		(Cost - $6,367,878)	6,367,878
		TOTAL INVESTMENTS - 100.0%
		(Cost - $307,065,848)	312,591,474
		Liabilities in Excess of Other Assets - 0.0%	(54,643)
		TOTAL NET ASSETS - 100.0%	$312,536,831

Schedules of Investments

November 30, 2024 (unaudited)

Destinations Real Assets Fund (concluded)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security trades on the Hong Kong exchange.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2024, amounts to $10,637,368 and represents 3.40% of net assets.

(c)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2024, amounts to $595,566 and represents 0.19% of net assets.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	28.9%
Energy	17.0
Utilities	16.0
Industrial	11.6
Basic Materials	10.3
Consumer Non-cyclical	2.3
Communications	0.5
Consumer Cyclical	0.1
Exchange Traded Funds (ETF)	11.0
Closed-End Funds	0.3
Short-Term Investments	2.0
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings (unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings (unaudited) (concluded)

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2024 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (commenced operations on November 14, 2024) (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 —	unadjusted quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$66,974,104	$66,974,104	$–	$–
Communications	587,741,029	587,741,029	–	–
Consumer Cyclical	535,277,179	535,277,179	–	–
Consumer Non-cyclical	729,665,820	729,665,820	–	–
Energy	144,650,659	144,650,659	–	–
Financial	755,120,666	755,120,666	–	–
Industrial	364,205,830	364,205,830	–	–
Technology	1,082,364,152	1,081,321,385	–	1,042,767
Utilities	52,872,453	52,872,453	–	–
Exchange Traded Fund (ETF)	8,941,994	8,941,994	–	–
Preferred Stocks	4,566,388	–	–	4,566,388
Short-Term Investments:
Time Deposits	46,347,996	–	46,347,996	–
Money Market Fund	20,325,292	20,325,292	–	–
Total Investments, at value	$4,399,053,562	$4,347,096,411	$46,347,996	$5,609,155
Other Financial Instruments - Assets
Futures Contracts	$132,806	$132,806	$–	$–
Total Other Financial Instruments - Assets	$132,806	$132,806	$–	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$35,536,351	$35,536,351	$–	$–
Communications	25,978,550	25,978,550	–	–
Consumer Cyclical	96,197,240	96,197,240	–	–
Consumer Non-cyclical	176,225,199	176,225,017	–	182
Energy	39,521,985	39,521,985	–	–
Financial	178,287,481	178,287,481	–	–
Government	23,713	23,713	–	–
Industrial	176,719,182	176,719,182	–	–
Technology	100,857,020	100,857,020	–	–
Utilities	20,546,437	20,546,437	–	–
Exchange Traded Funds (ETFs)	21,938,578	21,938,578	–	–
REIT	75,457	75,457	–	–
Limited Partnership	41,214	41,214	–	–
Closed-End Fund	3,474	3,474	–	–
Warrants	647	647	–	–
Right	178	178	–	–
Short-Term Investments:
Time Deposits	20,577,743	–	20,577,743	–
Money Market Fund	6,141,741	6,141,741	–	–
Total Investments, at value	$898,672,190	$878,094,265	$20,577,743	$182
Other Financial Instruments - Assets
Futures Contracts	$144,386	$144,386	$–	$–
Total Other Financial Instruments - Assets	$144,386	$144,386	$–	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,373,786	$–	$1,373,786	$–
Common Stocks:
Basic Materials	16,460,464	9,184,655	7,275,809	–
Communications	25,028,892	18,270,205	6,758,687	–
Consumer Cyclical	32,469,447	29,478,246	2,991,201	–
Consumer Non-cyclical	92,332,896	66,089,422	26,243,474	–
Energy	41,551,780	20,665,250	20,886,530	–
Financial	115,906,516	82,944,605	32,961,911	–
Industrial	51,650,811	34,719,978	16,930,833	–
Technology	27,242,207	25,546,350	1,695,857	–
Utilities	51,142,813	41,030,923	10,111,890	–
Exchange Traded Funds (ETFs)	68,519,331	68,519,331	–	–
Convertible Preferred Stock	401,577	401,577	–	–
Short-Term Investments:
Time Deposits	11,038,057	–	11,038,057	–
Total Investments, at value	$535,118,577	$396,850,542	$138,268,035	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(9,015)	$(9,015)	$–	$–
Total Other Financial Instruments - Liabilities	$(9,015)	$(9,015)	$–	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$1,305,523	$1,305,523	$–	$–
Australia	40,269,283	–	40,269,283	–
Austria	2,357,388	–	2,357,388	–
Belgium	3,358,617	–	3,358,617	–
Bermuda	3,620,875	–	3,620,875	–
Brazil	26,598,025	4,972,599	21,625,426	–
Cambodia	16,806	–	16,806	–
Canada	131,469,538	26,286,090	105,183,448	–
Chile	145,754	–	145,754	–
China	57,801,740	18,924,460	38,877,280	–
Denmark	20,507,899	6,123,485	14,384,414	–
Finland	15,158,546	–	15,158,546	–
France	136,458,170	–	136,458,170	–
Germany	131,356,990	–	131,356,990	–
Greece	1,315,487	–	1,315,487	–
Hong Kong	45,037,080	–	45,037,080	–
India	112,548,601	3,398,129	109,150,472	–
Indonesia	13,953,075	–	13,953,075	–
Ireland	27,565,635	8,248,364	19,317,271	–
Israel	6,160,270	3,134,381	3,025,889	–
Italy	53,996,209	52,520	53,943,689	–
Japan	288,155,590	–	288,155,590	–
Jordan	86,942	–	86,942	–
Luxembourg	4,692,652	–	4,692,652	–
Macau	168,924	–	168,924	–
Mexico	3,365,393	–	3,365,393	–
Netherlands	71,428,764	2,445,237	68,983,527	–
New Zealand	1,378,356	–	1,378,356	–
Norway	20,575,064	–	20,575,064	–
Peru	1,857,297	1,857,297	–	–
Philippines	4,202,221	–	4,202,221	–
Poland	4,772,626	–	4,772,626	–
Portugal	7,334,241	–	7,334,241	–
Russia	644	–	–	644
Saudi Arabia	3,234,779	–	3,234,779	–
Singapore	21,265,332	2,140,237	19,125,095	–
South Africa	2,545,345	751,002	1,794,343	–
South Korea	64,294,911	–	64,294,911	–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Spain	$24,866,957	$–	$24,866,957	$–
Sweden	44,494,887	–	44,494,887	–
Switzerland	101,273,926	2,453,864	98,820,062	–
Taiwan	76,433,816	13,171,983	63,261,833	–
Thailand	2,976,429	–	2,976,429	–
Turkey	1,798,802	–	1,798,802	–
United Arab Emirates	908,926	908,926	–	–
United Kingdom	190,431,252	7,951,921	182,284,907	194,424
United States	41,578,451	38,337,414	2,484,012	757,025
Uruguay	11,510,856	11,510,856	–	–
Vietnam	1,281,118	–	1,281,118	–
Exchange Traded Funds (ETFs)	137,308,781	137,308,781	–	–
Preferred Stocks:
Germany	6,936,911	–	6,936,911	–
United States	42,351	–	–	42,351
Warrants:
Canada	– *	–	–	–	*
United States	759	759	–	–
Right	373	373	–	–
Short-Term Investments:
Time Deposits	34,754,410	–	34,754,410	–
U.S. Government Agency	4,704,000	–	4,704,000	–
Money Market Fund	12,974,534	12,974,534	–	–
Total Investments, at value	$2,024,638,131	$304,258,735	$1,719,384,952	$994,444
Other Financial Instruments - Liabilities
Futures Contracts	$(175,191)	$(175,191)	$–	$–
Options Contracts Written	(8,649)	(8,553)	(96)	–
OTC Total Return Swaps	(5,328,624)	–	(5,328,624)	–
Total Other Financial Instruments - Liabilities	$(5,512,464)	$(183,744)	$(5,328,720)	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$500,052,801	$–	$500,052,801	$–
U.S. Government Obligations	377,765,746	–	377,765,746	–
Collateralized Mortgage Obligations	356,232,862	–	356,232,862	–
Corporate Bonds & Notes	347,718,702	–	347,718,702	–
Asset-Backed Securities	237,155,617	–	237,155,617	–
Senior Loans	12,168,115	–	12,168,115	–
Sovereign Bonds	8,915,087	–	8,915,087	–
Municipal Bonds	2,157,205	–	2,157,205	–
Exchange Traded Fund (ETF)	30,745,056	30,745,056	–	–
Common Stocks	7,628	7,628	–	–
Short-Term Investments:
Time Deposits	44,183,083	–	44,183,083	–
U.S. Government Obligation	550,540	–	550,540	–
Total Investments, at value	$1,917,652,442	$30,752,684	$1,886,899,758	$–
Other Financial Instruments - Assets
Centrally Cleared Interest Rate Swap	$592,199	$–	$592,199	$–
Total Other Financial Instruments - Assets	$592,199	$–	$592,199	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(552,968)	$(552,968)	$–	$–
Centrally Cleared Interest Rate Swap	(838)	–	(838)	–
Forward Sale Commitments	(32,368,776)	–	(32,368,776)	–
Total Other Financial Instruments - Liabilities	$(32,922,582)	$(552,968)	$(32,369,614)	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$10,788,849	$–	$10,788,849	$–
Communications	12,107,298	–	12,107,298	–
Consumer Cyclical	13,707,461	–	13,707,461	–
Consumer Non-cyclical	28,872,649	–	21,650,199	7,222,450
Energy	15,466,500	–	15,466,500	–
Financial	15,505,576	–	15,505,576	–
Healthcare	4,250,596	–	–	4,250,596
Industrial	3,941,066	–	3,941,066	–
Technology	8,356,514	–	8,356,514	–
Utilities	2,340,394	–	2,340,394	–
Asset-Backed Securities	41,413,837	–	41,413,837	–
Collateralized Mortgage Obligations	38,952,543	–	38,952,543	–
U.S. Government Obligations	26,317,512	–	26,317,512	–
Senior Loans	15,679,732	–	10,143,492	5,536,240
Mortgage-Backed Securities	1,278,531	–	1,278,531	–
Sovereign Bonds	590,189	–	590,189	–
Exchange Traded Fund (ETF)	49,236,749	49,236,749	–	–
Common Stocks:
Consumer Non-cyclical	1,004,614	–	–	1,004,614
Diversified	4,321,348	4,321,348	–	–
Financial	342,488	–	–	342,488
Preferred Stocks	5,339,513	5,339,513	–	–
Warrant	763	763	–	–
Short-Term Investments:
Commercial Papers	12,138,890	–	12,138,890	–
Corporate Note	293,692	–	–	293,692
Time Deposits	24,317,735	–	24,317,735	–
U.S. Government Obligation	4,582,175	–	4,582,175	–
Money Market Fund	1,019,475	1,019,475	–	–
Total Investments, at value	$342,166,689	$59,917,848	$263,598,761	$18,650,080
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$33,580	$–	$33,580	$–
Total Other Financial Instruments - Assets	$33,580	$–	$33,580	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(1,105)	$–	$(1,105)	$–
Total Other Financial Instruments - Liabilities	$(1,105)	$–	$(1,105)	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$9,987,036		$–	$9,987,036	$–
Austria	1,530,468		–	1,530,468	–
Bermuda	2,108,294		–	2,108,294	–
Brazil	10,675,970		–	10,675,970	–
Canada	32,032,331		–	32,032,331	–
Cayman Islands	12,903,366		–	12,903,366	–
Chile	11,808,743		–	11,808,743	–
Colombia	14,559,259		–	14,559,259	–
Dominican Republic	204,016		–	204,016	–
France	3,569,295		–	3,569,295	–
Germany	10,274,564		–	10,274,564	–
Guatemala	2,450,625		–	2,450,625	–
India	24,044,981		–	24,044,981	–
Indonesia	23,547,566		–	23,547,566	–
Ireland	315,226		–	315,226	–
Italy	1,016,324		–	1,016,324	–
Japan	2,454,299		–	2,454,299	–
Liberia	50,135		–	50,135	–
Luxembourg	29,813,277		–	29,813,277	–
Mauritius	2,965,457		–	2,965,457	–
Mexico	38,479,434		–	38,479,434	–
Multinational	2,876,526		–	2,876,526	–
Netherlands	16,010,724		–	16,010,724	–
Norway	3,568,717		–	3,568,717	–
Panama	4,588,938		–	4,588,938	–
Paraguay	1,385,722		–	1,385,722	–
Peru	33,007,576		–	33,007,576	–
Portugal	–	*	–	–	–	*
Singapore	20,848,479		–	20,848,479	–
Spain	9,757,538		–	9,757,538	–
Sweden	9,569,546		–	9,569,546	–
Switzerland	1,356,189		–	1,356,189	–
United Kingdom	11,607,247		–	11,607,247	–
United States	234,650,788		–	227,375,138	7,275,650
Senior Loans	64,643,540		–	61,451,780	3,191,760
U.S. Government Obligations	13,717,775		–	13,717,775	–
Sovereign Bonds	6,865,384		–	6,865,384	–
Collateralized Mortgage Obligations	3,759,057		–	3,759,057	–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Exchange Traded Fund (ETF)	$24,501,680	$24,501,680	$–	$–
Preferred Stocks:
Bermuda	1,887,620	1,887,620	–	–
United Kingdom	35,686	35,686	–	–
United States	15,389,056	15,101,741	287,315	–
Common Stocks:
United States	9,246,313	2,065,760	–	7,180,553
Warrants:
Bermuda	– *	–	–	–	*
Israel	– *	–	–	–	*
United States	291,398	638	–	290,760
Short-Term Investments:
Commercial Paper	6,029,997	–	6,029,997	–
Corporate Note	433,025	–	–	433,025
Time Deposits	15,370,572	–	15,370,572	–
U.S. Government Obligations	10,023,893	–	10,023,893	–
Money Market Fund	527,110	527,110	–	–
Total Investments, at value	$756,740,762	$44,120,235	$694,248,779	$18,371,748
Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$141,081	$–	$141,081	$–
Total Other Financial Instruments - Assets	$141,081	$–	$141,081	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(25,446)	$(25,446)	$–	$–
Forward Foreign Currency Contracts	(14,166)	–	(14,166)	–
Short Sales:
Corporate Bonds & Notes	(6,186,928)	–	(6,186,928)	–
Exchange Traded Fund (ETF)	(2,465,232)	(2,465,232)	–	–
Total Other Financial Instruments - Liabilities	$(8,691,772)	$(2,490,678)	$(6,201,094)	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$123,106,726	$–	$123,106,726	$–
Asset-Backed Securities	97,747,929	–	97,747,929	–
Corporate Bonds & Notes	76,700,732	–	76,700,732	–
Senior Loans	14,606,769	–	14,606,769	–
Common Stocks	124,903,889	124,903,889	–	–
Open-End Fund	66,578,745	66,578,745	–	–
Preferred Stock	7,620,000	7,620,000	–	–
Warrants:
Diversified	163,475	155,667	–	7,808
Short-Term Investments:
Time Deposits	100,791,615	–	100,791,615	–
Money Market Fund	2,694,855	2,694,855	–	–
Total Investments, at value	$614,914,735	$201,953,156	$412,953,771	$7,808
Other Financial Instruments - Assets
OTC Total Return Swaps	$38,995	$–	$38,995	$–
OTC Credit Default Swaps	5,427,818	–	5,427,818	–
Total Other Financial Instruments - Assets	$5,466,813	$–	$5,466,813	$–
Other Financial Instruments - Liabilities
OTC Total Return Swaps	$(191,644)	$–	$(191,644)	$–
OTC Credit Default Swaps	(308,508)	–	(308,508)	–
Securities Sold Short:
Corporate Bond & Note	(1,344,061)	–	(1,344,061)	–
Common Stock	(570,446)	(570,446)	–	–
Total Other Financial Instruments - Liabilities	$(2,414,659)	$(570,446)	$(1,844,213)	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$730,676,130	$–	$730,676,130	$–
Exchange Traded Fund (ETF)	24,961,000	24,961,000	–	–
Short-Term Investments:
Municipal Bonds	8,823,881	8,823,881	–	–
Time Deposits	30,444,783	–	30,444,783	–
Money Market Fund	5,200	5,200	–	–
Total Investments, at value	$794,910,994	$33,790,081	$761,120,913	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$100,384,226	$100,384,226	$–	$–
Purchased Options	444,125	444,125	–	–
Short-Term Investments:
Time Deposits	412,125	–	412,125	–
Total Investments, at value	$101,240,476	$100,828,351	$412,125	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(879,680)	$(879,680)	$–	$–
Total Other Financial Instruments - Liabilities	$(879,680)	$(879,680)	$–	$–

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at November 30, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$270,668,645	$270,668,645	$–	$–
Exchange Traded Fund (ETF)	34,527,611	34,527,611	–	–
Closed-End Funds	1,020,099	1,020,099	–	–
Right	7,241	7,241	–	–
Short-Term Investments:
Time Deposits	6,367,878	–	6,367,878	–
Total Investments, at value	$312,591,474	$306,223,596	$6,367,878	$–

*Includes securities that are fair valued by the Board at $0.

Notes to Financial Statements

November 30, 2024 (unaudited)(continued)

2. Investment valuation (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2024 through November 30, 2024:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2024	$17,699,942	$12,718,313	$2,895,327	$617,841	$-	$-	$1,468,461
Purchases	5,539,285	4,810,432	-	728,853	-	-	-
(Sales/Paydowns)	(5,606,248)	(5,584,259)	(21,989)	-	-	-	-
Total realized gain (loss)	47,998	48,683	(500)	(185)	-	-	-
Change in unrealized appreciation (depreciation)	(1,693,689)	(520,123)	610	593	-	-	(1,174,769)
Transfers In	2,662,792	-	2,662,792	-	-	-	-
Transfers Out	-	-	-	-	-	-	-
Balance as of November 30, 2024	$18,650,080	$11,473,046	$5,536,240	$1,347,102	$-	$-	$293,692
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2024	$(1,839,533)	$(653,623)	$(11,578)	$437	$-	$-	$(1,174,769)

Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2024	$16,823,495	$10,112,963	$159,610	$3,894,615	$491,184	$-	$2,165,123
Purchases	8,165,572	497,116	3,159,520	4,003,437	-	505,499	-
(Sales/Paydowns)	(3,949,007)	(2,700,885)	-	(818,336)	(429,786)	-	-
Total realized gain (loss)	(781,464)	(812,180)	-	30,716	-	-	-
Change in unrealized appreciation (depreciation)	(1,886,848)	178,636	(127,370)	70,121	(61,398)	(214,739)	(1,732,098)
Transfers In	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-
Balance as of November 30, 2024	$18,371,748	$7,275,650	$3,191,760	$7,180,553	$-	$290,760	$433,025
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2024	$(1,678,421)	$25,205	$(130,028)	$368,074	$5,165	$(214,739)	$(1,732,098)

Notes to Financial Statements

November 30, 2024 (unaudited)(concluded)

3. Investments

At November 30, 2024, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$2,863,539,527	$1,551,705,668	$(16,058,827)	$1,535,646,841
Destinations Small-Mid Cap Equity Fund	649,851,657	262,536,746	(13,571,827)	248,964,919
Destinations International Equity Fund	1,689,415,888	439,577,586	(109,867,807)	329,709,779
Destinations Equity Income Fund	411,740,398	129,320,285	(5,951,121)	123,369,164
Destinations Core Fixed Income Fund	2,010,039,364	22,580,257	(147,297,562)	(124,717,305)
Destinations Low Duration Fixed Income Fund	356,115,015	4,192,002	(18,107,853)	(13,915,851)
Destinations Global Fixed Income Opportunities Fund	758,607,474	15,497,953	(25,915,356)	(10,417,403)
Destinations Municipal Fixed Income Fund	789,206,103	18,927,407	(13,222,516)	5,704,891
Destinations Multi Strategy Alternatives Fund	579,944,567	44,188,024	(6,165,702)	38,022,322
Destinations Shelter Fund	68,189,593	34,017,247	(1,846,044)	32,171,203
Destinations Real Assets Fund	307,065,848	6,802,433	(1,276,807)	5,525,626